Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)
Argentina – 1.1%
Banco Macro S.A. ADR*	7,015	$679
Grupo Financiero Galicia S.A. ADR*	10,460	652
Vista Energy S.A.B. de C.V. ADR*	2,440	132
YPF S.A. ADR*	5,450	231
		1,694
Australia – 0.2%
Paladin Energy Ltd.*	56,878	266
Austria – 0.4%
Erste Group Bank A.G.	9,187	568
Brazil – 3.3%
Ambev S.A. ADR	635,795	1,176
Azzas 2154 S.A.	83,688	400
Embraer S.A.*	133,700	1,225
Embraer S.A. ADR*	2,850	105
Localiza Rent a Car S.A.*	51,600	269
MercadoLibre, Inc.*	180	306
NU Holdings Ltd., Class A*	3,700	38
Petroleo Brasileiro S.A. ADR	73,600	946
WEG S.A.	52,900	483
		4,948
Canada – 0.2%
Celestica, Inc.*	2,730	252
Chile – 0.5%
Antofagasta PLC	40,800	808
China – 18.3%
Bosideng International Holdings Ltd.	450,000	225
China Construction Bank Corp., Class H	1,044,000	868
China Life Insurance Co. Ltd., Class H	916,000	1,732
Eastroc Beverage Group Co. Ltd., Class A	17,500	595
Giant Biogene Holding Co. Ltd.	81,200	522
Haier Smart Home Co. Ltd., Class A	433,753	1,681
Hansoh Pharmaceutical Group Co. Ltd.	416,000	926
Henan Pinggao Electric Co. Ltd., Class A	190,500	501
Kweichow Moutai Co. Ltd., Class A	5,800	1,202
Meituan, Class B*	146,720	2,847
New Oriental Education & Technology Group, Inc.	106,200	678
PDD Holdings, Inc. ADR*	13,300	1,290
PICC Property & Casualty Co. Ltd., Class H	388,000	612
Pop Mart International Group Ltd.	49,800	575
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
China – 18.3%continued
Shandong Sinocera Functional Material Co. Ltd., Class A	36,400	$84
Shangri-La Asia Ltd.	782,000	534
Shenzhen Envicool Technology Co. Ltd., Class A	83,400	461
Tencent Holdings Ltd.	160,500	8,577
Topsports International Holdings Ltd.	567,956	218
Trip.com Group Ltd. ADR*	10,840	744
Want Want China Holdings Ltd.	1,017,740	594
WuXi AppTec Co. Ltd., Class H	149,700	1,090
Xiaomi Corp., Class B*	126,200	556
Zhongji Innolight Co. Ltd., Class A	4,100	69
		27,181
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	628,329	970
Greece – 1.6%
Eurobank Ergasias Services and Holdings S.A.	625,300	1,440
National Bank of Greece S.A.	54,806	433
OPAP S.A.	18,791	306
Piraeus Financial Holdings S.A.	57,671	230
		2,409
Hong Kong – 0.3%
Pacific Basin Shipping Ltd.	1,913,500	404
Hungary – 0.6%
OTP Bank Nyrt.	17,040	930
Richter Gedeon Nyrt.	600	16
		946
India – 15.9%
ABB India Ltd.	2,940	237
Bharat Electronics Ltd.	307,162	1,049
Bharti Airtel Ltd.	21,117	391
Central Depository Services India Ltd.	28,657	587
Cipla Ltd.	7,529	135
Cummins India Ltd.	2,386	91
Dixon Technologies India Ltd.	862	180
DLF Ltd.	31,786	305
Dr. Reddy's Laboratories Ltd.	6,244	101
GE Vernova T&D India Ltd.	14,417	348
HDFC Bank Ltd.	150,905	3,121
Hero MotoCorp Ltd.	43,251	2,102
ICICI Bank Ltd.	121,784	1,821
NORTHERN FUNDS QUARTERLY REPORT  0 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
India – 15.9%continued
Indian Hotels (The) Co. Ltd.	95,245	$976
JK Cement Ltd.	11,800	634
Kaynes Technology India Ltd.*	4,037	348
Kfin Technologies Ltd.	7,787	140
Larsen & Toubro Ltd.	19,000	799
Macrotech Developers Ltd.	9,949	162
Mahindra & Mahindra Ltd.	17,587	616
MakeMyTrip Ltd.*	5,430	610
Max Healthcare Institute Ltd.	47,070	620
PB Fintech Ltd.*	16,239	399
Polycab India Ltd.	4,597	391
Power Finance Corp. Ltd.	42,319	221
Reliance Industries Ltd.	2,925	41
Siemens Ltd.	5,189	396
Solar Industries India Ltd.	3,000	343
State Bank of India	8,270	77
Sun Pharmaceutical Industries Ltd.	6,824	150
Tata Consultancy Services Ltd.	104,588	4,989
Trent Ltd.	692	58
Triveni Turbine Ltd.	12,852	111
TVS Motor Co. Ltd.	7,721	214
Varun Beverages Ltd.	59,345	441
Zen Technologies Ltd.	1,992	57
Zomato Ltd.*	83,586	271
		23,532
Indonesia – 1.7%
Astra International Tbk PT	3,762,154	1,142
Bank Central Asia Tbk PT	711,600	427
Bank Mandiri Persero Tbk PT	440,500	155
Sumber Alfaria Trijaya Tbk PT	268,400	47
Telkom Indonesia Persero Tbk PT	4,829,800	810
		2,581
Italy – 0.2%
Ferrari N.V.	756	321
Malaysia – 0.6%
Gamuda Bhd.	437,800	465
Public Bank Bhd.	463,200	472
		937
Mexico – 4.3%
America Movil S.A.B. de C.V. ADR	72,507	1,038
BBB Foods, Inc., Class A*	5,170	146
Fomento Economico Mexicano S.A.B. de C.V. ADR	9,600	821
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Mexico – 4.3%continued
Grupo Financiero Banorte S.A.B. de C.V., Class O	122,522	$789
Southern Copper Corp.	468	43
Wal-Mart de Mexico S.A.B. de C.V.	1,320,675	3,476
		6,313
Netherlands – 0.3%
Nebius Group N.V.*	17,700	490
Peru – 3.0%
Cia de Minas Buenaventura S.A.A. ADR	67,648	779
Credicorp Ltd.	20,020	3,670
		4,449
Philippines – 0.5%
BDO Unibank, Inc.	118,650	294
International Container Terminal Services, Inc.	63,600	424
		718
Poland – 1.0%
Powszechna Kasa Oszczednosci Bank Polski S.A.	98,100	1,420
Saudi Arabia – 0.8%
Al Rajhi Bank	14,767	371
Dr. Sulaiman Al Habib Medical Services Group Co.	3,526	263
Elm Co.	1,263	375
Leejam Sports Co. JSC	570	28
Riyadh Cables Group Co.	2,542	94
Saudi Tadawul Group Holding Co.	732	42
		1,173
Singapore – 0.6%
Grab Holdings Ltd., Class A*	49,700	235
Sea Ltd. ADR*	6,780	719
		954
South Africa – 5.2%
Anglo American Platinum Ltd.	61,241	1,837
Bid Corp. Ltd.	42,503	970
Bidvest Group Ltd.	120,996	1,687
Clicks Group Ltd.	6,990	138
FirstRand Ltd.	256,638	1,033
Impala Platinum Holdings Ltd.*	1,800	8
Standard Bank Group Ltd.	91,648	1,077
Truworths International Ltd.	175,221	962
		7,712
EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
South Korea – 9.2%
Amorepacific Corp.	7,916	$563
DB Insurance Co. Ltd.	1,418	98
Hanwha Aerospace Co. Ltd.*	1,256	277
HD Hyundai Electric Co. Ltd.	2,916	740
HD Hyundai Heavy Industries Co. Ltd.*	1,372	268
HD HYUNDAI MIPO*	6,094	555
Hyundai Mobis Co. Ltd.	8,630	1,386
Hyundai Motor Co.	18,646	2,681
Hyundai Rotem Co. Ltd.	17,240	580
KB Financial Group, Inc.	2,557	145
NAVER Corp.	949	128
NCSoft Corp.	6,018	748
Samsung Biologics Co. Ltd.*	911	587
Samsung Electronics Co. Ltd.	133,946	4,834
SK Hynix, Inc.	859	97
		13,687
Taiwan – 14.3%
Accton Technology Corp.	58,400	1,371
E Ink Holdings, Inc.	31,800	262
Eclat Textile Co. Ltd.	68,000	1,051
Fubon Financial Holding Co. Ltd.	189,500	521
Globalwafers Co. Ltd.	36,000	417
Hiwin Technologies Corp.	137,000	1,371
Hon Hai Precision Industry Co. Ltd.	482,796	2,689
Lai Yih Footwear Co. Ltd.	12,700	147
MediaTek, Inc.	10,000	429
Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	11,690
Wiwynn Corp.	3,880	308
Yageo Corp.	59,000	969
		21,225
Thailand – 1.2%
Advanced Info Service PCL NVDR	60,300	507
Central Pattana PCL NVDR	31,700	53
CP ALL PCL (Registered)	535,500	875
CP ALL PCL NVDR	104,500	170
WHA Corp. PCL NVDR	1,252,400	202
		1,807
Turkey – 0.1%
BIM Birlesik Magazalar A.S.	6,921	103
United Arab Emirates – 4.1%
Adnoc Gas PLC	881,400	842
Aldar Properties PJSC	157,730	330
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United Arab Emirates – 4.1%continued
Emaar Properties PJSC	1,236,233	$4,325
Salik Co. PJSC	358,722	527
		6,024
United Kingdom – 0.2%
BAE Systems PLC	3,431	49
Coca-Cola Europacific Partners PLC	2,830	218
		267
United States – 4.0%
Globant S.A.*	457	98
Meta Platforms, Inc., Class A	2,203	1,290
Microsoft Corp.	1,865	786
Netflix, Inc.*	523	466
NVIDIA Corp.	9,765	1,311
Spotify Technology S.A.*	423	189
Tenaris S.A. ADR	46,825	1,770
		5,910
Total Common Stocks
(Cost $119,616)		140,069

PREFERRED STOCKS – 2.4% (1)
Brazil – 2.4%
Gerdau S.A. ADR, 6.87%(2)	281,800	812
Itau Unibanco Holding S.A., 3.66%(2)	228,000	1,133
Itau Unibanco Holding S.A. ADR, 4.54%(2)	323,417	1,604
		3,549
Total Preferred Stocks
(Cost $3,860)		3,549

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.2%
FPT Corp., Exp. 8/24/26, Strike $0.00*	51,200	$307
Total Warrants
(Cost $279)		307

NORTHERN FUNDS QUARTERLY REPORT  2 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.7%
iShares Core S&P 500 ETF	1,500	$883
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(3) (4)	4,581,522	4,582
Total Investment Companies
(Cost $5,459)		5,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.19%, 3/27/25(5) (6)	$100	$99
Total Short-Term Investments
(Cost $99)		99

Total Investments – 100.8%
(Cost $129,313)		149,489
Liabilities less Other Assets – (0.8%)		(1,183)
Net Assets – 100.0%		$148,306

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2024 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	46	$2,470	Long	3/25	$(7)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,694	$—	$—	$1,694
Brazil	2,571	2,377	—	4,948
Canada	252	—	—	252
China	2,034	25,147	—	27,181
India	610	22,922	—	23,532
Italy	321	—	—	321
Mexico	6,313	—	—	6,313
Netherlands	490	—	—	490
Peru	4,449	—	—	4,449
Singapore	954	—	—	954
United Kingdom	218	49	—	267
United States	5,910	—	—	5,910
All Other Countries(1)	—	63,758	—	63,758
Total Common Stocks	25,816	114,253	—	140,069
Preferred Stocks	2,416	1,133	—	3,549
Warrants	—	307	—	307
Investment Companies	5,465	—	—	5,465
Short-Term Investments	—	99	—	99
Total Investments	$33,697	$115,792	$—	$149,489
EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—	$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,902	$94,047	$97,367	$230	$4,582	4,581,522
NORTHERN FUNDS QUARTERLY REPORT  4 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)
Australia – 0.8%
AGL Energy Ltd.	31,024	$217
AMP Ltd.	286,113	280
Bendigo & Adelaide Bank Ltd.	32,062	260
Champion Iron Ltd.	39,345	140
Charter Hall Group	25,595	228
JB Hi-Fi Ltd.	6,786	389
Magellan Financial Group Ltd.	43,071	295
OceanaGold Corp.	123,662	342
Paladin Energy Ltd.*	41,583	195
Ramelius Resources Ltd.	275,242	354
Technology One Ltd.	26,178	506
Ventia Services Group Pty. Ltd.	90,115	200
		3,406
Austria – 0.6%
ams-OSRAM A.G.*	17,012	111
Erste Group Bank A.G.	23,635	1,460
Mondi PLC	58,523	870
		2,441
Belgium – 0.7%
Ageas S.A./N.V.	17,854	867
Anheuser-Busch InBev S.A./N.V.	33,334	1,668
Colruyt Group N.V	3,944	148
Proximus S.A.DP	41,660	217
		2,900
Brazil – 2.2%
Ambev S.A.	425,686	802
Atacadao S.A.*	234,955	206
Lojas Renner S.A.*	224,996	440
MercadoLibre, Inc.*	2,498	4,248
NU Holdings Ltd., Class A*	275,396	2,853
Telefonica Brasil S.A.*	113,146	856
Ultrapar Participacoes S.A.	112,652	294
		9,699
Burkina Faso – 0.1%
Endeavour Mining PLC	28,087	509
Canada – 4.1%
Alamos Gold, Inc., Class A	24,325	449
ARC Resources Ltd.	7,879	143
AtkinsRealis Group, Inc.	4,964	263
Barrick Gold Corp.	79,200	1,228
Boardwalk Real Estate Investment Trust	7,078	316
Bombardier, Inc., Class B*	4,394	299
Boralex, Inc., Class A	10,430	208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Canada – 4.1%continued
Canadian Natural Resources Ltd.	68,887	$2,127
Canadian Pacific Kansas City Ltd. (New York Exchange)	49,805	3,604
Canadian Pacific Kansas City Ltd. (New York Exchange)	36,427	2,637
Celestica, Inc.*	11,968	1,104
Docebo, Inc.*	3,631	163
Dundee Precious Metals, Inc.	45,477	413
EQB, Inc.	3,748	258
Finning International, Inc.	11,295	299
Gildan Activewear, Inc.	3,632	171
Headwater Exploration, Inc.	56,892	262
Hudbay Minerals, Inc.	20,053	163
Methanex Corp.	5,396	270
NuVista Energy Ltd.*	26,232	252
Secure Energy Services, Inc.	23,784	269
Shopify, Inc., Class A*	22,298	2,371
Vermilion Energy, Inc.	22,371	211
Whitecap Resources, Inc.	35,610	253
		17,733
China – 1.6%
Alibaba Group Holding Ltd.	57,290	608
Baidu, Inc., Class A*	62,951	666
China Mengniu Dairy Co. Ltd.	194,494	434
Li Ning Co. Ltd.	112,000	236
Meituan, Class B*	196,900	3,820
Tencent Holdings Ltd.	22,900	1,224
		6,988
Denmark – 1.9%
Ascendis Pharma A/S ADR*	1,527	210
Bavarian Nordic A/S*	10,139	266
ISS A/S	9,082	166
Jyske Bank A/S (Registered)	3,662	259
Netcompany Group A/S*	5,627	265
Novo Nordisk A/S, Class B	76,219	6,560
Pandora A/S	2,393	438
ROCKWOOL A/S, Class B	748	265
		8,429
Finland – 0.4%
Konecranes OYJ	6,683	426
Nokia OYJ	225,778	997
Orion OYJ, Class B	5,099	226
		1,649
EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
France – 8.7%
Accor S.A.	7,953	$385
Air Liquide S.A.	2,298	371
Alstom S.A.*	166,360	3,716
Arkema S.A.	4,387	335
AXA S.A.	72,648	2,583
BNP Paribas S.A.	40,552	2,484
Carrefour S.A.	117,458	1,671
Cie de Saint-Gobain S.A.	31,574	2,779
Danone S.A.	13,236	891
Dassault Systemes S.E.	30,158	1,042
Eiffage S.A.	3,677	323
Elis S.A.	16,588	323
Engie S.A.	96,551	1,530
Ipsen S.A.	1,933	221
Kering S.A.	14,253	3,493
Klepierre S.A.	14,144	407
La Francaise des Jeux S.A.CA	7,707	296
Nexans S.A.	1,387	149
Orange S.A.	122,999	1,223
Renault S.A.	24,792	1,201
Rexel S.A.	6,506	164
Safran S.A.	22,999	5,024
Societe Generale S.A.	77,224	2,162
Sodexo S.A.	7,364	607
Sopra Steria Group	1,783	316
SPIE S.A.	10,838	336
Technip Energies N.V.	11,103	296
Teleperformance S.E.	13,011	1,116
TotalEnergies S.E.	34,788	1,933
Valeo S.E.	42,382	404
Vallourec S.A.CA*	18,836	320
Virbac S.A.CA	507	166
		38,267
Germany – 7.7%
adidas A.G.	7,232	1,776
AIXTRON S.E.	8,698	137
Allianz S.E. (Registered)	2,130	653
BASF S.E.	23,358	1,027
Bechtle A.G.	5,649	182
Birkenstock Holding PLC*	3,580	203
Continental A.G.	9,395	631
CTS Eventim A.G. & Co. KGaA	3,654	309
Daimler Truck Holding A.G.	29,989	1,145
Deutsche Telekom A.G. (Registered)	48,582	1,454
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Germany – 7.7%continued
Evonik Industries A.G.	51,799	$898
Freenet A.G.	10,375	296
Fresenius S.E. & Co. KGaA*	32,137	1,116
GEA Group A.G.	6,931	343
Heidelberg Materials A.G.	13,377	1,653
Infineon Technologies A.G.	56,845	1,846
Mercedes-Benz Group A.G.	8,333	464
Nordex S.E.*	12,244	143
RTL Group S.A.	8,960	248
RWE A.G.	16,344	488
SAP S.E.	46,741	11,439
Scout24 S.E.	3,964	349
Siemens Energy A.G.*	67,157	3,504
Siemens Healthineers A.G.	40,613	2,153
SUSS MicroTec S.E.	3,983	201
TAG Immobilien A.G.*	27,397	407
TeamViewer S.E.*	12,884	127
TUI A.G.*	38,541	333
Zalando S.E.*	7,529	253
		33,778
Guatemala – 0.0%
Millicom International Cellular S.A. SDR	9,450	232
Hong Kong – 1.3%
CK Asset Holdings Ltd.	165,134	678
Kerry Properties Ltd.	69,500	139
Link REIT	93,700	396
Prudential PLC	411,563	3,281
United Laboratories International Holdings (The) Ltd.	218,000	349
WH Group Ltd.	1,052,804	817
Yue Yuen Industrial Holdings Ltd.	115,500	259
		5,919
India – 1.3%
Canara Bank	365,518	425
HDFC Bank Ltd.	98,511	2,038
ICICI Bank Ltd. ADR	101,757	3,038
		5,501
Ireland – 0.5%
AIB Group PLC	451	2
AIB Group PLC	144,695	813
AIB Group PLC	291	1
Bank of Ireland Group PLC	87,562	781
NORTHERN FUNDS QUARTERLY REPORT  6 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Ireland – 0.5%continued
Dalata Hotel Group PLC	46,501	$224
Glanbia PLC	19,315	267
		2,088
Israel – 0.2%
Check Point Software Technologies Ltd.*	4,286	800
Italy – 3.9%
Azimut Holding S.p.A.	9,431	234
Banca Monte dei Paschi di Siena S.p.A.	43,644	307
BPER Banca SPA	201,822	1,282
Brunello Cucinelli S.p.A.	1,876	206
Buzzi S.p.A.	11,002	406
Coca-Cola HBC A.G. - CDI*	11,981	409
De' Longhi S.p.A.	6,019	188
DiaSorin S.p.A.	1,909	197
Enel S.p.A.	298,642	2,136
Eni S.p.A.	118,670	1,621
Ferrari N.V.	11,662	5,003
Iren S.p.A.	88,952	177
Iveco Group N.V.	12,370	120
Leonardo S.p.A.	9,347	252
Reply S.p.A.	1,784	283
UniCredit S.p.A.	104,036	4,154
		16,975
Japan – 11.5%
ABC-Mart, Inc.	12,400	250
Adastria Co. Ltd.	8,200	180
Alfresa Holdings Corp.	25,563	350
Alps Alpine Co. Ltd.	20,559	208
Amada Co. Ltd.	23,940	231
Chiba Bank (The) Ltd.	83,320	648
Citizen Watch Co. Ltd.	31,600	186
Credit Saison Co. Ltd.	19,100	442
Daicel Corp.	32,500	287
Daido Steel Co. Ltd.	23,100	173
Dai-ichi Life Holdings, Inc.	17,189	457
Dentsu Group, Inc.	39,840	973
Dexerials Corp.	13,300	205
Ebara Corp.	17,000	260
Eisai Co. Ltd.	4,756	130
FANUC Corp.	79,900	2,087
Fujikura Ltd.	15,100	617
Fujitsu Ltd.	89,500	1,572
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Japan – 11.5%continued
Fuyo General Lease Co. Ltd.	2,600	$192
GS Yuasa Corp.	9,100	151
Hakuhodo DY Holdings, Inc.	46,680	353
Hino Motors Ltd.*	62,814	224
Hitachi Zosen Corp.	25,600	159
Honda Motor Co. Ltd.	86,272	811
Horiba Ltd.	8,810	504
INFRONEER Holdings, Inc.	26,700	206
Invincible Investment Corp.	584	245
Isuzu Motors Ltd.	15,164	205
Japan Airlines Co. Ltd.	25,643	404
Japan Post Insurance Co. Ltd.	36,800	671
Jeol Ltd.	7,600	267
JGC Holdings Corp.	42,680	353
Kaneka Corp.	5,900	140
KDX Realty Investment Corp.	136	129
Kinden Corp.	9,200	176
Kirin Holdings Co. Ltd.	21,693	282
Koito Manufacturing Co. Ltd.	54,190	684
Kubota Corp.	96,200	1,112
Kyushu Railway Co.	10,100	245
Makita Corp.	11,477	350
Mebuki Financial Group, Inc.	94,800	383
Mitsubishi Estate Co. Ltd.	61,110	843
Mitsubishi Gas Chemical Co., Inc.	38,170	677
Mitsubishi Heavy Industries Ltd.	271,900	3,809
Mitsui Mining & Smelting Co. Ltd.	7,300	213
Miura Co. Ltd.	7,600	190
Morinaga Milk Industry Co. Ltd.	10,400	193
Murata Manufacturing Co. Ltd.	56,400	901
NET One Systems Co. Ltd.	8,400	237
NHK Spring Co. Ltd.	25,800	324
Nikon Corp.	31,756	326
Nintendo Co. Ltd.	23,500	1,369
Nippon Accommodations Fund, Inc.	38	142
Nippon Electric Glass Co. Ltd.	7,000	148
Nippon Television Holdings, Inc.	31,062	537
Nissan Motor Co. Ltd.	214,968	646
Nissui Corp.	50,000	284
Nitto Boseki Co. Ltd.	5,000	201
Ono Pharmaceutical Co. Ltd.	33,348	346
Park24 Co. Ltd.	19,700	275
Persol Holdings Co. Ltd.	317,420	473
Renesas Electronics Corp.	204,700	2,602
EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Japan – 11.5%continued
Rengo Co. Ltd.	41,600	$231
Resona Holdings, Inc.	103,567	754
Resorttrust, Inc.	12,000	238
Rinnai Corp.	20,858	429
Rohm Co. Ltd.	74,678	703
Round One Corp.	48,400	397
Sankyo Co. Ltd.	29,300	396
Santen Pharmaceutical Co. Ltd.	29,100	298
Sanwa Holdings Corp.	20,300	562
Sawai Group Holdings Co. Ltd.	17,600	240
Sega Sammy Holdings, Inc.	23,090	448
Senko Group Holdings Co. Ltd.	20,600	194
SMC Corp.	3,000	1,168
Socionext, Inc.	7,400	116
Stanley Electric Co. Ltd.	25,229	414
Subaru Corp.	43,122	760
Sumitomo Bakelite Co. Ltd.	8,000	194
Sumitomo Forestry Co. Ltd.	7,100	239
Sumitomo Heavy Industries Ltd.	18,343	373
Sumitomo Mitsui Trust Group, Inc.	58,934	1,383
Sumitomo Rubber Industries Ltd.	33,260	373
T&D Holdings, Inc.	85,101	1,553
Taiheiyo Cement Corp.	15,121	340
Takashimaya Co. Ltd.	29,000	230
Takeda Pharmaceutical Co. Ltd.	37,122	984
Takeuchi Manufacturing Co. Ltd.	6,500	203
TechnoPro Holdings, Inc.	9,600	179
THK Co. Ltd.	17,586	403
Tohoku Electric Power Co., Inc.	24,700	184
Tokyo Electron Ltd.	6,181	937
Tokyo Seimitsu Co. Ltd.	4,900	224
Tokyo Tatemono Co. Ltd.	15,600	255
Tokyu Fudosan Holdings Corp.	32,300	196
Toyo Suisan Kaisha Ltd.	5,200	353
Toyo Tire Corp.	15,900	247
Toyoda Gosei Co. Ltd.	14,300	250
Tsumura & Co.	8,300	247
Tsuruha Holdings, Inc.	8,877	490
Ulvac, Inc.	4,000	154
Yamaguchi Financial Group, Inc.	32,500	339
Yamato Holdings Co. Ltd.	47,710	535
		50,451
Jordan – 0.1%
Hikma Pharmaceuticals PLC	13,470	335
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Luxembourg – 0.3%
ArcelorMittal S.A.	57,380	$1,329
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,012,016	726
Fresnillo PLC	56,111	437
		1,163
Netherlands – 5.5%
ABN AMRO Bank N.V. - C.V.A.	68,834	1,062
Adyen N.V.*	2,227	3,285
Akzo Nobel N.V.	39,209	2,354
ASM International N.V.	4,493	2,563
ASML Holding N.V.	2,482	1,745
ASML Holding N.V. (Registered)	4,474	3,101
ASR Nederland N.V.	6,510	309
BE Semiconductor Industries N.V.	2,398	324
Euronext N.V.	3,433	385
Fugro N.V.	17,710	306
Heineken N.V.	14,901	1,058
ING Groep N.V.	144,267	2,256
Koninklijke Philips N.V.*	128,777	3,268
NN Group N.V.	24,470	1,066
Randstad N.V.	19,248	808
		23,890
Norway – 0.0%
Norsk Hydro ASA	18,145	100
Wallenius Wilhelmsen ASA	15,720	129
		229
Pakistan – 0.1%
VEON Ltd. ADR*	6,877	276
Russia – 0.0%
Gazprom PJSC ADR(2) *	54,380	—
LUKOIL PJSC ADR(2) *	4,766	—
Mobile TeleSystems PJSC ADR(2) (3) *	64,508	—
Sberbank of Russia PJSC(2) (3)	186,456	—
		—
Singapore – 1.6%
Keppel DC REIT	159,000	254
SATS Ltd.	63,100	168
Sea Ltd. ADR*	48,398	5,135
Sembcorp Industries Ltd.	85,500	345
United Overseas Bank Ltd.	38,200	1,017
		6,919
NORTHERN FUNDS QUARTERLY REPORT  8 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
South Africa – 0.4%
Anglo American PLC	21,966	$651
MTN Group Ltd.	129,038	630
Old Mutual Ltd.	671,350	445
		1,726
South Korea – 3.2%
Classys, Inc.	8,993	291
Coupang, Inc.*	142,058	3,122
Coway Co. Ltd.	10,056	457
Hankook Tire & Technology Co. Ltd.	8,650	225
HD Hyundai Electric Co. Ltd.	853	216
Hugel, Inc.*	1,030	196
Hyosung Heavy Industries Corp.	559	148
Hyundai Mobis Co. Ltd.	5,145	826
IsuPetasys Co. Ltd.	6,420	117
KB Financial Group, Inc.	17,107	970
Kolmar Korea Co. Ltd.	3,804	141
KT Corp. ADR	64,307	998
LEENO Industrial, Inc.	1,251	163
LIG Nex1 Co. Ltd.	1,337	199
LOTTE Fine Chemical Co. Ltd.	4,034	108
PharmaResearch Co. Ltd.	1,632	287
Poongsan Corp.	6,633	225
Samsung E&A Co. Ltd.*	10,743	121
Samsung Electronics Co. Ltd.	83,144	3,001
Samsung Fire & Marine Insurance Co. Ltd.	554	135
Shinhan Financial Group Co. Ltd.	54,970	1,763
SOOP Co. Ltd.	2,966	183
		13,892
Spain – 0.7%
Amadeus IT Group S.A.	21,635	1,522
Bankinter S.A.	55,430	439
Indra Sistemas S.A.	14,626	259
Logista Integral S.A.	8,374	253
Mapfre S.A.	107,673	273
Merlin Properties Socimi S.A.	34,003	358
		3,104
Sweden – 1.0%
Avanza Bank Holding AB	10,393	256
Evolution AB	14,566	1,118
Loomis AB	5,685	173
NCC AB, Class B	13,218	194
SKF AB, Class B	43,192	810
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
Sweden – 1.0%continued
Storskogen Group AB, Class B	168,802	$175
Telefonaktiebolaget LM Ericsson, Class B	148,324	1,199
Wihlborgs Fastigheter AB	30,763	292
		4,217
Switzerland – 2.7%
Accelleron Industries A.G.	6,186	318
Adecco Group A.G. (Registered)	21,940	540
BKW A.G.	1,077	178
Clariant A.G. (Registered)*	28,496	318
DKSH Holding A.G.	2,413	179
Flughafen Zurich A.G. (Registered)	1,092	262
Galenica A.G.	4,014	329
Julius Baer Group Ltd.	13,923	898
Logitech International S.A. (Registered)	1,963	161
Novartis A.G. (Registered)	19,043	1,853
On Holding A.G., Class A*	8,472	464
PSP Swiss Property A.G. (Registered)	3,184	452
Siegfried Holding A.G. (Registered)*	350	380
Sulzer A.G. (Registered)	2,894	417
Swatch Group (The) A.G. (Bearer)	4,828	877
Swissquote Group Holding S.A. (Registered)	1,504	576
UBS Group A.G. (Registered)	123,680	3,772
		11,974
Taiwan – 1.6%
Catcher Technology Co. Ltd.	21,942	129
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	6,825
		6,954
Thailand – 0.3%
Kasikornbank PCL (Registered)	158,989	725
Kasikornbank PCL NVDR	154,586	704
		1,429
Turkey – 0.0%
Eldorado Gold Corp.*	13,323	198
United Kingdom – 14.9%
3i Group PLC	88,688	3,940
4imprint Group PLC	3,251	197
AstraZeneca PLC	52,096	6,782
Babcock International Group PLC	74,484	467
BAE Systems PLC	209,009	2,998
Balfour Beatty PLC	54,968	312
EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United Kingdom – 14.9%continued
Barclays PLC	1,076,120	$3,604
Beazley PLC	44,086	449
Bellway PLC	6,271	196
Berkeley Group Holdings PLC	13,289	649
British American Tobacco PLC	99,215	3,598
British Land (The) Co. PLC	130,051	584
BT Group PLC	551,667	995
Bunzl PLC	22,622	931
Burberry Group PLC	46,170	563
CK Hutchison Holdings Ltd.	133,603	716
Compass Group PLC	96,169	3,197
Computacenter PLC	10,168	268
ConvaTec Group PLC	73,381	203
Cranswick PLC	2,835	172
DCC PLC	2,340	150
Deliveroo PLC*	105,777	188
Diageo PLC	58,116	1,847
Drax Group PLC	27,990	227
easyJet PLC	154,291	1,077
Harbour Energy PLC	68,192	219
IMI PLC	9,678	220
Inchcape PLC	19,544	187
Intermediate Capital Group PLC	11,572	299
Investec PLC	39,964	272
J Sainsbury PLC	116,793	399
JET2 PLC	12,062	238
Kingfisher PLC	462,803	1,436
Land Securities Group PLC	81,711	596
Legal & General Group PLC	308,039	882
LondonMetric Property PLC	102,649	231
Man Group PLC/Jersey	67,855	182
Marks & Spencer Group PLC	78,147	366
NatWest Group PLC	55,799	281
Nomad Foods Ltd.	8,614	145
OSB Group PLC	39,191	197
Playtech PLC*	26,991	242
QinetiQ Group PLC	33,771	175
Reckitt Benckiser Group PLC	71,917	4,344
RELX PLC	20,307	918
Rightmove PLC	22,486	180
Rolls-Royce Holdings PLC*	1,032,971	7,349
Sage Group (The) PLC	209,898	3,313
Segro PLC	80,622	707
Smith & Nephew PLC	49,516	609
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.7% (1)continued
United Kingdom – 14.9%continued
Spectris PLC	4,314	$135
St. James's Place PLC	21,649	234
Standard Chartered PLC	256,437	3,159
Tate & Lyle PLC	55,938	453
Taylor Wimpey PLC	120,760	184
Trainline PLC*	47,818	258
Tritax Big Box REIT PLC	145,701	242
Unilever PLC	9,298	527
Weir Group (The) PLC	6,999	191
WPP PLC	123,790	1,282
		64,962
United States – 14.5%
Aon PLC, Class A	14,930	5,362
Arch Capital Group Ltd.	39,088	3,610
Atlassian Corp., Class A*	12,797	3,115
BP PLC	788,416	3,885
Experian PLC	74,142	3,172
Ferguson Enterprises, Inc.	13,414	2,327
Globant S.A.*	5,471	1,173
GSK PLC	241,678	4,048
ICON PLC*	27,833	5,837
IMAX Corp.*	16,076	412
Linde PLC	5,982	2,504
Medtronic PLC	22,737	1,816
Monday.com Ltd.*	12,941	3,047
Roche Holding A.G. (Genusschein)	8,359	2,340
Sanofi S.A.	18,468	1,786
Schneider Electric S.E.	15,902	3,931
Shell PLC	92,688	2,877
Smurfit WestRock PLC	8,806	474
Spotify Technology S.A.*	12,749	5,704
STERIS PLC	13,076	2,688
Waste Connections, Inc.	12,243	2,101
Willis Towers Watson PLC	4,155	1,301
		63,510
Total Common Stocks
(Cost $349,453)		413,872

PREFERRED STOCKS – 0.8% (1)
Brazil – 0.3%
Banco Bradesco S.A. ADR*	528,528	1,010
Raizen S.A., 0.46%(4)	925,371	323
		1,333
NORTHERN FUNDS QUARTERLY REPORT  10 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.8% (1)continued
Germany – 0.5%
Dr. Ing hc F Porsche A.G., 3.96%(4)	5,381	$326
Henkel A.G. & Co. KGaA, 2.19%(4)	5,845	513
Volkswagen A.G., 10.17%(4)	13,162	1,214
		2,053
Total Preferred Stocks
(Cost $4,268)		3,386

INVESTMENT COMPANIES – 3.9%
iShares Core MSCI EAFE ETF	4,520	318
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(5) (6)	16,439,506	16,440
Vanguard FTSE Developed Markets ETF	6,375	305
Total Investment Companies
(Cost $17,080)		17,063

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.24%, 3/27/25(7) (8)	$270	$267
Total Short-Term Investments
(Cost $267)		267

Total Investments – 99.4%
(Cost $371,068)		434,588
Other Assets less Liabilities – 0.6%		2,514
Net Assets – 100.0%		$437,102

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	66	$7,483	Long	3/25	$(191)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$342	$3,064	$—	$3,406
Brazil	7,101	2,598	—	9,699
Burkina Faso	509	—	—	509
Canada	17,733	—	—	17,733
Denmark	210	8,219	—	8,429
Germany	203	33,575	—	33,778
India	3,038	2,463	—	5,501
Ireland	1	2,087	—	2,088
Israel	800	—	—	800
Mexico	726	437	—	1,163
Netherlands	3,101	20,789	—	23,890
Pakistan	276	—	—	276
Singapore	5,135	1,784	—	6,919
South Korea	4,120	9,772	—	13,892
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Switzerland	$464	$11,510	$—	$11,974
Turkey	198	—	—	198
United Kingdom	145	64,817	—	64,962
United States	39,144	24,366	—	63,510
All Other Countries(1)	—	145,145	—	145,145
Total Common Stocks	83,246	330,626	—	413,872
Preferred Stocks:
Brazil	1,010	323	—	1,333
Germany	—	2,053	—	2,053
Total Preferred Stocks	1,010	2,376	—	3,386
Investment Companies	17,063	—	—	17,063
Short-Term Investments	—	267	—	267
Total Investments	$101,319	$333,269	$—	$434,588
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(191)	$—	$—	$(191)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$15,408	$136,908	$135,876	$664	$16,440	16,439,506
NORTHERN FUNDS QUARTERLY REPORT  12 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)
Brazil – 3.0%
Ambev S.A.	1,067,960	$2,013
B3 S.A. - Brasil Bolsa Balcao	1,238,095	2,123
Banco Bradesco S.A.*	371,177	640
Banco BTG Pactual S.A.*	269,100	1,186
Banco do Brasil S.A.	388,488	1,497
BB Seguridade Participacoes S.A.	161,401	944
BRF S.A.*	112,600	456
Caixa Seguridade Participacoes S/A	130,500	301
CCR S.A.	224,000	369
Centrais Eletricas Brasileiras S.A.	276,700	1,569
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	107,871	1,545
Cia Siderurgica Nacional S.A.	154,790	221
Cosan S.A.	287,488	390
CPFL Energia S.A.	50,400	258
Embraer S.A.*	157,300	1,441
Energisa S/A	55,700	329
Engie Brasil Energia S.A.	39,547	228
Equatorial Energia S.A.	263,912	1,170
Hapvida Participacoes e Investimentos S/A(2) *	1,111,584	401
Hypera S.A.	86,258	252
Inter & Co., Inc., Class A	53,884	227
Klabin S.A.	193,575	728
Localiza Rent a Car S.A.*	210,684	1,098
Natura & Co. Holding S.A.	205,501	423
NU Holdings Ltd., Class A*	665,624	6,896
Petroleo Brasileiro S.A.	845,834	5,416
PRIO S.A.	182,800	1,199
Raia Drogasil S.A.	296,627	1,052
Rede D'Or Sao Luiz S.A.*	179,100	737
Rumo S.A.	283,794	819
StoneCo Ltd., Class A*	56,075	447
Suzano S.A.*	155,085	1,564
Telefonica Brasil S.A.*	93,873	710
TIM S.A.	192,895	455
TOTVS S.A.*	134,055	577
Ultrapar Participacoes S.A.	165,248	432
Vale S.A.	763,513	6,748
Vibra Energia S.A.	222,100	641
WEG S.A.	379,948	3,472
XP, Inc., Class A	82,658	979
		51,953
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Chile – 0.3%
Banco de Chile	10,508,939	$1,192
Banco de Credito e Inversiones S.A.	19,954	553
Banco Santander Chile	15,405,744	731
Cencosud S.A.	297,862	659
Empresas CMPC S.A.	264,204	414
Empresas Copec S.A.	88,849	543
Enel Americas S.A.	4,777,703	419
Enel Chile S.A.	5,939,190	344
Falabella S.A.*	203,582	719
Latam Airlines Group S.A.	33,010,164	457
		6,031
China – 27.2%
360 Security Technology, Inc., Class A	89,800	127
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	52
AAC Technologies Holdings, Inc.	178,500	862
Accelink Technologies Co. Ltd., Class A	11,600	83
ACM Research Shanghai, Inc., Class A	3,200	44
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	191
AECC Aero-Engine Control Co. Ltd., Class A	19,700	60
AECC Aviation Power Co. Ltd., Class A	36,300	206
Agricultural Bank of China Ltd., Class A	1,136,900	831
Agricultural Bank of China Ltd., Class H	6,299,367	3,593
Aier Eye Hospital Group Co. Ltd., Class A	124,676	226
Air China Ltd., Class A*	182,100	197
Airtac International Group	31,765	814
Akeso, Inc.*	140,000	1,094
Alibaba Group Holding Ltd.	3,679,580	39,049
Alibaba Health Information Technology Ltd.*	1,260,000	539
Aluminum Corp. of China Ltd., Class A	145,900	147
Aluminum Corp. of China Ltd., Class H	949,435	549
Amlogic Shanghai Co. Ltd., Class A*	6,175	58
Angel Yeast Co. Ltd., Class A	9,100	45
Anhui Conch Cement Co. Ltd., Class A	47,700	155
Anhui Conch Cement Co. Ltd., Class H	276,075	709
Anhui Gujing Distillery Co. Ltd., Class A	5,400	128
Anhui Gujing Distillery Co. Ltd., Class B	25,100	361
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	31,500	162
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	70
Anjoy Foods Group Co. Ltd., Class A	4,100	46
EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Anker Innovations Technology Co. Ltd., Class A	5,330	$71
ANTA Sports Products Ltd.	289,232	2,875
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	45
Autobio Diagnostics Co. Ltd., Class A	8,000	48
Autohome, Inc. ADR	15,629	406
Avary Holding Shenzhen Co. Ltd., Class A	25,000	125
AviChina Industry & Technology Co. Ltd., Class H	554,313	276
AVICOPTER PLC, Class A	9,300	49
BAIC BluePark New Energy Technology Co. Ltd., Class A*	115,700	127
Baidu, Inc., Class A*	516,982	5,472
Bank of Beijing Co. Ltd., Class A	267,900	225
Bank of Changsha Co. Ltd., Class A	50,200	61
Bank of Chengdu Co. Ltd., Class A	57,700	135
Bank of China Ltd., Class A	427,900	323
Bank of China Ltd., Class H	16,110,652	8,236
Bank of Communications Co. Ltd., Class A	545,100	580
Bank of Communications Co. Ltd., Class H	1,981,117	1,630
Bank of Hangzhou Co. Ltd., Class A	81,220	162
Bank of Jiangsu Co. Ltd., Class A	235,544	317
Bank of Nanjing Co. Ltd., Class A	129,396	189
Bank of Ningbo Co. Ltd., Class A	95,350	317
Bank of Shanghai Co. Ltd., Class A	207,971	260
Bank of Suzhou Co. Ltd., Class A	26,200	29
Baoshan Iron & Steel Co. Ltd., Class A	326,396	313
BeiGene Ltd.*	155,034	2,194
Beijing Enterprises Holdings Ltd.	109,771	377
Beijing Enterprises Water Group Ltd.	833,886	270
Beijing Kingsoft Office Software, Inc., Class A	5,789	227
Beijing New Building Materials PLC, Class A	19,900	82
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	28
Beijing Roborock Technology Co. Ltd., Class A	1,894	57
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	84
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	99
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	$108
Beijing Yanjing Brewery Co. Ltd., Class A	31,300	52
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	633,500	534
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	50
Bilibili, Inc., Class Z*	53,691	975
Bloomage Biotechnology Corp. Ltd., Class A	4,950	35
BOC Aviation Ltd.	45,100	350
BOC International China Co. Ltd., Class A	28,600	44
BOE Technology Group Co. Ltd., Class A	535,700	322
Bosideng International Holdings Ltd.	902,000	451
BYD Co. Ltd., Class A	24,100	932
BYD Co. Ltd., Class H	236,199	8,054
BYD Electronic International Co. Ltd.	180,500	978
C&D International Investment Group Ltd.	150,814	254
Caitong Securities Co. Ltd., Class A	58,910	66
Cambricon Technologies Corp. Ltd., Class A*	5,731	516
Capital Securities Co. Ltd., Class A	24,400	73
Cathay Biotech, Inc., Class A	7,200	38
CGN Power Co. Ltd., Class A	261,900	148
CGN Power Co. Ltd., Class H	2,339,000	858
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	69
Changjiang Securities Co. Ltd., Class A	97,000	90
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	73
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	143
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	55
China CITIC Bank Corp. Ltd., Class H	2,033,286	1,405
China Coal Energy Co. Ltd., Class H	469,000	563
China Communications Services Corp. Ltd., Class H	527,035	309
China Construction Bank Corp., Class A	102,900	124
China Construction Bank Corp., Class H	21,756,693	18,093
China CSSC Holdings Ltd., Class A	67,300	331
NORTHERN FUNDS QUARTERLY REPORT  14 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
China Eastern Airlines Corp. Ltd., Class A*	279,200	$153
China Energy Engineering Corp. Ltd., Class A	430,300	135
China Everbright Bank Co. Ltd., Class A	663,400	351
China Everbright Bank Co. Ltd., Class H	712,000	277
China Feihe Ltd.	788,000	553
China Galaxy Securities Co. Ltd., Class A	101,300	211
China Galaxy Securities Co. Ltd., Class H	782,000	714
China Gas Holdings Ltd.	600,895	524
China Great Wall Securities Co. Ltd., Class A	23,300	26
China Greatwall Technology Group Co. Ltd., Class A*	49,800	99
China Hongqiao Group Ltd.	657,500	996
China Huishan Dairy Holdings Co. Ltd.(3) *	1,922,380	—
China International Capital Corp. Ltd., Class A	32,300	149
China International Capital Corp. Ltd., Class H	355,600	587
China Jushi Co. Ltd., Class A	52,822	82
China Life Insurance Co. Ltd., Class A	35,600	204
China Life Insurance Co. Ltd., Class H	1,698,544	3,211
China Literature Ltd.*	87,600	284
China Longyuan Power Group Corp. Ltd., Class H	703,473	584
China Mengniu Dairy Co. Ltd.	706,870	1,577
China Merchants Bank Co. Ltd., Class A	278,679	1,498
China Merchants Bank Co. Ltd., Class H	882,433	4,521
China Merchants Energy Shipping Co. Ltd., Class A	109,700	96
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	161
China Merchants Port Holdings Co. Ltd.	288,067	514
China Merchants Securities Co. Ltd., Class A	88,110	231
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	136,000	191
China Minsheng Banking Corp. Ltd., Class A	466,840	264
China Minsheng Banking Corp. Ltd., Class H	1,549,154	686
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
China National Building Material Co. Ltd., Class H	1,074,000	$491
China National Chemical Engineering Co. Ltd., Class A	73,800	84
China National Medicines Corp. Ltd., Class A	11,400	53
China National Nuclear Power Co. Ltd., Class A	271,098	387
China National Software & Service Co. Ltd., Class A*	10,400	66
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	136
China Oilfield Services Ltd., Class H	408,757	371
China Overseas Land & Investment Ltd.	870,695	1,390
China Pacific Insurance Group Co. Ltd., Class A	96,400	449
China Pacific Insurance Group Co. Ltd., Class H	595,337	1,932
China Petroleum & Chemical Corp., Class A	446,800	408
China Petroleum & Chemical Corp., Class H	5,548,628	3,179
China Power International Development Ltd.	947,000	387
China Railway Group Ltd., Class A	257,500	225
China Railway Group Ltd., Class H	1,004,827	513
China Railway Signal & Communication Corp. Ltd., Class A	110,341	94
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	55
China Resources Beer Holdings Co. Ltd.	371,948	1,252
China Resources Gas Group Ltd.	222,358	880
China Resources Land Ltd.	728,932	2,117
China Resources Microelectronics Ltd., Class A	19,967	129
China Resources Mixc Lifestyle Services Ltd.	155,200	578
China Resources Pharmaceutical Group Ltd.	448,500	330
China Resources Power Holdings Co. Ltd.	437,735	1,065
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,110	116
China Ruyi Holdings Ltd.*	1,488,000	470
China Shenhua Energy Co. Ltd., Class A	89,300	531
EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
China Shenhua Energy Co. Ltd., Class H	764,136	$3,308
China Southern Airlines Co. Ltd., Class A*	149,900	133
China State Construction Engineering Corp. Ltd., Class A	534,280	438
China State Construction International Holdings Ltd.	469,600	741
China Taiping Insurance Holdings Co. Ltd.	334,304	501
China Three Gorges Renewables Group Co. Ltd., Class A	420,000	251
China Tourism Group Duty Free Corp. Ltd., Class A	28,100	257
China Tower Corp. Ltd., Class H	10,088,000	1,455
China United Network Communications Ltd., Class A	436,900	317
China Vanke Co. Ltd., Class A*	108,300	108
China Vanke Co. Ltd., Class H*	501,372	342
China XD Electric Co. Ltd., Class A	84,400	88
China Yangtze Power Co. Ltd., Class A	335,900	1,359
China Zheshang Bank Co. Ltd., Class A	252,330	100
Chongqing Brewery Co. Ltd., Class A	5,300	46
Chongqing Changan Automobile Co. Ltd., Class A	104,368	191
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	101
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,950	115
Chow Tai Fook Jewellery Group Ltd.	467,200	405
CITIC Ltd.	1,330,803	1,578
Citic Pacific Special Steel Group Co. Ltd., Class A	58,700	92
CITIC Securities Co. Ltd., Class A	158,045	631
CITIC Securities Co. Ltd., Class H	353,900	973
CMOC Group Ltd., Class A	236,400	215
CMOC Group Ltd., Class H	822,000	556
CNGR Advanced Material Co. Ltd., Class A	10,502	52
CNOOC Energy Technology & Services Ltd., Class A	116,600	68
CNPC Capital Co. Ltd., Class A	123,100	116
Contemporary Amperex Technology Co. Ltd., Class A	60,240	2,191
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	67,700	107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	$213
COSCO SHIPPING Holdings Co. Ltd., Class A	191,780	407
COSCO SHIPPING Holdings Co. Ltd., Class H	622,150	1,025
Country Garden Holdings Co. Ltd.(3) *	2,548,886	37
CRRC Corp. Ltd., Class A	356,700	409
CRRC Corp. Ltd., Class H	956,000	617
CSC Financial Co. Ltd., Class A	53,600	189
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	55
CSPC Pharmaceutical Group Ltd.	1,829,360	1,115
Daqin Railway Co. Ltd., Class A	196,100	182
Datang International Power Generation Co. Ltd., Class A	170,500	66
Dong-E-E-Jiao Co. Ltd., Class A	10,100	87
Dongfang Electric Corp. Ltd., Class A	33,800	73
Dongxing Securities Co. Ltd., Class A	50,400	76
East Money Information Co. Ltd., Class A	214,324	756
Eastroc Beverage Group Co. Ltd., Class A	5,720	195
Ecovacs Robotics Co. Ltd., Class A	8,100	52
Empyrean Technology Co. Ltd., Class A	6,300	104
ENN Energy Holdings Ltd.	179,579	1,296
ENN Natural Gas Co. Ltd., Class A	31,600	94
Eoptolink Technology, Inc. Ltd., Class A	10,800	171
Eve Energy Co. Ltd., Class A	27,496	176
Everbright Securities Co. Ltd., Class A	49,998	124
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	45
Far East Horizon Ltd.	415,000	303
FAW Jiefang Group Co. Ltd., Class A	48,500	54
Flat Glass Group Co. Ltd., Class A	23,600	64
Focus Media Information Technology Co. Ltd., Class A	146,700	141
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	384
Fosun International Ltd.	546,865	320
Founder Securities Co. Ltd., Class A	128,200	146
Foxconn Industrial Internet Co. Ltd., Class A	172,600	507
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	212
NORTHERN FUNDS QUARTERLY REPORT  16 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Fuyao Glass Industry Group Co. Ltd., Class H	138,400	$997
GalaxyCore, Inc., Class A	36,539	67
Ganfeng Lithium Group Co. Ltd., Class A	17,840	85
GCL Technology Holdings Ltd.*	4,868,000	677
GD Power Development Co. Ltd., Class A	242,200	152
Geely Automobile Holdings Ltd.	1,368,641	2,612
GEM Co. Ltd., Class A	131,300	117
Genscript Biotech Corp.*	260,000	329
GF Securities Co. Ltd., Class A	72,793	161
Giant Biogene Holding Co. Ltd.	68,000	437
GigaDevice Semiconductor, Inc., Class A*	8,880	130
Ginlong Technologies Co. Ltd., Class A	4,450	37
GoerTek, Inc., Class A	41,300	146
Goldwind Science & Technology Co. Ltd., Class A	42,100	59
Goneo Group Co. Ltd., Class A	4,185	40
Gotion High-tech Co. Ltd., Class A	24,200	70
Great Wall Motor Co. Ltd., Class A	35,500	128
Great Wall Motor Co. Ltd., Class H	524,296	922
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	241
GRG Banking Equipment Co. Ltd., Class A	43,100	69
Guangdong Haid Group Co. Ltd., Class A	22,400	150
Guangdong Investment Ltd.	646,514	559
Guanghui Energy Co. Ltd., Class A	80,900	75
Guangzhou Automobile Group Co. Ltd., Class A	68,100	87
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,200	28
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	61
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	60
Guolian Securities Co. Ltd., Class A	28,400	52
Guosen Securities Co. Ltd., Class A	81,200	124
Guotai Junan Securities Co. Ltd., Class A	105,500	269
Guoyuan Securities Co. Ltd., Class A	47,460	54
H World Group Ltd. ADR	46,794	1,546
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Haidilao International Holding Ltd.	381,000	$780
Haier Smart Home Co. Ltd., Class A	89,097	347
Haier Smart Home Co. Ltd., Class H	546,400	1,941
Hainan Airlines Holding Co. Ltd., Class A*	575,800	134
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	63
Haitian International Holdings Ltd.	131,000	356
Haitong Securities Co. Ltd., Class A	119,900	182
Haitong Securities Co. Ltd., Class H	624,433	551
Hangzhou First Applied Material Co. Ltd., Class A	34,659	70
Hangzhou GreatStar Industrial Co. Ltd.	15,800	70
Hangzhou Silan Microelectronics Co. Ltd., Class A*	17,200	61
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	49
Hansoh Pharmaceutical Group Co. Ltd.	270,000	601
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	33
Heilongjiang Agriculture Co. Ltd., Class A	30,600	62
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	79
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	169
Hengan International Group Co. Ltd.	141,398	409
Hengli Petrochemical Co. Ltd., Class A	104,160	219
Hengtong Optic-electric Co. Ltd., Class A	37,800	89
Hisense Home Appliances Group Co. Ltd., Class A	14,300	57
Hisense Home Appliances Group Co. Ltd., Class H	79,000	250
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,500	294
HLA Group Corp. Ltd., Class A	53,800	55
Hoshine Silicon Industry Co. Ltd., Class A	10,900	83
Hua Hong Semiconductor Ltd.	155,000	434
Huadian Power International Corp. Ltd., Class A	84,100	65
Huadong Medicine Co. Ltd., Class A	22,720	108
Huafon Chemical Co. Ltd., Class A	50,400	56
Huagong Tech Co. Ltd., Class A	10,600	63
EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Huaibei Mining Holdings Co. Ltd., Class A	33,900	$65
Hualan Biological Engineering, Inc., Class A	26,070	60
Huaneng Lancang River Hydropower, Inc., Class A	76,100	99
Huaneng Power International, Inc., Class A	85,800	79
Huaneng Power International, Inc., Class H	998,501	550
Huaqin Technology Co. Ltd., Class A	11,000	107
Huatai Securities Co. Ltd., Class A	101,600	244
Huatai Securities Co. Ltd., Class H	299,600	506
Huaxia Bank Co. Ltd., Class A	156,390	171
Huayu Automotive Systems Co. Ltd., Class A	42,200	102
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	55
Huizhou Desay Sv Automotive Co. Ltd., Class A	8,300	125
Humanwell Healthcare Group Co. Ltd., Class A	22,400	72
Hunan Valin Steel Co. Ltd., Class A	101,900	58
Hundsun Technologies, Inc., Class A	26,145	100
Hwatsing Technology Co. Ltd., Class A	2,541	57
Hygon Information Technology Co. Ltd., Class A	33,132	678
IEIT Systems Co. Ltd., Class A	17,856	127
Iflytek Co. Ltd., Class A	33,700	223
Imeik Technology Development Co. Ltd., Class A	4,200	105
Industrial & Commercial Bank of China Ltd., Class A	869,400	823
Industrial & Commercial Bank of China Ltd., Class H	15,653,023	10,501
Industrial Bank Co. Ltd., Class A	275,200	721
Industrial Securities Co. Ltd., Class A	126,400	108
Ingenic Semiconductor Co. Ltd., Class A	4,200	39
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	148
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	78
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	145,100	104
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92,100	380
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Inner Mongolia Yitai Coal Co. Ltd., Class B	234,900	$484
Innovent Biologics, Inc.*	275,500	1,298
Isoftstone Information Technology Group Co. Ltd., Class A	10,100	81
JA Solar Technology Co. Ltd., Class A	41,916	79
JCET Group Co. Ltd., Class A	21,700	121
JCHX Mining Management Co. Ltd., Class A	11,400	57
JD Health International, Inc.*	251,900	912
JD Logistics, Inc.*	442,100	729
JD.com, Inc., Class A	557,966	9,680
Jiangsu Eastern Shenghong Co. Ltd., Class A	89,900	101
Jiangsu Expressway Co. Ltd., Class H	260,000	287
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	119
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	84,285	529
Jiangsu King's Luck Brewery JSC Ltd., Class A	21,600	134
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,100	44
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	54
Jiangsu Yanghe Distillery Co. Ltd., Class A	22,900	262
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	61
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	50
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	79
Jiangxi Copper Co. Ltd., Class A	33,099	93
Jiangxi Copper Co. Ltd., Class H	240,000	386
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	46
Jinko Solar Co. Ltd., Class A	139,783	136
Jointown Pharmaceutical Group Co. Ltd., Class A	62,697	44
Juneyao Airlines Co. Ltd., Class A	25,900	49
Kangmei Pharmaceutical Co. Ltd.(3) *	4,749	—
Kanzhun Ltd. ADR*	60,285	832
KE Holdings, Inc. ADR	147,080	2,709
Kingdee International Software Group Co. Ltd.*	660,000	726
NORTHERN FUNDS QUARTERLY REPORT  18 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Kingsoft Corp. Ltd.	213,703	$926
Kuaishou Technology*	604,000	3,216
Kuang-Chi Technologies Co. Ltd., Class A	32,000	209
Kunlun Energy Co. Ltd.	891,230	960
Kunlun Tech Co. Ltd., Class A	13,900	73
Kweichow Moutai Co. Ltd., Class A	17,095	3,562
LB Group Co. Ltd., Class A	29,400	71
Lenovo Group Ltd.	1,824,000	2,367
Lens Technology Co. Ltd., Class A	60,300	181
Li Auto, Inc., Class A*	281,430	3,392
Li Ning Co. Ltd.	538,500	1,133
Liaoning Port Co. Ltd., Class A	253,500	60
Lingyi iTech Guangdong Co., Class A	107,200	117
Longfor Group Holdings Ltd.	481,669	621
LONGi Green Energy Technology Co. Ltd., Class A	97,669	210
Loongson Technology Corp. Ltd., Class A*	4,400	80
Luxshare Precision Industry Co. Ltd., Class A	102,605	572
Luzhou Laojiao Co. Ltd., Class A	20,800	356
Mango Excellent Media Co. Ltd., Class A	22,070	81
Maxscend Microelectronics Co. Ltd., Class A	6,780	83
Meihua Holdings Group Co. Ltd., Class A	45,200	62
Meituan, Class B*	1,119,218	21,715
Metallurgical Corp. of China Ltd., Class A	198,300	89
Midea Group Co. Ltd.*	65,200	634
Midea Group Co. Ltd., Class A	45,700	470
MINISO Group Holding Ltd., Class A	82,636	498
MMG Ltd.*	936,000	309
Montage Technology Co. Ltd., Class A	13,959	130
Muyuan Foods Co. Ltd., Class A	77,678	409
Nanjing Iron & Steel Co. Ltd., Class A	19,400	12
Nanjing Securities Co. Ltd., Class A	49,300	58
NARI Technology Co. Ltd., Class A	98,506	340
National Silicon Industry Group Co. Ltd., Class A	24,987	64
NAURA Technology Group Co. Ltd., Class A	7,500	401
NetEase, Inc.	438,275	7,819
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
New China Life Insurance Co. Ltd., Class A	34,900	$237
New China Life Insurance Co. Ltd., Class H	193,052	587
New Hope Liuhe Co. Ltd., Class A*	63,200	78
New Oriental Education & Technology Group, Inc.	330,720	2,110
Ninestar Corp., Class A*	19,800	76
Ningbo Deye Technology Co. Ltd., Class A	7,096	82
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	66
Ningbo Sanxing Medical Electric Co. Ltd., Class A	23,000	97
Ningbo Tuopu Group Co. Ltd., Class A	21,795	146
Ningxia Baofeng Energy Group Co. Ltd., Class A	85,100	196
NIO, Inc., Class A*	333,876	1,474
Nongfu Spring Co. Ltd., Class H	456,800	1,997
OFILM Group Co. Ltd., Class A*	59,900	98
Oppein Home Group, Inc., Class A	6,220	59
Orient Securities Co. Ltd., Class A	102,839	148
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	32
PDD Holdings, Inc. ADR*	156,932	15,221
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	159
People's Insurance Co. Group of China (The) Ltd., Class H	1,931,535	961
PetroChina Co. Ltd., Class A	303,100	371
PetroChina Co. Ltd., Class H	4,791,438	3,770
Pharmaron Beijing Co. Ltd., Class A	19,125	67
PICC Property & Casualty Co. Ltd., Class H	1,559,359	2,462
Ping An Bank Co. Ltd., Class A	252,400	404
Ping An Insurance Group Co. of China Ltd., Class A	147,335	1,060
Ping An Insurance Group Co. of China Ltd., Class H	1,510,406	8,890
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,000	55
Piotech, Inc., Class A	4,201	88
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	192
Pop Mart International Group Ltd.	120,600	1,392
EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Postal Savings Bank of China Co. Ltd., Class A	443,200	$344
Postal Savings Bank of China Co. Ltd., Class H	1,726,000	1,018
Power Construction Corp. of China Ltd., Class A	233,100	174
Qifu Technology, Inc. ADR	25,727	987
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	157
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	97
Rockchip Electronics Co. Ltd., Class A	5,300	80
Rongsheng Petrochemical Co. Ltd., Class A	129,100	160
SAIC Motor Corp. Ltd., Class A	97,593	277
Sailun Group Co. Ltd., Class A	48,300	95
Sanan Optoelectronics Co. Ltd., Class A	83,600	139
Sany Heavy Industry Co. Ltd., Class A	116,800	263
Satellite Chemical Co. Ltd., Class A	43,761	112
SDIC Capital Co. Ltd., Class A	83,900	86
SDIC Power Holdings Co. Ltd., Class A	107,000	244
Seres Group Co. Ltd., Class A	20,700	378
SF Holding Co. Ltd., Class A	64,900	358
SG Micro Corp., Class A	5,850	65
Shaanxi Coal Industry Co. Ltd., Class A	128,700	410
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	32
Shandong Gold Mining Co. Ltd., Class A	60,037	186
Shandong Gold Mining Co. Ltd., Class H	160,500	260
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	81
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	81
Shandong Linglong Tyre Co. Ltd., Class A	17,500	43
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	94
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	66
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	577,716	343
Shanghai Baosight Software Co. Ltd., Class A	24,480	98
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Shanghai Baosight Software Co. Ltd., Class B	162,432	$260
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	3,026	80
Shanghai Electric Group Co. Ltd., Class A*	161,200	179
Shanghai Electric Power Co. Ltd., Class A	45,700	57
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	86
Shanghai International Airport Co. Ltd., Class A	17,200	80
Shanghai Lingang Holdings Corp. Ltd., Class A	3,380	5
Shanghai M&G Stationery, Inc., Class A	10,400	43
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	107
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,947	221
Shanghai Pudong Development Bank Co. Ltd., Class A	418,692	589
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	56
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	94
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	132
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	186
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	61
Shanjin International Gold Co. Ltd., Class A	38,800	82
Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	33
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	89
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	71
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,960	427
Shenergy Co. Ltd., Class A	41,700	54
Shengyi Technology Co. Ltd., Class A	26,300	87
Shennan Circuits Co. Ltd., Class A	7,480	128
Shenwan Hongyuan Group Co. Ltd., Class A	312,200	228
NORTHERN FUNDS QUARTERLY REPORT  20 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Shenzhen Capchem Technology Co. Ltd., Class A	10,260	$53
Shenzhen Energy Group Co. Ltd., Class A	58,255	52
Shenzhen Goodix Technology Co. Ltd., Class A	12,100	133
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	151
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,100	596
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	95
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	75
Shenzhen Transsion Holdings Co. Ltd., Class A	14,548	189
Shenzhou International Group Holdings Ltd.	189,200	1,492
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	41
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	132
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	95
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	101
Sieyuan Electric Co. Ltd., Class A	11,000	109
Silergy Corp.	74,000	913
Sinolink Securities Co. Ltd., Class A	95,600	114
Sinoma International Engineering Co., Class A	22,900	30
Sinopharm Group Co. Ltd., Class H	307,114	842
Sinotruk Hong Kong Ltd.	148,500	436
Smoore International Holdings Ltd.	414,000	709
SooChow Securities Co. Ltd., Class A	45,943	49
Southwest Securities Co. Ltd., Class A	103,600	66
Spring Airlines Co. Ltd., Class A	15,800	125
Sungrow Power Supply Co. Ltd., Class A	28,000	283
Sunny Optical Technology Group Co. Ltd.	163,125	1,446
Sunwoda Electronic Co. Ltd., Class A	17,800	54
SUPCON Technology Co. Ltd., Class A	8,381	57
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	103
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	52
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Suzhou TFC Optical Communication Co. Ltd., Class A	6,300	$79
TAL Education Group ADR*	91,847	920
TBEA Co. Ltd., Class A	68,490	119
TCL Technology Group Corp., Class A	266,410	183
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	64
Tencent Holdings Ltd.	1,468,389	78,473
Tencent Music Entertainment Group ADR	170,125	1,931
Tian Di Science & Technology Co. Ltd., Class A	83,700	71
Tianfeng Securities Co. Ltd., Class A*	117,500	72
Tianqi Lithium Corp., Class A	19,000	86
Tianshan Aluminum Group Co. Ltd., Class A	77,200	83
Tianshui Huatian Technology Co. Ltd., Class A	46,700	74
Tingyi Cayman Islands Holding Corp.	466,435	612
Tongcheng Travel Holdings Ltd.	284,400	667
TongFu Microelectronics Co. Ltd., Class A	22,400	91
Tongkun Group Co. Ltd., Class A	24,900	40
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	71
Tongwei Co. Ltd., Class A	62,300	188
TravelSky Technology Ltd., Class H	200,000	267
Trina Solar Co. Ltd., Class A	28,251	75
Trip.com Group Ltd.*	139,573	9,623
Tsingtao Brewery Co. Ltd., Class A	8,300	92
Tsingtao Brewery Co. Ltd., Class H	145,767	1,066
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	92
Unisplendour Corp. Ltd., Class A	32,948	125
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,900	54
Victory Giant Technology Huizhou Co. Ltd., Class A	13,100	75
Vipshop Holdings Ltd. ADR	75,913	1,023
Wanhua Chemical Group Co. Ltd., Class A	40,800	398
Want Want China Holdings Ltd.	1,087,870	635
Weichai Power Co. Ltd., Class A	93,300	175
Weichai Power Co. Ltd., Class H	441,812	676
Weihai Guangwei Composites Co. Ltd., Class A	12,640	60
EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Wens Foodstuff Group Co. Ltd., Class A	82,200	$186
Western Mining Co. Ltd., Class A	37,500	82
Western Securities Co. Ltd., Class A	61,100	68
Western Superconducting Technologies Co. Ltd., Class A	8,653	51
Will Semiconductor Co. Ltd. Shanghai, Class A	17,635	252
Wingtech Technology Co. Ltd., Class A	14,600	77
Wintime Energy Group Co. Ltd., Class A	307,400	72
Wuhan Guide Infrared Co. Ltd., Class A	42,825	44
Wuliangye Yibin Co. Ltd., Class A	53,400	1,022
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	153
WuXi AppTec Co. Ltd., Class A	33,892	255
WuXi AppTec Co. Ltd., Class H	69,211	504
Wuxi Biologics Cayman, Inc.*	786,000	1,774
XCMG Construction Machinery Co. Ltd., Class A	159,500	173
Xiamen C & D, Inc., Class A	40,800	59
Xiamen Tungsten Co. Ltd., Class A	21,200	56
Xiaomi Corp., Class B*	3,464,000	15,262
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	64
Xinyi Solar Holdings Ltd.	1,112,318	450
XPeng, Inc., Class A*	282,858	1,680
Yadea Group Holdings Ltd.	264,000	439
Yankuang Energy Group Co. Ltd., Class A	72,215	140
Yankuang Energy Group Co. Ltd., Class H	726,919	840
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	78
Yealink Network Technology Corp. Ltd., Class A	18,440	97
Yifeng Pharmacy Chain Co. Ltd., Class A	16,029	53
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	90
Yonyou Network Technology Co. Ltd., Class A*	42,835	63
Youngor Fashion Co. Ltd., Class A	47,400	58
YTO Express Group Co. Ltd., Class A	41,800	81
Yum China Holdings, Inc.	86,090	4,147
Yunnan Aluminium Co. Ltd., Class A	34,600	64
Yunnan Baiyao Group Co. Ltd., Class A	29,200	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	$52
Yunnan Energy New Material Co. Ltd., Class A	11,400	50
Yunnan Tin Co. Ltd., Class A	15,600	30
Yunnan Yuntianhua Co. Ltd., Class A	22,300	68
Yutong Bus Co. Ltd., Class A	28,500	103
Zangge Mining Co. Ltd., Class A	18,500	70
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	220
Zhaojin Mining Industry Co. Ltd., Class H	343,000	485
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	158
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	93
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	111
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	74
Zhejiang Expressway Co. Ltd., Class H	380,625	274
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	57
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,715	87
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	75
Zhejiang Juhua Co. Ltd., Class A	32,100	106
Zhejiang Leapmotor Technology Co. Ltd.*	115,400	484
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	71
Zhejiang NHU Co. Ltd., Class A	42,448	128
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	60
Zhejiang Supor Co. Ltd., Class A	4,700	34
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	81
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	57
Zhejiang Zheneng Electric Power Co. Ltd., Class A	164,900	128
Zheshang Securities Co. Ltd., Class A	41,500	69
Zhongji Innolight Co. Ltd., Class A	16,540	279
Zhongjin Gold Corp. Ltd., Class A	73,900	122
Zhongsheng Group Holdings Ltd.	181,500	326
Zhongtai Securities Co. Ltd., Class A	129,100	116
NORTHERN FUNDS QUARTERLY REPORT  22 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
China – 27.2%continued
Zhuzhou CRRC Times Electric Co. Ltd., Class A	17,880	$117
Zhuzhou CRRC Times Electric Co. Ltd., Class H	103,174	436
Zijin Mining Group Co. Ltd., Class A	282,200	584
Zijin Mining Group Co. Ltd., Class H	1,296,162	2,372
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	110
ZTE Corp., Class A	60,800	336
ZTE Corp., Class H	165,317	517
ZTO Express Cayman, Inc.	94,734	1,854
		480,154
Colombia – 0.1%
Bancolombia S.A.	58,538	499
Interconexion Electrica S.A. ESP	102,011	387
		886
Czech Republic – 0.1%
CEZ A.S.	35,560	1,398
Komercni Banka A.S.	17,268	602
Moneta Money Bank A.S.	64,623	329
		2,329
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	528,860	817
Eastern Co. S.A.E.	280,302	163
Talaat Moustafa Group	174,611	192
		1,172
Greece – 0.5%
Alpha Services and Holdings S.A.	481,403	803
Eurobank Ergasias Services and Holdings S.A.	592,201	1,364
FF Group(3) *	18,664	—
Hellenic Telecommunications Organization S.A.	33,325	513
JUMBO S.A.	26,421	700
Metlen Energy & Metals S.A.	25,056	870
National Bank of Greece S.A.	196,092	1,551
OPAP S.A.	43,166	702
Piraeus Financial Holdings S.A.	248,169	990
Public Power Corp. S.A.	50,714	648
		8,141
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Hong Kong – 0.1%
Orient Overseas International Ltd.	29,000	$430
Sino Biopharmaceutical Ltd.	2,359,750	972
		1,402
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	83,787	576
OTP Bank Nyrt.	50,749	2,771
Richter Gedeon Nyrt.	31,789	834
		4,181
India – 19.0%
ABB India Ltd.	11,770	950
Adani Enterprises Ltd.	32,985	974
Adani Green Energy Ltd.*	46,036	560
Adani Ports & Special Economic Zone Ltd.	123,987	1,783
Adani Power Ltd.*	128,252	794
Alkem Laboratories Ltd.	8,933	588
Ambuja Cements Ltd.	137,375	860
APL Apollo Tubes Ltd.	38,459	705
Apollo Hospitals Enterprise Ltd.	22,803	1,941
Ashok Leyland Ltd.	336,115	863
Asian Paints Ltd.	87,025	2,318
Astral Ltd.	30,683	591
AU Small Finance Bank Ltd.	84,300	550
Aurobindo Pharma Ltd.	57,876	899
Avenue Supermarts Ltd.*	36,771	1,529
Axis Bank Ltd.	520,964	6,470
Bajaj Auto Ltd.	14,834	1,523
Bajaj Finance Ltd.	63,363	5,045
Bajaj Finserv Ltd.	87,353	1,598
Bajaj Holdings & Investment Ltd.	6,093	842
Balkrishna Industries Ltd.	17,798	604
Bank of Baroda	225,154	631
Bharat Electronics Ltd.	826,346	2,823
Bharat Forge Ltd.	58,270	882
Bharat Heavy Electricals Ltd.	237,748	635
Bharat Petroleum Corp. Ltd.	343,230	1,170
Bharti Airtel Ltd.	576,628	10,681
Bosch Ltd.	1,711	680
Britannia Industries Ltd.	24,544	1,364
BSE Ltd.	14,875	925
Canara Bank	419,043	488
CG Power & Industrial Solutions Ltd.	138,543	1,173
Cholamandalam Investment and Finance Co. Ltd.	95,118	1,316
EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
India – 19.0%continued
Cipla Ltd.	118,704	$2,120
Coal India Ltd.	426,357	1,909
Colgate-Palmolive India Ltd.	30,768	962
Container Corp. of India Ltd.	57,008	523
Cummins India Ltd.	31,404	1,198
Dabur India Ltd.	115,672	682
Divi's Laboratories Ltd.	26,523	1,888
Dixon Technologies India Ltd.	7,314	1,528
DLF Ltd.	169,075	1,624
Dr. Reddy's Laboratories Ltd.	131,955	2,139
Eicher Motors Ltd.	31,262	1,761
GAIL India Ltd.	537,801	1,197
GMR Airports Ltd.*	586,926	536
Godrej Consumer Products Ltd.	89,250	1,127
Godrej Properties Ltd.*	34,362	1,115
Grasim Industries Ltd.	60,422	1,722
Havells India Ltd.	56,844	1,110
HCL Technologies Ltd.	217,034	4,856
HDFC Asset Management Co. Ltd.	21,867	1,070
HDFC Bank Ltd.	1,275,254	26,378
HDFC Life Insurance Co. Ltd.	219,106	1,578
Hero MotoCorp Ltd.	27,202	1,322
Hindalco Industries Ltd.	304,824	2,146
Hindustan Aeronautics Ltd.	45,445	2,213
Hindustan Petroleum Corp. Ltd.	213,965	1,019
Hindustan Unilever Ltd.	187,236	5,085
ICICI Bank Ltd.	1,175,640	17,581
ICICI Lombard General Insurance Co. Ltd.	55,697	1,161
ICICI Prudential Life Insurance Co. Ltd.	81,811	625
IDFC First Bank Ltd.*	787,813	580
Indian Hotels (The) Co. Ltd.	194,202	1,991
Indian Oil Corp. Ltd.	638,566	1,014
Indian Railway Catering & Tourism Corp. Ltd.	56,301	517
Indus Towers Ltd.*	267,530	1,066
IndusInd Bank Ltd.	65,766	735
Info Edge India Ltd.	16,229	1,645
Infosys Ltd.	749,616	16,423
InterGlobe Aviation Ltd.*	43,312	2,300
ITC Ltd.	688,331	3,886
Jindal Stainless Ltd.	76,688	625
Jindal Steel & Power Ltd.	86,693	942
Jio Financial Services Ltd.*	646,456	2,249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
India – 19.0%continued
JSW Energy Ltd.	96,742	$724
JSW Steel Ltd.	139,336	1,467
Jubilant Foodworks Ltd.	84,046	703
Kalyan Jewellers India Ltd.	91,196	815
Kotak Mahindra Bank Ltd.	245,007	5,101
Larsen & Toubro Ltd.	151,435	6,371
LTIMindtree Ltd.	16,271	1,060
Lupin Ltd.	51,753	1,424
Macrotech Developers Ltd.	68,936	1,119
Mahindra & Mahindra Ltd.	209,845	7,351
Mankind Pharma Ltd.*	23,141	779
Marico Ltd.	119,253	890
Maruti Suzuki India Ltd.	28,540	3,616
Max Healthcare Institute Ltd.	175,814	2,317
Mphasis Ltd.	23,897	790
MRF Ltd.	544	829
Muthoot Finance Ltd.	26,992	674
Nestle India Ltd.	76,334	1,933
NHPC Ltd.	698,732	657
NMDC Ltd.	700,209	537
NTPC Ltd.	994,446	3,872
Oberoi Realty Ltd.	28,065	757
Oil & Natural Gas Corp. Ltd.	710,398	1,985
Oil India Ltd.	109,215	550
Oracle Financial Services Software Ltd.	4,834	719
Page Industries Ltd.	1,453	806
PB Fintech Ltd.*	71,303	1,754
Persistent Systems Ltd.	24,778	1,869
Petronet LNG Ltd.	169,720	686
Phoenix Mills (The) Ltd.	42,800	815
PI Industries Ltd.	16,489	709
Pidilite Industries Ltd.	34,684	1,175
Polycab India Ltd.	12,228	1,039
Power Finance Corp. Ltd.	335,583	1,752
Power Grid Corp. of India Ltd.	1,058,281	3,812
Prestige Estates Projects Ltd.	38,989	772
Punjab National Bank	499,223	598
Rail Vikas Nigam Ltd.	116,259	573
REC Ltd.	297,520	1,733
Reliance Industries Ltd.	1,373,614	19,457
Samvardhana Motherson International Ltd.	702,236	1,278
SBI Cards & Payment Services Ltd.	63,831	494
SBI Life Insurance Co. Ltd.	102,027	1,656
NORTHERN FUNDS QUARTERLY REPORT  24 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
India – 19.0%continued
Shree Cement Ltd.	2,065	$619
Shriram Finance Ltd.	64,170	2,158
Siemens Ltd.	20,188	1,541
Solar Industries India Ltd.	6,250	713
Sona Blw Precision Forgings Ltd.	101,262	703
SRF Ltd.	29,093	759
State Bank of India	406,530	3,771
Sun Pharmaceutical Industries Ltd.	218,801	4,821
Sundaram Finance Ltd.	15,455	747
Supreme Industries Ltd.	14,292	785
Suzlon Energy Ltd.*	2,125,776	1,541
Tata Communications Ltd.	25,879	514
Tata Consultancy Services Ltd.	203,950	9,728
Tata Consumer Products Ltd.	135,220	1,444
Tata Elxsi Ltd.	7,695	609
Tata Motors Ltd.	459,206	3,964
Tata Power (The) Co. Ltd.	352,330	1,611
Tata Steel Ltd.	1,714,653	2,756
Tech Mahindra Ltd.	121,487	2,414
Thermax Ltd.	9,661	455
Titan Co. Ltd.	80,323	3,049
Torrent Pharmaceuticals Ltd.	23,858	934
Torrent Power Ltd.	38,777	673
Trent Ltd.	40,703	3,379
Tube Investments of India Ltd.	24,441	1,019
TVS Motor Co. Ltd.	54,668	1,512
UltraTech Cement Ltd.	26,142	3,478
Union Bank of India Ltd.	351,645	494
United Spirits Ltd.	62,902	1,193
UPL Ltd.	104,022	609
Varun Beverages Ltd.	257,362	1,914
Vedanta Ltd.	315,245	1,637
Vodafone Idea Ltd.*	5,292,580	491
Voltas Ltd.	47,167	985
Wipro Ltd.	591,564	2,078
Yes Bank Ltd.*	3,086,595	706
Zomato Ltd.*	1,492,889	4,841
Zydus Lifesciences Ltd.	55,848	633
		336,199
Indonesia – 1.4%
Alamtri Resources Indonesia Tbk PT	3,293,020	492
Amman Mineral Internasional PT*	1,474,300	774
Astra International Tbk PT	4,442,560	1,348
Bank Central Asia Tbk PT	12,442,960	7,457
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Indonesia – 1.4%continued
Bank Mandiri Persero Tbk PT	8,530,320	$3,003
Bank Negara Indonesia Persero Tbk PT	3,257,718	876
Bank Rakyat Indonesia Persero Tbk PT	15,324,265	3,867
Barito Pacific Tbk PT	5,141,815	292
Chandra Asri Pacific Tbk PT	1,808,200	842
Charoen Pokphand Indonesia Tbk PT	1,651,435	488
GoTo Gojek Tokopedia Tbk PT*	207,197,600	899
Indah Kiat Pulp & Paper Tbk PT	573,000	242
Indofood CBP Sukses Makmur Tbk PT	496,300	351
Indofood Sukses Makmur Tbk PT	927,771	443
Kalbe Farma Tbk PT	4,953,980	419
Merdeka Copper Gold Tbk PT*	2,216,963	222
Sumber Alfaria Trijaya Tbk PT	4,112,300	727
Telkom Indonesia Persero Tbk PT	11,335,362	1,901
Unilever Indonesia Tbk PT	1,721,740	202
United Tractors Tbk PT	352,071	585
		25,430
Kazakhstan – 0.0%
Solidcore Resources PLC(3) *	97,434	—
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	326,561	594
Gulf Bank K.S.C.P.	413,830	437
Kuwait Finance House K.S.C.P.	2,289,804	5,541
Mabanee Co. KPSC	158,641	392
Mobile Telecommunications Co. K.S.C.P.	463,759	706
National Bank of Kuwait S.A.K.P.	1,766,684	5,134
		12,804
Luxembourg – 0.1%
Reinet Investments S.C.A.	31,266	741
Malaysia – 1.5%
AMMB Holdings Bhd.	577,837	708
Axiata Group Bhd.	597,503	333
CELCOMDIGI Bhd.	761,100	616
CIMB Group Holdings Bhd.	1,672,917	3,064
Gamuda Bhd.	917,756	974
Genting Bhd.	474,000	409
Genting Malaysia Bhd.	658,700	332
Hong Leong Bank Bhd.	148,898	684
IHH Healthcare Bhd.	518,300	846
Inari Amertron Bhd.	661,800	451
IOI Corp. Bhd.	584,640	507
Kuala Lumpur Kepong Bhd.	103,212	503
EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Malaysia – 1.5%continued
Malayan Banking Bhd.	1,229,776	$2,816
Malaysia Airports Holdings Bhd.	183,596	434
Maxis Bhd.	541,051	441
MISC Bhd.	310,560	529
MR DIY Group M Bhd.	781,600	323
Nestle Malaysia Bhd.	14,600	326
Petronas Chemicals Group Bhd.	647,100	748
Petronas Dagangan Bhd.	70,500	305
Petronas Gas Bhd.	182,900	723
PPB Group Bhd.	138,700	385
Press Metal Aluminium Holdings Bhd.	860,100	941
Public Bank Bhd.	3,318,305	3,382
QL Resources Bhd.	375,775	400
RHB Bank Bhd.	328,349	476
SD Guthrie Bhd.	445,265	492
Sime Darby Bhd.	635,628	335
Sunway Bhd.	540,400	579
Telekom Malaysia Bhd.	276,286	411
Tenaga Nasional Bhd.	644,850	2,156
YTL Corp. Bhd.	708,500	424
YTL Power International Bhd.	563,500	558
		26,611
Mexico – 1.8%
Alfa S.A.B. de C.V., Class A	826,413	596
America Movil S.A.B. de C.V., Class B	4,228,149	3,032
Arca Continental S.A.B. de C.V.	118,341	979
Cemex S.A.B. de C.V., Class CPO	3,438,752	1,931
Coca-Cola Femsa S.A.B. de C.V.	121,122	942
Fibra Uno Administracion S.A. de C.V.	641,501	637
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	388,808	3,317
Gruma S.A.B. de C.V., Class B	42,060	656
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	539
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	88,797	1,558
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	40,856	1,051
Grupo Bimbo S.A.B. de C.V., Class A	301,454	800
Grupo Carso S.A.B. de C.V., Class A1	128,506	712
Grupo Comercial Chedraui S.A. de C.V.	63,800	384
Grupo Financiero Banorte S.A.B. de C.V., Class O	591,204	3,810
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Mexico – 1.8%continued
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	393,088	$819
Grupo Mexico S.A.B. de C.V., Class B	707,839	3,370
Industrias Penoles S.A.B. de C.V.*	45,294	576
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	336,427	474
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	269,300	158
Prologis Property Mexico S.A. de C.V.	228,672	634
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,200	358
Southern Copper Corp.	19,679	1,793
Wal-Mart de Mexico S.A.B. de C.V.	1,188,527	3,128
		32,254
Netherlands – 0.0%
Nebius Group N.V.(3) *	83,223	—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	38,001	438
Credicorp Ltd.	15,463	2,834
		3,272
Philippines – 0.5%
Ayala Corp.	52,377	542
Ayala Land, Inc.	1,555,260	699
Bank of the Philippine Islands	415,965	876
BDO Unibank, Inc.	540,946	1,340
International Container Terminal Services, Inc.	226,240	1,509
JG Summit Holdings, Inc.	570,783	202
Jollibee Foods Corp.	102,693	478
Manila Electric Co.	69,590	585
Metropolitan Bank & Trust Co.	428,529	531
PLDT, Inc.	16,935	378
SM Investments Corp.	52,072	807
SM Prime Holdings, Inc.	2,209,913	954
Universal Robina Corp.	187,340	256
		9,157
Poland – 0.8%
Alior Bank S.A.	19,813	412
Allegro.eu S.A.*	132,218	867
Bank Polska Kasa Opieki S.A.	41,851	1,396
Budimex S.A.	2,929	331
CD Projekt S.A.	14,880	689
Dino Polska S.A.*	11,355	1,072
NORTHERN FUNDS QUARTERLY REPORT  26 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Poland – 0.8%continued
KGHM Polska Miedz S.A.	31,856	$892
LPP S.A.	253	952
mBank S.A.*	3,279	434
ORLEN S.A.	133,380	1,524
PGE Polska Grupa Energetyczna S.A.*	185,380	272
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,617	2,874
Powszechny Zaklad Ubezpieczen S.A.	130,344	1,446
Santander Bank Polska S.A.	9,476	1,050
		14,211
Qatar – 0.8%
Barwa Real Estate Co.	506,468	394
Commercial Bank PSQC (The)	740,191	884
Dukhan Bank	413,701	420
Industries Qatar QSC	343,398	1,251
Masraf Al Rayan QSC	1,394,853	943
Mesaieed Petrochemical Holding Co.	1,281,626	526
Ooredoo QPSC	181,848	577
Qatar Electricity & Water Co. QSC	102,123	440
Qatar Fuel QSC	131,058	540
Qatar Gas Transport Co. Ltd.	638,867	728
Qatar International Islamic Bank QSC	227,399	681
Qatar Islamic Bank QPSC	401,719	2,357
Qatar National Bank QPSC	1,030,838	4,893
		14,634
Romania – 0.1%
NEPI Rockcastle N.V.*	135,601	992
Russia – 0.0%
Alrosa PJSC(3) (4)	695,290	—
Gazprom PJSC ADR(3) *	134	—
Mobile TeleSystems PJSC ADR(3) *	121,420	—
Novatek PJSC GDR (Registered)(3) *	24,702	—
PhosAgro PJSC(3) (4) *	224	—
Polyus PJSC(3) (4) *	9,359	—
Rosneft Oil Co. PJSC(3)	318,005	—
Sberbank of Russia PJSC(3) (4)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(3)	56,000	—
Severstal PAO(3) (4)	55,330	—
Severstal PAO GDR (Registered)(3) (4) *	1,839	—
Surgutneftegas PJSC ADR(3) *	4,629	—
VK CO Ltd. GDR(3) (4) *	30,900	—
VTB Bank PJSC(3) (4) *	160,113	—
VTB Bank PJSC GDR(2) (3) (4) *	11,036	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Russia – 0.0%continued
VTB Bank PJSC GDR (Registered)(3) (4) *	43,343	$—
X5 Retail Group N.V. GDR (Registered)(3) (4) *	32,705	—
		—
Saudi Arabia – 4.1%
ACWA Power Co.	33,448	3,573
Ades Holding Co.	73,467	339
Advanced Petrochemical Co.*	28,529	244
Al Rajhi Bank	441,155	11,089
Al Rajhi Co. for Co-operative Insurance*	8,952	409
Alinma Bank	277,391	2,137
Almarai Co. JSC	110,720	1,685
Arab National Bank	204,206	1,143
Arabian Internet & Communications Services Co.	5,525	396
Bank AlBilad	139,299	1,446
Bank Al-Jazira*	114,628	570
Banque Saudi Fransi	278,420	1,172
Bupa Arabia for Cooperative Insurance Co.	18,681	1,029
Co for Cooperative Insurance (The)	16,155	633
Dallah Healthcare Co.	7,196	287
Dar Al Arkan Real Estate Development Co.*	115,654	464
Dr. Sulaiman Al Habib Medical Services Group Co.	19,800	1,477
Elm Co.	5,439	1,614
Etihad Etisalat Co.	81,012	1,151
Jarir Marketing Co.	129,200	435
Mobile Telecommunications Co. Saudi Arabia	92,294	252
Mouwasat Medical Services Co.	22,718	515
Nahdi Medical Co.	8,295	260
Power & Water Utility Co. for Jubail & Yanbu	17,721	257
Riyad Bank	333,082	2,535
SABIC Agri-Nutrients Co.	53,056	1,567
Sahara International Petrochemical Co.	79,921	529
SAL Saudi Logistics Services	5,595	376
Saudi Arabian Mining Co.*	293,676	3,931
Saudi Arabian Oil Co.	1,306,735	9,754
Saudi Aramco Base Oil Co.	11,293	336
Saudi Awwal Bank	228,226	2,044
Saudi Basic Industries Corp.	204,246	3,642
EQUITY FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Saudi Arabia – 4.1%continued
Saudi Electricity Co.	191,949	$862
Saudi Industrial Investment Group	70,576	313
Saudi Investment Bank (The)	144,849	559
Saudi Kayan Petrochemical Co.*	154,954	289
Saudi National Bank (The)	669,388	5,950
Saudi Research & Media Group*	8,608	630
Saudi Tadawul Group Holding Co.	10,919	629
Saudi Telecom Co.	455,911	4,851
Yanbu National Petrochemical Co.	63,193	636
		72,010
South Africa – 2.6%
Absa Group Ltd.	193,074	1,941
Anglo American Platinum Ltd.	17,728	532
Aspen Pharmacare Holdings Ltd.	89,715	785
Bid Corp. Ltd.	76,369	1,742
Bidvest Group Ltd.	75,305	1,050
Capitec Bank Holdings Ltd.	19,867	3,300
Clicks Group Ltd.	54,646	1,082
Discovery Ltd.	124,365	1,284
Exxaro Resources Ltd.	54,905	461
FirstRand Ltd.	1,148,485	4,622
Gold Fields Ltd.	202,699	2,670
Harmony Gold Mining Co. Ltd.	128,494	1,050
Impala Platinum Holdings Ltd.*	205,268	956
Kumba Iron Ore Ltd.	15,092	262
MTN Group Ltd.	384,252	1,876
Naspers Ltd., Class N	38,132	8,418
Nedbank Group Ltd.	104,576	1,561
Old Mutual Ltd.	1,109,559	735
OUTsurance Group Ltd.	203,506	717
Pepkor Holdings Ltd.	492,432	754
Remgro Ltd.	114,841	943
Sanlam Ltd.	402,609	1,852
Sasol Ltd.	133,061	592
Shoprite Holdings Ltd.	112,174	1,751
Sibanye Stillwater Ltd.*	623,466	505
Standard Bank Group Ltd.	305,051	3,584
Vodacom Group Ltd.	143,260	769
Woolworths Holdings Ltd.	206,381	682
		46,476
South Korea – 8.4%
Alteogen, Inc.*	8,936	1,875
Amorepacific Corp.	6,722	478
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
South Korea – 8.4%continued
Celltrion, Inc.	36,295	$4,617
CJ CheilJedang Corp.	1,760	305
Coway Co. Ltd.	12,355	561
DB Insurance Co. Ltd.	10,259	710
Doosan Bobcat, Inc.	12,912	364
Doosan Enerbility Co. Ltd.*	100,236	1,179
Ecopro B.M. Co. Ltd.*	11,061	816
Ecopro Co. Ltd.*	22,586	871
Ecopro Materials Co. Ltd.*	3,967	174
Enchem Co. Ltd.*	3,001	266
GS Holdings Corp.	10,662	284
Hana Financial Group, Inc.	64,251	2,457
Hanjin Kal Corp.	5,741	294
Hankook Tire & Technology Co. Ltd.	17,155	447
Hanmi Pharm Co. Ltd.	1,419	270
Hanmi Semiconductor Co. Ltd.	9,653	525
Hanwha Aerospace Co. Ltd.*	7,222	1,595
Hanwha Ocean Co. Ltd.*	21,332	533
HD Hyundai Co. Ltd.	9,577	515
HD Hyundai Electric Co. Ltd.	5,245	1,331
HD Hyundai Heavy Industries Co. Ltd.*	4,987	973
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	9,667	1,496
HLB, Inc.*	26,508	1,306
HMM Co. Ltd.	60,901	726
HYBE Co. Ltd.	5,196	682
Hyundai Glovis Co. Ltd.	8,616	685
Hyundai Mobis Co. Ltd.	13,466	2,162
Hyundai Motor Co.	30,697	4,415
Hyundai Rotem Co. Ltd.	17,031	572
Industrial Bank of Korea	68,979	671
Kakao Corp.	70,581	1,830
KakaoBank Corp.	36,797	521
KB Financial Group, Inc.	84,155	4,773
Kia Corp.	53,668	3,637
Korea Aerospace Industries Ltd.	16,214	604
Korea Electric Power Corp.*	58,294	793
Korea Investment Holdings Co. Ltd.	9,317	451
Korea Zinc Co. Ltd.	1,158	789
Korean Air Lines Co. Ltd.	42,998	660
Krafton, Inc.*	6,657	1,412
KT&G Corp.	23,344	1,688
Kumho Petrochemical Co. Ltd.	3,617	221
L&F Co. Ltd.*	5,784	314
NORTHERN FUNDS QUARTERLY REPORT  28 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
South Korea – 8.4%continued
LG Chem Ltd.	11,292	$1,915
LG Corp.	21,452	1,048
LG Display Co. Ltd.*	65,190	400
LG Electronics, Inc.	24,190	1,360
LG Energy Solution Ltd.*	10,689	2,506
LG H&H Co. Ltd.	2,140	443
LG Innotek Co. Ltd.	3,399	369
LG Uplus Corp.	47,600	334
Lotte Chemical Corp.	4,514	183
LS Electric Co. Ltd.	3,345	358
Meritz Financial Group, Inc.	21,326	1,496
Mirae Asset Securities Co. Ltd.	55,751	301
NAVER Corp.	32,573	4,398
NCSoft Corp.	3,324	413
Netmarble Corp.*	6,692	235
NH Investment & Securities Co. Ltd.	31,852	301
Orion Corp.	5,064	352
POSCO Chemical Co. Ltd.	7,017	667
Posco DX Co. Ltd.	12,138	155
POSCO Holdings, Inc.	15,743	2,733
Posco International Corp.	11,613	310
Samsung Biologics Co. Ltd.*	4,051	2,609
Samsung C&T Corp.	19,796	1,532
Samsung E&A Co. Ltd.*	34,820	391
Samsung Electro-Mechanics Co. Ltd.	12,968	1,081
Samsung Electronics Co. Ltd.	1,078,153	38,909
Samsung Fire & Marine Insurance Co. Ltd.	6,966	1,694
Samsung Heavy Industries Co. Ltd.*	150,073	1,151
Samsung Life Insurance Co. Ltd.	18,106	1,159
Samsung SDI Co. Ltd.	12,446	2,089
Samsung SDS Co. Ltd.	10,044	872
Shinhan Financial Group Co. Ltd.	98,944	3,173
SK Biopharmaceuticals Co. Ltd.*	7,224	544
SK Bioscience Co. Ltd.*	6,535	222
SK Hynix, Inc.	123,202	13,980
SK Innovation Co. Ltd.*	13,770	1,046
SK Square Co. Ltd.*	21,064	1,112
SK Telecom Co. Ltd.	12,357	463
SK, Inc.	8,355	745
SKC Co. Ltd.*	4,204	295
S-Oil Corp.	10,710	400
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
South Korea – 8.4%continued
Woori Financial Group, Inc.	140,247	$1,457
Yuhan Corp.	13,100	1,052
		148,101
Taiwan – 19.2%
Accton Technology Corp.	114,000	2,677
Acer, Inc.	664,800	805
Advantech Co. Ltd.	109,661	1,154
Alchip Technologies Ltd.	17,873	1,779
ASE Technology Holding Co. Ltd.	753,928	3,701
Asia Cement Corp.	517,567	636
Asia Vital Components Co. Ltd.	76,000	1,431
Asustek Computer, Inc.	160,546	3,007
AUO Corp.*	1,496,172	667
Catcher Technology Co. Ltd.	137,111	806
Cathay Financial Holding Co. Ltd.	2,133,221	4,420
Chailease Holding Co. Ltd.	346,704	1,192
Chang Hwa Commercial Bank Ltd.	1,427,052	776
Cheng Shin Rubber Industry Co. Ltd.	421,184	629
China Airlines Ltd.	713,000	556
China Steel Corp.	2,692,156	1,610
Chunghwa Telecom Co. Ltd.	847,170	3,191
Compal Electronics, Inc.	977,759	1,115
CTBC Financial Holding Co. Ltd.	3,746,637	4,457
Delta Electronics, Inc.	443,343	5,773
E Ink Holdings, Inc.	195,000	1,607
E.Sun Financial Holding Co. Ltd.	3,255,185	2,670
Eclat Textile Co. Ltd.	41,182	636
eMemory Technology, Inc.	14,000	1,422
Eva Airways Corp.	590,996	798
Evergreen Marine Corp. Taiwan Ltd.	234,556	1,603
Far Eastern New Century Corp.	622,418	598
Far EasTone Telecommunications Co. Ltd.	403,345	1,098
Feng TAY Enterprise Co. Ltd.	105,199	425
First Financial Holding Co. Ltd.	2,465,628	2,034
Formosa Chemicals & Fibre Corp.	809,499	675
Formosa Plastics Corp.	870,682	940
Fortune Electric Co. Ltd.	33,700	577
Fubon Financial Holding Co. Ltd.	1,840,008	5,054
Gigabyte Technology Co. Ltd.	125,000	1,033
Global Unichip Corp.	20,000	821
Globalwafers Co. Ltd.	56,709	658
Hon Hai Precision Industry Co. Ltd.	2,818,043	15,696
Hotai Motor Co. Ltd.	67,118	1,262
EQUITY FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Taiwan – 19.2%continued
Hua Nan Financial Holdings Co. Ltd.	2,078,352	$1,653
Innolux Corp.*	1,727,283	754
International Games System Co. Ltd.	53,828	1,594
Inventec Corp.	617,314	939
Jentech Precision Industrial Co. Ltd.	18,752	867
KGI Financial Holding Co. Ltd.	3,672,143	1,922
Largan Precision Co. Ltd.	22,835	1,849
Lite-On Technology Corp.	475,964	1,437
MediaTek, Inc.	343,456	14,747
Mega Financial Holding Co. Ltd.	2,687,100	3,167
Micro-Star International Co. Ltd.	164,000	915
Nan Ya Plastics Corp.	1,161,951	1,056
Nanya Technology Corp.*	277,071	246
Nien Made Enterprise Co. Ltd.	40,000	446
Novatek Microelectronics Corp.	130,850	1,993
Pegatron Corp.	454,594	1,269
PharmaEssentia Corp.*	56,000	1,049
Pou Chen Corp.	477,093	536
President Chain Store Corp.	128,220	1,026
Quanta Computer, Inc.	616,576	5,353
Realtek Semiconductor Corp.	110,457	1,900
Ruentex Development Co. Ltd.	332,784	434
Shanghai Commercial & Savings Bank (The) Ltd.	898,904	1,083
Shin Kong Financial Holding Co. Ltd.*	3,242,265	1,164
SinoPac Financial Holdings Co. Ltd.	2,442,872	1,701
Synnex Technology International Corp.	267,554	577
Taishin Financial Holding Co. Ltd.	2,639,954	1,397
Taiwan Business Bank	1,550,296	701
Taiwan Cooperative Financial Holding Co. Ltd.	2,409,144	1,782
Taiwan High Speed Rail Corp.	459,000	389
Taiwan Mobile Co. Ltd.	412,076	1,425
Taiwan Semiconductor Manufacturing Co. Ltd.	5,568,443	181,829
TCC Group Holdings Co. Ltd.	1,530,310	1,478
Unimicron Technology Corp.	317,000	1,354
Uni-President Enterprises Corp.	1,093,150	2,689
United Microelectronics Corp.	2,570,043	3,364
Vanguard International Semiconductor Corp.	218,033	662
Voltronic Power Technology Corp.	15,000	848
Walsin Lihwa Corp.	622,986	449
Wan Hai Lines Ltd.	148,005	365
Wistron Corp.	619,000	1,951
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Taiwan – 19.2%continued
Wiwynn Corp.	25,000	$1,983
WPG Holdings Ltd.	352,290	732
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yageo Corp.	94,629	1,554
Yang Ming Marine Transport Corp.	397,000	912
Yuanta Financial Holding Co. Ltd.	2,351,210	2,430
Zhen Ding Technology Holding Ltd.	141,850	518
		338,478
Thailand – 1.4%
Advanced Info Service PCL (Registered)	194,000	1,633
Advanced Info Service PCL NVDR	73,099	615
Airports of Thailand PCL NVDR	986,400	1,715
Bangkok Dusit Medical Services PCL NVDR	2,521,300	1,808
Bangkok Expressway & Metro PCL NVDR (Registered)	1,273,998	265
Bumrungrad Hospital PCL NVDR	131,487	767
Central Pattana PCL NVDR	463,200	775
Central Retail Corp. PCL NVDR (Registered)	424,458	422
Charoen Pokphand Foods PCL NVDR	869,257	581
CP ALL PCL (Registered)	905,200	1,480
CP ALL PCL NVDR	422,036	687
CP AXTRA PCL NVDR	474,749	377
Delta Electronics Thailand PCL NVDR	707,500	3,130
Gulf Energy Development PCL NVDR (Registered)	640,450	1,116
Home Product Center PCL NVDR	1,361,104	373
Intouch Holdings PCL NVDR	227,000	644
Kasikornbank PCL NVDR	140,600	640
Krung Thai Bank PCL (Registered)	563,250	347
Krung Thai Bank PCL NVDR	145,793	90
Krungthai Card PCL NVDR	223,900	328
Minor International PCL NVDR	722,630	548
PTT Exploration & Production PCL (Registered)	242,500	846
PTT Exploration & Production PCL NVDR	67,143	235
PTT Global Chemical PCL (Registered)	189,814	136
PTT Global Chemical PCL NVDR	322,576	231
PTT Oil & Retail Business PCL NVDR (Registered)	637,600	249
PTT PCL (Registered)	1,835,000	1,709
PTT PCL NVDR	427,700	398
SCB X PCL (Registered)	145,800	502
NORTHERN FUNDS QUARTERLY REPORT  30 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
Thailand – 1.4%continued
SCB X PCL NVDR	42,376	$146
Siam Cement (The) PCL (Registered)	51,000	251
Siam Cement (The) PCL NVDR	128,998	636
Thai Oil PCL (Registered)	106,110	88
Thai Oil PCL NVDR	195,408	165
TMBThanachart Bank PCL NVDR	6,272,700	342
True Corp. PCL NVDR (Registered)*	2,283,123	744
		25,019
Turkey – 0.6%
Akbank T.A.S.	705,188	1,276
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	45,397	246
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,703	641
BIM Birlesik Magazalar A.S.	103,216	1,538
Coca-Cola Icecek A.S.	183,854	312
Eregli Demir ve Celik Fabrikalari T.A.S.	616,503	425
Ford Otomotiv Sanayi A.S.	16,080	426
Haci Omer Sabanci Holding A.S.	242,992	660
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	172,570	864
Pegasus Hava Tasimaciligi A.S.*	45,187	270
Sasa Polyester Sanayi A.S.*	2,336,384	269
Turk Hava Yollari A.O.*	126,828	1,000
Turkcell Iletisim Hizmetleri A.S.	284,945	748
Turkiye Is Bankasi A.S., Class C	1,979,817	750
Turkiye Petrol Rafinerileri A.S.	218,416	876
Turkiye Sise ve Cam Fabrikalari A.S.	324,917	381
Yapi ve Kredi Bankasi A.S.	741,010	634
		11,316
United Arab Emirates – 1.4%
Abu Dhabi Commercial Bank PJSC	663,901	1,882
Abu Dhabi Islamic Bank PJSC	335,094	1,260
Abu Dhabi National Oil Co. for Distribution PJSC	710,300	680
ADNOC Drilling Co. PJSC	754,571	1,094
Aldar Properties PJSC	885,432	1,851
Americana Restaurants International PLC - Foreign Co.	680,097	409
Dubai Islamic Bank PJSC	667,903	1,286
Emaar Properties PJSC	1,499,972	5,248
Emirates NBD Bank PJSC	428,300	2,501
Emirates Telecommunications Group Co. PJSC	787,755	3,500
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)continued
United Arab Emirates – 1.4%continued
First Abu Dhabi Bank PJSC	998,673	$3,736
Multiply Group PJSC*	729,128	411
		23,858
United Kingdom – 0.1%
Anglogold Ashanti PLC	111,478	2,497
United States – 0.1%
JBS S/A	175,736	1,040
Legend Biotech Corp. ADR*	16,556	539
		1,579
Total Common Stocks
(Cost $1,166,612)		1,701,888

PREFERRED STOCKS – 1.5% (1)
Brazil – 1.0%
Banco Bradesco S.A.*	1,188,894	2,237
Centrais Eletricas Brasileiras S.A., Class B, 4.82%(5)	57,341	361
Cia Energetica de Minas Gerais, 4.47%(5)	411,221	731
Cia Paranaense de Energia - Copel, Class B, 0.77%(5)	239,800	355
Gerdau S.A., 6.62%(5)	326,647	949
Itau Unibanco Holding S.A., 3.66%(5)	1,086,898	5,403
Itausa S.A., 3.24%(5)	1,294,285	1,847
Petroleo Brasileiro S.A., 7.22%(5)	1,005,561	5,918
		17,801
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 2.15%(5)	32,526	1,186
Colombia – 0.0%
Bancolombia S.A., 10.05%(5)	102,606	810
South Korea – 0.4%
Hyundai Motor Co., 9.47%(5)	5,132	532
Hyundai Motor Co. (2nd Preferred), 9.29%(5)	7,847	831
LG Chem Ltd., 2.24%(5)	1,600	172
Samsung Electronics Co. Ltd., 3.27%(5)	186,945	5,606
		7,141
Total Preferred Stocks
(Cost $26,493)		26,938

EQUITY FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(6) (7)	48,339,607	$48,340
Total Investment Companies
(Cost $48,340)		48,340

Total Investments – 100.6%
(Cost $1,241,445)		1,777,166
Liabilities less Other Assets – (0.6%)		(11,069)
Net Assets – 100.0%		$1,766,097

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of these securities amounted to approximately $401,000 or
0.0% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14 - 8/20/20	$775
PhosAgro PJSC	7/12/16 - 1/17/19	3
Polyus PJSC	11/30/17 - 3/25/21	1,046
Sberbank of Russia PJSC	5/7/09 - 6/17/21	5,525
Severstal PAO	2/26/10 - 3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
VK CO Ltd. GDR	11/30/20 - 3/5/21	880
VTB Bank PJSC	4/21/16 - 8/20/20	818
VTB Bank PJSC GDR	5/11/07 - 10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09 - 7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18 - 2/18/21	953

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Brazilian Real	6,964	United States Dollar	1,160	3/19/25	$48
Citibank	Indian Rupee	46,433	United States Dollar	544	3/19/25	6
Citibank	Korean Won	1,280,520	United States Dollar	899	3/19/25	29
Citibank	South African Rand	2,867	United States Dollar	160	3/19/25	9
Citibank	Taiwan Dollar	40,319	United States Dollar	1,249	3/19/25	20
Subtotal Appreciation						112
Bank of Montreal	Hong Kong Dollar	11,337	United States Dollar	1,460	3/19/25	(1)
Subtotal Depreciation						(1)
Total						$111
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	1,004	$53,905	Long	3/25	$(1,740)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in
NORTHERN FUNDS QUARTERLY REPORT  32 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued	December 31, 2024 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$8,549	$43,404	$—	$51,953
China	29,722	450,395	37	480,154
Egypt	192	980	—	1,172
India	1,583	334,616	—	336,199
Mexico	32,254	—	—	32,254
Peru	3,272	—	—	3,272
Qatar	3,505	11,129	—	14,634
United States	539	1,040	—	1,579
All Other Countries(1)	—	780,671	—	780,671
Total Common Stocks	79,616	1,622,235	37	1,701,888
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks(1)	$—	$26,938	$—	$26,938
Investment Companies	48,340	—	—	48,340
Total Investments	$127,956	$1,649,173	$37	$1,777,166
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$112	$—	$112
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
Futures Contracts	(1,740)	—	—	(1,740)
Total Other Financial Instruments	$(1,740)	$111	$—	$(1,629)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$59,840	$201,093	$212,593	$1,793	$48,340	48,339,607
EQUITY FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)
Australia – 4.9%
Abacus Group	244,463	$166
Abacus Storage King	340,979	237
Arena REIT	239,761	578
BWP Trust	322,985	655
Centuria Industrial REIT	302,943	528
Centuria Office REIT	229,252	156
Charter Hall Long Wale REIT	367,784	852
Charter Hall Retail REIT	299,181	582
Charter Hall Social Infrastructure REIT	188,907	301
Dexus	623,596	2,571
Dexus Industria REIT	128,794	204
Goodman Group	1,004,611	22,171
GPT Group (The)	1,109,771	3,003
Growthpoint Properties Australia Ltd.	152,965	225
HealthCo REIT	239,465	151
HomeCo Daily Needs REIT	1,060,753	753
Ingenia Communities Group	233,078	662
Lifestyle Communities Ltd.	62,373	331
Mirvac Group	2,286,324	2,655
National Storage REIT	778,996	1,129
Region RE Ltd.	661,738	848
Scentre Group	3,044,725	6,474
Stockland	1,399,603	4,163
Vicinity Ltd.	2,274,076	2,960
Waypoint REIT Ltd.	378,176	546
		52,901
Austria – 0.1%
CA Immobilien Anlagen A.G.	20,758	501
IMMOFINANZ A.G.*	21,280	330
		831
Belgium – 0.7%
Aedifica S.A.	27,349	1,592
Cofinimmo S.A.	22,185	1,275
Montea N.V.	10,458	686
Retail Estates N.V.	6,793	417
Shurgard Self Storage Ltd.	20,663	768
Warehouses De Pauw - C.V.A.	106,339	2,094
Xior Student Housing N.V.	19,127	585
		7,417
Brazil – 0.2%
Allos S.A.	215,459	633
Iguatemi S.A.	127,400	357
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Brazil – 0.2%continued
JHSF Participacoes S.A.	189,463	$112
Multiplan Empreendimentos Imobiliarios S.A.*	162,572	556
		1,658
Canada – 1.0%
Allied Properties Real Estate Investment Trust	35,560	424
Artis Real Estate Investment Trust	32,027	164
Boardwalk Real Estate Investment Trust	14,700	657
BSR Real Estate Investment Trust	17,149	208
Canadian Apartment Properties REIT	47,300	1,403
Choice Properties Real Estate Investment Trust	91,382	849
Crombie Real Estate Investment Trust	28,643	263
CT Real Estate Investment Trust	29,047	289
Dream Industrial Real Estate Investment Trust	75,931	624
First Capital Real Estate Investment Trust	58,850	694
Granite Real Estate Investment Trust	17,396	844
H&R Real Estate Investment Trust	71,982	465
InterRent Real Estate Investment Trust	44,658	315
Killam Apartment Real Estate Investment Trust	33,041	393
Minto Apartment Real Estate Investment Trust	10,902	101
Morguard North American Residential Real Estate Investment Trust	9,382	112
NorthWest Healthcare Properties Real Estate Investment Trust	65,543	203
Primaris Real Estate Investment Trust	27,206	293
RioCan Real Estate Investment Trust	86,544	1,100
Slate Grocery REIT, Class U	17,305	167
SmartCentres Real Estate Investment Trust	41,236	702
StorageVault Canada, Inc.	147,667	405
		10,675
Chile – 0.1%
Parque Arauco S.A.	411,527	655
Plaza S.A.	271,015	444
		1,099
China – 1.8%
C&D International Investment Group Ltd.	405,134	682
China Jinmao Holdings Group Ltd.	2,984,042	377
NORTHERN FUNDS QUARTERLY REPORT  34 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
China – 1.8%continued
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	332,700	$466
China Overseas Grand Oceans Group Ltd.	1,024,500	234
China Overseas Land & Investment Ltd.	2,248,042	3,590
China Resources Land Ltd.	1,879,398	5,457
China Vanke Co. Ltd., Class A*	330,240	328
China Vanke Co. Ltd., Class H*	1,278,841	871
Country Garden Holdings Co. Ltd.(2) *	6,916,672	100
Gemdale Properties & Investment Corp. Ltd.	3,134,000	111
Greentown China Holdings Ltd.	600,500	716
Guangzhou R&F Properties Co. Ltd., Class H*	1,076,000	188
Hopson Development Holdings Ltd.*	651,473	262
Longfor Group Holdings Ltd.	1,220,571	1,572
Poly Developments and Holdings Group Co. Ltd., Class A	435,700	528
Poly Property Group Co. Ltd.	1,154,000	230
Radiance Holdings Group Co. Ltd.*	478,000	180
Sasseur Real Estate Investment Trust	282,100	141
Seazen Group Ltd.*	1,511,904	356
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	118
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	105
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	58,300	214
Shenzhen Investment Ltd.	1,597,191	179
Shimao Group Holdings Ltd.*	1,037,000	138
Shui On Land Ltd.	2,073,777	179
SOHO China Ltd.*	1,142,256	102
Sunac China Holdings Ltd.*	3,562,000	1,064
Yanlord Land Group Ltd.*	316,100	153
Yuexiu Property Co. Ltd.	791,674	519
		19,160
Egypt – 0.0%
Talaat Moustafa Group	493,666	544
Finland – 0.1%
Citycon OYJ*	47,095	157
Kojamo OYJ*	81,658	794
		951
France – 1.4%
Altarea S.C.A.	3,105	309
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
France – 1.4%continued
Carmila S.A.	32,520	$539
Covivio S.A./France	32,325	1,633
Gecina S.A.	26,508	2,484
ICADE	19,347	458
Klepierre S.A.	126,276	3,637
Mercialys S.A.	55,287	578
Nexity S.A.*	20,449	274
Unibail-Rodamco-Westfield*	69,404	5,208
		15,120
Germany – 2.0%
Aroundtown S.A.*	453,667	1,372
Grand City Properties S.A.*	39,636	483
Hamborner REIT A.G.	46,044	300
LEG Immobilien S.E.	43,710	3,703
Sirius Real Estate Ltd.	859,898	843
TAG Immobilien A.G.*	100,870	1,499
Vonovia S.E.	432,790	13,135
		21,335
Greece – 0.0%
LAMDA Development S.A.*	44,431	336
Hong Kong – 3.0%
CK Asset Holdings Ltd.	1,128,500	4,635
Fortune Real Estate Investment Trust	935,000	481
Hang Lung Properties Ltd.	1,119,976	899
Henderson Land Development Co. Ltd.	849,555	2,576
Hongkong Land Holdings Ltd.	647,518	2,879
Hysan Development Co. Ltd.	367,045	560
Kerry Properties Ltd.	327,599	657
Link REIT	1,508,526	6,381
Sino Land Co. Ltd.	2,375,144	2,396
Sun Hung Kai Properties Ltd.	847,425	8,145
Wharf Real Estate Investment Co. Ltd.	982,317	2,512
Yuexiu Real Estate Investment Trust	1,661,477	205
		32,326
India – 2.1%
Anant Raj Ltd.	67,579	675
Brigade Enterprises Ltd.	80,087	1,163
Brookfield India Real Estate Trust	177,278	568
DLF Ltd.	435,806	4,185
Embassy Office Parks REIT	491,604	2,121
Godrej Properties Ltd.*	87,820	2,851
Keystone Realtors Ltd.*	17,792	140
Macrotech Developers Ltd.	176,440	2,863
EQUITY FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
India – 2.1%continued
Mahindra Lifespace Developers Ltd.	47,268	$255
Mindspace Business Parks REIT	115,484	487
NESCO Ltd.	12,182	137
Oberoi Realty Ltd.	75,267	2,029
Phoenix Mills (The) Ltd.	116,041	2,211
Prestige Estates Projects Ltd.	99,257	1,964
Puravankara Ltd.	30,247	134
SignatureGlobal India Ltd.*	17,933	285
Sunteck Realty Ltd.	30,214	179
TARC Ltd.*	47,673	98
		22,345
Indonesia – 0.1%
Ciputra Development Tbk PT	5,245,036	319
Pakuwon Jati Tbk PT	8,427,840	208
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	5,612,896	170
		697
Ireland – 0.0%
Irish Residential Properties REIT PLC	302,464	285
Israel – 0.9%
Africa Israel Residences Ltd.	3,583	268
Amot Investments Ltd.	135,468	767
Aura Investments Ltd.	87,913	523
Azrieli Group Ltd.	24,635	2,035
Blue Square Real Estate Ltd.	3,169	303
Electra Real Estate Ltd.	18,058	216
Israel Canada T.R Ltd.	99,991	387
Isras Holdings Ltd.*	2,291	255
Isras Investment Co. Ltd.	759	182
Mega Or Holdings Ltd.	14,305	455
Melisron Ltd.	15,459	1,375
Mivne Real Estate KD Ltd.	341,629	1,021
Prashkovsky Investments and Construction Ltd.	3,627	113
REIT 1 Ltd.	117,081	617
Sella Capital Real Estate Ltd.	141,837	373
Summit Real Estate Holdings Ltd.	22,951	353
YH Dimri Construction & Development Ltd.	5,691	564
		9,807
Italy – 0.0%
Stoneweg European Real Estate Investment Trust	177,871	291
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Japan – 8.5%
Activia Properties, Inc.	412	$858
Advance Residence Investment Corp.	808	1,502
Aeon Mall Co. Ltd.	54,866	707
AEON REIT Investment Corp.	901	726
Comforia Residential REIT, Inc.	422	745
CRE Logistics REIT, Inc.	322	281
Daiwa House Industry Co. Ltd.	347,000	10,629
Daiwa House REIT Investment Corp.	1,331	1,958
Daiwa Office Investment Corp.	295	532
Daiwa Securities Living Investments Corp.	1,086	614
Frontier Real Estate Investment Corp.	1,550	765
Fukuoka REIT Corp.	386	355
Global One Real Estate Investment Corp.	583	366
GLP J-REIT	2,757	2,158
Goldcrest Co. Ltd.	8,800	174
Hankyu Hanshin REIT, Inc.	359	278
Heiwa Real Estate Co. Ltd.	12,200	337
Heiwa Real Estate REIT, Inc.	608	464
Hoshino Resorts REIT, Inc.	328	464
Hulic Co. Ltd.	268,640	2,325
Hulic REIT, Inc.	735	641
Ichigo Office REIT Investment Corp.	642	325
Ichigo, Inc.	124,700	295
Industrial & Infrastructure Fund Investment Corp.	1,374	1,003
Invincible Investment Corp.	4,413	1,848
Japan Excellent, Inc.	679	501
Japan Hotel REIT Investment Corp.	2,948	1,317
Japan Logistics Fund, Inc.	529	883
Japan Metropolitan Fund Invest	4,230	2,423
Japan Prime Realty Investment Corp.	484	969
Japan Real Estate Investment Corp.	3,765	2,580
Katitas Co. Ltd.	28,400	406
KDX Realty Investment Corp.	2,400	2,273
Keihanshin Building Co. Ltd.	17,600	184
LaSalle Logiport REIT	1,002	905
Leopalace21 Corp.	94,400	352
Mirai Corp.	1,084	281
Mitsubishi Estate Co. Ltd.	628,680	8,671
Mitsubishi Estate Logistics REIT Investment Corp.	269	592
Mitsui Fudosan Co. Ltd.	1,561,086	12,414
Mitsui Fudosan Logistics Park, Inc.	1,801	1,160
NORTHERN FUNDS QUARTERLY REPORT  36 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Japan – 8.5%continued
Mori Hills REIT Investment Corp.	867	$681
Mori Trust REIT, Inc.	1,615	631
Nippon Accommodations Fund, Inc.	258	962
Nippon Building Fund, Inc.	4,493	3,494
Nippon Prologis REIT, Inc.	1,339	1,895
NIPPON REIT Investment Corp.	1,020	492
Nomura Real Estate Holdings, Inc.	63,500	1,560
Nomura Real Estate Master Fund, Inc.	2,289	1,999
NTT UD REIT Investment Corp.	832	632
Orix JREIT, Inc.	1,507	1,568
Samty Residential Investment Corp.	194	115
Sekisui House REIT, Inc.	2,516	1,232
SOSiLA Logistics REIT, Inc.	397	266
Star Asia Investment Corp.	1,442	472
Sumitomo Realty & Development Co. Ltd.	181,225	5,614
Sun Frontier Fudousan Co. Ltd.	17,000	208
Takara Leben Real Estate Investment Corp.	489	269
Tokyo Tatemono Co. Ltd.	109,100	1,785
Tokyu REIT, Inc.	505	503
Tosei Corp.	16,200	257
United Urban Investment Corp.	1,691	1,510
		92,406
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	879,993	422
Kuwait Real Estate Co. K.S.C.	456,044	378
Mabanee Co. KPSC	415,469	1,027
National Real Estate Co. KPSC*	648,321	164
Salhia Real Estate Co. K.S.C.P.	266,850	345
		2,336
Malaysia – 0.3%
Axis Real Estate Investment Trust	998,614	386
Eco World Development Group Bhd.	746,100	348
IOI Properties Group Bhd.	789,200	396
Mah Sing Group Bhd.	795,800	321
Matrix Concepts Holdings Bhd.	408,500	218
Pavilion Real Estate Investment Trust	863,500	299
Sime Darby Property Bhd.	1,650,200	625
SP Setia Bhd. Group	1,351,169	442
Sunway Real Estate Investment Trust	1,056,700	437
UEM Sunrise Bhd.	990,900	240
		3,712
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Mexico – 0.5%
Concentradora Fibra Danhos S.A. de C.V.	177,553	$171
Corp. Inmobiliaria Vesta S.A.B. de C.V.	516,900	1,319
FIBRA Macquarie Mexico(3)	473,826	690
Fibra Uno Administracion S.A. de C.V.	1,668,233	1,655
Prologis Property Mexico S.A. de C.V.	614,984	1,704
		5,539
Netherlands – 0.1%
Eurocommercial Properties N.V.	24,806	570
Wereldhave N.V.	20,471	291
		861
New Zealand – 0.1%
Goodman Property Trust	646,980	728
Kiwi Property Group Ltd.	909,117	457
		1,185
Norway – 0.0%
Entra ASA*	40,993	416
Philippines – 0.5%
AREIT, Inc.	596,600	391
Ayala Land, Inc.	3,820,281	1,717
Megaworld Corp.	5,597,001	198
Robinsons Land Corp.	887,696	203
SM Prime Holdings, Inc.	5,944,853	2,566
		5,075
Qatar – 0.0%
United Development Co. QSC	906,633	280
Romania – 0.2%
NEPI Rockcastle N.V.*	356,287	2,607
Saudi Arabia – 0.4%
Al Rajhi REIT	160,957	358
Alandalus Property Co.	26,751	172
Arabian Centres Co.	113,654	656
Arriyadh Development Co.	49,209	440
Dar Al Arkan Real Estate Development Co.*	306,446	1,231
Emaar Economic City*	221,998	516
Jadwa REIT Saudi Fund	100,892	271
Retal Urban Development Co.	137,698	593
Saudi Real Estate Co.*	90,337	608
		4,845
Singapore – 2.6%
AIMS APAC REIT	344,282	315
EQUITY FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Singapore – 2.6%continued
CapitaLand Ascendas REIT	2,192,534	$4,123
CapitaLand Ascott Trust	1,512,614	964
CapitaLand China Trust	682,527	360
Capitaland India Trust	565,755	443
CapitaLand Integrated Commercial Trust	3,416,714	4,825
CDL Hospitality Trusts	482,952	304
City Developments Ltd.	285,700	1,069
Digital Core REIT Management Pte Ltd.	511,500	297
ESR-REIT	3,471,874	648
Far East Hospitality Trust	562,203	251
Frasers Centrepoint Trust	725,009	1,120
Frasers Hospitality Trust	431,800	185
Frasers Logistics & Commercial Trust	1,611,046	1,038
Hong Fok Corp. Ltd.	164,700	99
Keppel DC REIT	1,164,566	1,859
Keppel REIT	1,472,720	938
Lendlease Global Commercial REIT	930,127	375
Mapletree Industrial Trust	1,257,955	2,035
Mapletree Logistics Trust	2,085,626	1,937
Mapletree Pan Asia Commercial Trust	1,369,661	1,214
Parkway Life Real Estate Investment Trust	222,600	611
SPH REIT	644,700	415
Starhill Global REIT	841,290	308
Suntec Real Estate Investment Trust	1,219,091	1,044
UOL Group Ltd.	274,397	1,037
		27,814
South Africa – 0.5%
Equites Property Fund Ltd.	458,601	357
Fortress Real Estate Investments Ltd., Class B	725,405	776
Growthpoint Properties Ltd.	1,969,227	1,326
Hyprop Investments Ltd.	222,385	548
Redefine Properties Ltd.	4,072,468	983
Resilient REIT Ltd.	175,433	547
Vukile Property Fund Ltd.	741,512	706
		5,243
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	78,511	226
JR Global Reit	116,679	218
LOTTE REIT Co. Ltd.	84,031	174
SK REITs Co. Ltd.	83,820	251
		869
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Spain – 0.3%
Aedas Homes S.A.	4,438	$119
Inmobiliaria Colonial Socimi S.A.	167,321	897
Merlin Properties Socimi S.A.	232,411	2,447
		3,463
Sweden – 1.7%
Atrium Ljungberg AB, Class B	31,011	556
Castellum AB*	227,822	2,497
Catena AB	26,941	1,150
Cibus Nordic Real Estate AB publ	38,267	610
Corem Property Group AB, Class B	291,799	178
Dios Fastigheter AB	60,053	430
Fabege AB	134,487	1,013
Fastighets AB Balder, Class B*	389,816	2,704
FastPartner AB, Class A	30,977	179
Hufvudstaden AB, Class A	63,067	691
NP3 Fastigheter AB	19,020	430
Nyfosa AB*	99,474	974
Pandox AB	64,217	1,112
Platzer Fastigheter Holding AB, Class B	31,141	241
Sagax AB, Class B	126,389	2,587
Samhallsbyggnadsbolaget i Norden AB	595,142	244
Wallenstam AB, Class B	206,850	895
Wihlborgs Fastigheter AB	160,437	1,524
		18,015
Switzerland – 1.2%
Allreal Holding A.G. (Registered)	8,843	1,613
International Workplace Group PLC	450,219	892
Intershop Holding A.G.	2,845	398
Mobimo Holding A.G. (Registered)	4,313	1,396
PSP Swiss Property A.G. (Registered)	26,925	3,821
Swiss Prime Site A.G. (Registered)	45,319	4,932
		13,052
Taiwan – 0.5%
Advancetek Enterprise Co. Ltd.	128,000	297
Chong Hong Construction Co. Ltd.	98,000	256
Crowell Development Corp.	86,000	111
Da-Li Development Co. Ltd.	136,800	184
Farglory Land Development Co. Ltd.	131,462	296
Highwealth Construction Corp.	788,113	1,042
Huaku Development Co. Ltd.	145,800	507
Huang Hsiang Construction Corp.	55,000	109
Kindom Development Co. Ltd.	190,900	296
NORTHERN FUNDS QUARTERLY REPORT  38 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
Taiwan – 0.5%continued
Prince Housing & Development Corp.	502,000	$157
Ruentex Development Co. Ltd.	910,955	1,189
Sakura Development Co. Ltd.	162,461	262
Yea Shin International Development Co. Ltd.	98,103	95
Yungshin Construction & Development Co. Ltd.	37,000	164
		4,965
Thailand – 0.5%
Amata Corp. PCL NVDR	450,835	380
AP Thailand PCL (Registered)	441,405	105
AP Thailand PCL NVDR	895,304	212
Central Pattana PCL (Registered)	581,626	972
Central Pattana PCL NVDR	600,698	1,005
Land & Houses PCL NVDR	4,719,200	697
Pruksa Holding PCL NVDR	331,100	77
Quality Houses PCL NVDR	3,677,400	185
Sansiri PCL NVDR	8,249,666	434
Supalai PCL (Registered)	280,445	150
Supalai PCL NVDR	377,500	202
WHA Corp. PCL NVDR	4,897,900	789
		5,208
Turkey – 0.1%
Is Gayrimenkul Yatirim Ortakligi A.S.*	265,974	140
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	329,329	158
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	119,938	216
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	202
		716
United Arab Emirates – 0.5%
Aldar Properties PJSC	2,258,667	4,722
Deyaar Development PJSC	598,845	151
RAK Properties PJSC	934,634	290
		5,163
United Kingdom – 3.0%
Assura PLC	1,717,353	824
Big Yellow Group PLC	110,698	1,330
British Land (The) Co. PLC	587,612	2,639
Care Reit PLC	181,679	185
CLS Holdings PLC	106,254	103
Custodian Property Income REIT PLC	248,713	239
Derwent London PLC	55,071	1,350
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
United Kingdom – 3.0%continued
Empiric Student Property PLC	369,259	$386
Grainger PLC	410,201	1,156
Great Portland Estates PLC	207,663	749
Hammerson PLC	283,067	991
Home REIT PLC(2) *	484,349	142
Land Securities Group PLC	417,933	3,049
LondonMetric Property PLC	1,210,747	2,724
Picton Property Income Ltd.	314,636	252
Primary Health Properties PLC	799,444	933
PRS REIT (The) PLC	287,116	386
Safestore Holdings PLC	129,395	1,041
Segro PLC	752,185	6,601
Shaftesbury Capital PLC	840,283	1,316
Supermarket Income REIT PLC	704,251	599
Target Healthcare REIT PLC	350,510	368
Tritax Big Box REIT PLC	1,286,706	2,137
UNITE Group (The) PLC	226,170	2,280
Urban Logistics REIT PLC	292,268	374
Warehouse REIT PLC	228,831	225
Workspace Group PLC	84,135	517
		32,896
United States – 58.2%
Acadia Realty Trust	59,916	1,448
Agree Realty Corp.	59,005	4,157
Alexander & Baldwin, Inc.	41,158	730
Alexander's, Inc.	1,251	250
Alexandria Real Estate Equities, Inc.	92,067	8,981
American Assets Trust, Inc.	29,267	769
American Healthcare REIT, Inc.	88,132	2,505
American Homes 4 Rent, Class A	191,051	7,149
Americold Realty Trust, Inc.	156,649	3,352
Apartment Investment and Management Co., Class A*	73,068	664
Apple Hospitality REIT, Inc.	133,411	2,048
AvalonBay Communities, Inc.	83,067	18,272
Brandywine Realty Trust	97,129	544
Brixmor Property Group, Inc.	176,587	4,916
Broadstone Net Lease, Inc.	108,597	1,722
BXP, Inc.	87,823	6,531
Camden Property Trust	61,886	7,181
CareTrust REIT, Inc.	90,561	2,450
CBL & Associates Properties, Inc.	8,008	236
Centerspace	8,690	575
Chatham Lodging Trust	31,081	278
EQUITY FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
United States – 58.2%continued
Community Healthcare Trust, Inc.	15,634	$300
COPT Defense Properties	64,944	2,010
Cousins Properties, Inc.	87,811	2,691
CubeSmart	130,854	5,607
DiamondRock Hospitality Co.	122,258	1,104
Digital Realty Trust, Inc.	191,127	33,893
Diversified Healthcare Trust	94,588	218
Douglas Emmett, Inc.	96,832	1,797
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	55,554	631
EastGroup Properties, Inc.	28,563	4,584
Elme Communities	49,857	761
Empire State Realty Trust, Inc., Class A	78,489	810
Equinix, Inc.	55,414	52,249
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	102,808	6,847
Equity Residential	199,374	14,307
Essex Property Trust, Inc.	37,319	10,652
Extra Space Storage, Inc.	123,775	18,517
Federal Realty Investment Trust	44,137	4,941
First Industrial Realty Trust, Inc.	77,650	3,893
Four Corners Property Trust, Inc.	54,865	1,489
FRP Holdings, Inc.*	7,389	226
Getty Realty Corp.	30,746	926
Gladstone Commercial Corp.	26,190	425
Global Medical REIT, Inc.	38,318	296
Global Net Lease, Inc.	117,823	860
Healthcare Realty Trust, Inc.	210,450	3,567
Healthpeak Properties, Inc.	408,721	8,285
Highwoods Properties, Inc.	61,338	1,876
Host Hotels & Resorts, Inc.	409,261	7,170
Howard Hughes Holdings, Inc.*	18,924	1,456
Hudson Pacific Properties, Inc.	71,267	216
Independence Realty Trust, Inc.	133,615	2,651
Innovative Industrial Properties, Inc.	16,319	1,088
InvenTrust Properties Corp.	45,757	1,379
Invitation Homes, Inc.	338,810	10,832
Iron Mountain, Inc.	171,270	18,002
JBG SMITH Properties	47,414	729
Kennedy-Wilson Holdings, Inc.	66,194	661
Kilroy Realty Corp.	66,050	2,672
Kimco Realty Corp.	391,657	9,177
Kite Realty Group Trust	129,005	3,256
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
United States – 58.2%continued
LTC Properties, Inc.	25,981	$898
LXP Industrial Trust	169,146	1,374
Macerich (The) Co.	144,955	2,888
Medical Properties Trust, Inc.	327,203	1,293
Mid-America Apartment Communities, Inc.	68,331	10,562
National Health Investors, Inc.	27,262	1,889
National Storage Affiliates Trust	42,243	1,601
NETSTREIT Corp.	46,614	660
NexPoint Residential Trust, Inc.	13,104	547
NNN REIT, Inc.	107,683	4,399
Omega Healthcare Investors, Inc.	151,001	5,715
One Liberty Properties, Inc.	9,915	270
Paramount Group, Inc.	97,222	480
Park Hotels & Resorts, Inc.	121,651	1,712
Peakstone Realty Trust	19,914	220
Pebblebrook Hotel Trust	72,559	983
Phillips Edison & Co., Inc.	70,499	2,641
Piedmont Office Realty Trust, Inc., Class A	75,502	691
Plymouth Industrial REIT, Inc.	23,188	413
Prologis, Inc.	540,353	57,115
Public Storage	91,903	27,519
Realty Income Corp.	508,449	27,156
Regency Centers Corp.	100,721	7,446
Retail Opportunity Investments Corp.	75,544	1,311
Rexford Industrial Realty, Inc.	128,609	4,972
RLJ Lodging Trust	87,986	898
Ryman Hospitality Properties, Inc.	33,044	3,448
Sabra Health Care REIT, Inc.	137,928	2,389
Saul Centers, Inc.	7,283	283
Service Properties Trust	93,007	236
Simon Property Group, Inc.	190,329	32,777
SITE Centers Corp.	26,574	406
SL Green Realty Corp.	37,732	2,563
St. Joe (The) Co.	23,796	1,069
STAG Industrial, Inc.	106,885	3,615
Summit Hotel Properties, Inc.	60,873	417
Sun Communities, Inc.	72,914	8,966
Sunstone Hotel Investors, Inc.	116,232	1,376
Tanger, Inc.	64,437	2,199
Terreno Realty Corp.	56,917	3,366
UDR, Inc.	183,317	7,958
UMH Properties, Inc.	44,723	844
NORTHERN FUNDS QUARTERLY REPORT  40 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4% (1)continued
United States – 58.2%continued
Universal Health Realty Income Trust	7,322	$272
Urban Edge Properties	72,199	1,552
Ventas, Inc.	242,314	14,270
Veris Residential, Inc.	50,056	832
Vornado Realty Trust	94,344	3,966
Welltower, Inc.	360,899	45,484
Whitestone REIT	25,455	361
WP Carey, Inc.	126,907	6,914
Xenia Hotels & Resorts, Inc.	61,223	910
		629,935
Total Common Stocks
(Cost $807,557)		1,064,379

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	6,850,177	6,850
Total Investment Companies
(Cost $6,850)		6,850

Total Investments – 99.0%
(Cost $814,407)		1,071,229
Other Assets less Liabilities – 1.0%		10,649
Net Assets – 100.0%		$1,081,878

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2024, the value of this security amounted to approximately $690,000 or
0.1% of net assets.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	British Pound	168	United States Dollar	212	3/19/25	$3
Bank of Montreal	Euro	1,059	United States Dollar	1,115	3/19/25	14
Bank of Montreal	Norwegian Krone	860	United States Dollar	77	3/19/25	2
BNP	Swiss Franc	546	United States Dollar	621	3/19/25	13
Citibank	Brazilian Real	1,400	United States Dollar	233	3/19/25	10
Citibank	Indian Rupee	25,000	United States Dollar	293	3/19/25	3
Citibank	Korean Won	570,170	United States Dollar	400	3/19/25	13
Citibank	Taiwan Dollar	17,120	United States Dollar	530	3/19/25	8
JPMorgan Chase	Australian Dollar	500	United States Dollar	312	3/19/25	2
JPMorgan Chase	Canadian Dollar	126	United States Dollar	89	3/19/25	1
JPMorgan Chase	Euro	1,140	United States Dollar	1,186	3/19/25	2
JPMorgan Chase	Japanese Yen	111,820	United States Dollar	718	3/19/25	1
JPMorgan Chase	Swiss Franc	240	United States Dollar	270	3/19/25	3
UBS	Japanese Yen	30,529	United States Dollar	203	3/19/25	7
Subtotal Appreciation						82
Bank of Montreal	Hong Kong Dollar	806	United States Dollar	104	3/19/25	(— )*
Bank of Montreal	United States Dollar	632	Australian Dollar	988	3/19/25	(20)
JPMorgan Chase	British Pound	1,020	United States Dollar	1,275	3/19/25	(2)
JPMorgan Chase	Hong Kong Dollar	3,610	United States Dollar	465	3/19/25	(— )*
Toronto-Dominion Bank	United States Dollar	144	Swedish Krona	1,580	3/19/25	(1)
UBS	United States Dollar	456	Singapore Dollar	611	3/19/25	(7)
Subtotal Depreciation						(30)
Total						$52

*	Amount rounds to less than one thousand.
EQUITY FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	29	$9,125	Long	3/25	$(359)
MSCI EAFE Index (United States Dollar)	45	5,102	Long	3/25	(111)
MSCI Emerging Markets Index (United States Dollar)	34	1,825	Long	3/25	(38)
S&P/TSX 60 Index (Canadian Dollar)	13	2,686	Long	3/25	(52)
Total					$(560)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$10,675	$—	$—	$10,675
China	—	19,060	100	19,160
Egypt	544	—	—	544
Kuwait	345	1,991	—	2,336
Mexico	5,539	—	—	5,539
United Kingdom	—	32,754	142	32,896
United States	629,935	—	—	629,935
All Other Countries(1)	—	363,294	—	363,294
Total Common Stocks	647,038	417,099	242	1,064,379
Investment Companies	6,850	—	—	6,850
Total Investments	$653,888	$417,099	$242	$1,071,229
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$82	$—	$82
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30)	—	(30)
Futures Contracts	(560)	—	—	(560)
Total Other Financial Instruments	$(560)	$52	$—	$(508)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,966	$147,124	$144,240	$413	$6,850	6,850,177
NORTHERN FUNDS QUARTERLY REPORT  42 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)
Australia – 1.1%
ANZ Group Holdings Ltd.	157,722	$2,780
APA Group	58,917	254
Aristocrat Leisure Ltd.	30,066	1,270
ASX Ltd.	9,280	373
BlueScope Steel Ltd.	26,009	300
Brambles Ltd.	73,475	873
CAR Group Ltd.	19,140	425
Cochlear Ltd.	3,635	651
Coles Group Ltd.	73,428	859
Computershare Ltd.	28,268	593
Endeavour Group Ltd.	88,468	230
Fortescue Ltd.	86,785	974
Goodman Group	92,091	2,032
GPT Group (The)	109,267	296
Macquarie Group Ltd.	19,462	2,672
Mineral Resources Ltd.	9,306	197
Northern Star Resources Ltd.	63,795	612
Orica Ltd.	30,273	311
QBE Insurance Group Ltd.	77,988	928
Ramsay Health Care Ltd.	7,882	169
REA Group Ltd.	2,862	412
SEEK Ltd.	19,550	272
Suncorp Group Ltd.	69,711	818
Transurban Group	160,748	1,330
WiseTech Global Ltd.	9,799	725
Woodside Energy Group Ltd.	98,897	1,530
		21,886
Austria – 0.1%
Mondi PLC	27,035	402
OMV A.G.	7,048	272
Verbund A.G.	3,875	281
		955
Belgium – 0.1%
Ageas S.A./N.V.	8,416	409
KBC Group N.V.	12,285	946
Lotus Bakeries N.V.	20	223
Warehouses De Pauw - C.V.A.	7,418	146
		1,724
Brazil – 0.3%
MercadoLibre, Inc.*	2,431	4,134
Wheaton Precious Metals Corp.	23,994	1,350
Yara International ASA	9,530	252
		5,736
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Burkina Faso – 0.0%
Endeavour Mining PLC	9,313	$167
Canada – 3.0%
Agnico Eagle Mines Ltd.	26,413	2,066
Alimentation Couche-Tard, Inc.	39,991	2,218
Bank of Montreal	38,832	3,770
Bank of Nova Scotia (The)	66,019	3,545
Brookfield Corp.	72,690	4,178
CAE, Inc.*	16,857	428
Cameco Corp.	23,453	1,206
Canadian National Railway Co.	28,302	2,874
Canadian Tire Corp. Ltd., Class A	2,938	309
CGI, Inc.	10,947	1,198
Dollarama, Inc.	14,944	1,458
Element Fleet Management Corp.	21,491	435
Enbridge, Inc.	116,164	4,930
FirstService Corp.	2,207	400
Fortis, Inc.	26,537	1,103
Gildan Activewear, Inc.	7,547	355
Hydro One Ltd.	16,888	520
iA Financial Corp., Inc.	5,013	465
Imperial Oil Ltd.	10,034	618
Intact Financial Corp.	9,513	1,732
Ivanhoe Mines Ltd., Class A*	41,200	489
Keyera Corp.	12,429	380
Kinross Gold Corp.	65,580	609
Metro, Inc.	11,352	712
National Bank of Canada	18,254	1,664
Nutrien Ltd.	27,046	1,210
Open Text Corp.	14,893	422
Parkland Corp.	5,935	134
Pembina Pipeline Corp.	31,281	1,156
RB Global, Inc.	9,790	884
Rogers Communications, Inc., Class B	19,811	609
Shopify, Inc., Class A*	64,703	6,886
Stantec, Inc.	5,638	442
Sun Life Financial, Inc.	30,799	1,829
TELUS Corp. (Toronto Exchange)	27,639	375
Thomson Reuters Corp.	8,327	1,337
Toronto-Dominion Bank (The)	93,060	4,955
West Fraser Timber Co. Ltd.	3,108	269
WSP Global, Inc.	6,885	1,212
		59,382
EQUITY FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Chile – 0.0%
Antofagasta PLC	22,225	$440
Lundin Mining Corp.	37,712	324
		764
China – 0.3%
NXP Semiconductors N.V.	13,660	2,839
Prosus N.V.*	73,430	2,912
		5,751
Denmark – 1.2%
AP Moller - Maersk A/S, Class A	182	292
AP Moller - Maersk A/S, Class B	227	376
Coloplast A/S, Class B	6,854	750
DSV A/S	10,973	2,323
Genmab A/S*	3,142	655
Novo Nordisk A/S, Class B	171,837	14,790
Novonesis (Novozymes) B	19,116	1,079
Orsted A/S*	8,129	367
Pandora A/S	4,460	816
ROCKWOOL A/S, Class B	549	195
Tryg A/S	17,298	365
Vestas Wind Systems A/S*	50,815	696
		22,704
Finland – 0.3%
Elisa OYJ	8,720	377
Kesko OYJ, Class B	12,268	231
Kone OYJ, Class B	19,217	935
Metso OYJ	30,755	288
Neste OYJ	23,927	302
Nokia OYJ	284,685	1,258
Orion OYJ, Class B	6,270	278
Sampo OYJ, Class A	25,435	1,040
Stora Enso OYJ (Registered)	26,415	267
UPM-Kymmene OYJ	26,891	740
Wartsila OYJ Abp	24,476	433
		6,149
France – 2.1%
Aeroports de Paris S.A.	1,418	163
AXA S.A.	93,986	3,342
BNP Paribas S.A.	53,925	3,303
Bouygues S.A.	11,763	347
Carrefour S.A.	25,999	370
Cie Generale des Etablissements Michelin S.C.A.	35,511	1,166
Covivio S.A./France	3,645	184
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
France – 2.1%continued
Credit Agricole S.A.	59,199	$815
Danone S.A.	34,202	2,301
Dassault Systemes S.E.	36,593	1,265
Eiffage S.A.	4,493	394
Eurazeo S.E.	1,577	117
Gecina S.A.	2,966	278
Getlink S.E.	15,359	244
Hermes International S.C.A.	1,701	4,058
Kering S.A.	4,086	1,001
L'Oreal S.A.	12,763	4,506
LVMH Moet Hennessy Louis Vuitton S.E.	14,704	9,615
Publicis Groupe S.A.	12,023	1,274
Rexel S.A.	12,242	309
SEB S.A.(2)	1	—
TotalEnergies S.E.	115,170	6,400
		41,452
Germany – 1.0%
adidas A.G.	8,685	2,133
Beiersdorf A.G.	4,953	636
Commerzbank A.G.	50,439	821
Covestro A.G.*	9,600	577
CTS Eventim A.G. & Co. KGaA	3,342	283
Deutsche Boerse A.G.	10,065	2,319
Deutsche Lufthansa A.G. (Registered)	24,864	159
Evonik Industries A.G.	11,459	199
GEA Group A.G.	8,765	434
Heidelberg Materials A.G.	7,283	900
Henkel A.G. & Co. KGaA	5,986	461
Infineon Technologies A.G.	70,414	2,287
Knorr-Bremse A.G.	4,106	299
LEG Immobilien S.E.	4,278	362
Merck KGaA	6,643	963
MTU Aero Engines A.G.	2,842	948
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	7,171	3,607
Puma S.E.	5,102	233
Scout24 S.E.	3,672	324
Symrise A.G.	6,982	742
Zalando S.E.*	11,950	401
		19,088
Hong Kong – 0.5%
AIA Group Ltd.	580,800	4,201
CK Infrastructure Holdings Ltd.	36,000	268
NORTHERN FUNDS QUARTERLY REPORT  44 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Hong Kong – 0.5%continued
Hang Seng Bank Ltd.	36,378	$448
Hong Kong & China Gas Co. Ltd.	626,462	501
Hong Kong Exchanges & Clearing Ltd.	64,600	2,452
MTR Corp. Ltd.	88,126	307
Prudential PLC	138,800	1,107
Sino Land Co. Ltd.	187,113	189
Swire Pacific Ltd., Class A	22,500	204
		9,677
Ireland – 0.7%
Accenture PLC, Class A	33,357	11,735
AerCap Holdings N.V.	10,199	976
Kerry Group PLC, Class A	7,692	741
Kingspan Group PLC	7,769	565
		14,017
Israel – 0.0%
Nice Ltd.*	3,336	568
Italy – 0.5%
Coca-Cola HBC A.G. - CDI*	11,885	406
Enel S.p.A.	430,163	3,077
FinecoBank Banca Fineco S.p.A.	34,410	601
Generali	49,709	1,405
Infrastrutture Wireless Italiane S.p.A.	22,939	233
Intesa Sanpaolo S.p.A.	773,667	3,094
Mediobanca Banca di Credito Finanziario S.p.A.	26,953	393
Moncler S.p.A.	13,520	718
Nexi S.p.A.*	19,164	107
Poste Italiane S.p.A.	24,255	342
Telecom Italia S.p.A.*	601,363	154
		10,530
Japan – 5.7%
Aeon Co. Ltd.	34,200	801
Ajinomoto Co., Inc.	24,900	1,013
ANA Holdings, Inc.	11,200	203
Asahi Kasei Corp.	64,200	442
Asics Corp.	36,100	703
Astellas Pharma, Inc.	98,400	955
Bandai Namco Holdings, Inc.	32,500	773
Bridgestone Corp.	29,300	985
Brother Industries Ltd.	12,100	205
Chugai Pharmaceutical Co. Ltd.	36,100	1,588
Concordia Financial Group Ltd.	50,200	278
Dai Nippon Printing Co. Ltd.	22,200	311
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 5.7%continued
Daifuku Co. Ltd.	17,600	$365
Daiichi Sankyo Co. Ltd.	93,700	2,575
Daikin Industries Ltd.	13,800	1,617
Daiwa House Industry Co. Ltd.	33,000	1,011
Daiwa Securities Group, Inc.	73,100	481
Denso Corp.	104,900	1,455
Eisai Co. Ltd.	15,105	413
ENEOS Holdings, Inc.	146,000	759
FANUC Corp.	49,600	1,296
Fast Retailing Co. Ltd.	10,200	3,445
Fuji Electric Co. Ltd.	7,300	391
FUJIFILM Holdings Corp.	60,400	1,253
Fujitsu Ltd.	89,100	1,565
Hankyu Hanshin Holdings, Inc.	10,400	271
Hitachi Construction Machinery Co. Ltd.	6,600	146
Hitachi Ltd.	247,200	6,076
Hoya Corp.	18,700	2,324
Isuzu Motors Ltd.	31,000	420
ITOCHU Corp.	63,300	3,116
JFE Holdings, Inc.	26,600	299
Kao Corp.	25,500	1,031
KDDI Corp.	82,100	2,617
Kikkoman Corp.	36,000	398
Komatsu Ltd.	48,400	1,337
Konami Group Corp.	5,400	502
Kubota Corp.	46,700	540
LY Corp.	160,900	426
Marubeni Corp.	78,600	1,178
MatsukiyoCocokara & Co.	14,300	208
McDonald's Holdings Co. Japan Ltd.	4,400	173
MEIJI Holdings Co. Ltd.	10,300	209
Mitsubishi Chemical Group Corp.	63,800	321
Mitsubishi Estate Co. Ltd.	55,500	765
Mitsui Chemicals, Inc.	8,200	179
Mitsui Fudosan Co. Ltd.	145,600	1,158
Mizuho Financial Group, Inc.	129,000	3,147
MS&AD Insurance Group Holdings, Inc.	69,000	1,508
NEC Corp.	13,100	1,125
Nippon Paint Holdings Co. Ltd.	54,900	356
Nitori Holdings Co. Ltd.	3,900	463
Nitto Denko Corp.	40,000	669
Nomura Holdings, Inc.	162,300	944
EQUITY FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 5.7%continued
Nomura Research Institute Ltd.	19,876	$585
Obayashi Corp.	32,800	433
Omron Corp.	8,100	272
Oriental Land Co. Ltd.	60,700	1,311
ORIX Corp.	62,100	1,328
Osaka Gas Co. Ltd.	17,300	378
Pan Pacific International Holdings Corp.	21,300	578
Panasonic Corp.	122,900	1,276
Rakuten Group, Inc.*	82,700	445
Recruit Holdings Co. Ltd.	74,800	5,204
Renesas Electronics Corp.	86,700	1,102
Ricoh Co. Ltd.	28,200	321
Secom Co. Ltd.	22,800	770
Seiko Epson Corp.	16,700	301
Sekisui Chemical Co. Ltd.	18,900	326
Sekisui House Ltd.	32,300	769
Seven & i Holdings Co. Ltd.	118,600	1,859
SG Holdings Co. Ltd.	19,300	184
Shimadzu Corp.	13,200	371
Shin-Etsu Chemical Co. Ltd.	95,600	3,161
Shiseido Co. Ltd.	18,800	334
SoftBank Corp.	1,498,200	1,884
SoftBank Group Corp.	50,900	2,924
Sompo Holdings, Inc.	47,600	1,260
Sony Group Corp.	334,300	7,062
Subaru Corp.	32,700	576
Sumitomo Electric Industries Ltd.	37,400	667
Sumitomo Metal Mining Co. Ltd.	11,300	257
Sumitomo Mitsui Financial Group, Inc.	199,000	4,792
Sumitomo Mitsui Trust Group, Inc.	35,900	843
Sysmex Corp.	27,826	511
T&D Holdings, Inc.	26,700	487
TDK Corp.	104,000	1,339
TIS, Inc.	9,800	231
Tokio Marine Holdings, Inc.	100,400	3,596
Tokyo Electron Ltd.	23,800	3,607
Tokyo Gas Co. Ltd.	18,100	503
Tokyu Corp.	28,300	302
Toray Industries, Inc.	74,900	472
TOTO Ltd.	7,800	187
Unicharm Corp.	54,300	446
West Japan Railway Co.	20,900	369
Yamaha Motor Co. Ltd.	55,200	485
Yokogawa Electric Corp.	13,400	285
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Japan – 5.7%continued
Zensho Holdings Co. Ltd.	5,000	$283
ZOZO, Inc.	7,600	235
		111,700
Jersey – 0.0%
Aptiv PLC*	13,350	807
Luxembourg – 0.0%
Eurofins Scientific S.E.	6,825	348
Netherlands – 1.3%
Akzo Nobel N.V.	10,004	601
ASML Holding N.V.	21,331	15,002
ASR Nederland N.V.	9,026	428
ING Groep N.V.	177,470	2,775
JDE Peet's N.V.	5,734	98
Koninklijke Ahold Delhaize N.V.	49,673	1,620
Koninklijke KPN N.V.	207,893	756
NN Group N.V.	14,690	640
Universal Music Group N.V.	43,798	1,118
Wolters Kluwer N.V.	12,622	2,093
		25,131
New Zealand – 0.1%
Mercury NZ Ltd.	39,229	129
Meridian Energy Ltd.	73,724	244
Xero Ltd.*	7,707	801
		1,174
Norway – 0.2%
Aker BP ASA	19,388	381
DNB Bank ASA	47,384	945
Equinor ASA	42,953	1,015
Gjensidige Forsikring ASA	10,577	187
Mowi ASA	23,551	403
Norsk Hydro ASA	79,075	435
Orkla ASA	36,813	319
Salmar ASA	4,068	193
Telenor ASA	32,297	360
		4,238
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
Galp Energia SGPS S.A.	25,873	429
Jeronimo Martins SGPS S.A.	16,596	317
		746
NORTHERN FUNDS QUARTERLY REPORT  46 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Singapore – 0.3%
CapitaLand Ascendas REIT	210,700	$396
CapitaLand Integrated Commercial Trust	334,673	473
CapitaLand Investment Ltd.	117,758	226
Grab Holdings Ltd., Class A*	108,484	512
Keppel Ltd.	71,200	356
Sembcorp Industries Ltd.	53,400	216
Singapore Exchange Ltd.	46,100	429
STMicroelectronics N.V.	37,554	937
United Overseas Bank Ltd.	67,900	1,807
		5,352
South Africa – 0.1%
Anglo American PLC	68,354	2,025
Spain – 0.5%
ACS Actividades de Construccion y Servicios S.A.	9,338	469
Amadeus IT Group S.A.	24,279	1,708
Banco de Sabadell S.A.	280,772	546
Cellnex Telecom S.A.*	28,815	908
Iberdrola S.A.	322,545	4,441
Redeia Corp. S.A.	22,867	391
Repsol S.A.	59,382	722
		9,185
Sweden – 0.8%
Alfa Laval AB	15,968	663
Assa Abloy AB, Class B	53,228	1,565
Atlas Copco AB, Class A	147,440	2,255
Atlas Copco AB, Class B	80,351	1,088
Boliden AB	13,013	364
Epiroc AB, Class A	36,894	641
Epiroc AB, Class B	19,836	308
EQT AB	20,330	560
Essity AB, Class B	33,570	897
Evolution AB	8,565	657
Hennes & Mauritz AB, Class B	28,440	383
Holmen AB, Class B	5,405	199
Nibe Industrier AB, Class B	85,000	333
Sandvik AB	59,930	1,074
SKF AB, Class B	17,146	321
Svenska Cellulosa AB S.C.A., Class B	29,527	375
Svenska Handelsbanken AB, Class A	77,501	801
Tele2 AB, Class B	24,559	243
Telia Co. AB	125,010	347
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
Sweden – 0.8%continued
Volvo AB, Class A	8,791	$215
Volvo AB, Class B	87,354	2,120
		15,409
Switzerland – 1.9%
ABB Ltd. (Registered)	84,111	4,524
Baloise Holding A.G. (Registered)	2,338	423
Banque Cantonale Vaudoise (Registered)	1,740	160
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	49	543
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	661
Clariant A.G. (Registered)*	13,005	145
DSM-Firmenich A.G.	9,786	988
Geberit A.G. (Registered)	1,824	1,029
Givaudan S.A. (Registered)	498	2,182
Julius Baer Group Ltd.	11,247	726
Kuehne + Nagel International A.G. (Registered)	2,389	546
Logitech International S.A. (Registered)	7,896	649
Lonza Group A.G. (Registered)	3,863	2,277
Novartis A.G. (Registered)	105,282	10,246
SGS S.A. (Registered)	8,189	820
SIG Group A.G.*	17,401	343
Sika A.G. (Registered)	8,041	1,911
Sonova Holding A.G. (Registered)	2,669	869
Swiss Life Holding A.G. (Registered)	1,535	1,182
Swiss Prime Site A.G. (Registered)	4,322	470
Swisscom A.G. (Registered)	1,328	738
Temenos A.G. (Registered)	2,282	161
VAT Group A.G.	1,373	516
Zurich Insurance Group A.G.	7,801	4,635
		36,744
United Kingdom – 3.1%
3i Group PLC	51,574	2,291
Admiral Group PLC	12,457	411
Ashtead Group PLC	23,348	1,444
Associated British Foods PLC	18,343	469
AstraZeneca PLC	82,703	10,766
Auto Trader Group PLC	47,885	474
Aviva PLC	142,345	835
Barratt Redrow PLC	64,512	354
Berkeley Group Holdings PLC	4,875	238
BT Group PLC	322,215	581
EQUITY FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United Kingdom – 3.1%continued
Bunzl PLC	18,085	$745
Coca-Cola Europacific Partners PLC	10,795	829
Croda International PLC	8,252	350
DCC PLC	5,169	332
HSBC Holdings PLC	972,587	9,558
Informa PLC	73,653	734
Intertek Group PLC	7,810	462
J Sainsbury PLC	98,450	337
Kingfisher PLC	103,902	322
Land Securities Group PLC	44,685	326
Legal & General Group PLC	334,615	959
Lloyds Banking Group PLC	3,300,495	2,252
M&G PLC	126,992	314
National Grid PLC	261,478	3,099
Phoenix Group Holdings PLC	31,500	200
Reckitt Benckiser Group PLC	36,337	2,195
RELX PLC	99,437	4,506
Rentokil Initial PLC	138,962	690
Sage Group (The) PLC	53,628	846
Schroders PLC	48,182	194
Segro PLC	63,933	561
Smiths Group PLC	19,495	418
Spirax Group PLC	3,362	287
Taylor Wimpey PLC	201,982	308
Tesco PLC	368,256	1,695
Unilever PLC	132,836	7,523
Vodafone Group PLC	1,139,045	971
Whitbread PLC	9,933	366
WPP PLC	56,171	582
		59,824
United States – 73.1%
3M Co.	29,292	3,781
Adobe, Inc.*	23,504	10,452
Advanced Micro Devices, Inc.*	86,408	10,437
Aflac, Inc.	28,409	2,939
Agilent Technologies, Inc.	15,407	2,070
Air Products and Chemicals, Inc.	11,869	3,442
Akamai Technologies, Inc.*	8,068	772
Albertsons Cos., Inc., Class A	17,645	347
Alcon A.G.	26,904	2,278
Align Technology, Inc.*	3,642	759
Allegion PLC	4,595	600
Allstate (The) Corp.	13,997	2,698
Ally Financial, Inc.	14,514	523
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
Alphabet, Inc., Class A	312,185	$59,097
Alphabet, Inc., Class C	268,506	51,134
American Express Co.	30,326	9,000
American Tower Corp.	24,959	4,578
American Water Works Co., Inc.	10,405	1,295
Ameriprise Financial, Inc.	5,240	2,790
Amgen, Inc.	28,703	7,481
Annaly Capital Management, Inc.	28,831	528
ANSYS, Inc.*	4,647	1,568
Applied Materials, Inc.	44,017	7,158
Arch Capital Group Ltd.	20,034	1,850
Aspen Technology, Inc.*	1,433	358
Assurant, Inc.	2,712	578
Atlassian Corp., Class A*	8,587	2,090
Atmos Energy Corp.	8,268	1,151
Autodesk, Inc.*	11,489	3,396
Automatic Data Processing, Inc.	21,764	6,371
AutoZone, Inc.*	915	2,930
Avantor, Inc.*	37,160	783
Avery Dennison Corp.	4,099	767
Axon Enterprise, Inc.*	3,823	2,272
Baker Hughes Co.	52,892	2,170
Ball Corp.	15,882	876
Bank of New York Mellon (The) Corp.	39,116	3,005
Best Buy Co., Inc.	10,605	910
Biogen, Inc.*	7,517	1,149
Bio-Techne Corp.	7,791	561
Blackrock, Inc.	7,910	8,109
Booking Holdings, Inc.	1,789	8,888
Bristol-Myers Squibb Co.	108,048	6,111
Broadridge Financial Solutions, Inc.	6,233	1,409
Bunge Global S.A.	7,228	562
Burlington Stores, Inc.*	3,407	971
BXP, Inc.	8,224	612
C.H. Robinson Worldwide, Inc.	6,358	657
Cadence Design Systems, Inc.*	14,601	4,387
Capital One Financial Corp.	20,448	3,646
CarMax, Inc.*	8,322	680
Carrier Global Corp.	43,621	2,978
Caterpillar, Inc.	25,880	9,388
Cboe Global Markets, Inc.	5,530	1,081
CBRE Group, Inc., Class A*	16,276	2,137
Cencora, Inc.	9,328	2,096
Charles Schwab (The) Corp.	85,431	6,323
NORTHERN FUNDS QUARTERLY REPORT  48 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
Charter Communications, Inc., Class A*	4,967	$1,703
Cheniere Energy, Inc.	12,069	2,593
Church & Dwight Co., Inc.	12,930	1,354
Cigna Group (The)	14,871	4,106
Cintas Corp.	19,237	3,515
Citizens Financial Group, Inc.	24,441	1,070
Clorox (The) Co.	6,576	1,068
CMS Energy Corp.	16,093	1,073
CNH Industrial N.V.	47,627	540
Coca-Cola (The) Co.	218,674	13,615
Colgate-Palmolive Co.	41,448	3,768
Comcast Corp., Class A	206,595	7,754
Conagra Brands, Inc.	26,103	724
Consolidated Edison, Inc.	18,680	1,667
Cooper (The) Cos., Inc.*	10,829	995
CRH PLC	36,488	3,376
Crown Castle, Inc.	22,885	2,077
CSL Ltd.	26,095	4,546
CSX Corp.	104,288	3,366
Cummins, Inc.	7,255	2,529
D.R. Horton, Inc.	15,714	2,197
Danaher Corp.	34,770	7,981
Darden Restaurants, Inc.	6,371	1,189
DaVita, Inc.*	2,468	369
Dayforce, Inc.*	8,648	628
Deckers Outdoor Corp.*	8,158	1,657
Deere & Co.	13,877	5,880
Delta Air Lines, Inc.	8,783	531
Dexcom, Inc.*	20,891	1,625
Dick's Sporting Goods, Inc.	3,067	702
Digital Realty Trust, Inc.	17,434	3,092
Discover Financial Services	13,450	2,330
DocuSign, Inc.*	10,724	965
Domino's Pizza, Inc.	1,871	785
DoorDash, Inc., Class A*	16,380	2,748
Dover Corp.	7,419	1,392
Eaton Corp. PLC	21,205	7,037
eBay, Inc.	26,161	1,621
Ecolab, Inc.	13,722	3,215
Edison International	20,665	1,650
Edwards Lifesciences Corp.*	32,036	2,372
Electronic Arts, Inc.	13,424	1,964
Elevance Health, Inc.	12,339	4,552
Eli Lilly & Co.	43,089	33,265
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
EMCOR Group, Inc.	2,433	$1,104
Enphase Energy, Inc.*	6,490	446
Equinix, Inc.	5,066	4,777
Equitable Holdings, Inc.	16,896	797
Essential Utilities, Inc.	14,778	537
Eversource Energy	19,079	1,096
Exelon Corp.	53,849	2,027
Expeditors International of Washington, Inc.	7,728	856
FactSet Research Systems, Inc.	2,017	969
Fair Isaac Corp.*	1,299	2,586
Ferguson Enterprises, Inc.	10,693	1,856
Fidelity National Information Services, Inc.	29,186	2,357
First Solar, Inc.*	5,306	935
Fiserv, Inc.*	30,662	6,299
Fortive Corp.	18,960	1,422
Fortune Brands Innovations, Inc.	6,715	459
Fox Corp., Class A	12,611	613
Fox Corp., Class B	6,954	318
Franklin Resources, Inc.	17,328	352
Gartner, Inc.*	4,125	1,998
GE HealthCare Technologies, Inc.	24,476	1,914
Gen Digital, Inc.	29,585	810
General Electric Co.	57,811	9,642
General Mills, Inc.	29,893	1,906
Genuine Parts Co.	7,516	878
Gilead Sciences, Inc.	66,365	6,130
Graco, Inc.	9,089	766
Halliburton Co.	49,059	1,334
Hartford Financial Services Group (The), Inc.	15,692	1,717
HCA Healthcare, Inc.	10,348	3,106
Healthpeak Properties, Inc.	38,354	777
Henry Schein, Inc.*	6,924	479
Hewlett Packard Enterprise Co.	68,870	1,470
HF Sinclair Corp.	9,859	346
Hilton Worldwide Holdings, Inc.	13,133	3,246
Hologic, Inc.*	12,891	929
Home Depot (The), Inc.	52,992	20,613
Hormel Foods Corp.	16,418	515
HP, Inc.	51,496	1,680
HubSpot, Inc.*	2,603	1,814
Humana, Inc.	6,289	1,596
EQUITY FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
Huntington Bancshares, Inc.	77,472	$1,260
IDEX Corp.	4,001	837
IDEXX Laboratories, Inc.*	4,306	1,780
Illinois Tool Works, Inc.	15,950	4,044
Ingersoll Rand, Inc.	21,810	1,973
Insulet Corp.*	3,702	966
Intel Corp.	227,822	4,568
Intercontinental Exchange, Inc.	30,572	4,556
International Business Machines Corp.	49,112	10,796
International Flavors & Fragrances, Inc.	13,590	1,149
International Paper Co.	17,309	932
Interpublic Group of (The) Cos., Inc.	18,878	529
Intuit, Inc.	14,974	9,411
IQVIA Holdings, Inc.*	9,867	1,939
Iron Mountain, Inc.	15,568	1,636
J.M. Smucker (The) Co.	5,761	634
James Hardie Industries PLC - CDI*	22,961	709
JB Hunt Transport Services, Inc.	4,466	762
Johnson & Johnson	128,534	18,589
Johnson Controls International PLC	35,775	2,824
Juniper Networks, Inc.	17,225	645
Kellanova	14,598	1,182
Keurig Dr. Pepper, Inc.	61,926	1,989
KeyCorp	50,759	870
Keysight Technologies, Inc.*	9,342	1,501
Kimberly-Clark Corp.	18,080	2,369
Knight-Swift Transportation Holdings, Inc.	9,246	490
Kroger (The) Co.	36,617	2,239
Labcorp Holdings, Inc.	4,482	1,028
Lam Research Corp.	68,959	4,981
Lamb Weston Holdings, Inc.	7,793	521
Lennox International, Inc.	1,712	1,043
Linde PLC	25,513	10,682
LKQ Corp.	14,629	538
Lowe's Cos., Inc.	30,278	7,473
LPL Financial Holdings, Inc.	3,978	1,299
Lululemon Athletica, Inc.*	5,848	2,236
LyondellBasell Industries N.V., Class A	13,386	994
Manhattan Associates, Inc.*	3,261	881
Marathon Petroleum Corp.	17,931	2,501
MarketAxess Holdings, Inc.	2,065	467
Marsh & McLennan Cos., Inc.	26,290	5,584
Martin Marietta Materials, Inc.	3,247	1,677
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
Marvell Technology, Inc.	46,226	$5,106
Mastercard, Inc., Class A	44,028	23,184
McCormick & Co., Inc. (Non Voting)	12,997	991
McDonald's Corp.	38,290	11,100
Merck & Co., Inc.	135,258	13,455
Mettler-Toledo International, Inc.*	1,140	1,395
Microsoft Corp.	376,683	158,772
Molina Healthcare, Inc.*	3,150	917
Moody's Corp.	8,740	4,137
Morgan Stanley	64,759	8,141
Nasdaq, Inc.(4)	22,972	1,776
NetApp, Inc.	11,022	1,279
Neurocrine Biosciences, Inc.*	5,546	757
Newmont Corp.	61,117	2,275
NIKE, Inc., Class B	63,329	4,792
NiSource, Inc.	22,933	843
Northern Trust Corp.(4)	10,880	1,115
NRG Energy, Inc.	10,976	990
Nucor Corp.	12,421	1,450
NVIDIA Corp.	1,308,491	175,717
NVR, Inc.*	166	1,358
Old Dominion Freight Line, Inc.	10,407	1,836
Omnicom Group, Inc.	10,409	896
ONEOK, Inc.	31,144	3,127
O'Reilly Automotive, Inc.*	3,091	3,665
Owens Corning	4,617	786
Palo Alto Networks, Inc.*	34,786	6,330
Paychex, Inc.	17,464	2,449
PayPal Holdings, Inc.*	51,964	4,435
Pentair PLC	8,726	878
PepsiCo, Inc.	73,423	11,165
Phillips 66	22,132	2,521
PNC Financial Services Group (The), Inc.	21,214	4,091
Pool Corp.	1,941	662
PPG Industries, Inc.	12,140	1,450
Principal Financial Group, Inc.	12,712	984
Procter & Gamble (The) Co.	125,367	21,018
Progressive (The) Corp.	31,175	7,470
Prologis, Inc.	49,332	5,214
Prudential Financial, Inc.	19,212	2,277
PTC, Inc.*	6,459	1,188
PulteGroup, Inc.	11,058	1,204
QIAGEN N.V.*	12,404	553
NORTHERN FUNDS QUARTERLY REPORT  50 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
Quanta Services, Inc.	7,817	$2,471
Quest Diagnostics, Inc.	5,965	900
Raymond James Financial, Inc.	10,440	1,622
Regions Financial Corp.	49,731	1,170
Rivian Automotive, Inc., Class A*	36,347	483
Rockwell Automation, Inc.	6,198	1,771
Royal Caribbean Cruises Ltd.	13,071	3,015
S&P Global, Inc.	17,082	8,507
Salesforce, Inc.	51,005	17,052
SBA Communications Corp.	5,834	1,189
Schlumberger N.V.	75,175	2,882
Schneider Electric S.E.	29,141	7,203
Seagate Technology Holdings PLC	11,367	981
Sempra	33,775	2,963
ServiceNow, Inc.*	10,988	11,649
Smurfit WestRock PLC	13,855	746
Smurfit WestRock PLC	13,746	744
Solventum Corp.*	8,078	534
State Street Corp.	15,791	1,550
Steel Dynamics, Inc.	7,965	909
STERIS PLC	5,206	1,070
Swiss Re A.G.	16,069	2,320
Synchrony Financial	21,126	1,373
Synopsys, Inc.*	8,213	3,986
T. Rowe Price Group, Inc.	11,654	1,318
Take-Two Interactive Software, Inc.*	9,306	1,713
Targa Resources Corp.	11,055	1,973
Target Corp.	24,585	3,323
Teleflex, Inc.	2,279	406
Tesla, Inc.*	153,388	61,944
Texas Instruments, Inc.	48,721	9,136
The Campbell's Company	10,419	436
TJX (The) Cos., Inc.	60,176	7,270
Toro (The) Co.	5,808	465
Tractor Supply Co.	28,655	1,520
Trane Technologies PLC	12,012	4,437
TransUnion	10,239	949
Travelers (The) Cos., Inc.	12,143	2,925
Trimble, Inc.*	13,221	934
Truist Financial Corp.	71,189	3,088
Twilio, Inc., Class A*	8,068	872
U.S. Bancorp	82,947	3,967
Ulta Beauty, Inc.*	2,420	1,053
Union Pacific Corp.	32,530	7,418
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3% (1)continued
United States – 73.1%continued
United Parcel Service, Inc., Class B	39,003	$4,918
United Rentals, Inc.	3,530	2,487
Valero Energy Corp.	17,164	2,104
Veralto Corp.	13,067	1,331
Verizon Communications, Inc.	225,065	9,000
Visa, Inc., Class A	89,134	28,170
W.W. Grainger, Inc.	2,336	2,462
Walgreens Boots Alliance, Inc.	42,512	397
Walt Disney (The) Co.	96,838	10,783
Waters Corp.*	3,207	1,190
Welltower, Inc.	32,880	4,144
West Pharmaceutical Services, Inc.	3,793	1,242
Western Digital Corp.*	18,343	1,094
Weyerhaeuser Co.	37,975	1,069
Williams (The) Cos., Inc.	64,787	3,506
Williams-Sonoma, Inc.	6,713	1,243
Willis Towers Watson PLC	5,404	1,693
Workday, Inc., Class A*	11,311	2,919
Xylem, Inc.	12,760	1,480
Yum! Brands, Inc.	15,069	2,022
Zimmer Biomet Holdings, Inc.	10,706	1,131
Zoetis, Inc.	24,142	3,933
Zscaler, Inc.*	4,981	899
		1,429,924
Total Common Stocks
(Cost $1,155,963)		1,923,157

PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Henkel A.G. & Co. KGaA, 2.19%(5)	9,164	805
Sartorius A.G., 0.35%(5)	1,424	317
		1,122
Total Preferred Stocks
(Cost $1,036)		1,122

RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(3) (6) *	2,380	—
Total Rights
(Cost $—)		—

EQUITY FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(7) (8)	20,936,775	$20,937
Total Investment Companies
(Cost $20,937)		20,937

Total Investments – 99.4%
(Cost $1,177,936)		1,945,216
Other Assets less Liabilities – 0.6%		10,766
Net Assets – 100.0%		$1,955,982

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets.
Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/22	$—

(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	British Pound	35	United States Dollar	44	3/19/25	$1
Bank of Montreal	Euro	106	United States Dollar	112	3/19/25	1
Bank of Montreal	Swiss Franc	694	United States Dollar	788	3/19/25	17
Citibank	Australian Dollar	331	United States Dollar	211	3/19/25	7
Morgan Stanley	Euro	700	United States Dollar	729	3/19/25	1
Morgan Stanley	Japanese Yen	110,600	United States Dollar	710	3/19/25	1
Toronto-Dominion Bank	Euro	344	United States Dollar	362	3/19/25	5
Subtotal Appreciation						33
Bank of Montreal	Hong Kong Dollar	563	United States Dollar	73	3/19/25	(— )*
Bank of Montreal	United States Dollar	248	Danish Krone	1,751	3/19/25	(3)
Bank of Montreal	United States Dollar	209	Euro	198	3/19/25	(3)
Bank of Montreal	United States Dollar	108	Swedish Krona	1,182	3/19/25	(1)
BNY Mellon	United States Dollar	1,122	Japanese Yen	174,500	3/19/25	(3)
JPMorgan Chase	United States Dollar	290	Swiss Franc	255	3/19/25	(7)
Morgan Stanley	United States Dollar	1,358	Euro	1,300	3/19/25	(6)
Toronto-Dominion Bank	United States Dollar	668	Canadian Dollar	945	3/19/25	(9)
Toronto-Dominion Bank	United States Dollar	655	Japanese Yen	98,621	3/19/25	(23)
Subtotal Depreciation						(55)
Total						$(22)

*	Amount rounds to less than one thousand.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	85	$25,227	Long	3/25	$(370)
Euro Stoxx 50 (Euro)	66	3,337	Long	3/25	(42)
FTSE 100 Index (British Pound)	3	307	Long	3/25	1
NORTHERN FUNDS QUARTERLY REPORT  52 EQUITY FUNDS

Schedule of Investments

GLOBAL SUSTAINABILITY INDEX FUND continued	December 31, 2024 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
SPI 200 Index (Australian Dollar)	3	$378	Long	3/25	$(2)
Topix Index (Japanese Yen)	10	1,771	Long	3/25	35
Total					$(378)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$5,484	$252	$—	$5,736
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Canada	$59,382	$—	$—	$59,382
Chile	324	440	—	764
China	2,839	2,912	—	5,751
Germany	577	18,511	—	19,088
Ireland	12,711	1,306	—	14,017
Jersey	807	—	—	807
Singapore	512	4,840	—	5,352
United Kingdom	829	58,995	—	59,824
United States	1,411,571	18,353	—	1,429,924
All Other Countries(1)	—	322,512	—	322,512
Total Common Stocks	1,495,036	428,121	—	1,923,157
Preferred Stocks	—	1,122	—	1,122
Rights	—	—	—	—
Investment Companies	20,937	—	—	20,937
Total Investments	$1,515,973	$429,243	$—	$1,945,216
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$33	$—	$33
Futures Contracts	36	—	—	36
Liabilities
Forward Foreign Currency Exchange Contracts	—	(55)	—	(55)
Futures Contracts	(414)	—	—	(414)
Total Other Financial Instruments	$(378)	$(22)	$—	$(400)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$1,381	$367	$314	$321	$21	$17	$1,776	22,972
Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,612	291,840	284,515	—	—	794	20,937	20,936,775
Northern Trust Corp.	1,180	—	209	164	(20)	26	1,115	10,880
Total	$16,173	$292,207	$285,038	$485	$1	$837	23,828	20,970,627
EQUITY FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 99.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	81,936	$2,161
FlexShares® Global Quality Real Estate Index Fund(1)	13,308	758
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	70,388	1,637
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	50,814	3,500
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	92,097	4,692
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	36,224	7,823
FlexShares® STOXX Global Broad Infrastracture Index Fund(1)	13,996	759
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	4,745
iShares 20+ Year Treasury Bond ETF	17,830	1,557
iShares 3-7 Year Treasury Bond ETF	28,176	3,256
iShares 7-10 Year Treasury Bond ETF	21,747	2,011
iShares MBS ETF	36,583	3,354
Northern Funds - Fixed Income Fund(1)	1,387,922	12,200
Northern Funds - High Yield Fixed Income Fund(1)	660,777	3,998
Northern Funds - International Equity Index Fund(1)	315,004	4,350
Northern Funds - Small Cap Core Fund(1)	6,550	166
Northern Funds - Stock Index Fund(1)	329,836	19,658
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(1) (2)	2,386,515	2,387
Total Investment Companies
(Cost $71,954)		79,012

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S Treasury Bill,
4.34%, 3/27/25(3) (4)	$85	$84
Total Short-Term Investments
(Cost $84)		84

Total Investments – 100.0%
(Cost $72,038)		79,096
Liabilities less Other Assets – (0.0%)		(10)
NET ASSETS – 100.0%		$79,086

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of December 31, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  54 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond	22	$2,505	Long	3/25	$(85)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$79,012	$—	$—	$79,012
Short-Term Investments	—	84	—	84
Total Investments	$79,012	$84	$—	$79,096
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(85)	$—	$—	$(85)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$1,921	$1,488	$3,439	$34	$(4)	$48	$—	—
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	92	1,704	1,810	12	2	16	—	—
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,378	31	222	(23)	(3)	63	2,161	81,936
FlexShares® Disciplined Duration MBS Index Fund	3,292	—	3,273	(87)	68	27	—	—
FlexShares® Global Quality Real Estate Index Fund	1,829	867	1,855	(61)	(22)	36	758	13,308
FlexShares® High Yield Value-Scored Bond Index Fund	9,137	150	9,144	525	(668)	268	—	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	6,400	1,723	6,417	348	(417)	156	1,637	70,388
FlexShares® International Quality Dividend Index Fund	4,759	39	4,931	(558)	691	67	—	—
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	4,757	97	1,201	(223)	70	146	3,500	50,814
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,578	1,970	1,839	(136)	119	179	4,692	92,097
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	3,669	100	3,823	(63)	117	18	—	—
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	10,253	202	3,422	(450)	1,240	95	7,823	36,224
EQUITY FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Quality Dividend Index Fund	$10,240	$60	$10,387	$(3,265)	$3,352	$40	$—	—
FlexShares® STOXX Global Broad Infrastructure Index Fund	1,834	829	1,849	(73)	18	33	759	13,996
FlexShares® U.S. Quality Low Volatility Index Fund	5,125	—	694	122	192	68	4,745	72,722
FlexShares® Ultra-Short Income Fund	914	—	912	(12)	10	8	—	—
Northern Funds - Fixed Income Fund	—	15,079	2,589	(305)	15	—	12,200	1,387,922
Northern Funds - High Yield Fixed Income Fund	—	4,180	219	33	4	—	3,998	660,777
Northern Funds - International Equity Index Fund	—	7,110	2,534	(251)	25	—	4,350	315,004
Northern Funds - Small Cap Core Fund	—	206	—	(40)	—	—	166	6,550
Northern Funds - Stock Index Fund	—	20,873	2,565	1,299	51	—	19,658	329,836
Northern Funds - U.S. Treasury Index Fund	—	5,744	5,670	—	(74)	—	—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	—	42,535	40,148	—	—	41	2,387	2,386,515
Total	$71,178	$104,987	$108,943	$(3,174)	$4,786	$1,309	68,834	5,518,089
NORTHERN FUNDS QUARTERLY REPORT  56 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	3,960	$1,924
Automobiles – 1.1%
Tesla, Inc.(1) *	5,789	2,338
Banks – 2.4%
Bank of America Corp.	5,219	229
Citigroup, Inc.	35,880	2,526
Comerica, Inc.	9,011	557
JPMorgan Chase & Co.	7,480	1,793
		5,105
Beverages – 0.1%
PepsiCo, Inc.	1,782	271
Biotechnology – 2.9%
AbbVie, Inc.	19,590	3,481
Amgen, Inc.	1,664	434
Gilead Sciences, Inc.	25,482	2,354
		6,269
Broadline Retail – 3.6%
Amazon.com, Inc.(1) *	30,099	6,604
eBay, Inc.	10,578	655
Kohl's Corp.	34,126	479
		7,738
Building Products – 0.3%
A.O. Smith Corp.	9,544	651
Capital Markets – 2.8%
Bank of New York Mellon (The) Corp.	16,603	1,276
Invesco Ltd.	60,009	1,049
Janus Henderson Group PLC	14,095	599
Lazard, Inc.	11,005	567
Morgan Stanley	6,025	757
State Street Corp.	11,821	1,160
Virtu Financial, Inc., Class A	17,783	635
		6,043
Chemicals – 0.5%
CF Industries Holdings, Inc.	8,209	700
NewMarket Corp.	306	162
Scotts Miracle-Gro (The) Co.	4,503	299
		1,161
Communications Equipment – 1.7%
Cisco Systems, Inc.	52,597	3,114
Ubiquiti, Inc.	1,511	501
		3,615
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Consumer Finance – 0.5%
Ally Financial, Inc.	14,017	$505
OneMain Holdings, Inc.	11,428	595
		1,100
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	718	658
Containers & Packaging – 0.5%
Packaging Corp. of America	4,775	1,075
Distributors – 0.0%
Pool Corp.	26	9
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,363	231
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	108,296	2,466
Electric Utilities – 1.9%
Duke Energy Corp.	14,585	1,571
Exelon Corp.	18,222	686
OGE Energy Corp.	14,573	601
Southern (The) Co.	14,212	1,170
		4,028
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	3,254	930
Vertiv Holdings Co., Class A	5,030	571
		1,501
Entertainment – 0.2%
Playtika Holding Corp.	75,882	527
Financial Services – 2.4%
Berkshire Hathaway, Inc., Class B*	3,247	1,472
Corebridge Financial, Inc.	17,722	530
Equitable Holdings, Inc.	8,273	390
Fidelity National Information Services, Inc.	14,610	1,180
MGIC Investment Corp.	14,338	340
UWM Holdings Corp.	84,853	498
Visa, Inc., Class A	158	50
Western Union (The) Co.	60,060	637
		5,097
Food Products – 0.4%
General Mills, Inc.	12,092	771
Gas Utilities – 0.4%
UGI Corp.	26,643	752
EQUITY FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Ground Transportation – 0.7%
Old Dominion Freight Line, Inc.	4,036	$712
Union Pacific Corp.	3,753	856
		1,568
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	8,173	924
Baxter International, Inc.	191	6
ResMed, Inc.	443	101
		1,031
Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	8,360	989
Cencora, Inc.	4,400	988
McKesson Corp.	406	231
UnitedHealth Group, Inc.	470	238
		2,446
Health Care Real Estate Investment Trusts – 0.3%
Omega Healthcare Investors, Inc.	14,157	536
Hotel & Resort Real Estate Investment Trusts – 0.4%
Host Hotels & Resorts, Inc.	18,526	325
Park Hotels & Resorts, Inc.	42,608	599
		924
Hotels, Restaurants & Leisure – 0.8%
Starbucks Corp.	12,548	1,145
Yum! Brands, Inc.	3,517	472
		1,617
Household Products – 2.3%
Clorox (The) Co.	5,378	873
Kimberly-Clark Corp.	9,390	1,231
Procter & Gamble (The) Co.	16,886	2,831
		4,935
Independent Power & Renewable Electricity Producers – 0.5%
Brookfield Renewable Corp.	20,853	577
Clearway Energy, Inc., Class C	22,812	593
		1,170
Industrial Conglomerates – 0.7%
3M Co.	11,510	1,486
Insurance – 2.7%
Aflac, Inc.	11,566	1,196
Allstate (The) Corp.	4,255	820
MetLife, Inc.	14,100	1,155
Old Republic International Corp.	17,931	649
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Insurance – 2.7%continued
Principal Financial Group, Inc.	9,662	$748
Prudential Financial, Inc.	9,330	1,106
		5,674
Interactive Media & Services – 7.2%
Alphabet, Inc., Class A(1)	40,062	7,584
Meta Platforms, Inc., Class A(1)	13,161	7,706
		15,290
IT Services – 1.6%
Accenture PLC, Class A	3,012	1,060
Cognizant Technology Solutions Corp., Class A	9,013	693
International Business Machines Corp.	7,903	1,737
		3,490
Leisure Products – 0.4%
Hasbro, Inc.	17,120	957
Machinery – 1.0%
Caterpillar, Inc.	370	134
Illinois Tool Works, Inc.	5,561	1,410
Otis Worldwide Corp.	6,975	646
		2,190
Media – 1.2%
Comcast Corp., Class A	53,767	2,018
Nexstar Media Group, Inc.	500	79
Omnicom Group, Inc.	5,784	497
		2,594
Metals & Mining – 0.3%
Southern Copper Corp.	6,088	555
Mortgage Real Estate Investment Trusts – 0.9%
Annaly Capital Management, Inc.	32,166	589
Rithm Capital Corp.	59,004	639
Starwood Property Trust, Inc.	32,626	618
		1,846
Multi-Utilities – 1.4%
Consolidated Edison, Inc.	8,944	798
Dominion Energy, Inc.	21,797	1,174
Public Service Enterprise Group, Inc.	11,755	993
		2,965
Office Real Estate Investment Trusts – 0.3%
Highwoods Properties, Inc.	19,216	588
Oil, Gas & Consumable Fuels – 2.2%
Antero Midstream Corp.	40,887	617
Chevron Corp.	329	48
NORTHERN FUNDS QUARTERLY REPORT  58 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Oil, Gas & Consumable Fuels – 2.2%continued
DT Midstream, Inc.	6,390	$635
Exxon Mobil Corp.	22,372	2,407
Texas Pacific Land Corp.	456	504
Viper Energy, Inc.	11,881	583
		4,794
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	3,187	330
Personal Care Products – 0.4%
Kenvue, Inc.	43,789	935
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co.	42,478	2,403
Eli Lilly & Co.	856	661
Johnson & Johnson	23,801	3,442
Merck & Co., Inc.	25,070	2,494
Organon & Co.	39,642	591
Royalty Pharma PLC, Class A	457	12
		9,603
Professional Services – 2.0%
Automatic Data Processing, Inc.	8,402	2,460
Broadridge Financial Solutions, Inc.	2,972	672
Paychex, Inc.	8,419	1,180
Robert Half, Inc.	830	58
		4,370
Residential Real Estate Investment Trusts – 1.1%
Camden Property Trust	6,043	701
Equity Residential	14,124	1,014
Mid-America Apartment Communities, Inc.	4,161	643
		2,358
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	20,874	581
Simon Property Group, Inc.	7,146	1,231
		1,812
Semiconductors & Semiconductor Equipment – 12.8%
Applied Materials, Inc.	656	107
Broadcom, Inc.	19,078	4,423
KLA Corp.	2,247	1,416
Lam Research Corp.	23,206	1,676
NVIDIA Corp.(1)	121,039	16,254
QUALCOMM, Inc.	17,302	2,658
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Semiconductors & Semiconductor Equipment – 12.8%continued
Skyworks Solutions, Inc.	8,895	$789
Texas Instruments, Inc.	95	18
		27,341
Software – 8.1%
Bentley Systems, Inc., Class B	9,390	438
Intuit, Inc.	3,960	2,489
Microsoft Corp.	28,891	12,178
Oracle Corp.	6,027	1,004
Salesforce, Inc.	3,565	1,192
		17,301
Specialized Real Estate Investment Trusts – 1.0%
EPR Properties	1,759	78
Lamar Advertising Co., Class A	4,731	576
Public Storage	3,289	985
VICI Properties, Inc.	17,823	520
		2,159
Specialty Retail – 2.7%
Bath & Body Works, Inc.	318	12
Best Buy Co., Inc.	12,728	1,092
Home Depot (The), Inc.	6,760	2,629
Lowe's Cos., Inc.	4,375	1,080
Williams-Sonoma, Inc.	4,912	910
		5,723
Technology Hardware, Storage & Peripherals – 9.2%
Apple, Inc.(1)	70,825	17,736
HP, Inc.	32,321	1,055
NetApp, Inc.	8,089	939
		19,730
Textiles, Apparel & Luxury Goods – 0.7%
Carter's, Inc.	1,852	100
Tapestry, Inc.	21,598	1,411
		1,511
Tobacco – 2.2%
Altria Group, Inc.	36,064	1,886
Philip Morris International, Inc.	23,532	2,832
		4,718
Trading Companies & Distributors – 0.6%
Fastenal Co.	14,181	1,020
MSC Industrial Direct Co., Inc., Class A	2,131	159
		1,179
EQUITY FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	4,540	$1,002
Total Common Stocks
(Cost $135,281)		210,058

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(2) (3)	2,945,955	2,946
Total Investment Companies
(Cost $2,946)		2,946

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.25%, 3/27/25(4) (5)	$170	$168
Total Short-Term Investments
(Cost $168)		168

Total Investments – 99.7%
(Cost $138,395)		213,172
Other Assets less Liabilities – 0.3%		597
NET ASSETS – 100.0%		$213,769

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	118	$3,502	Long	3/25	$(85)
At December 31, 2024, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 1/17/25, Strike Price $230.00	(395)	$(7,477)	$(2)
Amazon.com, Inc., Exp. Date 1/17/25, Strike Price $275.00	(297)	(6,516)	(— )*
Apple, Inc., Exp. Date 1/17/25, Strike Price $300.00	(349)	(8,740)	(— )*
Meta Platforms, Inc., Class A, Exp. Date 1/17/25, Strike Price $725.00	(130)	(7,612)	(2)
NVIDIA Corp., Exp. Date 1/17/25, Strike Price $180.00	(1,196)	(16,061)	(5)
Tesla, Inc., Exp. Date 1/17/25, Strike Price $600.00	(57)	(2,302)	(3)
Total Written Options Contracts			$(12)
(Premiums Received (000s) $57)

*	Amount rounds to less than one thousand.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$210,058	$—	$—	$210,058
Investment Companies	2,946	—	—	2,946
Short-Term Investments	—	168	—	168
Total Investments	$213,004	$168	$—	$213,172
NORTHERN FUNDS QUARTERLY REPORT  60 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	December 31, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(85)	$—	$—	$(85)
Written Options	(12)	—	—	(12)
Total Other Financial Instruments	$(97)	$—	$—	$(97)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,033	$37,894	$38,981	$126	$2,946	2,945,955
EQUITY FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)
Australia – 6.4%
ANZ Group Holdings Ltd.	89,052	$1,569
Aristocrat Leisure Ltd.	17,448	737
BHP Group Ltd.	13,262	324
Cochlear Ltd.	72	13
Fortescue Ltd.	83,624	938
Glencore PLC*	184,377	811
National Australia Bank Ltd.	30,201	692
Orica Ltd.	28,564	294
Origin Energy Ltd.	33,219	224
Pro Medicus Ltd.	2,803	432
Rio Tinto PLC	12,556	739
Stockland	194,310	578
Telstra Group Ltd.	403,961	1,001
Woodside Energy Group Ltd.	195	3
		8,355
Austria – 0.3%
Erste Group Bank A.G.	6,688	413
Belgium – 1.0%
Ageas S.A./N.V.	18,475	898
Syensqo S.A.	5,391	394
		1,292
Brazil – 0.4%
Yara International ASA	21,142	559
Canada – 10.9%
AltaGas Ltd.	8,608	200
Barrick Gold Corp.	29,785	462
Canadian Imperial Bank of Commerce	15,596	987
Canadian National Railway Co.	6,674	678
Canadian Natural Resources Ltd.	51,088	1,577
Canadian Utilities Ltd., Class A	3,020	73
CCL Industries, Inc., Class B	12,970	667
CGI, Inc.	8,685	950
Dollarama, Inc.	678	66
Fairfax Financial Holdings Ltd.	1,088	1,514
Fortis, Inc.	6,071	252
Gildan Activewear, Inc.	19,029	896
IGM Financial, Inc.	39,603	1,265
Imperial Oil Ltd.	4,209	259
Loblaw Cos. Ltd.	2,414	318
Manulife Financial Corp.	59,667	1,833
Nutrien Ltd.	3,010	135
Power Corp. of Canada	4,668	146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Canada – 10.9%continued
Suncor Energy, Inc.	28,063	$1,002
TFI International, Inc.	7,974	1,077
		14,357
China – 1.1%
BOC Hong Kong Holdings Ltd.	290,302	932
Prosus N.V.*	13,916	552
SITC International Holdings Co. Ltd.	10,065	27
		1,511
Denmark – 2.7%
AP Moller - Maersk A/S, Class B	133	220
Demant A/S*	16,918	624
Novo Nordisk A/S, Class B	11,098	955
Pandora A/S	7,279	1,332
ROCKWOOL A/S, Class B	1,050	372
		3,503
Finland – 1.1%
Fortum OYJ	12,094	169
Kone OYJ, Class B	6,660	324
Wartsila OYJ Abp	55,798	987
		1,480
France – 7.9%
Bureau Veritas S.A.	38,135	1,159
Capgemini S.E.	5,516	900
Carrefour S.A.	16,779	239
Cie Generale des Etablissements Michelin S.C.A.	25,992	854
Eiffage S.A.	2,428	213
Engie S.A.	21,455	340
Eurazeo S.E.	1,573	116
Ipsen S.A.	6,444	737
Klepierre S.A.	11,276	325
La Francaise des Jeux S.A.CA	26,633	1,023
L'Oreal S.A.	1,827	645
LVMH Moet Hennessy Louis Vuitton S.E.	61	40
Publicis Groupe S.A.	12,615	1,336
Safran S.A.	2,798	611
SEB S.A.	10,218	921
TotalEnergies S.E.	10,611	590
Unibail-Rodamco-Westfield*	3,492	262
Veolia Environnement S.A.	195	5
		10,316
Germany – 5.9%
adidas A.G.	1,017	250
NORTHERN FUNDS QUARTERLY REPORT  62 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Germany – 5.9%continued
Brenntag S.E.	443	$27
CTS Eventim A.G. & Co. KGaA	2,808	237
Deutsche Bank A.G. (Registered)	37,993	655
Deutsche Post A.G.	25,181	886
E.ON S.E.	14,869	173
Fresenius Medical Care A.G.	22,560	1,027
Heidelberg Materials A.G.	5,286	653
Knorr-Bremse A.G.	14,030	1,023
Mercedes-Benz Group A.G.	827	46
Merck KGaA	6,371	923
Nemetschek S.E.	4,061	393
RWE A.G.	5,966	178
SAP S.E.	1,576	386
Siemens A.G. (Registered)	4,363	852
		7,709
Hong Kong – 1.7%
CK Asset Holdings Ltd.	109,492	450
CK Infrastructure Holdings Ltd.	26,739	199
CLP Holdings Ltd.	21,556	181
Futu Holdings Ltd. ADR	10,331	826
Sino Land Co. Ltd.	12,556	13
Sun Hung Kai Properties Ltd.	31,486	303
Swire Pacific Ltd., Class A	2,851	26
WH Group Ltd.	247,115	191
		2,189
Ireland – 0.3%
AIB Group PLC	62,588	346
Israel – 1.9%
Bank Leumi Le-Israel B.M.	75,359	896
Check Point Software Technologies Ltd.*	6,843	1,278
ICL Group Ltd.	74,418	368
		2,542
Italy – 2.7%
Enel S.p.A.	78,885	564
Eni S.p.A.	20,570	281
Intesa Sanpaolo S.p.A.	184,164	737
Poste Italiane S.p.A.	86,982	1,227
Snam S.p.A.	12,720	56
UniCredit S.p.A.	16,996	678
		3,543
Japan – 20.4%
Asics Corp.	30,100	586
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 20.4%continued
Bridgestone Corp.	6,410	$216
Canon, Inc.	12,800	415
Central Japan Railway Co.	2,200	41
Chubu Electric Power Co., Inc.	4,900	51
Dai-ichi Life Holdings, Inc.	13,900	369
Daito Trust Construction Co. Ltd.	4,720	525
Daiwa House Industry Co. Ltd.	13,100	401
Hitachi Ltd.	10,900	268
Hoya Corp.	5,500	683
Isuzu Motors Ltd.	86,600	1,174
ITOCHU Corp.	33,527	1,650
Japan Airlines Co. Ltd.	19,400	306
Japan Tobacco, Inc.	17,900	460
Kao Corp.	12,500	505
KDDI Corp.	53,219	1,696
Komatsu Ltd.	33,800	934
Konami Group Corp.	500	47
Makita Corp.	20,700	630
Mazda Motor Corp.	84,600	573
Mitsubishi Corp.	23,600	386
Mitsubishi UFJ Financial Group, Inc.	82,800	971
Mitsui & Co. Ltd.	35,300	732
Mitsui OSK Lines Ltd.	13,100	455
Mizuho Financial Group, Inc.	5,700	139
Nintendo Co. Ltd.	300	17
Nitto Denko Corp.	73,000	1,221
Ono Pharmaceutical Co. Ltd.	83,300	864
Oracle Corp. Japan	11,700	1,120
ORIX Corp.	7,600	163
Pan Pacific International Holdings Corp.	3,900	106
Recruit Holdings Co. Ltd.	3,400	237
Renesas Electronics Corp.	9,400	120
SCSK Corp.	12,000	252
Secom Co. Ltd.	200	7
SG Holdings Co. Ltd.	2,900	28
Sompo Holdings, Inc.	59,400	1,572
Subaru Corp.	71,400	1,258
Sumitomo Corp.	21,600	464
Sumitomo Electric Industries Ltd.	30,300	541
Sumitomo Mitsui Financial Group, Inc.	63,000	1,517
Suntory Beverage & Food Ltd.	22,376	710
TIS, Inc.	19,400	457
Tokyo Electric Power Co. Holdings, Inc.*	7,600	23
EQUITY FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 20.4%continued
Tokyo Electron Ltd.	7,900	$1,197
Tokyo Gas Co. Ltd.	3,700	103
Yokogawa Electric Corp.	27,300	580
		26,770
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,345	133
Netherlands – 2.5%
ABN AMRO Bank N.V. - C.V.A.	7,176	111
Akzo Nobel N.V.	4,510	271
ASM International N.V.	1,544	881
ASML Holding N.V.	1,140	802
Koninklijke Ahold Delhaize N.V.	18,017	587
NN Group N.V.	682	30
Randstad N.V.	15,255	640
		3,322
Norway – 1.0%
Equinor ASA	13,832	327
Salmar ASA	14,201	675
Telenor ASA	24,297	271
		1,273
Portugal – 0.5%
Jeronimo Martins SGPS S.A.	37,838	723
Singapore – 2.1%
Oversea-Chinese Banking Corp. Ltd.	125,900	1,538
Singapore Airlines Ltd.	152,800	718
Singapore Technologies Engineering Ltd.	167,800	572
		2,828
Spain – 2.9%
ACS Actividades de Construccion y Servicios S.A.	6,770	340
Aena S.M.E. S.A.	2,977	608
Banco Bilbao Vizcaya Argentaria S.A.	165,987	1,625
Endesa S.A.	9,385	202
Iberdrola S.A.	33,338	459
Industria de Diseno Textil S.A.	10,713	548
		3,782
Sweden – 3.5%
Hennes & Mauritz AB, Class B	65,074	876
Investor AB, Class B	58,175	1,538
Skandinaviska Enskilda Banken AB, Class A	84,678	1,160
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Sweden – 3.5%continued
Swedbank AB, Class A	38,607	$762
Volvo AB, Class B	10,321	250
		4,586
Switzerland – 4.7%
ABB Ltd. (Registered)	34,260	1,843
Logitech International S.A. (Registered)	13,669	1,123
Novartis A.G. (Registered)	26,076	2,538
Sonova Holding A.G. (Registered)	1,167	380
Temenos A.G. (Registered)	4,065	286
		6,170
United Kingdom – 9.2%
3i Group PLC	30,669	1,362
Associated British Foods PLC	14,635	374
AstraZeneca PLC	2,715	353
Auto Trader Group PLC	22,809	226
BAE Systems PLC	14,100	202
Barclays PLC	522,690	1,750
Centrica PLC	122,568	205
Coca-Cola Europacific Partners PLC	2,388	183
DCC PLC	3,283	211
HSBC Holdings PLC	85,946	845
Imperial Brands PLC	46,872	1,498
National Grid PLC	30,863	366
NatWest Group PLC	95,710	482
Next PLC	7,230	859
RELX PLC	27,494	1,246
Rolls-Royce Holdings PLC*	40,486	288
Sage Group (The) PLC	30,393	480
Smiths Group PLC	1,532	33
SSE PLC	2,675	54
Tesco PLC	213,865	984
Unilever PLC	1,796	102
		12,103
United States – 6.2%
CSL Ltd.	1,173	204
GSK PLC	93,401	1,565
Holcim A.G.*	9,956	955
Nestle S.A. (Registered)	8,456	693
Roche Holding A.G. (Genusschein)	6,766	1,894
NORTHERN FUNDS QUARTERLY REPORT  64 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
United States – 6.2%continued
Sanofi S.A.	6,818	$659
Shell PLC	70,001	2,173
		8,143
Total Common Stocks
(Cost $112,938)		127,948

PREFERRED STOCKS – 1.0% (1)
Germany – 1.0%
Henkel A.G. & Co. KGaA, 2.19%(2)	14,860	1,304
Total Preferred Stocks
(Cost $1,144)		1,304

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(3) (4)	666,584	667
Total Investment Companies
(Cost $667)		667

Total Investments – 98.9%
(Cost $114,749)		129,919
Other Assets less Liabilities – 1.1%		1,384
Net Assets – 100.0%		$131,303

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	19	$961	Long	3/25	$1
FTSE 100 Index (British Pound)	3	307	Long	3/25	2
S&P/TSX 60 Index (Canadian Dollar)	1	207	Long	3/25	(1)
Yen Denominated Nikkei 225 (Japanese Yen)	4	501	Long	3/25	(9)
Total					$(7)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$14,357	$—	$—	$14,357
Hong Kong	826	1,363	—	2,189
Israel	1,278	1,264	—	2,542
United Kingdom	183	11,920	—	12,103
All Other Countries(1)	—	96,757	—	96,757
Total Common Stocks	16,644	111,304	—	127,948
Preferred Stocks	—	1,304	—	1,304
Investment Companies	667	—	—	667
Total Investments	$17,311	$112,608	$—	$129,919
EQUITY FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3
Liabilities
Futures Contracts	(10)	—	—	(10)
Total Other Financial Instruments	$(7)	$—	$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$574	$14,660	$14,567	$22	$667	666,584
NORTHERN FUNDS QUARTERLY REPORT  66 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)
Australia – 7.3%
ANZ Group Holdings Ltd.	845,507	$14,901
APA Group	379,655	1,637
Aristocrat Leisure Ltd.	159,022	6,715
ASX Ltd.	57,105	2,296
BHP Group Ltd.	1,444,650	35,257
BlueScope Steel Ltd.	128,657	1,484
Brambles Ltd.	390,291	4,640
CAR Group Ltd.	109,283	2,429
Cochlear Ltd.	18,193	3,259
Coles Group Ltd.	391,906	4,583
Commonwealth Bank of Australia	477,260	45,151
Computershare Ltd.	156,546	3,285
Endeavour Group Ltd.	437,033	1,136
Fortescue Ltd.	477,063	5,352
Glencore PLC*	2,930,593	12,885
Goodman Group	485,139	10,707
GPT Group (The)	587,927	1,591
Insurance Australia Group Ltd.	683,685	3,582
Lottery (The) Corp. Ltd.	667,267	2,037
Macquarie Group Ltd.	102,391	14,059
Medibank Pvt Ltd.	784,945	1,839
Mineral Resources Ltd.	53,014	1,125
Mirvac Group	1,153,709	1,340
National Australia Bank Ltd.	872,273	19,979
Northern Star Resources Ltd.	332,426	3,190
Orica Ltd.	149,446	1,536
Origin Energy Ltd.	507,151	3,421
Pro Medicus Ltd.	16,906	2,607
Qantas Airways Ltd.*	235,279	1,303
QBE Insurance Group Ltd.	425,555	5,062
Ramsay Health Care Ltd.	54,502	1,165
REA Group Ltd.	15,575	2,241
Reece Ltd.	67,484	931
Rio Tinto Ltd.	104,980	7,635
Rio Tinto PLC	322,473	18,982
Santos Ltd.	898,291	3,733
Scentre Group	1,421,001	3,021
SEEK Ltd.	108,656	1,513
SGH Ltd.	56,559	1,610
Sonic Healthcare Ltd.	131,700	2,197
South32 Ltd.	1,341,164	2,830
Stockland	691,503	2,057
Suncorp Group Ltd.	373,808	4,387
Telstra Group Ltd.	1,163,944	2,885
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Australia – 7.3%continued
Transurban Group	868,604	$7,187
Treasury Wine Estates Ltd.	238,478	1,672
Vicinity Ltd.	1,191,507	1,551
Washington H Soul Pattinson & Co. Ltd.	64,896	1,371
Wesfarmers Ltd.	322,416	14,241
Westpac Banking Corp.	977,454	19,508
WiseTech Global Ltd.	53,910	3,989
Woodside Energy Group Ltd.	535,517	8,283
Woolworths Group Ltd.	343,096	6,467
		337,844
Austria – 0.2%
Erste Group Bank A.G.	95,404	5,894
Mondi PLC	132,563	1,970
OMV A.G.	42,819	1,655
Verbund A.G.	19,706	1,429
		10,948
Belgium – 0.8%
Ageas S.A./N.V.	46,015	2,236
Anheuser-Busch InBev S.A./N.V.	255,341	12,776
D'ieteren Group	6,316	1,051
Elia Group S.A./N.V.	7,920	609
Groupe Bruxelles Lambert N.V.	24,854	1,699
KBC Group N.V.	64,599	4,973
Lotus Bakeries N.V.	125	1,396
Sofina S.A.	4,529	1,025
Syensqo S.A.	22,305	1,632
UCB S.A.	35,573	7,060
Warehouses De Pauw - C.V.A.	52,198	1,028
		35,485
Brazil – 0.0%
Yara International ASA	49,662	1,313
Burkina Faso – 0.0%
Endeavour Mining PLC	53,786	962
Chile – 0.1%
Antofagasta PLC	115,796	2,292
China – 0.5%
BOC Hong Kong Holdings Ltd.	1,062,608	3,413
Prosus N.V.*	388,466	15,406
SITC International Holdings Co. Ltd.	398,000	1,060
Wharf Holdings (The) Ltd.	290,000	816
EQUITY FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
China – 0.5%continued
Wilmar International Ltd.	565,800	$1,283
Yangzijiang Shipbuilding Holdings Ltd.	707,900	1,551
		23,529
Denmark – 2.9%
AP Moller - Maersk A/S, Class A	880	1,413
AP Moller - Maersk A/S, Class B	1,350	2,236
Carlsberg A/S, Class B	25,882	2,479
Coloplast A/S, Class B	37,060	4,058
Danske Bank A/S	195,957	5,544
Demant A/S*	27,804	1,025
DSV A/S	58,071	12,295
Genmab A/S*	17,458	3,638
Novo Nordisk A/S, Class B	918,957	79,092
Novonesis (Novozymes) B	98,592	5,564
Orsted A/S*	49,182	2,223
Pandora A/S	24,017	4,393
ROCKWOOL A/S, Class B	2,794	990
Tryg A/S	98,679	2,081
Vestas Wind Systems A/S*	283,018	3,877
Zealand Pharma A/S*	18,784	1,866
		132,774
Finland – 1.0%
Elisa OYJ	38,372	1,660
Fortum OYJ	131,965	1,847
Kesko OYJ, Class B	78,296	1,476
Kone OYJ, Class B	96,303	4,683
Metso OYJ	180,411	1,691
Neste OYJ	124,399	1,571
Nokia OYJ	1,519,024	6,711
Nordea Bank Abp	898,818	9,742
Orion OYJ, Class B	32,746	1,450
Sampo OYJ, Class A	142,591	5,831
Stora Enso OYJ (Registered)	165,953	1,680
UPM-Kymmene OYJ	149,348	4,108
Wartsila OYJ Abp	147,744	2,614
		45,064
France – 9.1%
Accor S.A.	57,167	2,769
Aeroports de Paris S.A.	10,000	1,150
Air Liquide S.A.	164,981	26,673
Airbus S.E.	169,547	27,023
Alstom S.A.*	101,763	2,273
Amundi S.A.	17,965	1,185
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
France – 9.1%continued
Arkema S.A.	15,991	$1,219
AXA S.A.	501,890	17,845
BioMerieux	12,245	1,309
BNP Paribas S.A.	290,177	17,772
Bollore S.E.	207,017	1,270
Bouygues S.A.	49,501	1,461
Bureau Veritas S.A.	93,128	2,831
Capgemini S.E.	43,682	7,126
Carrefour S.A.	159,402	2,267
Cie de Saint-Gobain S.A.	127,986	11,266
Cie Generale des Etablissements Michelin S.C.A.	189,323	6,217
Covivio S.A./France	15,543	785
Credit Agricole S.A.	305,028	4,200
Danone S.A.	184,371	12,405
Dassault Aviation S.A.	5,804	1,182
Dassault Systemes S.E.	188,477	6,515
Edenred S.E.	73,406	2,398
Eiffage S.A.	21,264	1,866
Engie S.A.	518,070	8,212
EssilorLuxottica S.A.	84,722	20,587
Eurazeo S.E.	12,057	892
Gecina S.A.	13,737	1,287
Getlink S.E.	88,664	1,412
Hermes International S.C.A.	9,039	21,565
Ipsen S.A.	11,451	1,310
Kering S.A.	20,838	5,107
Klepierre S.A.	62,510	1,800
La Francaise des Jeux S.A.C.A	30,490	1,171
Legrand S.A.	74,110	7,172
L'Oreal S.A.	68,337	24,127
LVMH Moet Hennessy Louis Vuitton S.E.	78,387	51,256
Orange S.A.	523,082	5,199
Pernod Ricard S.A.	56,796	6,352
Publicis Groupe S.A.	64,083	6,789
Renault S.A.	56,432	2,734
Rexel S.A.	64,830	1,637
Safran S.A.	103,267	22,558
Sartorius Stedim Biotech	8,476	1,653
SEB S.A.	7,249	653
Societe Generale S.A.	204,197	5,717
Sodexo S.A.	26,426	2,177
Teleperformance S.E.	15,701	1,347
Thales S.A.	26,912	3,840
NORTHERN FUNDS QUARTERLY REPORT  68 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
France – 9.1%continued
TotalEnergies S.E.	615,603	$34,208
Unibail-Rodamco-Westfield*	34,638	2,599
Veolia Environnement S.A.	203,846	5,705
Vinci S.A.	141,553	14,528
		424,601
Germany – 8.7%
adidas A.G.	45,954	11,285
Allianz S.E. (Registered)	112,039	34,334
BASF S.E.	252,133	11,087
Bayer A.G. (Registered)	277,033	5,541
Bayerische Motoren Werke A.G.	81,413	6,661
Bechtle A.G.	23,857	769
Beiersdorf A.G.	29,139	3,741
Brenntag S.E.	38,310	2,297
Carl Zeiss Meditec A.G. (Bearer)	10,976	517
Commerzbank A.G.	268,895	4,380
Continental A.G.	30,546	2,051
Covestro A.G.*	52,333	3,144
CTS Eventim A.G. & Co. KGaA	18,278	1,545
Daimler Truck Holding A.G.	139,783	5,335
Deutsche Bank A.G. (Registered)	536,752	9,250
Deutsche Boerse A.G.	53,720	12,379
Deutsche Lufthansa A.G. (Registered)	181,517	1,159
Deutsche Post A.G.	287,728	10,129
Deutsche Telekom A.G. (Registered)	997,991	29,867
E.ON S.E.	633,801	7,380
Evonik Industries A.G.	73,633	1,276
Fresenius Medical Care A.G.	59,889	2,727
Fresenius S.E. & Co. KGaA*	118,517	4,117
GEA Group A.G.	45,630	2,260
Hannover Rueck S.E.	17,338	4,335
Heidelberg Materials A.G.	38,800	4,794
Henkel A.G. & Co. KGaA	28,988	2,233
Infineon Technologies A.G.	371,119	12,054
Knorr-Bremse A.G.	20,347	1,483
LEG Immobilien S.E.	22,534	1,909
Mercedes-Benz Group A.G.	213,725	11,911
Merck KGaA	36,644	5,310
MTU Aero Engines A.G.	15,113	5,040
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	38,330	19,280
Nemetschek S.E.	16,934	1,640
Puma S.E.	29,826	1,364
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Germany – 8.7%continued
Rational A.G.	1,462	$1,246
Rheinmetall A.G.	12,389	7,886
RWE A.G.	177,616	5,303
SAP S.E.	298,072	72,948
Scout24 S.E.	21,718	1,914
Siemens A.G. (Registered)	216,895	42,356
Siemens Energy A.G.*	182,268	9,511
Siemens Healthineers A.G.	79,185	4,198
Symrise A.G.	39,028	4,150
Talanx A.G.	19,366	1,648
Vonovia S.E.	207,088	6,285
Zalando S.E.*	65,879	2,210
		404,239
Hong Kong – 1.8%
AIA Group Ltd.	3,122,686	22,589
CK Asset Holdings Ltd.	540,638	2,221
CK Infrastructure Holdings Ltd.	171,353	1,274
CLP Holdings Ltd.	470,014	3,952
Futu Holdings Ltd. ADR	16,716	1,337
Hang Seng Bank Ltd.	210,579	2,591
Henderson Land Development Co. Ltd.	419,929	1,273
HKT Trust & HKT Ltd.	1,110,220	1,372
Hong Kong & China Gas Co. Ltd.	3,184,005	2,546
Hong Kong Exchanges & Clearing Ltd.	343,896	13,055
Hongkong Land Holdings Ltd.	318,900	1,418
Jardine Matheson Holdings Ltd.	47,000	1,924
Link REIT	744,478	3,149
MTR Corp. Ltd.	445,136	1,553
Power Assets Holdings Ltd.	393,317	2,747
Prudential PLC	752,379	5,998
Sino Land Co. Ltd.	1,118,561	1,128
Sun Hung Kai Properties Ltd.	414,758	3,987
Swire Pacific Ltd., Class A	119,051	1,081
Techtronic Industries Co. Ltd.	392,833	5,179
WH Group Ltd.	2,473,713	1,918
Wharf Real Estate Investment Co. Ltd.	445,766	1,140
		83,432
Ireland – 0.4%
AerCap Holdings N.V.	54,027	5,170
AIB Group PLC	540,669	2,984
Bank of Ireland Group PLC	280,501	2,558
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
EQUITY FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Ireland – 0.4%continued
Kerry Group PLC, Class A	43,136	$4,159
Kingspan Group PLC	45,195	3,287
		18,158
Israel – 0.8%
Azrieli Group Ltd.	13,152	1,086
Bank Hapoalim B.M.	365,355	4,415
Bank Leumi Le-Israel B.M.	438,289	5,212
Check Point Software Technologies Ltd.*	24,973	4,663
Elbit Systems Ltd.	7,117	1,865
Global-e Online Ltd.*	27,250	1,486
ICL Group Ltd.	224,099	1,109
Israel Discount Bank Ltd., Class A	365,397	2,500
Mizrahi Tefahot Bank Ltd.	41,098	1,779
Nice Ltd.*	18,226	3,104
Teva Pharmaceutical Industries Ltd. ADR*	318,834	7,027
Wix.com Ltd.*	15,582	3,343
		37,589
Italy – 2.6%
Amplifon S.p.A.	36,249	930
Banco BPM S.p.A.	378,050	3,058
BPER Banca SPA	289,600	1,839
Coca-Cola HBC A.G. - CDI*	63,586	2,171
Davide Campari-Milano N.V.	181,076	1,137
DiaSorin S.p.A.	6,669	687
Enel S.p.A.	2,302,655	16,471
Eni S.p.A.	651,040	8,893
Ferrari N.V.	35,910	15,407
FinecoBank Banca Fineco S.p.A.	176,146	3,078
Generali	267,078	7,547
Infrastrutture Wireless Italiane S.p.A.	96,117	977
Intesa Sanpaolo S.p.A.	4,152,531	16,608
Leonardo S.p.A.	119,141	3,207
Mediobanca Banca di Credito Finanziario S.p.A.	147,476	2,149
Moncler S.p.A.	66,265	3,520
Nexi S.p.A.*	165,879	925
Poste Italiane S.p.A.	128,609	1,814
Prysmian S.p.A.	81,353	5,219
Recordati Industria Chimica e Farmaceutica S.p.A.	31,059	1,627
Snam S.p.A.	601,338	2,660
Telecom Italia S.p.A.*	3,038,534	776
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Italy – 2.6%continued
Terna - Rete Elettrica Nazionale	417,124	$3,294
UniCredit S.p.A.	419,466	16,747
Unipol Gruppo S.p.A.	114,835	1,430
		122,171
Japan – 22.7%
Advantest Corp.	218,600	12,482
Aeon Co. Ltd.	186,000	4,356
AGC, Inc.	56,900	1,661
Aisin Corp.	148,500	1,659
Ajinomoto Co., Inc.	132,200	5,379
ANA Holdings, Inc.	42,900	778
Asahi Group Holdings Ltd.	411,200	4,309
Asahi Kasei Corp.	354,800	2,444
Asics Corp.	194,900	3,795
Astellas Pharma, Inc.	515,000	4,996
Bandai Namco Holdings, Inc.	168,800	4,017
Bridgestone Corp.	162,200	5,453
Brother Industries Ltd.	68,100	1,154
Canon, Inc.	266,000	8,633
Capcom Co. Ltd.	97,400	2,123
Central Japan Railway Co.	218,400	4,090
Chiba Bank (The) Ltd.	154,400	1,200
Chubu Electric Power Co., Inc.	181,500	1,899
Chugai Pharmaceutical Co. Ltd.	191,565	8,428
Concordia Financial Group Ltd.	312,100	1,729
Dai Nippon Printing Co. Ltd.	114,300	1,602
Daifuku Co. Ltd.	91,300	1,894
Dai-ichi Life Holdings, Inc.	258,000	6,854
Daiichi Sankyo Co. Ltd.	500,000	13,744
Daikin Industries Ltd.	75,200	8,810
Daito Trust Construction Co. Ltd.	16,600	1,846
Daiwa House Industry Co. Ltd.	168,600	5,164
Daiwa Securities Group, Inc.	378,200	2,487
Denso Corp.	538,200	7,467
Dentsu Group, Inc.	56,218	1,373
Disco Corp.	26,300	7,099
East Japan Railway Co.	257,836	4,554
Eisai Co. Ltd.	71,000	1,940
ENEOS Holdings, Inc.	797,997	4,147
FANUC Corp.	269,500	7,040
Fast Retailing Co. Ltd.	54,500	18,410
Fuji Electric Co. Ltd.	39,700	2,124
FUJIFILM Holdings Corp.	318,800	6,616
Fujikura Ltd.	73,500	3,005
NORTHERN FUNDS QUARTERLY REPORT  70 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 22.7%continued
Fujitsu Ltd.	472,400	$8,298
Hankyu Hanshin Holdings, Inc.	67,600	1,759
Hikari Tsushin, Inc.	4,800	1,045
Hitachi Construction Machinery Co. Ltd.	29,900	660
Hitachi Ltd.	1,322,800	32,513
Honda Motor Co. Ltd.	1,279,000	12,026
Hoshizaki Corp.	29,200	1,151
Hoya Corp.	99,300	12,339
Hulic Co. Ltd.	135,300	1,171
Idemitsu Kosan Co. Ltd.	255,940	1,670
Inpex Corp.	254,600	3,189
Isuzu Motors Ltd.	163,200	2,212
ITOCHU Corp.	339,000	16,686
Japan Airlines Co. Ltd.	42,200	665
Japan Exchange Group, Inc.	289,200	3,214
Japan Post Bank Co. Ltd.	411,600	3,911
Japan Post Holdings Co. Ltd.	547,200	5,145
Japan Post Insurance Co. Ltd.	57,000	1,042
Japan Real Estate Investment Corp.	1,795	1,230
Japan Tobacco, Inc.	341,400	8,781
JFE Holdings, Inc.	161,500	1,813
Kajima Corp.	111,600	2,024
Kansai Electric Power (The) Co., Inc.	271,300	3,055
Kao Corp.	132,600	5,360
Kawasaki Kisen Kaisha Ltd.	107,900	1,546
KDDI Corp.	436,800	13,922
Keyence Corp.	55,456	22,565
Kikkoman Corp.	198,500	2,196
Kirin Holdings Co. Ltd.	220,300	2,859
Kobe Bussan Co. Ltd.	42,600	936
Kokusai Electric Corp.	42,800	569
Komatsu Ltd.	249,400	6,889
Konami Group Corp.	28,500	2,649
Kubota Corp.	272,800	3,152
Kyocera Corp.	365,100	3,619
Kyowa Kirin Co. Ltd.	73,200	1,099
Lasertec Corp.	23,600	2,232
LY Corp.	802,500	2,124
M3, Inc.	125,700	1,096
Makita Corp.	67,500	2,056
Marubeni Corp.	405,800	6,081
MatsukiyoCocokara & Co.	93,900	1,366
McDonald's Holdings Co. Japan Ltd.	26,400	1,036
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 22.7%continued
MEIJI Holdings Co. Ltd.	68,152	$1,385
MINEBEA MITSUMI, Inc.	101,100	1,623
Mitsubishi Chemical Group Corp.	389,000	1,958
Mitsubishi Corp.	953,400	15,597
Mitsubishi Electric Corp.	542,300	9,191
Mitsubishi Estate Co. Ltd.	307,600	4,243
Mitsubishi HC Capital, Inc.	237,900	1,576
Mitsubishi Heavy Industries Ltd.	914,400	12,808
Mitsubishi UFJ Financial Group, Inc.	3,168,995	37,164
Mitsui & Co. Ltd.	719,900	14,937
Mitsui Chemicals, Inc.	48,000	1,047
Mitsui Fudosan Co. Ltd.	761,100	6,052
Mitsui OSK Lines Ltd.	99,800	3,466
Mizuho Financial Group, Inc.	688,118	16,789
MonotaRO Co. Ltd.	73,100	1,229
MS&AD Insurance Group Holdings, Inc.	366,729	8,018
Murata Manufacturing Co. Ltd.	482,273	7,708
NEC Corp.	69,900	6,005
Nexon Co. Ltd.	101,800	1,520
Nidec Corp.	237,700	4,266
Nintendo Co. Ltd.	296,400	17,265
Nippon Building Fund, Inc.	2,170	1,687
Nippon Paint Holdings Co. Ltd.	278,900	1,809
Nippon Sanso Holdings Corp.	49,200	1,366
Nippon Steel Corp.	257,061	5,162
Nippon Telegraph & Telephone Corp.	8,492,500	8,497
Nippon Yusen K.K.	124,700	4,146
Nissan Motor Co. Ltd.	643,800	1,936
Nissin Foods Holdings Co. Ltd.	59,500	1,434
Nitori Holdings Co. Ltd.	22,800	2,706
Nitto Denko Corp.	200,800	3,358
Nomura Holdings, Inc.	855,700	4,976
Nomura Research Institute Ltd.	107,322	3,157
NTT Data Group Corp.	179,800	3,415
Obayashi Corp.	188,400	2,486
Obic Co. Ltd.	92,000	2,730
Olympus Corp.	335,300	4,994
Omron Corp.	51,200	1,719
Ono Pharmaceutical Co. Ltd.	111,800	1,159
Oracle Corp. Japan	11,300	1,082
Oriental Land Co. Ltd.	310,800	6,712
ORIX Corp.	327,800	7,008
Osaka Gas Co. Ltd.	102,700	2,245
EQUITY FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 22.7%continued
Otsuka Corp.	68,400	$1,563
Otsuka Holdings Co. Ltd.	127,115	6,891
Pan Pacific International Holdings Corp.	110,100	2,989
Panasonic Corp.	665,200	6,906
Rakuten Group, Inc.*	427,500	2,303
Recruit Holdings Co. Ltd.	400,200	27,845
Renesas Electronics Corp.	479,700	6,098
Resona Holdings, Inc.	595,810	4,336
Ricoh Co. Ltd.	152,600	1,737
SBI Holdings, Inc.	80,560	2,013
SCREEN Holdings Co. Ltd.	23,600	1,396
SCSK Corp.	45,500	954
Secom Co. Ltd.	119,500	4,037
Seiko Epson Corp.	81,400	1,468
Sekisui Chemical Co. Ltd.	106,000	1,829
Sekisui House Ltd.	168,400	4,009
Seven & i Holdings Co. Ltd.	631,600	9,901
SG Holdings Co. Ltd.	94,000	896
Shimadzu Corp.	67,100	1,886
Shimano, Inc.	21,600	2,914
Shin-Etsu Chemical Co. Ltd.	513,900	16,995
Shionogi & Co. Ltd.	215,200	3,015
Shiseido Co. Ltd.	117,300	2,083
Shizuoka Financial Group, Inc.	122,400	990
SMC Corp.	16,300	6,347
SoftBank Corp.	8,136,600	10,232
SoftBank Group Corp.	272,700	15,666
Sompo Holdings, Inc.	254,235	6,730
Sony Group Corp.	1,782,100	37,648
Subaru Corp.	170,900	3,012
Sumitomo Corp.	310,200	6,669
Sumitomo Electric Industries Ltd.	208,400	3,718
Sumitomo Metal Mining Co. Ltd.	72,900	1,656
Sumitomo Mitsui Financial Group, Inc.	1,063,726	25,616
Sumitomo Mitsui Trust Group, Inc.	184,438	4,329
Sumitomo Realty & Development Co. Ltd.	90,400	2,800
Suntory Beverage & Food Ltd.	41,500	1,317
Suzuki Motor Corp.	447,000	5,071
Sysmex Corp.	143,094	2,626
T&D Holdings, Inc.	143,800	2,623
Taisei Corp.	48,700	2,044
Takeda Pharmaceutical Co. Ltd.	452,766	12,003
TDK Corp.	554,200	7,133
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 22.7%continued
Terumo Corp.	382,100	$7,353
TIS, Inc.	59,700	1,407
Toho Co. Ltd.	30,500	1,187
Tokio Marine Holdings, Inc.	536,100	19,199
Tokyo Electric Power Co. Holdings, Inc.*	447,900	1,335
Tokyo Electron Ltd.	127,800	19,367
Tokyo Gas Co. Ltd.	99,900	2,775
Tokyu Corp.	147,600	1,575
TOPPAN Holdings, Inc.	70,500	1,866
Toray Industries, Inc.	394,000	2,485
TOTO Ltd.	41,700	1,000
Toyota Industries Corp.	47,500	3,822
Toyota Motor Corp.	2,929,720	57,751
Toyota Tsusho Corp.	180,600	3,187
Trend Micro, Inc.	37,300	2,011
Unicharm Corp.	315,000	2,589
West Japan Railway Co.	124,100	2,192
Yakult Honsha Co. Ltd.	71,500	1,353
Yamaha Motor Co. Ltd.	267,900	2,356
Yaskawa Electric Corp.	64,100	1,632
Yokogawa Electric Corp.	66,700	1,418
Zensho Holdings Co. Ltd.	28,500	1,612
ZOZO, Inc.	37,000	1,143
		1,056,252
Jersey – 0.0%
CVC Capital Partners PLC*	60,648	1,329
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,148
Luxembourg – 0.1%
ArcelorMittal S.A.	137,381	3,181
Eurofins Scientific S.E.	39,427	2,011
		5,192
Macau – 0.1%
Galaxy Entertainment Group Ltd.	624,148	2,629
Sands China Ltd.*	680,699	1,829
		4,458
Netherlands – 4.1%
ABN AMRO Bank N.V. - C.V.A.	134,419	2,073
Adyen N.V.*	6,186	9,126
Aegon Ltd.	398,660	2,359
Akzo Nobel N.V.	50,112	3,009
Argenx S.E.*	16,972	10,479
NORTHERN FUNDS QUARTERLY REPORT  72 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Netherlands – 4.1%continued
ASM International N.V.	13,263	$7,567
ASML Holding N.V.	114,046	80,207
ASR Nederland N.V.	47,143	2,236
BE Semiconductor Industries N.V.	22,674	3,067
Euronext N.V.	23,535	2,638
EXOR N.V.	29,135	2,661
Heineken Holding N.V.	38,306	2,290
Heineken N.V.	81,837	5,811
IMCD N.V.	16,380	2,426
ING Groep N.V.	940,852	14,712
JDE Peet's N.V.	35,980	615
Koninklijke Ahold Delhaize N.V.	266,254	8,683
Koninklijke KPN N.V.	1,087,210	3,957
Koninklijke Philips N.V.*	226,925	5,758
NN Group N.V.	78,952	3,438
Randstad N.V.	32,983	1,385
Universal Music Group N.V.	233,205	5,951
Wolters Kluwer N.V.	68,261	11,322
		191,770
New Zealand – 0.3%
Auckland International Airport Ltd.	494,000	2,405
Fisher & Paykel Healthcare Corp. Ltd.	172,097	3,692
Infratil Ltd.	268,195	1,891
Mercury NZ Ltd.	206,193	675
Meridian Energy Ltd.	382,976	1,267
Xero Ltd.*	40,273	4,187
		14,117
Norway – 0.5%
Aker BP ASA	93,489	1,837
DNB Bank ASA	248,799	4,960
Equinor ASA	234,354	5,539
Gjensidige Forsikring ASA	59,937	1,059
Kongsberg Gruppen ASA	25,860	2,909
Mowi ASA	131,854	2,258
Norsk Hydro ASA	415,713	2,288
Orkla ASA	200,960	1,738
Salmar ASA	18,128	861
Telenor ASA	163,409	1,822
		25,271
Poland – 0.0%
InPost S.A.*	65,589	1,122
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	$—
EDP S.A.	914,454	2,923
Galp Energia SGPS S.A.	136,997	2,271
Jeronimo Martins SGPS S.A.	81,740	1,562
		6,756
Singapore – 1.7%
CapitaLand Ascendas REIT	1,062,392	1,998
CapitaLand Integrated Commercial Trust	1,685,216	2,380
CapitaLand Investment Ltd.	663,662	1,272
DBS Group Holdings Ltd.	568,606	18,187
Genting Singapore Ltd.	1,704,380	955
Grab Holdings Ltd., Class A*	620,683	2,930
Keppel Ltd.	412,350	2,065
Oversea-Chinese Banking Corp. Ltd.	965,351	11,788
Sea Ltd. ADR*	105,442	11,187
Sembcorp Industries Ltd.	264,100	1,067
Singapore Airlines Ltd.	418,035	1,965
Singapore Exchange Ltd.	252,500	2,353
Singapore Technologies Engineering Ltd.	440,300	1,502
Singapore Telecommunications Ltd.	2,116,825	4,766
STMicroelectronics N.V.	199,143	4,967
United Overseas Bank Ltd.	360,649	9,598
		78,980
South Africa – 0.2%
Anglo American PLC	360,474	10,680
South Korea – 0.0%
Delivery Hero S.E.*	53,599	1,509
Spain – 2.6%
Acciona S.A.	7,195	810
ACS Actividades de Construccion y Servicios S.A.	51,042	2,561
Aena S.M.E. S.A.	20,879	4,262
Amadeus IT Group S.A.	127,165	8,946
Banco Bilbao Vizcaya Argentaria S.A.	1,644,666	16,105
Banco de Sabadell S.A.	1,595,037	3,102
Banco Santander S.A.	4,428,199	20,482
CaixaBank S.A.	1,137,701	6,171
Cellnex Telecom S.A.*	147,220	4,641
EDP Renovaveis S.A.	91,846	952
Endesa S.A.	93,555	2,012
Grifols S.A.*	90,080	850
EQUITY FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Spain – 2.6%continued
Iberdrola S.A.	1,722,944	$23,725
Industria de Diseno Textil S.A.	310,142	15,878
Redeia Corp. S.A.	115,354	1,971
Repsol S.A.	331,526	4,032
Telefonica S.A.	1,107,318	4,512
		121,012
Sweden – 3.1%
AddTech AB, Class B	76,422	2,076
Alfa Laval AB	85,018	3,529
Assa Abloy AB, Class B	281,609	8,279
Atlas Copco AB, Class A	764,639	11,697
Atlas Copco AB, Class B	439,288	5,947
Beijer Ref AB	108,676	1,599
Boliden AB	80,272	2,248
Epiroc AB, Class A	180,417	3,133
Epiroc AB, Class B	116,644	1,814
EQT AB	109,679	3,023
Essity AB, Class B	172,009	4,599
Evolution AB	49,325	3,786
Fastighets AB Balder, Class B*	200,895	1,394
Getinge AB, Class B	65,711	1,078
Hennes & Mauritz AB, Class B	169,465	2,280
Hexagon AB, Class B	585,722	5,557
Holmen AB, Class B	21,263	782
Industrivarden AB, Class A	32,145	1,014
Industrivarden AB, Class C	41,539	1,308
Indutrade AB	79,429	1,988
Investment AB Latour, Class B	43,691	1,089
Investor AB, Class B	489,223	12,936
L E Lundbergforetagen AB, Class B	22,433	1,014
Lifco AB, Class B	69,957	2,027
Nibe Industrier AB, Class B	437,307	1,713
Saab AB, Class B	94,747	1,998
Sagax AB, Class B	62,226	1,274
Sandvik AB	296,956	5,322
Securitas AB, Class B	141,031	1,745
Skandinaviska Enskilda Banken AB, Class A	446,319	6,116
Skanska AB, Class B	97,142	2,043
SKF AB, Class B	100,236	1,880
Svenska Cellulosa AB S.C.A., Class B	176,570	2,240
Svenska Handelsbanken AB, Class A	414,198	4,279
Swedbank AB, Class A	240,523	4,744
Swedish Orphan Biovitrum AB*	56,242	1,616
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Sweden – 3.1%continued
Tele2 AB, Class B	155,872	$1,539
Telefonaktiebolaget LM Ericsson, Class B	788,644	6,375
Telia Co. AB	689,962	1,917
Trelleborg AB, Class B	64,049	2,188
Volvo AB, Class A	57,325	1,399
Volvo AB, Class B	448,764	10,889
		143,474
Switzerland – 6.1%
ABB Ltd. (Registered)	450,833	24,251
Adecco Group A.G. (Registered)	48,338	1,190
Avolta A.G.*	28,300	1,132
Bachem Holding A.G.	9,370	596
Baloise Holding A.G. (Registered)	12,805	2,314
Banque Cantonale Vaudoise (Registered)	8,446	777
Barry Callebaut A.G. (Registered)	1,069	1,417
BKW A.G.	5,956	985
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	269	2,981
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,415
Cie Financiere Richemont S.A., Class A (Registered)	152,761	23,220
Clariant A.G. (Registered)*	61,024	681
DSM-Firmenich A.G.	52,620	5,313
EMS-Chemie Holding A.G. (Registered)	2,113	1,423
Galderma Group A.G.*	24,868	2,757
Geberit A.G. (Registered)	9,309	5,254
Givaudan S.A. (Registered)	2,621	11,486
Helvetia Holding A.G. (Registered)	10,934	1,801
Julius Baer Group Ltd.	57,353	3,700
Kuehne + Nagel International A.G. (Registered)	14,190	3,245
Logitech International S.A. (Registered)	44,110	3,625
Lonza Group A.G. (Registered)	20,534	12,101
Novartis A.G. (Registered)	563,594	54,850
Partners Group Holding A.G.	6,438	8,739
Sandoz Group A.G.	115,965	4,748
Schindler Holding A.G. (Participation Certificate)	11,136	3,068
Schindler Holding A.G. (Registered)	7,176	1,956
SGS S.A. (Registered)	44,189	4,425
SIG Group A.G.*	82,447	1,624
Sika A.G. (Registered)	43,043	10,229
NORTHERN FUNDS QUARTERLY REPORT  74 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Switzerland – 6.1%continued
Sonova Holding A.G. (Registered)	14,232	$4,633
Straumann Holding A.G. (Registered)	31,168	3,911
Swatch Group (The) A.G. (Bearer)	8,858	1,610
Swiss Life Holding A.G. (Registered)	8,061	6,209
Swiss Prime Site A.G. (Registered)	22,458	2,444
Swisscom A.G. (Registered)	7,544	4,190
Temenos A.G. (Registered)	17,485	1,232
UBS Group A.G. (Registered)	937,636	28,592
VAT Group A.G.	7,941	2,986
Zurich Insurance Group A.G.	41,859	24,871
		283,981
United Kingdom – 11.1%
3i Group PLC	276,602	12,288
Admiral Group PLC	77,407	2,556
Ashtead Group PLC	123,945	7,666
Associated British Foods PLC	98,816	2,526
AstraZeneca PLC	442,453	57,596
Auto Trader Group PLC	262,121	2,595
Aviva PLC	744,312	4,368
BAE Systems PLC	860,784	12,349
Barclays PLC	4,128,602	13,826
Barratt Redrow PLC	411,538	2,258
Berkeley Group Holdings PLC	29,593	1,446
British American Tobacco PLC	568,481	20,614
BT Group PLC	1,901,853	3,429
Bunzl PLC	94,674	3,898
Centrica PLC	1,530,383	2,559
CK Hutchison Holdings Ltd.	766,638	4,109
Coca-Cola Europacific Partners PLC	59,427	4,565
Compass Group PLC	481,104	15,992
Croda International PLC	37,662	1,595
DCC PLC	29,134	1,871
Diageo PLC	634,503	20,162
Entain PLC	183,507	1,572
Halma PLC	106,701	3,572
Hargreaves Lansdown PLC	104,615	1,438
HSBC Holdings PLC	5,203,023	51,134
Imperial Brands PLC	229,125	7,322
Informa PLC	366,336	3,649
InterContinental Hotels Group PLC	44,774	5,577
Intertek Group PLC	46,957	2,779
J Sainsbury PLC	489,546	1,674
JD Sports Fashion PLC	779,073	935
Kingfisher PLC	538,362	1,670
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United Kingdom – 11.1%continued
Land Securities Group PLC	205,068	$1,496
Legal & General Group PLC	1,635,379	4,685
Lloyds Banking Group PLC	17,477,727	11,923
London Stock Exchange Group PLC	136,258	19,186
M&G PLC	659,074	1,627
Marks & Spencer Group PLC	596,323	2,795
Melrose Industries PLC	358,947	2,488
National Grid PLC	1,365,872	16,186
NatWest Group PLC	2,008,824	10,111
Next PLC	33,002	3,922
Pearson PLC	176,835	2,834
Persimmon PLC	93,750	1,402
Phoenix Group Holdings PLC	205,018	1,305
Reckitt Benckiser Group PLC	196,734	11,884
RELX PLC	531,354	24,078
Rentokil Initial PLC	712,397	3,539
Rolls-Royce Holdings PLC*	2,422,511	17,236
Sage Group (The) PLC	285,634	4,508
Schroders PLC	246,592	994
Segro PLC	377,014	3,309
Severn Trent PLC	77,766	2,440
Smith & Nephew PLC	256,967	3,158
Smiths Group PLC	101,269	2,172
Spirax Group PLC	22,021	1,879
SSE PLC	308,530	6,192
Standard Chartered PLC	596,989	7,354
Taylor Wimpey PLC	1,022,628	1,557
Tesco PLC	1,955,581	9,002
Unilever PLC	709,621	40,188
United Utilities Group PLC	201,070	2,655
Vodafone Group PLC	6,502,301	5,545
Whitbread PLC	52,678	1,942
Wise PLC, Class A*	196,104	2,613
WPP PLC	318,196	3,295
		515,090
United States – 9.0%
Alcon A.G.	141,297	11,965
BP PLC	4,599,329	22,664
CSL Ltd.	137,440	23,941
CyberArk Software Ltd.*	11,871	3,955
Experian PLC	260,433	11,141
Ferrovial S.E.	134,295	5,637
GSK PLC	1,182,361	19,804
Haleon PLC	2,190,964	10,321
EQUITY FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 9.0%continued
Holcim A.G.*	148,246	$14,215
James Hardie Industries PLC - CDI*	120,943	3,732
Monday.com Ltd.*	10,949	2,578
Nestle S.A. (Registered)	747,910	61,328
QIAGEN N.V.*	65,280	2,911
Roche Holding A.G. (Bearer)	9,371	2,790
Roche Holding A.G. (Genusschein)	200,365	56,084
Sanofi S.A.	325,912	31,517
Schneider Electric S.E.	155,908	38,540
Shell PLC	1,770,890	54,974
Spotify Technology S.A.*	43,622	19,516
Stellantis N.V.	556,562	7,304
Swiss Re A.G.	86,140	12,437
Tenaris S.A.	118,898	2,242
		419,596
Total Common Stocks
(Cost $2,831,978)		4,562,138

PREFERRED STOCKS – 0.4% (1)
Germany – 0.4%
Bayerische Motoren Werke A.G., 8.30%(3)	17,118	1,284
Dr. Ing hc F Porsche A.G., 3.96%(3)	32,836	1,986
Henkel A.G. & Co. KGaA, 2.19%(3)	47,909	4,205
Porsche Automobil Holding S.E., 7.02%(3)	44,397	1,671
Sartorius A.G., 0.35%(3)	7,623	1,699
Volkswagen A.G., 10.17%(3)	57,716	5,325
		16,170
Total Preferred Stocks
(Cost $16,789)		16,170

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
iShares Core MSCI EAFE ETF	430,000	$30,221
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	12,242,149	12,242
Total Investment Companies
(Cost $42,819)		42,463

Total Investments – 99.3%
(Cost $2,891,586)		4,620,771
Other Assets less Liabilities – 0.7%		33,211
Net Assets – 100.0%		$4,653,982

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
NORTHERN FUNDS QUARTERLY REPORT  76 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
At December 31, 2024, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Swiss Franc	1,800	United States Dollar	2,045	3/19/25	$44
Morgan Stanley	Euro	3,000	United States Dollar	3,130	3/19/25	12
Toronto-Dominion Bank	Swiss Franc	600	United States Dollar	677	3/19/25	10
Subtotal Appreciation						66
Bank of Montreal	United States Dollar	3,365	British Pound	2,655	3/19/25	(43)
Bank of Montreal	United States Dollar	5,897	Euro	5,600	3/19/25	(76)
Morgan Stanley	Japanese Yen	193,000	United States Dollar	1,225	1/6/25	(3)
Toronto-Dominion Bank	United States Dollar	1,095	Swedish Krona	11,980	3/19/25	(8)
UBS	United States Dollar	7,674	Japanese Yen	1,154,900	3/19/25	(267)
Subtotal Depreciation						(397)
Total						$(331)
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	358	$18,100	Long	3/25	$(399)
FTSE 100 Index (British Pound)	101	10,344	Long	3/25	(205)
Hang Seng Index (Hong Kong Dollar)	4	517	Long	1/25	3
SPI 200 Index (Australian Dollar)	44	5,548	Long	3/25	(95)
Topix Index (Japanese Yen)	65	11,511	Long	3/25	190
Total					$(506)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Germany	$3,144	$401,095	$—	$404,239
Hong Kong	1,337	82,095	—	83,432
Ireland	5,170	12,988	—	18,158
Israel	16,519	21,070	—	37,589
Singapore	14,117	64,863	—	78,980
United Kingdom	4,565	510,525	—	515,090
United States	26,049	393,547	—	419,596
All Other Countries(1)	—	3,005,054	—	3,005,054
Total Common Stocks	70,901	4,491,237	—	4,562,138
Preferred Stocks	—	16,170	—	16,170
Investment Companies	42,463	—	—	42,463
Total Investments	$113,364	$4,507,407	$—	$4,620,771
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$66	$—	$66
Futures Contracts	193	—	—	193
Liabilities
Forward Foreign Currency Exchange Contracts	—	(397)	—	(397)
Futures Contracts	(699)	—	—	(699)
Total Other Financial Instruments	$(506)	$(331)	$—	$(837)

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,563	$442,899	$445,220	$517	$12,242	12,242,149
NORTHERN FUNDS QUARTERLY REPORT  78 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.0%
General Electric Co.	4,742	$791
Lockheed Martin Corp.	4,342	2,110
		2,901
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	6,196	686
United Parcel Service, Inc., Class B	3,849	486
		1,172
Automobiles – 1.5%
General Motors Co.	847	45
Harley-Davidson, Inc.	5,831	176
Tesla, Inc.*	10,678	4,312
Thor Industries, Inc.	90	9
		4,542
Banks – 3.4%
Bank of America Corp.	57,755	2,538
Citigroup, Inc.	29,515	2,078
JPMorgan Chase & Co.	22,383	5,365
Wells Fargo & Co.	1,140	80
		10,061
Beverages – 0.5%
Coca-Cola (The) Co.	22,922	1,427
PepsiCo, Inc.	30	5
		1,432
Biotechnology – 1.0%
AbbVie, Inc.	8,721	1,550
Amgen, Inc.	5,606	1,461
United Therapeutics Corp.*	93	33
		3,044
Broadline Retail – 4.4%
Amazon.com, Inc.*	50,855	11,157
eBay, Inc.	30,744	1,905
		13,062
Building Products – 0.7%
A.O. Smith Corp.	8	1
Carlisle Cos., Inc.	1,239	457
Masco Corp.	23,488	1,704
		2,162
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	9,412	1,740
Bank of New York Mellon (The) Corp.	29,566	2,272
Goldman Sachs Group (The), Inc.	5,568	3,188
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Capital Markets – 3.2%continued
Janus Henderson Group PLC	3,645	$155
Morgan Stanley	421	53
State Street Corp.	22,749	2,233
		9,641
Chemicals – 0.6%
Ecolab, Inc.	1,571	368
International Flavors & Fragrances, Inc.	2,361	200
LyondellBasell Industries N.V., Class A	14,935	1,109
		1,677
Communications Equipment – 1.0%
Cisco Systems, Inc.	49,250	2,916
Ubiquiti, Inc.	13	4
		2,920
Construction & Engineering – 0.1%
EMCOR Group, Inc.	611	277
Construction Materials – 0.3%
Eagle Materials, Inc.	3,323	820
Consumer Finance – 0.8%
Capital One Financial Corp.	6,638	1,184
SLM Corp.	25,326	698
Synchrony Financial	5,678	369
		2,251
Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	597	547
Kroger (The) Co.	37,140	2,271
Target Corp.	3,527	477
Walmart, Inc.	2,662	240
		3,535
Containers & Packaging – 0.0%
Silgan Holdings, Inc.	2,070	108
Diversified Consumer Services – 0.5%
H&R Block, Inc.	30,182	1,595
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	124,025	2,824
Verizon Communications, Inc.	20,741	830
		3,654
Electric Utilities – 1.7%
Constellation Energy Corp.	4,194	938
Edison International	808	65
Entergy Corp.	388	29
Exelon Corp.	31,963	1,203
FirstEnergy Corp.	17,263	687
EQUITY FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electric Utilities – 1.7%continued
NRG Energy, Inc.	9,026	$814
OGE Energy Corp.	1,743	72
PPL Corp.	41,116	1,335
		5,143
Electrical Equipment – 0.6%
Acuity Brands, Inc.	6,108	1,784
Electronic Equipment, Instruments & Components – 0.7%
CDW Corp.	1,521	265
Jabil, Inc.	4,177	601
TE Connectivity PLC	4,648	664
Vontier Corp.	12,726	464
		1,994
Entertainment – 0.7%
Electronic Arts, Inc.	2,802	410
Netflix, Inc.*	1,894	1,688
		2,098
Financial Services – 3.9%
Berkshire Hathaway, Inc., Class B*	11,951	5,417
Corebridge Financial, Inc.	21,470	643
Fidelity National Information Services, Inc.	24,822	2,005
Global Payments, Inc.	982	110
Mastercard, Inc., Class A	1,181	622
MGIC Investment Corp.	73,657	1,746
Visa, Inc., Class A	3,209	1,014
		11,557
Food Products – 1.4%
General Mills, Inc.	11,789	752
Ingredion, Inc.	13,954	1,919
Kellanova	14,914	1,208
Pilgrim's Pride Corp.*	7,385	335
		4,214
Ground Transportation – 0.3%
Landstar System, Inc.	5,060	870
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	18,946	2,143
GE HealthCare Technologies, Inc.	19,054	1,490
Hologic, Inc.*	112	8
Medtronic PLC	13,482	1,077
ResMed, Inc.	8,460	1,935
Stryker Corp.	5,301	1,908
		8,561
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.9%
Cencora, Inc.	9,464	$2,126
Cigna Group (The)	6,903	1,906
DaVita, Inc.*	4,232	633
HCA Healthcare, Inc.	2,750	826
McKesson Corp.	3,350	1,909
UnitedHealth Group, Inc.	2,342	1,185
		8,585
Health Care Technology – 0.2%
Doximity, Inc., Class A*	13,109	700
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	4,440	78
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc.	596	2,961
Carnival Corp.*	15,883	396
Expedia Group, Inc.*	1,511	282
Las Vegas Sands Corp.	2,087	107
Royal Caribbean Cruises Ltd.	1,066	246
		3,992
Household Durables – 0.5%
NVR, Inc.*	7	57
PulteGroup, Inc.	4,251	463
Toll Brothers, Inc.	7,489	943
		1,463
Household Products – 1.8%
Kimberly-Clark Corp.	15,110	1,980
Procter & Gamble (The) Co.	19,903	3,337
		5,317
Industrial Conglomerates – 0.7%
3M Co.	17,071	2,204
Insurance – 2.1%
Aflac, Inc.	19,778	2,046
American International Group, Inc.	1,696	123
Assurant, Inc.	993	212
Assured Guaranty Ltd.	22,442	2,020
Brighthouse Financial, Inc.*	10,529	506
Unum Group	13,119	958
Willis Towers Watson PLC	1,192	373
		6,238
Interactive Media & Services – 7.4%
Alphabet, Inc., Class A	72,713	13,765
Meta Platforms, Inc., Class A	14,304	8,375
		22,140
NORTHERN FUNDS QUARTERLY REPORT  80 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
IT Services – 1.9%
Accenture PLC, Class A	6,453	$2,270
Amdocs Ltd.	3,697	315
Cognizant Technology Solutions Corp., Class A	188	14
GoDaddy, Inc., Class A*	1,410	278
International Business Machines Corp.	10,894	2,395
Kyndryl Holdings, Inc.*	7,659	265
		5,537
Life Sciences Tools & Services – 0.4%
Medpace Holdings, Inc.*	2,476	822
Mettler-Toledo International, Inc.*	357	437
		1,259
Machinery – 2.4%
Allison Transmission Holdings, Inc.	18,766	2,028
Caterpillar, Inc.	7,588	2,753
Cummins, Inc.	5,480	1,910
Donaldson Co., Inc.	5,297	357
		7,048
Media – 0.2%
Comcast Corp., Class A	9,830	369
Omnicom Group, Inc.	3,041	262
		631
Metals & Mining – 0.7%
Nucor Corp.	8,993	1,050
Steel Dynamics, Inc.	8,094	923
		1,973
Multi-Utilities – 0.6%
Consolidated Edison, Inc.	7,412	661
Public Service Enterprise Group, Inc.	12,375	1,046
		1,707
Oil, Gas & Consumable Fuels – 2.6%
EOG Resources, Inc.	6,757	828
Exxon Mobil Corp.	21,694	2,334
Marathon Petroleum Corp.	12,187	1,700
Phillips 66	13,208	1,505
Valero Energy Corp.	11,914	1,460
		7,827
Pharmaceuticals – 3.0%
Eli Lilly & Co.	2,667	2,059
Johnson & Johnson	25,921	3,749
Merck & Co., Inc.	31,980	3,181
		8,989
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 1.3%
Automatic Data Processing, Inc.	4,872	$1,426
Leidos Holdings, Inc.	11,915	1,717
Robert Half, Inc.	7,015	494
Science Applications International Corp.	1,641	183
		3,820
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.*	6,733	1,704
Residential Real Estate Investment Trusts – 0.6%
Equity Residential	25,371	1,821
Retail Real Estate Investment Trusts – 0.8%
Simon Property Group, Inc.	12,835	2,210
Semiconductors & Semiconductor Equipment – 10.9%
Applied Materials, Inc.	14,013	2,279
Broadcom, Inc.	19,327	4,481
KLA Corp.	2,965	1,868
Lam Research Corp.	24,461	1,767
Microchip Technology, Inc.	7,495	430
NVIDIA Corp.	141,467	18,997
QUALCOMM, Inc.	17,575	2,700
		32,522
Software – 8.9%
Adobe, Inc.*	4,798	2,134
AppLovin Corp., Class A*	1,739	563
Gen Digital, Inc.	50,486	1,382
Intuit, Inc.	1,156	726
Microsoft Corp.	48,386	20,395
Oracle Corp.	8,381	1,397
		26,597
Specialized Real Estate Investment Trusts – 0.2%
Lamar Advertising Co., Class A	5,701	694
Specialty Retail – 1.6%
Home Depot (The), Inc.	7,895	3,071
Lowe's Cos., Inc.	2,401	593
Williams-Sonoma, Inc.	5,726	1,060
		4,724
Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.	98,572	24,685
NetApp, Inc.	11,495	1,334
		26,019
EQUITY FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Textiles, Apparel & Luxury Goods – 1.4%
Ralph Lauren Corp.	9,759	$2,254
Tapestry, Inc.	29,101	1,901
		4,155
Tobacco – 1.0%
Altria Group, Inc.	47,251	2,471
Philip Morris International, Inc.	2,804	337
		2,808
Trading Companies & Distributors – 0.4%
Core & Main, Inc., Class A*	15,021	764
W.W. Grainger, Inc.	402	424
		1,188
Total Common Stocks
(Cost $160,693)		295,025

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(1) (2)	2,649,977	2,650
Total Investment Companies
(Cost $2,650)		2,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.20%, 3/27/25(3) (4)	$140	$138
Total Short-Term Investments
(Cost $138)		138

Total Investments – 100.0%
(Cost $163,481)		297,813
Other Assets less Liabilities – 0.0%		19
NET ASSETS – 100.0%		$297,832

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	9	$2,671	Long	3/25	$(18)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$295,025	$—	$—	$295,025
Investment Companies	2,650	—	—	2,650
Short-Term Investments	—	138	—	138
Total Investments	$297,675	$138	$—	$297,813
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$889	$26,638	$24,877	$99	$2,650	2,649,977
NORTHERN FUNDS QUARTERLY REPORT  82 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	1,016	$360
General Dynamics Corp.	1,733	457
RTX Corp.	7,443	861
Woodward, Inc.	1,013	169
		1,847
Banks – 8.5%
Bank of America Corp.	17,890	786
Citigroup, Inc.	13,750	968
Comerica, Inc.	12	1
East West Bancorp, Inc.	3,478	333
Fifth Third Bancorp	340	15
First Hawaiian, Inc.	9,749	253
JPMorgan Chase & Co.	9,895	2,372
Truist Financial Corp.	2,170	94
Wells Fargo & Co.	7,977	560
		5,382
Beverages – 0.7%
Boston Beer (The) Co., Inc., Class A*	1,064	319
Molson Coors Beverage Co., Class B	2,578	148
		467
Biotechnology – 3.4%
Biogen, Inc.*	2,424	371
Gilead Sciences, Inc.	10,502	970
Regeneron Pharmaceuticals, Inc.*	604	430
United Therapeutics Corp.*	1,015	358
		2,129
Broadline Retail – 0.6%
eBay, Inc.	6,571	407
Building Products – 0.5%
A.O. Smith Corp.	4,809	328
Capital Markets – 5.6%
Bank of New York Mellon (The) Corp.	9,333	717
Charles Schwab (The) Corp.	2,593	192
Goldman Sachs Group (The), Inc.	743	425
Invesco Ltd.	9,130	160
Janus Henderson Group PLC	7,647	325
Jefferies Financial Group, Inc.	4,719	370
Morgan Stanley	7,619	958
State Street Corp.	4,143	407
		3,554
Chemicals – 1.8%
Ashland, Inc.	3,431	245
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Chemicals – 1.8%continued
CF Industries Holdings, Inc.	4,180	$356
International Flavors & Fragrances, Inc.	1,393	118
LyondellBasell Industries N.V., Class A	1,115	83
Olin Corp.	10,210	345
		1,147
Communications Equipment – 2.6%
Cisco Systems, Inc.	21,586	1,278
F5, Inc.*	1,502	378
		1,656
Construction & Engineering – 0.5%
Valmont Industries, Inc.	1,006	308
Consumer Finance – 1.2%
Ally Financial, Inc.	223	8
Capital One Financial Corp.	658	117
SLM Corp.	13,976	386
Synchrony Financial	3,981	259
		770
Consumer Staples Distribution & Retail – 0.7%
Albertsons Cos., Inc., Class A	8,297	163
Kroger (The) Co.	4,475	274
		437
Containers & Packaging – 0.5%
Silgan Holdings, Inc.	6,206	323
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	38,102	868
Electric Utilities – 3.5%
Duke Energy Corp.	4,812	518
Evergy, Inc.	5,651	348
Eversource Energy	3,505	201
Exelon Corp.	10,812	407
OGE Energy Corp.	8,051	332
PPL Corp.	11,425	371
		2,177
Electrical Equipment – 1.0%
Acuity Brands, Inc.	1,083	316
Generac Holdings, Inc.*	1,862	289
		605
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp., Class A	3,570	248
Jabil, Inc.	2,442	352
Vontier Corp.	1,847	67
		667
EQUITY FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Entertainment – 1.4%
Walt Disney (The) Co.	8,006	$891
Financial Services – 4.4%
Berkshire Hathaway, Inc., Class B*	4,175	1,893
Fidelity National Information Services, Inc.	7,098	573
Global Payments, Inc.	84	9
MGIC Investment Corp.	13,761	326
		2,801
Food Products – 2.7%
General Mills, Inc.	7,052	450
Hormel Foods Corp.	4,292	135
Ingredion, Inc.	2,506	345
Mondelez International, Inc., Class A	8,458	505
Pilgrim's Pride Corp.*	6,381	289
		1,724
Gas Utilities – 0.8%
MDU Resources Group, Inc.	6,233	112
UGI Corp.	13,521	382
		494
Ground Transportation – 1.2%
CSX Corp.	23,522	759
Health Care Equipment & Supplies – 3.9%
Becton Dickinson & Co.	3,631	824
Edwards Lifesciences Corp.*	95	7
GE HealthCare Technologies, Inc.	5,202	406
Medtronic PLC	10,665	852
STERIS PLC	1,747	359
		2,448
Health Care Providers & Services – 1.8%
Centene Corp.*	744	45
Cigna Group (The)	1,601	442
Labcorp Holdings, Inc.	894	205
Premier, Inc., Class A	965	20
UnitedHealth Group, Inc.	788	399
		1,111
Health Care Real Estate Investment Trusts – 0.5%
Alexandria Real Estate Equities, Inc.	2,992	292
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	20,427	358
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings, Inc.	70	348
Domino's Pizza, Inc.	622	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Hotels, Restaurants & Leisure – 3.7%continued
Hilton Worldwide Holdings, Inc.	1,224	$302
Marriott International, Inc., Class A	992	277
McDonald's Corp.	2,064	598
Starbucks Corp.	2,978	272
Yum! Brands, Inc.	2,114	284
		2,342
Household Durables – 1.1%
Garmin Ltd.	812	167
NVR, Inc.*	44	360
PulteGroup, Inc.	1,369	149
		676
Household Products – 1.2%
Procter & Gamble (The) Co.	1,777	298
Reynolds Consumer Products, Inc.	11,969	323
Spectrum Brands Holdings, Inc.	1,869	158
		779
Independent Power & Renewable Electricity Producers – 0.1%
Brookfield Renewable Corp.	2,622	73
Industrial Real Estate Investment Trusts – 0.5%
First Industrial Realty Trust, Inc.	6,507	326
Insurance – 3.7%
American International Group, Inc.	2,286	167
Assured Guaranty Ltd.	3,702	333
Brighthouse Financial, Inc.*	3,377	162
Loews Corp.	2,378	201
MetLife, Inc.	7,431	609
Old Republic International Corp.	9,260	335
Prudential Financial, Inc.	4,539	538
		2,345
IT Services – 3.4%
Accenture PLC, Class A	3,428	1,206
Amdocs Ltd.	1,966	167
Cognizant Technology Solutions Corp., Class A	3,131	241
International Business Machines Corp.	2,494	548
		2,162
Leisure Products – 0.0%
Mattel, Inc.*	175	3
Life Sciences Tools & Services – 3.1%
Bio-Techne Corp.	5,254	378
NORTHERN FUNDS QUARTERLY REPORT  84 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Life Sciences Tools & Services – 3.1%continued
IQVIA Holdings, Inc.*	2,105	$414
Thermo Fisher Scientific, Inc.	2,262	1,177
		1,969
Machinery – 4.4%
Cummins, Inc.	863	301
Deere & Co.	570	242
Donaldson Co., Inc.	4,577	308
Dover Corp.	1,157	217
Esab Corp.	752	90
Gates Industrial Corp. PLC*	7,059	145
Graco, Inc.	4,027	339
PACCAR, Inc.	3,293	343
Snap-on, Inc.	1,040	353
Westinghouse Air Brake Technologies Corp.	2,209	419
		2,757
Media – 3.0%
Comcast Corp., Class A	24,818	931
Fox Corp., Class A	4,476	217
Interpublic Group of (The) Cos., Inc.	3,911	110
New York Times (The) Co., Class A	5,811	303
Nexstar Media Group, Inc.	936	148
Omnicom Group, Inc.	2,142	184
		1,893
Metals & Mining – 0.8%
Nucor Corp.	1,709	199
Reliance, Inc.	364	98
Steel Dynamics, Inc.	1,524	174
		471
Mortgage Real Estate Investment Trusts – 0.4%
Starwood Property Trust, Inc.	14,324	271
Multi-Utilities – 1.3%
Consolidated Edison, Inc.	4,210	376
Dominion Energy, Inc.	7,749	417
		793
Office Real Estate Investment Trusts – 0.6%
Kilroy Realty Corp.	8,746	354
Oil, Gas & Consumable Fuels – 5.6%
Chevron Corp.	8,397	1,216
Exxon Mobil Corp.	9,718	1,045
Occidental Petroleum Corp.	4,080	202
Ovintiv, Inc.	7,210	292
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Oil, Gas & Consumable Fuels – 5.6%continued
Phillips 66	2,540	$289
Valero Energy Corp.	4,034	495
		3,539
Personal Care Products – 0.6%
Estee Lauder (The) Cos., Inc., Class A	5,406	405
Pharmaceuticals – 1.1%
Johnson & Johnson	2,945	426
Pfizer, Inc.	1,264	33
Royalty Pharma PLC, Class A	9,823	251
		710
Professional Services – 2.8%
Equifax, Inc.	250	64
Genpact Ltd.	4,080	175
Jacobs Solutions, Inc.	2,630	351
Leidos Holdings, Inc.	2,374	342
Robert Half, Inc.	4,197	296
Science Applications International Corp.	2,837	317
SS&C Technologies Holdings, Inc.	2,753	209
		1,754
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.*	1,322	335
Residential Real Estate Investment Trusts – 0.3%
Equity Residential	3,021	217
Retail Real Estate Investment Trusts – 0.9%
NNN REIT, Inc.	4,247	174
Regency Centers Corp.	4,870	360
		534
Semiconductors & Semiconductor Equipment – 2.2%
Analog Devices, Inc.	1,968	418
Applied Materials, Inc.	2,074	337
Cirrus Logic, Inc.*	733	73
Microchip Technology, Inc.	3,339	192
QUALCOMM, Inc.	2,151	331
Skyworks Solutions, Inc.	454	40
		1,391
Software – 1.1%
ANSYS, Inc.*	703	237
Gen Digital, Inc.	12,474	342
Roper Technologies, Inc.	175	91
		670
EQUITY FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Specialized Real Estate Investment Trusts – 1.1%
Rayonier, Inc.	11,157	$291
VICI Properties, Inc.	6,253	183
Weyerhaeuser Co.	7,080	199
		673
Specialty Retail – 0.5%
Best Buy Co., Inc.	3,368	289
Textiles, Apparel & Luxury Goods – 1.4%
Columbia Sportswear Co.	730	61
NIKE, Inc., Class B	695	53
Ralph Lauren Corp.	1,665	384
Tapestry, Inc.	5,923	387
		885
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	1,192	89
Total Common Stocks
(Cost $54,059)		62,655

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(1) (2)	318,878	319
Total Investment Companies
(Cost $319)		319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.25%, 3/27/25(3) (4)	$35	$35
Total Short-Term Investments
(Cost $35)		35

Total Investments – 99.9%
(Cost $54,413)		63,009
Other Assets less Liabilities – 0.1%		83
NET ASSETS – 100.0%		$63,092

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	12	$356	Long	3/25	$(12)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$62,655	$—	$—	$62,655
Investment Companies	319	—	—	319
Short-Term Investments	—	35	—	35
Total Investments	$62,974	$35	$—	$63,009
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(12)	$—	$—	$(12)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  86 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$340	$4,061	$4,082	$26	$319	318,878
EQUITY FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MID CAP INDEX FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	64,175	$7,149
Curtiss-Wright Corp.	26,657	9,460
Hexcel Corp.	56,672	3,553
Woodward, Inc.	41,882	6,970
		27,132
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	83,952	3,652
Automobile Components – 0.8%
Autoliv, Inc.	50,727	4,758
Gentex Corp.	159,237	4,575
Goodyear Tire & Rubber (The) Co.*	201,071	1,810
Lear Corp.	38,020	3,600
Visteon Corp.*	19,497	1,730
		16,473
Automobiles – 0.3%
Harley-Davidson, Inc.	80,074	2,413
Thor Industries, Inc.	37,186	3,559
		5,972
Banks – 6.5%
Associated Banc-Corp	112,486	2,688
Bank OZK	73,799	3,286
Cadence Bank	128,184	4,416
Columbia Banking System, Inc.	146,644	3,961
Comerica, Inc.	92,114	5,697
Commerce Bancshares, Inc.	86,130	5,367
Cullen/Frost Bankers, Inc.	44,956	6,035
East West Bancorp, Inc.	97,269	9,315
First Financial Bankshares, Inc.	90,402	3,259
First Horizon Corp.	372,519	7,503
Flagstar Financial, Inc.	212,902	1,986
FNB Corp.	252,757	3,736
Glacier Bancorp, Inc.	79,693	4,002
Hancock Whitney Corp.	60,576	3,315
Home BancShares, Inc.	130,087	3,681
International Bancshares Corp.	37,652	2,378
Old National Bancorp	224,078	4,864
Pinnacle Financial Partners, Inc.	53,734	6,147
Prosperity Bancshares, Inc.	66,913	5,042
SouthState Corp.	53,521	5,324
Synovus Financial Corp.	99,607	5,103
Texas Capital Bancshares, Inc.*	32,515	2,543
UMB Financial Corp.	31,185	3,520
United Bankshares, Inc.	94,390	3,544
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Banks – 6.5%continued
Valley National Bancorp	332,476	$3,012
Webster Financial Corp.	120,356	6,646
Western Alliance Bancorp	76,410	6,383
Wintrust Financial Corp.	46,698	5,824
Zions Bancorp N.A.	103,727	5,627
		134,204
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	6,004	1,801
Celsius Holdings, Inc.*	110,671	2,915
Coca-Cola Consolidated, Inc.	4,128	5,201
		9,917
Biotechnology – 2.8%
Arrowhead Pharmaceuticals, Inc.*	87,473	1,644
BioMarin Pharmaceutical, Inc.*	133,863	8,799
Cytokinetics, Inc.*	82,816	3,896
Exelixis, Inc.*	200,264	6,669
Halozyme Therapeutics, Inc.*	89,272	4,268
Neurocrine Biosciences, Inc.*	71,034	9,696
Roivant Sciences Ltd.*	300,493	3,555
Sarepta Therapeutics, Inc.*	67,024	8,149
United Therapeutics Corp.*	31,298	11,043
		57,719
Broadline Retail – 0.5%
Macy's, Inc.	194,909	3,300
Nordstrom, Inc.	68,129	1,645
Ollie's Bargain Outlet Holdings, Inc.*	42,995	4,718
		9,663
Building Products – 2.6%
AAON, Inc.	47,254	5,561
Advanced Drainage Systems, Inc.	49,546	5,727
Carlisle Cos., Inc.	31,704	11,694
Fortune Brands Innovations, Inc.	87,210	5,959
Owens Corning	60,251	10,262
Simpson Manufacturing Co., Inc.	29,604	4,909
Trex Co., Inc.*	75,039	5,180
UFP Industries, Inc.	42,521	4,790
		54,082
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	21,178	3,916
Carlyle Group (The), Inc.	147,926	7,469
Evercore, Inc., Class A	24,880	6,897
Federated Hermes, Inc.	54,923	2,258
NORTHERN FUNDS QUARTERLY REPORT  88 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Capital Markets – 3.7%continued
Hamilton Lane, Inc., Class A	29,242	$4,329
Houlihan Lokey, Inc.	37,541	6,519
Interactive Brokers Group, Inc., Class A	76,352	13,489
Janus Henderson Group PLC	89,560	3,809
Jefferies Financial Group, Inc.	113,933	8,932
Morningstar, Inc.	18,949	6,381
SEI Investments Co.	68,870	5,681
Stifel Financial Corp.	71,918	7,629
		77,309
Chemicals – 2.0%
Arcadium Lithium PLC*	755,590	3,876
Ashland, Inc.	34,404	2,459
Avient Corp.	64,251	2,625
Axalta Coating Systems Ltd.*	153,301	5,246
Cabot Corp.	38,539	3,519
Chemours (The) Co.	105,237	1,778
NewMarket Corp.	5,388	2,847
Olin Corp.	81,514	2,755
RPM International, Inc.	90,367	11,121
Scotts Miracle-Gro (The) Co.	29,754	1,974
Westlake Corp.	23,569	2,702
		40,902
Commercial Services & Supplies – 1.7%
Brink's (The) Co.	30,737	2,851
Clean Harbors, Inc.*	35,594	8,192
MSA Safety, Inc.	27,524	4,563
RB Global, Inc.	129,274	11,662
Tetra Tech, Inc.	187,756	7,480
		34,748
Communications Equipment – 0.6%
Ciena Corp.*	101,284	8,590
Lumentum Holdings, Inc.*	48,181	4,045
		12,635
Construction & Engineering – 2.5%
AECOM	94,076	10,049
Comfort Systems U.S.A., Inc.	24,919	10,567
EMCOR Group, Inc.	32,301	14,662
Fluor Corp.*	120,276	5,932
MasTec, Inc.*	43,218	5,884
Valmont Industries, Inc.	14,091	4,321
		51,415
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Construction Materials – 0.5%
Eagle Materials, Inc.	23,497	$5,798
Knife River Corp.*	39,787	4,044
		9,842
Consumer Finance – 0.7%
Ally Financial, Inc.	192,511	6,932
FirstCash Holdings, Inc.	27,299	2,828
SLM Corp.	149,366	4,120
		13,880
Consumer Staples Distribution & Retail – 2.3%
BJ's Wholesale Club Holdings, Inc.*	93,137	8,322
Casey's General Stores, Inc.	26,040	10,318
Performance Food Group Co.*	109,360	9,246
Sprouts Farmers Market, Inc.*	70,237	8,925
U.S. Foods Holding Corp.*	163,601	11,037
		47,848
Containers & Packaging – 1.6%
AptarGroup, Inc.	46,627	7,325
Berry Global Group, Inc.	80,492	5,205
Crown Holdings, Inc.	82,807	6,847
Graphic Packaging Holding Co.	210,232	5,710
Greif, Inc., Class A	18,125	1,108
Silgan Holdings, Inc.	57,083	2,971
Sonoco Products Co.	69,098	3,376
		32,542
Diversified Consumer Services – 1.3%
Duolingo, Inc.*	26,583	8,619
Graham Holdings Co., Class B	2,376	2,072
Grand Canyon Education, Inc.*	20,232	3,314
H&R Block, Inc.	96,353	5,091
Service Corp. International	101,607	8,110
		27,206
Diversified Real Estate Investment Trusts – 0.4%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	153,749	8,376
		8,376
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	155,363	5,391
Iridium Communications, Inc.	79,536	2,308
		7,699
Electric Utilities – 0.9%
ALLETE, Inc.	40,412	2,619
IDACORP, Inc.	37,425	4,090
EQUITY FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Electric Utilities – 0.9%continued
OGE Energy Corp.	141,059	$5,819
Portland General Electric Co.	73,827	3,220
TXNM Energy, Inc.	63,506	3,122
		18,870
Electrical Equipment – 1.5%
Acuity Brands, Inc.	21,479	6,275
EnerSys	28,049	2,593
NEXTracker, Inc., Class A*	100,864	3,684
nVent Electric PLC	115,501	7,872
Regal Rexnord Corp.	46,406	7,199
Sensata Technologies Holding PLC	104,586	2,866
		30,489
Electronic Equipment, Instruments & Components – 3.0%
Arrow Electronics, Inc.*	36,813	4,164
Avnet, Inc.	61,197	3,202
Belden, Inc.	28,393	3,197
Cognex Corp.	120,634	4,326
Coherent Corp.*	108,444	10,273
Crane NXT Co.	34,430	2,004
Fabrinet*	25,446	5,595
Flex Ltd.*	271,831	10,436
IPG Photonics Corp.*	18,677	1,358
Littelfuse, Inc.	17,420	4,105
Novanta, Inc.*	25,216	3,852
TD SYNNEX Corp.	53,050	6,222
Vontier Corp.	105,117	3,834
		62,568
Energy Equipment & Services – 0.6%
ChampionX Corp.	134,057	3,645
NOV, Inc.	272,295	3,976
Valaris Ltd.*	45,663	2,020
Weatherford International PLC	50,833	3,641
		13,282
Entertainment – 0.5%
TKO Group Holdings, Inc.*	46,645	6,629
Warner Music Group Corp., Class A	99,590	3,087
		9,716
Financial Services – 1.9%
Equitable Holdings, Inc.	220,091	10,382
Essent Group Ltd.	74,287	4,044
Euronet Worldwide, Inc.*	28,877	2,970
MGIC Investment Corp.	178,216	4,225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Financial Services – 1.9%continued
Shift4 Payments, Inc., Class A*	48,175	$5,000
Voya Financial, Inc.	67,360	4,636
Western Union (The) Co.	237,975	2,523
WEX, Inc.*	27,854	4,883
		38,663
Food Products – 1.0%
Darling Ingredients, Inc.*	111,868	3,769
Flowers Foods, Inc.	137,109	2,833
Ingredion, Inc.	45,679	6,284
Lancaster Colony Corp.	13,535	2,343
Pilgrim's Pride Corp.*	28,469	1,292
Post Holdings, Inc.*	33,264	3,807
		20,328
Gas Utilities – 1.0%
National Fuel Gas Co.	64,213	3,896
New Jersey Resources Corp.	69,741	3,253
ONE Gas, Inc.	39,867	2,761
Southwest Gas Holdings, Inc.	42,137	2,980
Spire, Inc.	40,457	2,744
UGI Corp.	150,550	4,250
		19,884
Ground Transportation – 1.7%
Avis Budget Group, Inc.*	11,713	944
Knight-Swift Transportation Holdings, Inc.	113,766	6,034
Landstar System, Inc.	24,733	4,251
Ryder System, Inc.	29,739	4,665
Saia, Inc.*	18,657	8,502
XPO, Inc.*	81,660	10,710
		35,106
Health Care Equipment & Supplies – 1.7%
DENTSPLY SIRONA, Inc.	138,935	2,637
Enovis Corp.*	39,441	1,731
Envista Holdings Corp.*	121,023	2,335
Globus Medical, Inc., Class A*	79,682	6,590
Haemonetics Corp.*	35,112	2,742
Lantheus Holdings, Inc.*	48,783	4,364
LivaNova PLC*	38,147	1,767
Masimo Corp.*	31,157	5,150
Neogen Corp.*	138,814	1,685
Penumbra, Inc.*	26,972	6,405
		35,406
NORTHERN FUNDS QUARTERLY REPORT  90 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Health Care Providers & Services – 1.9%
Acadia Healthcare Co., Inc.*	65,330	$2,590
Amedisys, Inc.*	23,030	2,091
Chemed Corp.	10,494	5,560
Encompass Health Corp.	70,646	6,524
Ensign Group (The), Inc.	39,854	5,295
HealthEquity, Inc.*	61,180	5,870
Option Care Health, Inc.*	118,965	2,760
Tenet Healthcare Corp.*	66,807	8,433
		39,123
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	248,064	4,205
Omega Healthcare Investors, Inc.	189,149	7,159
Sabra Health Care REIT, Inc.	165,406	2,865
		14,229
Health Care Technology – 0.2%
Doximity, Inc., Class A*	89,873	4,798
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	144,124	2,028
Hotels, Restaurants & Leisure – 3.3%
Aramark	184,950	6,900
Boyd Gaming Corp.	46,659	3,385
Choice Hotels International, Inc.	15,749	2,236
Churchill Downs, Inc.	51,551	6,884
Hilton Grand Vacations, Inc.*	43,270	1,685
Hyatt Hotels Corp., Class A	29,741	4,669
Light & Wonder, Inc.*	61,846	5,342
Marriott Vacations Worldwide Corp.	22,421	2,013
Planet Fitness, Inc., Class A*	59,172	5,850
Texas Roadhouse, Inc.	46,797	8,444
Travel + Leisure Co.	48,201	2,432
Vail Resorts, Inc.	26,230	4,917
Wendy's (The) Co.	120,306	1,961
Wingstop, Inc.	20,461	5,815
Wyndham Hotels & Resorts, Inc.	54,686	5,512
		68,045
Household Durables – 1.7%
KB Home	49,574	3,258
Taylor Morrison Home Corp.*	72,775	4,455
Tempur Sealy International, Inc.	121,661	6,897
Toll Brothers, Inc.	70,843	8,923
TopBuild Corp.*	20,542	6,395
Whirlpool Corp.	38,719	4,432
		34,360
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	40,310	$2,730
Industrial Real Estate Investment Trusts – 1.0%
EastGroup Properties, Inc.	34,744	5,576
First Industrial Realty Trust, Inc.	92,973	4,661
Rexford Industrial Realty, Inc.	156,031	6,032
STAG Industrial, Inc.	128,154	4,334
		20,603
Insurance – 4.5%
American Financial Group, Inc.	50,572	6,925
Brighthouse Financial, Inc.*	41,426	1,990
CNO Financial Group, Inc.	72,704	2,705
Fidelity National Financial, Inc.	182,294	10,234
First American Financial Corp.	72,288	4,514
Hanover Insurance Group (The), Inc.	25,293	3,912
Kemper Corp.	42,402	2,817
Kinsale Capital Group, Inc.	15,512	7,215
Old Republic International Corp.	163,968	5,934
Primerica, Inc.	23,454	6,366
Reinsurance Group of America, Inc.	46,217	9,873
RenaissanceRe Holdings Ltd.	36,487	9,078
RLI Corp.	29,244	4,820
Ryan Specialty Holdings, Inc.	74,496	4,780
Selective Insurance Group, Inc.	42,611	3,985
Unum Group	118,028	8,620
		93,768
Interactive Media & Services – 0.1%
ZoomInfo Technologies, Inc.*	189,376	1,990
IT Services – 0.4%
ASGN, Inc.*	30,892	2,574
Kyndryl Holdings, Inc.*	162,850	5,635
		8,209
Leisure Products – 0.6%
Brunswick Corp.	46,149	2,985
Mattel, Inc.*	235,835	4,181
Polaris, Inc.	36,960	2,130
YETI Holdings, Inc.*	59,770	2,302
		11,598
Life Sciences Tools & Services – 2.2%
Avantor, Inc.*	477,721	10,066
Bio-Rad Laboratories, Inc., Class A*	13,510	4,438
Bruker Corp.	77,836	4,563
Illumina, Inc.*	111,362	14,881
EQUITY FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Life Sciences Tools & Services – 2.2%continued
Medpace Holdings, Inc.*	17,890	$5,944
Repligen Corp.*	36,581	5,265
Sotera Health Co.*	107,456	1,470
		46,627
Machinery – 4.9%
AGCO Corp.	43,581	4,074
Chart Industries, Inc.*	29,529	5,635
CNH Industrial N.V.	614,391	6,961
Crane Co.	34,155	5,183
Donaldson Co., Inc.	83,876	5,649
Esab Corp.	39,909	4,787
Flowserve Corp.	92,270	5,307
Graco, Inc.	118,499	9,988
ITT, Inc.	57,258	8,181
Lincoln Electric Holdings, Inc.	39,540	7,413
Middleby (The) Corp.*	37,800	5,120
Mueller Industries, Inc.	79,676	6,323
Oshkosh Corp.	45,721	4,347
RBC Bearings, Inc.*	21,895	6,550
Terex Corp.	46,674	2,157
Timken (The) Co.	44,861	3,202
Toro (The) Co.	71,878	5,757
Watts Water Technologies, Inc., Class A	19,256	3,915
		100,549
Marine Transportation – 0.2%
Kirby Corp.*	40,373	4,271
Media – 0.4%
New York Times (The) Co., Class A	114,687	5,970
Nexstar Media Group, Inc.	20,397	3,222
		9,192
Metals & Mining – 2.0%
Alcoa Corp.	181,262	6,848
Carpenter Technology Corp.	34,914	5,925
Cleveland-Cliffs, Inc.*	340,725	3,203
Commercial Metals Co.	79,730	3,955
Reliance, Inc.	37,937	10,215
Royal Gold, Inc.	46,159	6,086
United States Steel Corp.	158,082	5,373
		41,605
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Mortgage Real Estate Investment Trusts – 0.5%
Annaly Capital Management, Inc.	392,784	$7,188
Starwood Property Trust, Inc.	224,736	4,259
		11,447
Multi-Utilities – 0.2%
Black Hills Corp.	50,045	2,928
Northwestern Energy Group, Inc.	42,851	2,291
		5,219
Office Real Estate Investment Trusts – 0.7%
COPT Defense Properties	79,136	2,450
Cousins Properties, Inc.	117,370	3,596
Kilroy Realty Corp.	74,663	3,020
Vornado Realty Trust	116,419	4,894
		13,960
Oil, Gas & Consumable Fuels – 3.9%
Antero Midstream Corp.	236,871	3,574
Antero Resources Corp.*	205,369	7,198
Chord Energy Corp.	42,802	5,004
Civitas Resources, Inc.	62,070	2,847
CNX Resources Corp.*	105,029	3,852
DT Midstream, Inc.	68,182	6,779
Expand Energy Corp.	147,630	14,697
HF Sinclair Corp.	111,926	3,923
Matador Resources Co.	81,613	4,592
Murphy Oil Corp.	95,838	2,900
Ovintiv, Inc.	182,396	7,387
PBF Energy, Inc., Class A	68,279	1,813
Permian Resources Corp.	447,290	6,432
Range Resources Corp.	169,013	6,081
Viper Energy, Inc.	72,264	3,546
		80,625
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	43,942	4,550
Passenger Airlines – 0.4%
American Airlines Group, Inc.*	460,967	8,035
Personal Care Products – 0.6%
BellRing Brands, Inc.*	90,733	6,836
Coty, Inc., Class A*	257,820	1,794
elf Beauty, Inc.*	39,448	4,953
		13,583
NORTHERN FUNDS QUARTERLY REPORT  92 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC*	42,336	$5,214
Perrigo Co. PLC	95,968	2,467
		7,681
Professional Services – 2.5%
CACI International, Inc., Class A*	15,719	6,351
Concentrix Corp.	32,491	1,406
ExlService Holdings, Inc.*	113,118	5,020
Exponent, Inc.	35,640	3,176
FTI Consulting, Inc.*	24,791	4,738
Genpact Ltd.	113,607	4,879
Insperity, Inc.	24,788	1,921
KBR, Inc.	93,543	5,419
ManpowerGroup, Inc.	32,756	1,891
Maximus, Inc.	42,318	3,159
Parsons Corp.*	32,699	3,017
Paylocity Holding Corp.*	30,530	6,090
Science Applications International Corp.	34,656	3,874
		50,941
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	33,312	8,433
Residential Real Estate Investment Trusts – 1.0%
American Homes 4 Rent, Class A	222,526	8,327
Equity LifeStyle Properties, Inc.	134,114	8,932
Independence Realty Trust, Inc.	157,184	3,118
		20,377
Retail Real Estate Investment Trusts – 1.0%
Agree Realty Corp.	72,339	5,096
Brixmor Property Group, Inc.	211,611	5,891
Kite Realty Group Trust	154,385	3,897
NNN REIT, Inc.	131,640	5,378
		20,262
Semiconductors & Semiconductor Equipment – 2.2%
Allegro MicroSystems, Inc.*	91,175	1,993
Amkor Technology, Inc.	79,705	2,048
Cirrus Logic, Inc.*	37,288	3,713
Lattice Semiconductor Corp.*	96,870	5,488
MACOM Technology Solutions Holdings, Inc.*	40,561	5,269
MKS Instruments, Inc.	47,203	4,928
Onto Innovation, Inc.*	34,678	5,780
Power Integrations, Inc.	40,064	2,472
Rambus, Inc.*	74,596	3,943
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Semiconductors & Semiconductor Equipment – 2.2%continued
Silicon Laboratories, Inc.*	22,785	$2,830
Synaptics, Inc.*	28,241	2,155
Universal Display Corp.	30,988	4,530
		45,149
Software – 3.6%
Altair Engineering, Inc., Class A*	41,893	4,571
Appfolio, Inc., Class A*	16,169	3,989
Aspen Technology, Inc.*	18,665	4,659
BILL Holdings, Inc.*	66,834	5,662
Blackbaud, Inc.*	27,369	2,023
Commvault Systems, Inc.*	30,707	4,634
DocuSign, Inc.*	142,532	12,819
Dolby Laboratories, Inc., Class A	42,006	3,281
Dropbox, Inc., Class A*	156,533	4,702
Dynatrace, Inc.*	209,573	11,390
Manhattan Associates, Inc.*	42,891	11,591
Qualys, Inc.*	25,602	3,590
Teradata Corp.*	66,829	2,082
		74,993
Specialized Real Estate Investment Trusts – 1.6%
CubeSmart	158,689	6,800
EPR Properties	53,288	2,360
Gaming and Leisure Properties, Inc.	192,319	9,262
Lamar Advertising Co., Class A	61,689	7,510
National Storage Affiliates Trust	49,261	1,867
PotlatchDeltic Corp.	50,078	1,966
Rayonier, Inc.	94,422	2,464
		32,229
Specialty Retail – 4.7%
Abercrombie & Fitch Co., Class A*	35,801	5,351
AutoNation, Inc.*	18,354	3,117
Burlington Stores, Inc.*	44,228	12,608
Chewy, Inc., Class A*	115,611	3,872
Dick's Sporting Goods, Inc.	40,539	9,277
Five Below, Inc.*	38,509	4,042
Floor & Decor Holdings, Inc., Class A*	75,221	7,499
GameStop Corp., Class A*	285,109	8,935
Gap (The), Inc.	155,801	3,682
Lithia Motors, Inc.	18,719	6,691
Murphy U.S.A., Inc.	12,949	6,497
Penske Automotive Group, Inc.	13,114	1,999
RH*	10,499	4,132
EQUITY FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%continued
Specialty Retail – 4.7%continued
Valvoline, Inc.*	90,373	$3,270
Williams-Sonoma, Inc.	88,704	16,426
		97,398
Technology Hardware, Storage & Peripherals – 0.6%
Pure Storage, Inc., Class A*	218,406	13,417
Textiles, Apparel & Luxury Goods – 1.0%
Capri Holdings Ltd.*	82,926	1,746
Columbia Sportswear Co.	22,358	1,877
Crocs, Inc.*	40,800	4,469
PVH Corp.	39,226	4,148
Skechers U.S.A., Inc., Class A*	92,182	6,198
Under Armour, Inc., Class A*	132,199	1,095
Under Armour, Inc., Class C*	91,825	685
		20,218
Trading Companies & Distributors – 1.8%
Applied Industrial Technologies, Inc.	26,931	6,449
Core & Main, Inc., Class A*	135,439	6,895
GATX Corp.	25,021	3,877
MSC Industrial Direct Co., Inc., Class A	31,251	2,334
Watsco, Inc.	24,419	11,572
WESCO International, Inc.	31,347	5,673
		36,800
Water Utilities – 0.3%
Essential Utilities, Inc.	177,437	6,445
Total Common Stocks
(Cost $1,333,594)		2,043,015

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(2) (3)	23,566,094	23,566
Total Investment Companies
(Cost $23,566)		23,566

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.29%, 3/27/25(4) (5)	$1,540	$1,525
Total Short-Term Investments
(Cost $1,524)		1,525

Total Investments – 100.1%
(Cost $1,358,684)		2,068,106
Liabilities less Other Assets – (0.1%)		(1,758)
NET ASSETS – 100.0%		$2,066,348

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	81	$25,488	Long	3/25	$(976)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
NORTHERN FUNDS QUARTERLY REPORT  94 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued	December 31, 2024 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,043,015	$—	$—	$2,043,015
Investment Companies	23,566	—	—	23,566
Short-Term Investments	—	1,525	—	1,525
Total Investments	$2,066,581	$1,525	$—	$2,068,106
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(976)	$—	$—	$(976)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$33,265	$176,921	$186,620	$909	$23,566	23,566,094
EQUITY FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)
Australia – 4.9%
Atlas Arteria Ltd.	5,799,427	$17,050
Transurban Group	3,340,868	27,642
		44,692
Austria – 0.2%
ANDRITZ A.G.	31,083	1,576
Brazil – 1.2%
CCR S.A.	5,177,000	8,521
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP ADR*	119,341	1,710
Cia de Saneamento de Minas Gerais Copasa MG	340,269	1,147
		11,378
Canada – 2.9%
Ag Growth International, Inc.	71,461	2,526
Algonquin Power & Utilities Corp.	1,481,867	6,577
AltaGas Ltd.	201,800	4,700
Hydro One Ltd.	160,614	4,947
Northland Power, Inc.	614,784	7,656
		26,406
China – 1.9%
Beijing Capital International Airport Co. Ltd., Class H*	10,498,000	3,787
Beijing Enterprises Water Group Ltd.	3,624,000	1,172
China Water Affairs Group Ltd.	2,336,282	1,540
ENN Energy Holdings Ltd.	1,222,600	8,822
Guangdong Investment Ltd.	2,711,046	2,343
		17,664
Denmark – 1.1%
Cadeler A/S*	328,304	1,839
Orsted A/S*	137,904	6,232
Vestas Wind Systems A/S*	135,473	1,855
		9,926
France – 5.7%
Eutelsat Communications S.A.CA*	524,748	1,233
Getlink S.E.	812,027	12,927
Veolia Environnement S.A.	193,103	5,404
Vinci S.A.	321,479	32,994
		52,558
Germany – 3.4%
E.ON S.E.	552,758	6,436
Fraport A.G. Frankfurt Airport Services Worldwide*	64,332	3,898
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Germany – 3.4%continued
RWE A.G.	608,796	$18,178
Siemens A.G. (Registered)	16,268	3,177
		31,689
Hong Kong – 2.6%
CK Infrastructure Holdings Ltd.	1,346,800	10,014
Power Assets Holdings Ltd.	2,019,820	14,107
		24,121
Ireland – 0.6%
Greencoat Renewables PLC	6,229,191	5,313
Italy – 6.7%
Enel S.p.A.	609,360	4,359
Hera S.p.A.	3,764,332	13,377
Infrastrutture Wireless Italiane S.p.A.	411,548	4,183
Italgas S.p.A.	1,492,083	8,376
Snam S.p.A.	3,967,805	17,551
Terna - Rete Elettrica Nazionale	1,769,643	13,975
		61,821
Japan – 2.0%
Japan Airport Terminal Co. Ltd.	143,800	4,537
Kurita Water Industries Ltd.	82,800	2,882
West Japan Railway Co.	596,400	10,534
		17,953
Luxembourg – 0.3%
SES S.A.	728,217	2,307
Mexico – 1.8%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	575,380	10,099
Promotora y Operadora de Infraestructura S.A.B. de C.V.	718,006	6,083
		16,182
New Zealand – 0.4%
Auckland International Airport Ltd.	795,976	3,875
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,523
Spain – 2.0%
Aena S.M.E. S.A.	74,129	15,130
Iberdrola S.A.	258,816	3,564
		18,694
NORTHERN FUNDS QUARTERLY REPORT  96 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
Switzerland – 1.9%
Flughafen Zurich A.G. (Registered)	65,251	$15,629
Landis+Gyr Group A.G.*	22,405	1,416
		17,045
United Kingdom – 11.3%
National Grid PLC	4,509,197	53,435
Pennon Group PLC	1,223,737	9,085
Severn Trent PLC	588,750	18,475
SSE PLC	208,674	4,188
United Utilities Group PLC	1,402,934	18,526
		103,709
United States – 43.4%
AECOM	25,109	2,682
AES (The) Corp.	235,250	3,028
Alexandria Real Estate Equities, Inc.	45,714	4,459
American Electric Power Co., Inc.	264,362	24,382
American Tower Corp.	121,163	22,223
American Water Works Co., Inc.	47,316	5,890
Array Technologies, Inc.*	258,400	1,561
Bunge Global S.A.	74,115	5,763
Cheniere Energy, Inc.	74,627	16,035
CSX Corp.	811,529	26,188
Dominion Energy, Inc.	215,364	11,600
DT Midstream, Inc.	39,597	3,937
Duke Energy Corp.	135,929	14,645
Edison International	61,549	4,914
Enphase Energy, Inc.*	19,912	1,368
Equinix, Inc.	8,606	8,115
Essential Utilities, Inc.	159,528	5,794
Evergy, Inc.	134,657	8,288
Eversource Energy	210,669	12,099
Exelon Corp.	866,307	32,608
Ferrovial S.E.	578,091	24,265
First Solar, Inc.*	14,261	2,513
GFL Environmental, Inc.	109,777	4,889
Gladstone Land Corp.	109,364	1,187
HA Sustainable Infrastructure Capital, Inc.	91,949	2,467
NextEra Energy, Inc.	335,957	24,085
Norfolk Southern Corp.	111,368	26,138
ONEOK, Inc.	92,375	9,274
Ormat Technologies, Inc.	93,970	6,364
PG&E Corp.	193,432	3,903
Public Service Enterprise Group, Inc.	114,871	9,705
SBA Communications Corp.	76,502	15,591
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United States – 43.4%continued
SJW Group	32,115	$1,581
Targa Resources Corp.	45,036	8,039
Tetra Tech, Inc.	74,645	2,974
Trimble, Inc.*	33,198	2,346
UGI Corp.	153,246	4,326
Union Pacific Corp.	47,976	10,940
Valmont Industries, Inc.	5,920	1,816
Waste Management, Inc.	36,723	7,410
Xcel Energy, Inc.	201,120	13,580
		398,972
Total Common Stocks
(Cost $857,099)		868,404

INVESTMENT COMPANIES – 5.8%
International Public Partnerships Ltd.	4,388,085	6,647
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(2) (3)	36,532,960	36,533
Renewables Infrastructure Group (The) Ltd.	7,021,887	7,542
VH Global Sustainable Energy Opportunities PLC	3,876,478	3,202
Total Investment Companies
(Cost $57,400)		53,924

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.26%, 3/27/25(4) (5)	$705	$698
Total Short-Term Investments
(Cost $698)		698

Total Investments – 100.5%
(Cost $915,197)		923,026
Liabilities less Other Assets – (0.5%)		(4,808)
Net Assets – 100.0%		$918,218

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
EQUITY FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	21	$6,233	Long	3/25	$(147)
MSCI EAFE Index (United States Dollar)	48	5,442	Long	3/25	(48)
Total					$(195)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$1,710	$9,668	$—	$11,378
Canada	26,406	—	—	26,406
Mexico	16,182	—	—	16,182
Portugal	2,523	—	—	2,523
United States	374,707	24,265	—	398,972
All Other Countries(1)	—	412,943	—	412,943
Total Common Stocks	421,528	446,876	—	868,404
Investment Companies	36,533	17,391	—	53,924
Short-Term Investments	—	698	—	698
Total Investments	$458,061	$464,965	$—	$923,026
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(195)	$—	$—	$(195)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  98 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$27,638	$367,682	$358,787	$1,066	$36,533	36,532,960
EQUITY FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)
Australia – 6.1%
Charter Hall Group	50,306	$448
Dexus	26,250	108
Goodman Group	171,818	3,792
HMC Capital Ltd.	8,517	52
National Storage REIT	543,826	788
Rural Funds Trust	95,599	103
Scentre Group	197,223	419
Stockland	134,910	401
		6,111
Belgium – 1.2%
Shurgard Self Storage Ltd.	26,286	976
VGP N.V.	3,018	223
		1,199
Canada – 1.8%
Canadian Apartment Properties REIT	62,742	1,861
France – 0.4%
Unibail-Rodamco-Westfield*	5,062	380
Germany – 2.2%
LEG Immobilien S.E.	3,562	302
Vonovia S.E.	62,671	1,902
		2,204
Hong Kong – 1.5%
Hongkong Land Holdings Ltd.	76,200	339
Sino Land Co. Ltd.	653,683	659
Sun Hung Kai Properties Ltd.	40,000	385
Wharf Real Estate Investment Co. Ltd.	63,000	161
		1,544
Japan – 5.8%
Activia Properties, Inc.	104	216
Comforia Residential REIT, Inc.	143	252
Invincible Investment Corp.	1,019	427
Japan Metropolitan Fund Invest	1,569	899
KDX Realty Investment Corp.	660	625
Mitsubishi Estate Co. Ltd.	32,400	447
Mitsui Fudosan Co. Ltd.	274,100	2,180
Star Asia Investment Corp.	847	277
Tokyo Tatemono Co. Ltd.	18,300	299
United Urban Investment Corp.	264	236
		5,858
Mexico – 0.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V. ADR	17,733	454
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Netherlands – 0.2%
CTP N.V.	12,500	$192
Singapore – 2.8%
Capitaland India Trust	462,894	362
CapitaLand Integrated Commercial Trust	252,269	356
CapitaLand Investment Ltd.	653,400	1,252
Keppel DC REIT	218,100	348
Mapletree Logistics Trust	228,000	212
Parkway Life Real Estate Investment Trust	121,900	335
		2,865
Spain – 1.6%
Cellnex Telecom S.A.*	36,552	1,152
Merlin Properties Socimi S.A.	40,765	429
		1,581
Sweden – 0.4%
Fastighets AB Balder, Class B*	52,675	365
Tanzania, United Republic of – 0.6%
Helios Towers PLC*	552,255	631
United Kingdom – 5.3%
Big Yellow Group PLC	63,669	765
British Land (The) Co. PLC	64,982	292
Derwent London PLC	24,057	590
Grainger PLC	302,559	853
Hammerson PLC	52,001	182
Helical PLC	65,000	140
Safestore Holdings PLC	25,024	201
Segro PLC	138,460	1,215
Shaftesbury Capital PLC	350,417	549
Tritax Big Box REIT PLC	183,046	304
UNITE Group (The) PLC	24,190	244
		5,335
United States – 65.2%
Alexandria Real Estate Equities, Inc.	8,411	821
American Homes 4 Rent, Class A	71,016	2,657
American Tower Corp.	5,228	959
Americold Realty Trust, Inc.	5,671	121
AvalonBay Communities, Inc.	6,224	1,369
BXP, Inc.	30,591	2,275
CBRE Group, Inc., Class A*	3,575	469
Cousins Properties, Inc.	14,142	433
Digital Realty Trust, Inc.	13,230	2,346
DigitalBridge Group, Inc.	11,701	132
NORTHERN FUNDS QUARTERLY REPORT  100 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
United States – 65.2%continued
Douglas Emmett, Inc.	49,236	$914
EastGroup Properties, Inc.	6,706	1,076
Encompass Health Corp.	6,832	631
Equinix, Inc.	6,753	6,367
Equity LifeStyle Properties, Inc.	45,352	3,020
Essex Property Trust, Inc.	5,490	1,567
Extra Space Storage, Inc.	12,118	1,813
Farmland Partners, Inc.	28,723	338
Federal Realty Investment Trust	25,003	2,799
First Industrial Realty Trust, Inc.	17,314	868
Highwoods Properties, Inc.	33,370	1,021
Kilroy Realty Corp.	14,693	594
Kimco Realty Corp.	76,948	1,803
Lamar Advertising Co., Class A	7,274	886
Lineage, Inc.	14,872	871
Macerich (The) Co.	37,460	746
Mid-America Apartment Communities, Inc.	16,439	2,541
NNN REIT, Inc.	29,318	1,198
Prologis, Inc.	55,655	5,883
Public Storage	6,752	2,022
Rayonier, Inc.	35,642	930
Realty Income Corp.	37,014	1,977
Rexford Industrial Realty, Inc.	34,455	1,332
Ryman Hospitality Properties, Inc.	14,140	1,475
Sabra Health Care REIT, Inc.	54,860	950
SBA Communications Corp.	7,903	1,611
STAG Industrial, Inc.	15,810	535
Sun Communities, Inc.	13,756	1,692
UDR, Inc.	26,142	1,135
Universal Health Services, Inc., Class B	770	138
Ventas, Inc.	53,503	3,151
Welltower, Inc.	8,477	1,068
Weyerhaeuser Co.	40,393	1,137
		65,671
Total Common Stocks
(Cost $89,524)		96,251

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(2) (3)	4,051,073	$4,051
Total Investment Companies
(Cost $4,051)		4,051

Total Investments – 99.6%
(Cost $93,575)		100,302
Other Assets less Liabilities – 0.4%		374
Net Assets – 100.0%		$100,676

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2024 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2024 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$1,861	$—	$—	$1,861
Mexico	454	—	—	454
EQUITY FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United States	$65,671	$—	$—	$65,671
All Other Countries(1)	—	28,265	—	28,265
Total Common Stocks	67,986	28,265	—	96,251
Investment Companies	4,051	—	—	4,051
Total Investments	$72,037	$28,265	$—	$100,302

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,270	$38,744	$37,963	$174	$4,051	4,051,073
NORTHERN FUNDS QUARTERLY REPORT  102 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Aerospace & Defense – 1.1%
AAR Corp.*	5,771	$354
AeroVironment, Inc.*	3,600	554
Astronics Corp.*	2,007	32
Astronics Corp., Class B*	3,022	49
Ducommun, Inc.*	3,310	211
Kratos Defense & Security Solutions, Inc.*	21,500	567
Leonardo DRS, Inc.*	34,000	1,098
Mercury Systems, Inc.*	7,879	331
Moog, Inc., Class A	4,076	802
National Presto Industries, Inc.	1,020	100
Park Aerospace Corp.	3,822	56
V2X, Inc.*	3,516	168
		4,322
Air Freight & Logistics – 0.0%
Forward Air Corp.*	5,454	176
Automobile Components – 1.1%
Adient PLC*	14,667	253
American Axle & Manufacturing Holdings, Inc.*	10,406	61
Cooper-Standard Holdings, Inc.*	1,755	24
Dana, Inc.	20,486	237
Dorman Products, Inc.*	5,623	728
Gentherm, Inc.*	6,597	263
Goodyear Tire & Rubber (The) Co.*	44,941	404
LCI Industries	5,823	602
Modine Manufacturing Co.*	6,721	779
Motorcar Parts of America, Inc.*	4,193	32
Patrick Industries, Inc.	5,382	447
Standard Motor Products, Inc.	3,491	108
Stoneridge, Inc.*	3,599	23
Strattec Security Corp.*	1,271	52
Superior Industries International, Inc.*	6,257	13
Visteon Corp.*	3,984	353
XPEL, Inc.*	2,466	99
		4,478
Automobiles – 0.1%
Winnebago Industries, Inc.	6,985	334
Banks – 9.5%
1st Source Corp.	4,936	288
Amalgamated Financial Corp.	4,719	158
Amerant Bancorp, Inc.	4,405	99
AmeriServ Financial, Inc.	2,365	6
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.5%continued
Ames National Corp.	1,315	$22
Arrow Financial Corp.	4,328	124
Associated Banc-Corp	17,902	428
Atlantic Union Bankshares Corp.	17,323	656
Axos Financial, Inc.*	10,562	738
Banc of California, Inc.	20,653	319
BancFirst Corp.	3,452	404
Bancorp (The), Inc.*	7,432	391
Bank First Corp.	2,562	254
Bank of Hawaii Corp.	5,253	374
Bank of Marin Bancorp	2,905	69
Bank of NT Butterfield & Son (The) Ltd.	6,913	253
Bank of South Carolina Corp.	4,760	63
Bank7 Corp.	6,914	323
BankFinancial Corp.	2,738	35
BankUnited, Inc.	10,046	383
Bankwell Financial Group, Inc.	5,884	183
Banner Corp.	6,639	443
Bar Harbor Bankshares	1,552	47
BCB Bancorp, Inc.	1,654	20
Berkshire Hills Bancorp, Inc.	6,455	184
Business First Bancshares, Inc.	2,489	64
C&F Financial Corp.	1,273	91
Cadence Bank	27,446	945
Camden National Corp.	3,057	131
Capital City Bank Group, Inc.	1,674	61
Capitol Federal Financial, Inc.	18,979	112
Cathay General Bancorp	12,307	586
CB Financial Services, Inc.	281	8
Central Pacific Financial Corp.	3,965	115
Citizens & Northern Corp.	865	16
Citizens Community Bancorp, Inc.	1,193	19
Citizens Financial Services, Inc.	215	14
City Holding Co.	2,978	353
Civista Bancshares, Inc.	544	11
Colony Bankcorp, Inc.	1,026	17
Columbia Financial, Inc.*	4,061	64
Community Financial System, Inc.	7,298	450
Community Trust Bancorp, Inc.	2,243	119
ConnectOne Bancorp, Inc.	1,888	43
CrossFirst Bankshares, Inc.*	6,746	102
Customers Bancorp, Inc.*	4,401	214
CVB Financial Corp.	19,689	422
Dime Community Bancshares, Inc.	5,268	162
EQUITY FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.5%continued
Eagle Financial Services, Inc.	100	$4
Eastern Bankshares, Inc.	26,154	451
Enterprise Bancorp, Inc.	2,593	103
Enterprise Financial Services Corp.	4,211	237
Equity Bancshares, Inc., Class A	2,740	116
ESSA Bancorp, Inc.	741	14
FB Financial Corp.	5,280	272
Financial Institutions, Inc.	3,551	97
First Bancorp	6,328	278
First BanCorp	24,076	448
First Bancorp (The), Inc.	662	18
First Bancshares (The), Inc.	3,944	138
First Bank(1)	6	—
First Busey Corp.	8,786	207
First Business Financial Services, Inc.	966	45
First Commonwealth Financial Corp.	22,596	382
First Community Bankshares, Inc.	2,546	106
First Financial Bankshares, Inc.	22,574	814
First Financial Corp.	2,113	98
First Financial Northwest, Inc.	1,552	34
First Foundation, Inc.	4,627	29
First Guaranty Bancshares, Inc.	537	6
First Hawaiian, Inc.	15,541	403
First Internet Bancorp	1,333	48
First Interstate BancSystem, Inc., Class A	11,300	367
First Merchants Corp.	8,164	326
First Mid Bancshares, Inc.	3,398	125
First of Long Island (The) Corp.	2,915	34
First Savings Financial Group, Inc.	8,902	236
First United Corp.	6,085	205
Flushing Financial Corp.	5,368	77
FS Bancorp, Inc.	1,919	79
Fulton Financial Corp.	26,551	512
German American Bancorp, Inc.	4,171	168
Glacier Bancorp, Inc.	16,930	850
Great Southern Bancorp, Inc.	1,375	82
Hancock Whitney Corp.	12,962	709
Hanmi Financial Corp.	3,968	94
Harleysville Financial Corp.	203	4
Hawthorn Bancshares, Inc.	813	23
Heartland Financial U.S.A., Inc.	4,902	301
Heritage Financial Corp.	6,350	156
Hilltop Holdings, Inc.	11,876	340
Home Bancorp, Inc.	2,461	114
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.5%continued
Home BancShares, Inc.	28,004	$792
HomeStreet, Inc.*	3,759	43
HomeTrust Bancshares, Inc.	3,051	103
Hope Bancorp, Inc.	16,136	198
Horizon Bancorp, Inc.	6,441	104
Independent Bank Corp.	7,571	486
Independent Bank Group, Inc.	8,104	492
Inter & Co., Inc., Class A	61,000	257
International Bancshares Corp.	9,602	606
Investar Holding Corp.	8,677	191
Jeffersonville Bancorp	503	10
Kentucky First Federal Bancorp*	942	3
Lake Shore Bancorp, Inc.	598	8
Lakeland Financial Corp.	3,758	258
Landmark Bancorp, Inc.	1,292	31
Magyar Bancorp, Inc.	1,085	16
Mercantile Bank Corp.	4,553	203
Mid Penn Bancorp, Inc.	794	23
MidWestOne Financial Group, Inc.	1,147	33
NASB Financial, Inc.	762	29
National Bank Holdings Corp., Class A	5,197	224
National Bankshares, Inc.	684	20
NB Bancorp, Inc.*	5,786	104
NBT Bancorp, Inc.	8,210	392
Nicolet Bankshares, Inc.	2,367	248
Northeast Bank	1,777	163
Northeast Community Bancorp, Inc.	2,136	52
Northfield Bancorp, Inc.	12,426	144
Northrim BanCorp, Inc.	1,323	103
Norwood Financial Corp.	869	24
OceanFirst Financial Corp.	7,287	132
OFG Bancorp	8,311	352
Ohio Valley Banc Corp.	1,300	31
Old Point Financial Corp.	888	23
Old Second Bancorp, Inc.	2,096	37
Pacific Premier Bancorp, Inc.	16,011	399
Park National Corp.	2,328	399
Penns Woods Bancorp, Inc.	1,643	50
Peoples Bancorp of North Carolina, Inc.	1,240	39
Peoples Bancorp, Inc.	5,084	161
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	832	43
Preferred Bank	2,989	258
NORTHERN FUNDS QUARTERLY REPORT  104 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.5%continued
Premier Financial Corp.	7,818	$200
Primis Financial Corp.	543	6
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,343	21
Provident Financial Services, Inc.	18,711	353
Renasant Corp.	9,400	336
Republic Bancorp, Inc., Class A	2,526	176
S&T Bancorp, Inc.	5,663	216
Sandy Spring Bancorp, Inc.	4,037	136
Seacoast Banking Corp. of Florida	12,553	346
ServisFirst Bancshares, Inc.	10,014	849
Shore Bancshares, Inc.	6,967	110
Sierra Bancorp	758	22
Simmons First National Corp., Class A	14,835	329
Southern First Bancshares, Inc.*	3,510	140
Southern Missouri Bancorp, Inc.	544	31
Southside Bancshares, Inc.	3,869	123
SouthState Corp.	11,302	1,124
Stellar Bancorp, Inc.	7,300	207
Stock Yards Bancorp, Inc.	4,873	349
Texas Capital Bancshares, Inc.*	6,891	539
Timberland Bancorp, Inc.	1,455	44
Tompkins Financial Corp.	1,892	128
Towne Bank	10,063	343
TriCo Bancshares	3,881	170
TrustCo Bank Corp. NY	2,025	67
Trustmark Corp.	9,889	350
UMB Financial Corp.	6,783	766
Union Bankshares, Inc.	5,178	150
United Bancorp, Inc.	1,182	15
United Bankshares, Inc.	19,649	738
United Community Banks, Inc.	17,775	574
Unity Bancorp, Inc.	1,887	82
Univest Financial Corp.	4,272	126
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	8,864	286
Washington Trust Bancorp, Inc.	3,348	105
WesBanco, Inc.	11,669	380
West BanCorp, Inc.	921	20
Westamerica BanCorp	4,740	249
Western New England Bancorp, Inc.	6,937	64
WSFS Financial Corp.	13,339	709
		37,804
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Beverages – 0.2%
MGP Ingredients, Inc.	2,643	$104
National Beverage Corp.	12,418	530
Vita Coco (The) Co., Inc.*	7,500	277
		911
Biotechnology – 6.0%
2seventy bio, Inc.(1) *	74	—
4D Molecular Therapeutics, Inc.*	7,536	42
89bio, Inc.*	16,686	130
Abeona Therapeutics, Inc.*	19,065	106
ACADIA Pharmaceuticals, Inc.*	16,226	298
Achieve Life Sciences, Inc.*	31,227	110
Acumen Pharmaceuticals, Inc.*	903	2
Adaptimmune Therapeutics PLC ADR*	16,891	9
ADMA Biologics, Inc.*	34,121	585
Agenus, Inc.*	7,100	19
Agios Pharmaceuticals, Inc.*	4,087	134
Akero Therapeutics, Inc.*	4,200	117
Alector, Inc.*	12,938	24
Alkermes PLC*	22,400	644
Allogene Therapeutics, Inc.*	22,826	49
Altimmune, Inc.*	10,000	72
Alvotech S.A.*	35,205	466
ALX Oncology Holdings, Inc.*	19,762	33
Amicus Therapeutics, Inc.*	55,183	520
AnaptysBio, Inc.*	9,064	120
Anavex Life Sciences Corp.*	18,798	202
Anika Therapeutics, Inc.*	4,118	68
Annexon, Inc.*	4,936	25
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	6,188	20
Arcellx, Inc.*	8,121	623
Arcturus Therapeutics Holdings, Inc.*	6,989	119
Arcutis Biotherapeutics, Inc.*	15,235	212
Ardelyx, Inc.*	5,205	26
ArriVent Biopharma, Inc.*	5,300	141
ARS Pharmaceuticals, Inc.*	11,400	120
Assembly Biosciences, Inc.*	6,200	98
Astria Therapeutics, Inc.*	19,015	170
Aurinia Pharmaceuticals, Inc.*	17,000	153
Avid Bioservices, Inc.*	7,826	97
Avidity Biosciences, Inc.*	10,677	310
Beam Therapeutics, Inc.*	8,300	206
Beyondspring, Inc.*	5,459	9
Biohaven Ltd.*	7,707	288
EQUITY FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 6.0%continued
Biomea Fusion, Inc.*	26,951	$105
Bluebird Bio, Inc.*	446	4
C4 Therapeutics, Inc.*	4,944	18
Cabaletta Bio, Inc.*	11,000	25
Capricor Therapeutics, Inc.*	18,027	249
CareDx, Inc.*	6,500	139
Cargo Therapeutics, Inc.*	6,000	87
Caribou Biosciences, Inc.*	12,842	20
Cartesian Therapeutics, Inc.*	4,200	75
Catalyst Pharmaceuticals, Inc.*	29,284	611
Celcuity, Inc.*	14,163	185
CervoMed, Inc.*	4,700	11
Cibus, Inc.(1) *	1	—
Cidara Therapeutics, Inc.*	7,600	204
Climb Bio, Inc.*	12,500	22
Cogent Biosciences, Inc.*	10,800	84
Coherus Biosciences, Inc.*	11,737	16
Corbus Pharmaceuticals Holdings, Inc.*	2,100	25
Crinetics Pharmaceuticals, Inc.*	10,955	560
Cullinan Therapeutics, Inc.*	9,223	112
Curis, Inc.*	11,800	36
Day One Biopharmaceuticals, Inc.*	5,517	70
Design Therapeutics, Inc.*	20,184	125
DiaMedica Therapeutics, Inc.*	16,883	92
Dianthus Therapeutics, Inc.*	3,700	81
Disc Medicine, Inc.*	1,865	118
Dyadic International, Inc.*	13,198	23
Dynavax Technologies Corp.*	24,113	308
Dyne Therapeutics, Inc.*	13,062	308
Eagle Pharmaceuticals, Inc.*	2,990	1
Editas Medicine, Inc.*	6,691	8
Elicio Therapeutics, Inc.*	13,000	64
Emergent BioSolutions, Inc.*	8,439	81
Enanta Pharmaceuticals, Inc.*	12,052	69
Engene Holdings, Inc.*	11,000	73
Entrada Therapeutics, Inc.*	12,042	208
Foghorn Therapeutics, Inc.*	8,653	41
Galectin Therapeutics, Inc.*	6,174	8
Geron Corp.*	21,709	77
Greenwich Lifesciences, Inc.*	5,800	65
Gyre Therapeutics, Inc.*	8,500	103
Halozyme Therapeutics, Inc.*	19,595	937
HilleVax, Inc.*	1,790	4
Humacyte, Inc.*	15,500	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 6.0%continued
IGM Biosciences, Inc.*	20,060	$123
Immatics N.V.*	8,205	58
ImmuCell Corp.*	2,016	10
Immunic, Inc.*	12,445	12
Immunome, Inc.*	10,385	110
Inhibrx Biosciences, Inc.*	8,265	127
Inozyme Pharma, Inc.*	12,169	34
Insmed, Inc.*	19,115	1,320
Ironwood Pharmaceuticals, Inc.*	34,971	155
iTeos Therapeutics, Inc.*	6,176	47
Janux Therapeutics, Inc.*	5,517	295
Jasper Therapeutics, Inc.*	4,000	86
KalVista Pharmaceuticals, Inc.*	14,958	127
Keros Therapeutics, Inc.*	2,126	34
Korro Bio, Inc.*	2,700	103
Krystal Biotech, Inc.*	2,364	370
Larimar Therapeutics, Inc.*	375	1
LENZ Therapeutics, Inc.	6,035	174
Lexeo Therapeutics, Inc.*	5,900	39
Lexicon Pharmaceuticals, Inc.*	9,092	7
MacroGenics, Inc.*	7,145	23
MannKind Corp.*	32,003	206
MediciNova, Inc.*	15,779	33
MeiraGTx Holdings PLC*	11,067	67
Mereo Biopharma Group PLC ADR*	1,007	4
Merrimack Pharmaceuticals, Inc.(2) *	7,504	—
Mersana Therapeutics, Inc.*	8,049	11
Merus N.V.*	9,643	405
MiMedx Group, Inc.*	11,631	112
Mineralys Therapeutics, Inc.*	7,800	96
Mirum Pharmaceuticals, Inc.*	10,946	453
Monte Rosa Therapeutics, Inc.*	10,385	72
Neurogene, Inc.*	3,000	69
Nkarta, Inc.*	20,621	51
Nurix Therapeutics, Inc.*	5,000	94
Olema Pharmaceuticals, Inc.*	16,909	99
Omega Therapeutics, Inc.(1) *	258	—
Organogenesis Holdings, Inc.*	7,122	23
ORIC Pharmaceuticals, Inc.*	18,327	148
PDL BioPharma, Inc.(2) *	24,608	16
PepGen, Inc.*	5,600	21
Perspective Therapeutics, Inc.*	7,700	25
PMV Pharmaceuticals, Inc.*	6,462	10
Praxis Precision Medicines, Inc.*	3,322	256
NORTHERN FUNDS QUARTERLY REPORT  106 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 6.0%continued
Precision BioSciences, Inc.*	9,100	$35
Prime Medicine, Inc.*	14,700	43
ProKidney Corp.*	6,328	11
ProQR Therapeutics N.V.*	5,007	13
Protagonist Therapeutics, Inc.*	4,675	180
Protalix BioTherapeutics, Inc.*	503	1
Prothena Corp. PLC*	4,700	65
Q32 Bio, Inc.*	5,100	18
REGENXBIO, Inc.*	12,647	98
Relay Therapeutics, Inc.*	13,100	54
Replimune Group, Inc.*	14,032	170
Rhythm Pharmaceuticals, Inc.*	7,082	396
Sage Therapeutics, Inc.*	9,678	53
Savara, Inc.*	5,832	18
Scholar Rock Holding Corp.*	12,169	526
Sera Prognostics, Inc., Class A*	12,700	103
Serina Therapeutics, Inc.*	7,900	40
Shattuck Labs, Inc.*	3,786	5
Solid Biosciences, Inc.*	372	1
Spero Therapeutics, Inc.*	6,821	7
Spyre Therapeutics, Inc.*	3,600	84
Stoke Therapeutics, Inc.*	11,016	121
Sutro Biopharma, Inc.*	2,516	5
Tango Therapeutics, Inc.*	9,700	30
Tenaya Therapeutics, Inc.*	5,333	8
TG Therapeutics, Inc.*	15,600	470
Tourmaline Bio, Inc.*	5,900	120
Travere Therapeutics, Inc.*	8,425	147
Twist Bioscience Corp.*	7,545	351
Tyra Biosciences, Inc.*	5,400	75
UroGen Pharma Ltd.*	14,371	153
Vanda Pharmaceuticals, Inc.*	8,584	41
Vaxcyte, Inc.*	9,436	772
Vera Therapeutics, Inc.*	6,166	261
Veracyte, Inc.*	10,121	401
Vericel Corp.*	6,801	373
Viridian Therapeutics, Inc.*	14,352	275
Voyager Therapeutics, Inc.*	9,153	52
vTv Therapeutics, Inc., Class A*	4,900	67
XBiotech, Inc.*	5,589	22
Xencor, Inc.*	4,462	103
Xenon Pharmaceuticals, Inc.*	6,463	253
XOMA Royalty Corp.*	7,819	205
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 6.0%continued
Y-mAbs Therapeutics, Inc.*	9,331	$73
Zymeworks, Inc.*	5,823	85
		23,807
Building Products – 1.3%
American Woodmark Corp.*	2,360	188
Apogee Enterprises, Inc.	5,106	365
AZZ, Inc.	3,502	287
CSW Industrials, Inc.	2,176	768
Gibraltar Industries, Inc.*	5,733	338
Griffon Corp.	8,284	590
Insteel Industries, Inc.	6,159	166
JELD-WEN Holding, Inc.*	10,312	84
Quanex Building Products Corp.	4,878	118
Resideo Technologies, Inc.*	20,150	464
UFP Industries, Inc.	10,271	1,157
Zurn Elkay Water Solutions Corp.	21,336	796
		5,321
Capital Markets – 2.1%
ArrowMark Financial Corp.	2,439	51
Artisan Partners Asset Management, Inc., Class A	7,040	303
Associated Capital Group, Inc., Class A	2,161	74
B. Riley Financial, Inc.	1,976	9
BGC Group, Inc., Class A	40,474	367
Cohen & Steers, Inc.	4,146	383
Diamond Hill Investment Group, Inc.	1,053	163
Donnelley Financial Solutions, Inc.*	489	31
Ellington Credit Co.	3,778	25
Federated Hermes, Inc.	13,532	556
GAMCO Investors, Inc., Class A	6,012	145
Great Elm Group, Inc.*	1,697	3
Hamilton Lane, Inc., Class A	4,154	615
Lazard, Inc.	11,796	607
Moelis & Co., Class A	8,967	662
Patria Investments Ltd., Class A	16,063	187
Piper Sandler Cos.	3,072	921
PJT Partners, Inc., Class A	3,352	529
Siebert Financial Corp.*	5,779	18
StepStone Group, Inc., Class A	7,100	411
StoneX Group, Inc.*	4,885	479
TPG, Inc.	8,195	515
Victory Capital Holdings, Inc., Class A	9,816	643
Virtu Financial, Inc., Class A	10,834	387
Virtus Investment Partners, Inc.	952	210
EQUITY FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Capital Markets – 2.1%continued
Westwood Holdings Group, Inc.	1,921	$28
WisdomTree, Inc.	13,394	141
		8,463
Chemicals – 1.7%
AdvanSix, Inc.	3,850	110
Alto Ingredients, Inc.*	7,970	12
American Vanguard Corp.	3,314	15
Arq, Inc.*	713	5
Aspen Aerogels, Inc.*	4,010	48
Avient Corp.	12,969	530
Balchem Corp.	5,031	820
Cabot Corp.	8,893	812
H.B. Fuller Co.	10,074	680
Hawkins, Inc.	6,441	790
Ingevity Corp.*	6,481	264
Innospec, Inc.	3,773	415
Intrepid Potash, Inc.*	714	16
Koppers Holdings, Inc.	6,668	216
Kronos Worldwide, Inc.	4,177	41
LSB Industries, Inc.*	5,286	40
Mativ Holdings, Inc.	11,986	131
Minerals Technologies, Inc.	5,996	457
Orion S.A.	6,681	105
Quaker Chemical Corp.	3,203	451
Sensient Technologies Corp.	7,002	499
Stepan Co.	3,813	247
Tronox Holdings PLC	16,545	166
		6,870
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	10,422	533
ACCO Brands Corp.	16,647	87
ACV Auctions, Inc., Class A*	17,604	380
Brady Corp., Class A	8,010	592
Brink's (The) Co.	7,584	704
Casella Waste Systems, Inc., Class A*	6,838	723
CECO Environmental Corp.*	1,657	50
Cimpress PLC*	4,175	299
Civeo Corp.	248	6
CompX International, Inc.	2,395	63
CoreCivic, Inc.*	17,208	374
Deluxe Corp.	6,981	158
Ennis, Inc.	5,024	106
HNI Corp.	7,411	373
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Commercial Services & Supplies – 1.8%continued
Interface, Inc.	7,303	$178
Liquidity Services, Inc.*	3,928	127
Matthews International Corp., Class A	5,775	160
MillerKnoll, Inc.	13,264	300
NL Industries, Inc.	6,866	53
Odyssey Marine Exploration, Inc.(1) *	377	—
OPENLANE, Inc.*	20,404	405
Perma-Fix Environmental Services, Inc.*	1,164	13
Pitney Bowes, Inc.	23,338	169
Pursuit Attractions and Hospitality, Inc.*	3,390	144
Quad/Graphics, Inc.	1,943	14
Steelcase, Inc., Class A	15,395	182
UniFirst Corp.	2,393	409
Virco Mfg. Corp.	3,738	38
VSE Corp.	3,782	360
		7,000
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.*	7,508	62
Applied Optoelectronics, Inc.*	6,697	247
Aviat Networks, Inc.*	2,402	43
BK Technologies Corp.*	312	11
Calix, Inc.*	7,247	253
Clearfield, Inc.*	3,898	121
CommScope Holding Co., Inc.*	28,784	150
Comtech Telecommunications Corp.*	3,651	15
Digi International, Inc.*	8,563	259
Extreme Networks, Inc.*	16,315	273
Harmonic, Inc.*	15,063	199
Ituran Location and Control Ltd.	3,264	102
KVH Industries, Inc.*	6,555	37
NETGEAR, Inc.*	4,795	134
NetScout Systems, Inc.*	11,636	252
Ribbon Communications, Inc.*	3,949	16
Viavi Solutions, Inc.*	30,775	311
		2,485
Construction & Engineering – 1.9%
Arcosa, Inc.	8,698	841
Argan, Inc.	2,895	397
Construction Partners, Inc., Class A*	6,200	548
Dycom Industries, Inc.*	4,658	811
Everus Construction Group, Inc.*	7,288	479
Fluor Corp.*	22,112	1,091
Granite Construction, Inc.	8,699	763
NORTHERN FUNDS QUARTERLY REPORT  108 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Construction & Engineering – 1.9%continued
Great Lakes Dredge & Dock Corp.*	6,668	$75
IES Holdings, Inc.*	1,343	270
Matrix Service Co.*	8,607	103
MYR Group, Inc.*	2,539	378
Northwest Pipe Co.*	4,197	203
Orion Group Holdings, Inc.*	2,292	17
Primoris Services Corp.	4,743	362
Sterling Infrastructure, Inc.*	6,276	1,057
Tutor Perini Corp.*	4,398	106
		7,501
Construction Materials – 0.6%
Knife River Corp.*	7,200	732
Summit Materials, Inc., Class A*	20,970	1,061
United States Lime & Minerals, Inc.	5,345	709
		2,502
Consumer Finance – 1.1%
Atlanticus Holdings Corp.*	1,092	61
Bread Financial Holdings, Inc.	6,800	415
Encore Capital Group, Inc.*	5,411	258
Enova International, Inc.*	3,881	372
EZCORP, Inc., Class A*	5,862	72
FirstCash Holdings, Inc.	6,558	679
Green Dot Corp., Class A*	8,884	95
LendingClub Corp.*	8,000	130
Medallion Financial Corp.	946	9
Navient Corp.	26,635	354
Nelnet, Inc., Class A	5,380	575
PRA Group, Inc.*	8,060	168
PROG Holdings, Inc.	11,408	482
Upstart Holdings, Inc.*	10,243	631
World Acceptance Corp.*	1,388	156
		4,457
Consumer Staples Distribution & Retail – 0.8%
Andersons (The), Inc.	3,162	128
Chefs' Warehouse (The), Inc.*	2,539	125
Grocery Outlet Holding Corp.*	11,792	184
Ingles Markets, Inc., Class A	4,414	284
Natural Grocers by Vitamin Cottage, Inc.	1,423	56
PriceSmart, Inc.	3,306	305
SpartanNash Co.	5,548	102
Sprouts Farmers Market, Inc.*	13,384	1,701
United Natural Foods, Inc.*	6,798	186
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Consumer Staples Distribution & Retail – 0.8%continued
Village Super Market, Inc., Class A	1,508	$48
Weis Markets, Inc.	3,730	253
		3,372
Containers & Packaging – 0.4%
Ardagh Metal Packaging S.A.	75,700	228
Greif, Inc., Class A	3,883	237
Myers Industries, Inc.	5,535	61
O-I Glass, Inc.*	18,562	201
Pactiv Evergreen, Inc.	22,700	397
Silgan Holdings, Inc.	8,905	464
TriMas Corp.	7,574	186
		1,774
Distributors – 0.1%
A-Mark Precious Metals, Inc.	7,803	214
Weyco Group, Inc.	3,331	125
		339
Diversified Consumer Services – 0.9%
Adtalem Global Education, Inc.*	10,117	919
American Public Education, Inc.*	4,613	100
Frontdoor, Inc.*	8,800	481
Graham Holdings Co., Class B	734	640
Laureate Education, Inc.*	16,640	304
Perdoceo Education Corp.	8,003	212
Strategic Education, Inc.	3,476	325
Stride, Inc.*	5,298	551
Universal Technical Institute, Inc.*	2,695	69
WW International, Inc.(1) *	158	—
		3,601
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	10,270	182
American Assets Trust, Inc.	6,895	181
Armada Hoffler Properties, Inc.	4,800	49
Broadstone Net Lease, Inc.	19,294	306
CTO Realty Growth, Inc.	9,257	183
Empire State Realty Trust, Inc., Class A	20,342	210
Essential Properties Realty Trust, Inc.	24,179	756
Gladstone Commercial Corp.	4,503	73
Global Net Lease, Inc.	23,715	173
One Liberty Properties, Inc.	6,685	182
		2,295
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,005	153
EQUITY FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Diversified Telecommunication Services – 0.4%continued
ATN International, Inc.	1,896	$32
Bandwidth, Inc., Class A*	2,427	41
Cogent Communications Holdings, Inc.	6,080	469
IDT Corp., Class B	4,209	200
Iridium Communications, Inc.	16,727	485
Liberty Latin America Ltd., Class C*	13,173	84
LICT Corp.*	6	85
Shenandoah Telecommunications Co.	7,209	91
		1,640
Electric Utilities – 0.8%
ALLETE, Inc.	9,664	626
MGE Energy, Inc.	6,754	635
Otter Tail Corp.	8,211	606
Portland General Electric Co.	15,834	691
TXNM Energy, Inc.	11,425	562
		3,120
Electrical Equipment – 0.9%
Allient, Inc.	3,350	81
American Superconductor Corp.*	565	14
Array Technologies, Inc.*	21,011	127
Atkore, Inc.	7,082	591
Babcock & Wilcox Enterprises, Inc.*	5,816	9
EnerSys	6,586	609
LSI Industries, Inc.	3,913	76
NEXTracker, Inc., Class A*	18,195	665
Orion Energy Systems, Inc.*	2,963	2
Powell Industries, Inc.	3,364	746
Preformed Line Products Co.	1,507	193
Shoals Technologies Group, Inc., Class A*	23,770	131
Thermon Group Holdings, Inc.*	2,661	77
TPI Composites, Inc.*	4,933	9
Ultralife Corp.*	2,087	15
Vicor Corp.*	4,689	227
		3,572
Electronic Equipment, Instruments & Components – 3.8%
Advanced Energy Industries, Inc.	5,510	637
Arlo Technologies, Inc.*	9,375	105
Avnet, Inc.	12,757	667
Badger Meter, Inc.	4,362	925
Bel Fuse, Inc., Class A	1,337	120
Bel Fuse, Inc., Class B	4,185	345
Belden, Inc.	5,691	641
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Electronic Equipment, Instruments & Components – 3.8%continued
Benchmark Electronics, Inc.	7,411	$337
Climb Global Solutions, Inc.	4,415	560
Crane NXT Co.	6,653	387
CTS Corp.	4,158	219
Daktronics, Inc.*	6,468	109
ePlus, Inc.*	8,320	615
Fabrinet*	6,446	1,417
FARO Technologies, Inc.*	3,009	76
Frequency Electronics, Inc.	5,419	100
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	7,366	1,120
Itron, Inc.*	6,772	735
Kimball Electronics, Inc.*	4,104	77
Knowles Corp.*	11,445	228
Methode Electronics, Inc.(3)	6,576	78
Mirion Technologies, Inc.*	26,987	471
nLight, Inc.*	9,816	103
Novanta, Inc.*	5,648	863
OSI Systems, Inc.*	4,161	697
PAR Technology Corp.*	3,806	277
PC Connection, Inc.	5,267	365
Plexus Corp.*	4,777	748
Powerfleet, Inc. NJ*	1,647	11
Rogers Corp.*	2,776	282
Sanmina Corp.*	10,298	779
ScanSource, Inc.*	3,670	174
TTM Technologies, Inc.*	13,065	323
Vishay Intertechnology, Inc.	16,563	281
Vishay Precision Group, Inc.*	4,582	108
		14,981
Energy Equipment & Services – 1.9%
Archrock, Inc.	20,930	521
Bristow Group, Inc.*	5,420	186
Cactus, Inc., Class A	8,603	502
ChampionX Corp.	29,616	805
DMC Global, Inc.*	4,477	33
Expro Group Holdings N.V.*	14,167	177
Forum Energy Technologies, Inc.*	451	7
Geospace Technologies Corp.*	5,146	52
Gulf Island Fabrication, Inc.*	4,276	29
Helix Energy Solutions Group, Inc.*	29,163	272
Helmerich & Payne, Inc.	13,831	443
Innovex International, Inc.*	5,043	70
KLX Energy Services Holdings, Inc.*	590	3
NORTHERN FUNDS QUARTERLY REPORT  110 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Energy Equipment & Services – 1.9%continued
Kodiak Gas Services, Inc.	11,900	$486
Liberty Energy, Inc.	20,273	403
Mammoth Energy Services, Inc.*	1,811	5
Nabors Industries Ltd.*	1,423	81
Natural Gas Services Group, Inc.*	3,027	81
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	3
Noble Corp. PLC	21,886	687
NPK International, Inc.*	11,660	89
Oceaneering International, Inc.*	14,235	371
Oil States International, Inc.*	4,987	25
Patterson-UTI Energy, Inc.	49,733	411
ProPetro Holding Corp.*	8,576	80
RPC, Inc.	32,800	195
SEACOR Marine Holdings, Inc.*	8,560	56
Solaris Energy Infrastructure, Inc.	4,350	125
TETRA Technologies, Inc.*	9,706	35
Tidewater, Inc.*	7,472	409
Transocean Ltd.*	125,541	471
Valaris Ltd.*	8,602	381
		7,494
Entertainment – 0.5%
Atlanta Braves Holdings, Inc., Class C*	16,447	629
Cinemark Holdings, Inc.*	13,100	406
IMAX Corp.*	5,324	136
Madison Square Garden Entertainment Corp.*	3,420	122
Manchester United PLC, Class A*	20,880	362
Marcus (The) Corp.	4,213	91
Playtika Holding Corp.	30,400	211
Reading International, Inc., Class A*	2,207	3
Sphere Entertainment Co.*	3,420	138
		2,098
Financial Services – 2.5%
Acacia Research Corp.*	6,015	26
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,152	254
California First Leasing Corp.	1,284	28
Cannae Holdings, Inc.	11,061	220
Cass Information Systems, Inc.	1,749	72
Dlocal Ltd.*	39,988	450
Enact Holdings, Inc.	17,766	575
Essent Group Ltd.	15,615	850
EVERTEC, Inc.	8,944	309
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Financial Services – 2.5%continued
Federal Agricultural Mortgage Corp., Class C	1,014	$200
Federal National Mortgage Association*	1,006	3
Flywire Corp.*	12,088	249
HA Sustainable Infrastructure Capital, Inc.	9,979	268
I3 Verticals, Inc., Class A*	3,114	72
Jackson Financial, Inc., Class A	9,341	813
Lesaka Technologies, Inc.*	4,864	26
Marqeta, Inc., Class A*	54,159	205
Mr Cooper Group, Inc.*	8,779	843
NCR Atleos Corp.*	8,139	276
NMI Holdings, Inc.*	9,852	362
Onity Group, Inc.*	25	1
Pagseguro Digital Ltd., Class A*	35,448	222
Paymentus Holdings, Inc., Class A*	15,901	520
Payoneer Global, Inc.*	37,821	380
PennyMac Financial Services, Inc.	5,265	538
Radian Group, Inc.	27,268	865
Remitly Global, Inc.*	19,698	445
Security National Financial Corp., Class A*	6,826	82
StoneCo Ltd., Class A*	34,150	272
Walker & Dunlop, Inc.	6,287	611
Waterstone Financial, Inc.	3,973	53
		10,090
Food Products – 1.2%
Alico, Inc.	4,926	128
B&G Foods, Inc.	10,600	73
Bridgford Foods Corp.*	4,747	50
Calavo Growers, Inc.	2,398	61
Cal-Maine Foods, Inc.	5,912	608
Farmer Bros. Co.*	3,321	6
Fresh Del Monte Produce, Inc.	4,747	158
Hain Celestial Group (The), Inc.*	11,360	70
J&J Snack Foods Corp.	2,834	440
John B. Sanfilippo & Son, Inc.	1,089	95
Lancaster Colony Corp.	3,120	540
Lifeway Foods, Inc.*	1,820	45
Limoneira Co.	2,267	55
Nomad Foods Ltd.	24,203	406
Seaboard Corp.	100	243
Seneca Foods Corp., Class A*	4,118	326
EQUITY FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Food Products – 1.2%continued
Simply Good Foods (The) Co.*	13,050	$509
Tootsie Roll Industries, Inc.	9,114	295
TreeHouse Foods, Inc.*	8,618	303
Vital Farms, Inc.*	5,600	211
		4,622
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	3,542	430
New Jersey Resources Corp.	15,969	745
Northwest Natural Holding Co.	6,127	242
ONE Gas, Inc.	18,641	1,291
RGC Resources, Inc.	1,369	28
Southwest Gas Holdings, Inc.	9,269	655
Spire, Inc.	9,049	614
		4,005
Ground Transportation – 0.4%
ArcBest Corp.	4,116	384
Covenant Logistics Group, Inc.	3,710	202
Heartland Express, Inc.	12,202	137
Marten Transport Ltd.	8,545	133
P.A.M.T CORP*	6,146	101
Universal Logistics Holdings, Inc.	4,323	199
Werner Enterprises, Inc.	7,346	264
		1,420
Health Care Equipment & Supplies – 3.9%
Accuray, Inc.*	9,372	19
Alphatec Holdings, Inc.*	14,273	131
AngioDynamics, Inc.*	8,369	77
Apyx Medical Corp.*	3,504	6
Artivion, Inc.*	8,054	230
AtriCure, Inc.*	8,496	260
Avanos Medical, Inc.*	9,661	154
Axogen, Inc.*	8,019	132
BioSig Technologies, Inc.*	—	—
Bioventus, Inc., Class A*	5,498	58
Cerus Corp.*	38,164	59
CONMED Corp.	4,622	316
CVRx, Inc.*	8,300	105
Daxor Corp.(1) *	37	—
Electromed, Inc.*	11,550	341
Embecta Corp.	7,797	161
Enovis Corp.*	6,512	286
Envista Holdings Corp.*	17,400	336
Establishment Labs Holdings, Inc.*	4,223	195
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Equipment & Supplies – 3.9%continued
FONAR Corp.*	7,369	$112
Glaukos Corp.*	5,804	870
Haemonetics Corp.*	6,555	512
ICU Medical, Inc.*	2,677	415
Inari Medical, Inc.*	6,977	356
Inmode Ltd.*	10,205	170
Inogen, Inc.*	2,193	20
Inspire Medical Systems, Inc.*	3,823	709
Integer Holdings Corp.*	6,254	829
Integra LifeSciences Holdings Corp.*	8,000	181
iRadimed Corp.	5,332	293
Kewaunee Scientific Corp.*	4,506	279
Lantheus Holdings, Inc.*	10,662	954
LeMaitre Vascular, Inc.	8,195	755
LivaNova PLC*	8,164	378
Merit Medical Systems, Inc.*	10,108	978
Neogen Corp.*	29,217	355
NeuroPace, Inc.*	14,200	159
Nevro Corp.*	16,800	63
Omnicell, Inc.*	7,578	337
OraSure Technologies, Inc.*	15,321	55
Orchestra BioMed Holdings, Inc.*	12,400	50
Orthofix Medical, Inc.*	11,379	199
OrthoPediatrics Corp.*	5,520	128
Paragon 28, Inc.*	16,100	166
Pro-Dex, Inc.*	9,343	437
Pulmonx Corp.*	15,600	106
Pulse Biosciences, Inc.*	16,588	289
QuidelOrtho Corp.*	6,700	298
Sanara Medtech, Inc.*	3,100	103
Semler Scientific, Inc.*	3,564	192
SI-BONE, Inc.*	11,999	168
Sight Sciences, Inc.*	14,400	52
STAAR Surgical Co.*	7,015	170
Stereotaxis, Inc.*	818	2
Surmodics, Inc.*	3,954	157
Tactile Systems Technology, Inc.*	2,241	38
TransMedics Group, Inc.*	4,300	268
Treace Medical Concepts, Inc.*	15,300	114
UFP Technologies, Inc.*	2,979	728
Utah Medical Products, Inc.	2,413	148
Varex Imaging Corp.*	9,190	134
NORTHERN FUNDS QUARTERLY REPORT  112 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Equipment & Supplies – 3.9%continued
Zimvie, Inc.*	5,900	$82
Zynex, Inc.*	7,909	63
		15,738
Health Care Providers & Services – 3.0%
AdaptHealth Corp.*	9,302	89
Addus HomeCare Corp.*	3,251	408
Amedisys, Inc.*	4,178	379
AMN Healthcare Services, Inc.*	8,179	196
Astrana Health, Inc.*	7,888	249
BrightSpring Health Services, Inc.*	8,800	150
Brookdale Senior Living, Inc.*	32,344	163
Castle Biosciences, Inc.*	6,340	169
Community Health Systems, Inc.*	16,765	50
Concentra Group Holdings Parent, Inc.	15,892	314
CorVel Corp.*	12,132	1,350
Cross Country Healthcare, Inc.*	10,762	195
Cryo-Cell International, Inc.	638	5
DocGo, Inc.*	10,121	43
Enhabit, Inc.*	10,600	83
Ensign Group (The), Inc.	10,275	1,365
Fulgent Genetics, Inc.*	4,763	88
GeneDx Holdings Corp.*	3,300	254
HealthEquity, Inc.*	10,361	994
Hims & Hers Health, Inc.*	25,600	619
Joint (The) Corp.*	9,677	103
LifeStance Health Group, Inc.*	42,666	314
ModivCare, Inc.*	6,176	73
Nano-X Imaging Ltd.*	12,700	91
National HealthCare Corp.	3,324	358
National Research Corp.	6,405	113
NeoGenomics, Inc.*	16,279	268
OPKO Health, Inc.*	71,995	106
Option Care Health, Inc.*	22,581	524
Owens & Minor, Inc.*	8,143	106
Patterson Cos., Inc.	17,774	548
Pennant Group (The), Inc.*	4,303	114
Premier, Inc., Class A	15,901	337
Privia Health Group, Inc.*	13,062	255
Progyny, Inc.*	12,067	208
RadNet, Inc.*	8,320	581
Select Medical Holdings Corp.	19,694	371
Sonida Senior Living, Inc.*	3,680	85
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Providers & Services – 3.0%continued
Surgery Partners, Inc.*	9,778	$207
U.S. Physical Therapy, Inc.	2,713	241
		12,166
Health Care Real Estate Investment Trusts – 0.6%
American Healthcare REIT, Inc.	11,228	319
CareTrust REIT, Inc.	14,214	385
Community Healthcare Trust, Inc.	3,139	60
Diversified Healthcare Trust	29,723	68
Global Medical REIT, Inc.	7,830	61
LTC Properties, Inc.	5,829	202
Medical Properties Trust, Inc.	70,200	277
National Health Investors, Inc.	6,758	468
Sabra Health Care REIT, Inc.	30,772	533
		2,373
Health Care Technology – 0.4%
American Well Corp., Class A*	170	1
Certara, Inc.*	15,177	162
Evolent Health, Inc., Class A*	17,580	198
GoodRx Holdings, Inc., Class A*	53,538	249
HealthStream, Inc.	4,743	151
LifeMD, Inc.*	11,700	58
OptimizeRx Corp.*	12,685	62
Simulations Plus, Inc.	3,741	104
TruBridge, Inc.*	7,049	139
Veradigm, Inc.*	28,638	279
		1,403
Hotel & Resort Real Estate Investment Trusts – 0.9%
Apple Hospitality REIT, Inc.	31,615	485
Braemar Hotels & Resorts, Inc.	11,232	34
Chatham Lodging Trust	5,570	50
DiamondRock Hospitality Co.	34,635	313
Park Hotels & Resorts, Inc.	31,938	449
Pebblebrook Hotel Trust	19,361	262
RLJ Lodging Trust	27,663	283
Ryman Hospitality Properties, Inc.	7,371	769
Service Properties Trust	24,595	63
Sotherly Hotels, Inc.*	2,334	2
Summit Hotel Properties, Inc.	10,811	74
Sunstone Hotel Investors, Inc.	33,859	401
Xenia Hotels & Resorts, Inc.	16,835	250
		3,435
Hotels, Restaurants & Leisure – 2.2%
Arcos Dorados Holdings, Inc., Class A	29,869	217
EQUITY FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Hotels, Restaurants & Leisure – 2.2%continued
Biglari Holdings, Inc., Class B*	657	$167
BJ's Restaurants, Inc.*	4,486	158
Bloomin' Brands, Inc.	11,277	138
Brinker International, Inc.*	5,700	754
Canterbury Park Holding Corp.	1,151	24
Cracker Barrel Old Country Store, Inc.	3,896	206
Dave & Buster's Entertainment, Inc.*	8,729	255
Denny's Corp.*	11,762	71
Dine Brands Global, Inc.	2,562	77
Dutch Bros., Inc., Class A*	9,250	485
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	11,856	160
Global Business Travel Group I*	53,300	495
Golden Entertainment, Inc.	582	18
Hilton Grand Vacations, Inc.*	11,182	436
International Game Technology PLC	12,323	218
Jack in the Box, Inc.	3,369	140
Life Time Group Holdings, Inc.*	22,400	495
Marriott Vacations Worldwide Corp.	4,000	359
Monarch Casino & Resort, Inc.	1,254	99
Nathan's Famous, Inc.	1,277	100
Papa John's International, Inc.	4,056	167
Penn Entertainment, Inc.*	17,200	341
Red Robin Gourmet Burgers, Inc.(1) *	87	—
Red Rock Resorts, Inc., Class A	9,940	460
Shake Shack, Inc., Class A*	4,009	520
Six Flags Entertainment Corp.	8,864	427
Sportradar Group A.G., Class A*	33,600	583
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	12,185	615
United Parks & Resorts, Inc.*	7,200	405
Wendy's (The) Co.	22,900	373
		8,963
Household Durables – 2.2%
Beazer Homes U.S.A., Inc.*	4,158	114
Cavco Industries, Inc.*	1,543	688
Century Communities, Inc.	2,983	219
Champion Homes, Inc.*	8,092	713
Dream Finders Homes, Inc., Class A*	10,600	247
Ethan Allen Interiors, Inc.	4,260	120
Flexsteel Industries, Inc.	3,571	194
GoPro, Inc., Class A*	12,524	13
Green Brick Partners, Inc.*	5,100	288
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Household Durables – 2.2%continued
Hamilton Beach Brands Holding Co., Class A	2,325	$39
Hooker Furnishings Corp.	1,332	19
Hovnanian Enterprises, Inc., Class A*	284	38
Installed Building Products, Inc.	3,787	664
iRobot Corp.*	4,502	35
KB Home	12,827	843
La-Z-Boy, Inc.	7,559	329
Lifetime Brands, Inc.	499	3
M/I Homes, Inc.*	3,426	455
Meritage Homes Corp.	5,423	834
Newell Brands, Inc.	46,800	466
Nobility Homes, Inc.	722	24
Sonos, Inc.*	13,411	202
Taylor Morrison Home Corp.*	18,883	1,156
Tri Pointe Homes, Inc.*	18,248	662
Universal Electronics, Inc.*	3,122	34
VOXX International Corp.*	2,952	22
Worthington Enterprises, Inc.	9,773	392
		8,813
Household Products – 0.6%
Central Garden & Pet Co.*	9,000	349
Central Garden & Pet Co., Class A*	7,612	251
Energizer Holdings, Inc.	9,110	318
Oil-Dri Corp. of America	3,250	285
Spectrum Brands Holdings, Inc.	5,598	473
WD-40 Co.	2,109	512
		2,188
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class C	13,565	353
Ormat Technologies, Inc.	6,756	457
		810
Industrial Real Estate Investment Trusts – 0.5%
Industrial Logistics Properties Trust	8,822	32
Innovative Industrial Properties, Inc.	3,895	260
LXP Industrial Trust	34,014	276
Plymouth Industrial REIT, Inc.	4,103	73
STAG Industrial, Inc.	22,518	762
Terreno Realty Corp.	10,370	613
		2,016
Insurance – 2.5%
Ambac Financial Group, Inc.*	5,197	66
American Coastal Insurance Corp.	3,868	52
NORTHERN FUNDS QUARTERLY REPORT  114 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Insurance – 2.5%continued
AMERISAFE, Inc.	2,999	$155
Assured Guaranty Ltd.	8,683	781
Atlantic American Corp.	5,341	8
Baldwin Insurance Group (The), Inc.*	9,100	353
Brighthouse Financial, Inc.*	10,289	494
Citizens, Inc.*	4,968	20
CNO Financial Group, Inc.	32,990	1,228
Donegal Group, Inc., Class A	4,328	67
Employers Holdings, Inc.	7,352	377
Enstar Group Ltd.*	1,388	447
F&G Annuities & Life, Inc.	13,792	571
Genworth Financial, Inc.*	56,619	396
Goosehead Insurance, Inc., Class A*	2,955	317
Greenlight Capital Re Ltd., Class A*	11,236	157
Investors Title Co.	555	131
Kansas City Life Insurance Co.	1,538	56
Kemper Corp.	7,987	531
Lemonade, Inc.*	6,894	253
Maiden Holdings Ltd.*	4,084	7
MBIA, Inc.*	15,178	98
Mercury General Corp.	3,431	228
Oscar Health, Inc., Class A*	26,800	360
Palomar Holdings, Inc.*	3,349	354
ProAssurance Corp.*	10,733	171
Safety Insurance Group, Inc.	1,963	162
Selective Insurance Group, Inc.	8,699	813
SiriusPoint Ltd.*	10,678	175
Stewart Information Services Corp.	2,433	164
United Fire Group, Inc.	3,546	101
Universal Insurance Holdings, Inc.	3,769	79
White Mountains Insurance Group Ltd.	366	712
		9,884
Interactive Media & Services – 0.6%
Angi, Inc.*	67,808	112
Bumble, Inc., Class A*	11,550	94
Cargurus, Inc.*	12,259	448
Cars.com, Inc.*	8,524	148
EverQuote, Inc., Class A*	3,739	75
QuinStreet, Inc.*	13,316	307
Shutterstock, Inc.	3,057	93
Travelzoo*	4,295	86
TripAdvisor, Inc.*	13,763	203
Yelp, Inc.*	12,350	478
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Interactive Media & Services – 0.6%continued
Ziff Davis, Inc.*	6,878	$374
ZipRecruiter, Inc., Class A*	10,690	77
		2,495
IT Services – 0.6%
ASGN, Inc.*	7,860	655
Brightcove, Inc.*	7,427	32
CSP, Inc.	2,238	36
DigitalOcean Holdings, Inc.*	8,864	302
Fastly, Inc., Class A*	16,307	154
Hackett Group (The), Inc.	5,901	181
Information Services Group, Inc.	3,306	11
Kyndryl Holdings, Inc.*	28,473	985
Tucows, Inc., Class A*	1,366	24
Unisys Corp.*	4,976	32
		2,412
Leisure Products – 0.3%
Acushnet Holdings Corp.	5,106	363
American Outdoor Brands, Inc.*	2,130	32
Clarus Corp.	4,340	19
Escalade, Inc.	4,178	60
JAKKS Pacific, Inc.*	469	13
Johnson Outdoors, Inc., Class A	2,685	89
Malibu Boats, Inc., Class A*	3,063	115
Marine Products Corp.	5,971	55
Sturm Ruger & Co., Inc.	2,226	79
Topgolf Callaway Brands Corp.*	12,872	101
YETI Holdings, Inc.*	11,300	435
		1,361
Life Sciences Tools & Services – 0.5%
Alpha Teknova, Inc.*	2,383	20
Azenta, Inc.*	9,983	499
BioLife Solutions, Inc.*	8,309	216
Champions Oncology, Inc.*	5,742	49
Codexis, Inc.*	8,021	38
CryoPort, Inc.*	4,770	37
Fortrea Holdings, Inc.*	11,765	219
Harvard Bioscience, Inc.*	20,337	43
Lifecore Biomedical, Inc.*	3,540	26
Maravai LifeSciences Holdings, Inc., Class A*	14,132	77
Mesa Laboratories, Inc.	1,626	215
Nautilus Biotechnology, Inc.*	16,090	27
Omniab, Inc.(2) *	1,740	—
EQUITY FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Life Sciences Tools & Services – 0.5%continued
OmniAb, Inc.*	18,033	$64
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	10,108	108
Sotera Health Co.*	28,600	391
Standard BioTools, Inc.*	13,763	24
		2,053
Machinery – 4.0%
Alamo Group, Inc.	1,799	334
Albany International Corp., Class A	4,941	395
Astec Industries, Inc.	4,415	148
Atmus Filtration Technologies, Inc.	12,200	478
Barnes Group, Inc.	9,015	426
Chart Industries, Inc.*	5,400	1,031
Columbus McKinnon Corp.	2,627	98
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	3,476	82
Eastern (The) Co.	1,336	35
Enerpac Tool Group Corp.	9,784	402
Enpro, Inc.	2,982	514
ESCO Technologies, Inc.	4,508	600
Federal Signal Corp.	12,295	1,136
Franklin Electric Co., Inc.	7,324	714
FreightCar America, Inc.*	1,516	14
Gorman-Rupp (The) Co.	5,038	191
Graham Corp.*	3,527	157
Greenbrier (The) Cos., Inc.	3,913	239
Helios Technologies, Inc.	3,060	137
Hillenbrand, Inc.	11,834	364
Hurco Cos., Inc.	1,399	27
Hyster-Yale, Inc.	2,898	148
John Bean Technologies Corp.	4,966	631
Kadant, Inc.	1,554	536
Kennametal, Inc.	13,679	329
L.B. Foster Co., Class A*	1,660	45
Lindsay Corp.	1,681	199
Miller Industries, Inc.	2,554	167
Mueller Industries, Inc.	18,159	1,441
Mueller Water Products, Inc., Class A	26,066	586
Omega Flex, Inc.	1,306	55
Proto Labs, Inc.*	4,147	162
Shyft Group (The), Inc.	2,810	33
SPX Technologies, Inc.*	8,295	1,207
Standex International Corp.	3,188	596
Stratasys Ltd.*	7,209	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Machinery – 4.0%continued
Taylor Devices, Inc.*	1,126	$47
Tennant Co.	3,135	256
Terex Corp.	8,698	402
Titan International, Inc.*	9,625	65
Trinity Industries, Inc.	14,656	514
Twin Disc, Inc.	2,673	31
Wabash National Corp.	5,168	89
Watts Water Technologies, Inc., Class A	4,687	953
		16,079
Marine Transportation – 0.4%
Golden Ocean Group Ltd.	17,556	157
Matson, Inc.	8,033	1,083
Star Bulk Carriers Corp.	15,961	239
		1,479
Media – 0.6%
AMC Networks, Inc., Class A*	6,091	60
Boston Omaha Corp., Class A(1) *	1	—
Cable One, Inc.	788	285
Cumulus Media, Inc., Class A*	5,103	3
EchoStar Corp., Class A*	22,300	511
Emerald Holding, Inc.	7,411	36
EW Scripps (The) Co., Class A*	5,236	12
Gannett Co., Inc.*	18,581	94
Gray Television, Inc.	18,172	57
Harte Hanks, Inc.*	790	4
iHeartMedia, Inc., Class A*	14,791	29
John Wiley & Sons, Inc., Class A	7,371	322
Magnite, Inc.*	9,297	148
Marchex, Inc., Class B*	6,498	11
Saga Communications, Inc., Class A	1,120	12
Scholastic Corp.	5,485	117
Sinclair, Inc.	8,764	142
TechTarget, Inc.*	3,357	67
TEGNA, Inc.	31,700	580
		2,490
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.*	1,676	335
Ampco-Pittsburgh Corp.*	2,028	4
Arch Resources, Inc.	1,915	271
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	8,775	1,489
Coeur Mining, Inc.*	36,949	211
Commercial Metals Co.	18,145	900
NORTHERN FUNDS QUARTERLY REPORT  116 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Metals & Mining – 1.5%continued
Constellium S.E.*	21,188	$218
Contango ORE, Inc.*	231	2
Fortitude Gold Corp.	3,687	18
Hecla Mining Co.	86,000	422
Kaiser Aluminum Corp.	2,423	170
Materion Corp.	5,417	536
MP Materials Corp.*	18,320	286
Olympic Steel, Inc.	2,613	86
Piedmont Lithium, Inc.*	1,476	13
Radius Recycling, Inc.	2,356	36
SunCoke Energy, Inc.	2,103	23
Tredegar Corp.*	5,368	41
Universal Stainless & Alloy Products, Inc.*	2,762	122
Warrior Met Coal, Inc.	9,336	506
Worthington Steel, Inc.	9,773	311
		6,001
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,524	41
AG Mortgage Investment Trust, Inc.	2,012	13
Apollo Commercial Real Estate Finance, Inc.	26,224	227
Arbor Realty Trust, Inc.	19,865	275
ARMOUR Residential REIT, Inc.	1,199	23
Blackstone Mortgage Trust, Inc., Class A	20,588	358
BrightSpire Capital, Inc.	9,556	54
Cherry Hill Mortgage Investment Corp.	3,301	9
Dynex Capital, Inc.	2,921	37
Ellington Financial, Inc.	1,171	14
Franklin BSP Realty Trust, Inc.	6,750	85
Granite Point Mortgage Trust, Inc.	4,893	14
Invesco Mortgage Capital, Inc.	1,859	15
Ladder Capital Corp.	22,137	248
New York Mortgage Trust, Inc.	8,803	53
Orchid Island Capital, Inc.	963	7
Ready Capital Corp.	3,961	27
Redwood Trust, Inc.	9,341	61
Two Harbors Investment Corp.	6,853	81
		1,642
Multi-Utilities – 0.4%
Avista Corp.	11,017	404
Black Hills Corp.	10,222	598
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Multi-Utilities – 0.4%continued
Northwestern Energy Group, Inc.	9,079	$485
Unitil Corp.	2,930	159
		1,646
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	25,974	146
City Office REIT, Inc.	10,928	60
COPT Defense Properties	15,328	474
Douglas Emmett, Inc.	23,120	429
Easterly Government Properties, Inc.	12,339	140
Equity Commonwealth*	15,972	28
Franklin Street Properties Corp.	12,850	24
Highwoods Properties, Inc.	14,764	452
Hudson Pacific Properties, Inc.	20,044	61
Paramount Group, Inc.	27,339	135
Piedmont Office Realty Trust, Inc., Class A	18,589	170
SL Green Realty Corp.	9,087	617
		2,736
Oil, Gas & Consumable Fuels – 3.3%
Adams Resources & Energy, Inc.	3,390	128
Ardmore Shipping Corp.	17,985	219
Baytex Energy Corp.	31,551	81
California Resources Corp.	11,149	579
Centrus Energy Corp., Class A*	679	45
Clean Energy Fuels Corp.*	11,522	29
CNX Resources Corp.*	20,868	765
Comstock Resources, Inc.*	13,360	243
CONSOL Energy, Inc.	5,225	557
Crescent Energy Co., Class A	2,784	41
CVR Energy, Inc.	15,432	289
Delek U.S. Holdings, Inc.	9,360	173
DHT Holdings, Inc.	23,194	216
Dorian LPG Ltd.	592	14
Evolution Petroleum Corp.	14,290	75
FLEX LNG Ltd.	8,200	188
Frontline PLC	20,550	292
FutureFuel Corp.	5,656	30
Golar LNG Ltd.	18,508	783
Green Plains, Inc.*	12,905	122
Gulfport Energy Corp.*	2,793	515
Hallador Energy Co.*	9,939	114
International Seaways, Inc.	7,806	281
Kinetik Holdings, Inc.	9,100	516
Kosmos Energy Ltd.*	53,047	181
EQUITY FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Magnolia Oil & Gas Corp., Class A	24,184	$565
Murphy Oil Corp.	21,359	646
NACCO Industries, Inc., Class A	3,139	94
Navigator Holdings Ltd.	10,228	157
Nordic American Tankers Ltd.	10,017	25
Northern Oil & Gas, Inc.	11,387	423
Par Pacific Holdings, Inc.*	3,870	63
PBF Energy, Inc., Class A	18,195	483
Peabody Energy Corp.	17,087	358
PHX Minerals, Inc.	5,642	23
PrimeEnergy Resources Corp.*	1,250	275
REX American Resources Corp.*	9,481	395
SandRidge Energy, Inc.	3,744	44
Scorpio Tankers, Inc.	9,808	487
SFL Corp. Ltd.	16,042	164
Sitio Royalties Corp., Class A	12,169	233
SM Energy Co.	17,605	682
Teekay Corp. Ltd.	11,868	82
Teekay Tankers Ltd., Class A	5,257	209
Uranium Energy Corp.*	55,309	370
VAALCO Energy, Inc.	13,798	60
Viper Energy, Inc.	10,790	530
W&T Offshore, Inc.	32,957	55
World Kinect Corp.	9,653	266
		13,165
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,829	84
Magnera Corp.*	32	1
Sylvamo Corp.	5,200	411
		496
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	4,988	438
SkyWest, Inc.*	9,148	916
		1,354
Personal Care Products – 0.3%
Edgewell Personal Care Co.	8,473	285
Interparfums, Inc.	2,969	390
Medifast, Inc.*	3,074	54
Natural Alternatives International, Inc.*	1,147	5
Nature's Sunshine Products, Inc.*	2,904	42
Nu Skin Enterprises, Inc., Class A	10,536	73
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Personal Care Products – 0.3%continued
Oddity Tech Ltd., Class A*	7,600	$319
USANA Health Sciences, Inc.*	1,803	65
		1,233
Pharmaceuticals – 1.8%
Alto Neuroscience, Inc.*	8,300	35
Amneal Pharmaceuticals, Inc.*	31,214	247
Amphastar Pharmaceuticals, Inc.*	8,669	322
ANI Pharmaceuticals, Inc.*	2,875	159
Assertio Holdings, Inc.*	2,602	2
Atea Pharmaceuticals, Inc.*	8,196	27
Axsome Therapeutics, Inc.*	3,649	309
Biote Corp., Class A*	14,100	87
Cassava Sciences, Inc.*	8,595	20
Collegium Pharmaceutical, Inc.*	12,666	363
Contineum Therapeutics, Inc., Class A*	4,800	70
Corcept Therapeutics, Inc.*	22,852	1,152
Enliven Therapeutics, Inc.*	7,139	161
Evolus, Inc.*	8,700	96
EyePoint Pharmaceuticals, Inc.*	10,600	79
Fulcrum Therapeutics, Inc.*	18,480	87
GH Research PLC*	7,700	54
Harmony Biosciences Holdings, Inc.*	2,877	99
Harrow, Inc.*	12,923	434
Innoviva, Inc.*	20,931	363
Ligand Pharmaceuticals, Inc.*	3,710	398
Liquidia Corp.*	7,400	87
MediWound Ltd.*	6,300	112
Ocular Therapeutix, Inc.*	395	3
Oculis Holding A.G.*	7,800	133
Omeros Corp.*	12,608	125
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	8,802	166
Phathom Pharmaceuticals, Inc.*	7,800	63
Phibro Animal Health Corp., Class A	6,645	140
Pliant Therapeutics, Inc.*	8,600	113
Prestige Consumer Healthcare, Inc.*	9,459	739
Rani Therapeutics Holdings, Inc., Class A*	23,700	32
scPharmaceuticals, Inc.*	9,598	34
SIGA Technologies, Inc.	5,470	33
Supernus Pharmaceuticals, Inc.*	8,524	308
Tarsus Pharmaceuticals, Inc.*	3,400	188
Terns Pharmaceuticals, Inc.*	12,500	69
Theravance Biopharma, Inc.*	7,659	72
NORTHERN FUNDS QUARTERLY REPORT  118 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Pharmaceuticals – 1.8%continued
Third Harmonic Bio, Inc.*	7,500	$77
Tilray Brands, Inc.*	97,180	129
Verrica Pharmaceuticals, Inc.*	17,921	13
WaVe Life Sciences Ltd.*	5,884	73
		7,273
Professional Services – 2.6%
Alight, Inc., Class A	46,913	325
Asure Software, Inc.*	961	9
Barrett Business Services, Inc.	14,176	616
CBIZ, Inc.*	17,751	1,453
Conduent, Inc.*	22,586	91
CRA International, Inc.	2,989	559
CSG Systems International, Inc.	5,719	292
DLH Holdings Corp.*	980	8
ExlService Holdings, Inc.*	24,889	1,105
Exponent, Inc.	9,219	821
Forrester Research, Inc.*	4,936	77
Franklin Covey Co.*	3,761	141
Heidrick & Struggles International, Inc.	5,024	223
Huron Consulting Group, Inc.*	3,036	377
ICF International, Inc.	3,028	361
Insperity, Inc.	6,281	487
Kelly Services, Inc., Class A	3,755	52
Korn Ferry	8,785	593
ManpowerGroup, Inc.	6,697	387
Maximus, Inc.	7,920	591
NV5 Global, Inc.*	8,696	164
Resources Connection, Inc.	5,977	51
Steel Connect, Inc.*	939	12
TriNet Group, Inc.	6,500	590
TrueBlue, Inc.*	6,011	50
TTEC Holdings, Inc.	3,274	16
Verra Mobility Corp.*	19,838	480
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,342	89
WNS Holdings Ltd.*	6,700	317
		10,341
Real Estate Management & Development – 0.5%
American Realty Investors, Inc.*	1,398	20
AMREP Corp.*	1,346	42
Anywhere Real Estate, Inc.*	14,235	47
Compass, Inc., Class A*	52,201	305
Cushman & Wakefield PLC*	16,404	215
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Real Estate Management & Development – 0.5%continued
Douglas Elliman, Inc.*	5,110	$9
eXp World Holdings, Inc.	8,467	97
Forestar Group, Inc.*	8,189	212
FRP Holdings, Inc.*	1,699	52
Kennedy-Wilson Holdings, Inc.	18,214	182
Newmark Group, Inc., Class A	18,517	237
RE/MAX Holdings, Inc., Class A*	4,860	52
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	5,039	226
Star Holdings*	2,266	22
Stratus Properties, Inc.*	1,183	25
Tejon Ranch Co.*	6,226	99
Transcontinental Realty Investors, Inc.*	325	10
		1,854
Residential Real Estate Investment Trusts – 0.4%
Bluerock Homes Trust, Inc.*	1,334	18
BRT Apartments Corp.	2,453	44
Centerspace	1,311	87
Elme Communities	11,823	181
Independence Realty Trust, Inc.	31,218	619
NexPoint Residential Trust, Inc.	2,979	124
UMH Properties, Inc.	6,464	122
Veris Residential, Inc.	13,611	226
		1,421
Retail Real Estate Investment Trusts – 1.1%
Acadia Realty Trust	13,568	328
Alexander's, Inc.	510	102
Curbline Properties Corp.	9,070	211
Getty Realty Corp.	5,866	177
InvenTrust Properties Corp.	9,952	300
Kite Realty Group Trust	32,314	816
Macerich (The) Co.	21,309	424
Phillips Edison & Co., Inc.	16,835	631
Retail Opportunity Investments Corp.	19,856	345
Saul Centers, Inc.	1,569	61
SITE Centers Corp.	4,535	69
Tanger, Inc.	12,030	410
Urban Edge Properties	17,037	366
Whitestone REIT	12,527	177
		4,417
Semiconductors & Semiconductor Equipment – 2.6%
ACM Research, Inc., Class A*	8,501	128
Alpha & Omega Semiconductor Ltd.*	4,219	156
EQUITY FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Semiconductors & Semiconductor Equipment – 2.6%continued
Ambarella, Inc.*	5,122	$373
Amtech Systems, Inc.*	597	3
Axcelis Technologies, Inc.*	8,810	616
Camtek Ltd.	6,166	498
CEVA, Inc.*	3,404	107
Cohu, Inc.*	3,840	103
Credo Technology Group Holding Ltd.*	13,062	878
Diodes, Inc.*	6,974	430
FormFactor, Inc.*	11,017	485
Ichor Holdings Ltd.*	3,236	104
Impinj, Inc.*	3,800	552
inTEST Corp.*	3,861	33
Kopin Corp.(1) *	280	—
Kulicke & Soffa Industries, Inc.	9,712	453
MagnaChip Semiconductor Corp.*	3,021	12
Meta Materials, Inc.*	1	—
Nova Ltd.*	2,364	466
NVE Corp.	1,592	130
PDF Solutions, Inc.*	11,621	315
Penguin Solutions, Inc.*	11,727	225
Photronics, Inc.*	5,562	131
Power Integrations, Inc.	7,900	488
Rambus, Inc.*	15,445	816
Semtech Corp.*	8,667	536
SiTime Corp.*	2,500	536
Synaptics, Inc.*	5,545	423
Tower Semiconductor Ltd.*	15,008	773
Ultra Clean Holdings, Inc.*	9,816	353
Veeco Instruments, Inc.*	10,743	288
		10,411
Software – 5.3%
ACI Worldwide, Inc.*	17,473	907
Adeia, Inc.	14,728	206
Agilysys, Inc.*	4,525	596
Alarm.com Holdings, Inc.*	5,423	330
Altair Engineering, Inc., Class A*	11,420	1,246
Blackbaud, Inc.*	7,588	561
BlackLine, Inc.*	7,432	452
Box, Inc., Class A*	21,092	667
Braze, Inc., Class A*	13,900	582
Cellebrite DI Ltd.*	28,500	628
Cerence, Inc.*	118	1
Clearwater Analytics Holdings, Inc., Class A*	30,100	828
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Software – 5.3%continued
Commvault Systems, Inc.*	5,808	$876
Consensus Cloud Solutions, Inc.*	2,328	56
Daily Journal Corp.*	267	152
Digimarc Corp.*	4,743	178
Digital Turbine, Inc.*	11,550	20
Domo, Inc., Class B*	4,972	35
DoubleVerify Holdings, Inc.*	19,698	378
eGain Corp.*	4,811	30
Five9, Inc.*	10,046	408
Freshworks, Inc., Class A*	22,310	361
InterDigital, Inc.	6,013	1,165
JFrog Ltd.*	14,360	422
LiveRamp Holdings, Inc.*	8,359	254
Logility Supply Chain Solutions, Inc.	5,499	61
MARA Holdings, Inc.*	36,929	619
NCR Voyix Corp.*	16,279	225
OneSpan, Inc.*	9,517	176
PagerDuty, Inc.*	11,927	218
Progress Software Corp.	6,606	430
Q2 Holdings, Inc.*	7,314	736
Qualys, Inc.*	5,031	705
Rapid7, Inc.*	7,078	285
ReposiTrak, Inc.	33	1
RingCentral, Inc., Class A*	11,602	406
Sapiens International Corp. N.V.	7,701	207
SecureWorks Corp., Class A*	6,092	52
SoundThinking, Inc.*	3,850	50
Sprout Social, Inc., Class A*	7,800	240
SPS Commerce, Inc.*	6,701	1,233
Synchronoss Technologies, Inc.(1) *	1	—
Tenable Holdings, Inc.*	14,050	553
Teradata Corp.*	13,500	421
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	13,062	580
Verint Systems, Inc.*	9,594	263
Vertex, Inc., Class A*	21,011	1,121
Workiva, Inc.*	5,225	572
Xperi, Inc.*	5,891	61
Zeta Global Holdings Corp., Class A*	30,200	543
		21,097
Specialized Real Estate Investment Trusts – 0.5%
EPR Properties	10,076	446
Four Corners Property Trust, Inc.	11,822	321
Gladstone Land Corp.	11,900	129
NORTHERN FUNDS QUARTERLY REPORT  120 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Specialized Real Estate Investment Trusts – 0.5%continued
National Storage Affiliates Trust	8,501	$322
Outfront Media, Inc.	22,535	400
PotlatchDeltic Corp.	12,407	487
Safehold, Inc.	3,320	62
		2,167
Specialty Retail – 2.7%
1-800-Flowers.com, Inc., Class A*	6,679	55
Abercrombie & Fitch Co., Class A*	8,784	1,313
Academy Sports & Outdoors, Inc.	10,074	580
American Eagle Outfitters, Inc.	24,763	413
America's Car-Mart, Inc.*	1,615	83
Arhaus, Inc.	15,800	148
Asbury Automotive Group, Inc.*	2,648	644
Barnes & Noble Education, Inc.*	238	2
Beyond, Inc.*	4,821	24
Boot Barn Holdings, Inc.*	4,103	623
Buckle (The), Inc.	4,565	232
Build-A-Bear Workshop, Inc.	4,175	192
Caleres, Inc.	7,388	171
Camping World Holdings, Inc., Class A	5,790	122
Cato (The) Corp., Class A	4,500	18
Children's Place (The), Inc.*	3,994	42
Citi Trends, Inc.*	4,844	127
Designer Brands, Inc., Class A	9,287	50
Express, Inc.*	215	—
Foot Locker, Inc.*	10,198	222
Genesco, Inc.*	3,693	158
Group 1 Automotive, Inc.	2,995	1,262
GrowGeneration Corp.*	7,118	12
Guess?, Inc.	7,052	99
Haverty Furniture Cos., Inc.	3,491	78
Monro, Inc.	5,374	133
National Vision Holdings, Inc.*	9,858	103
ODP (The) Corp.*	6,011	137
PetMed Express, Inc.*	3,839	18
Revolve Group, Inc.*	9,861	330
Sally Beauty Holdings, Inc.*	21,962	229
Shoe Carnival, Inc.	8,621	285
Signet Jewelers Ltd.	7,116	574
Sleep Number Corp.*	3,253	50
Sonic Automotive, Inc., Class A	7,615	482
Upbound Group, Inc.	7,133	208
Urban Outfitters, Inc.*	9,325	512
Victoria's Secret & Co.*	10,198	422
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Specialty Retail – 2.7%continued
Winmark Corp.	832	$327
Zumiez, Inc.*	5,504	105
		10,585
Technology Hardware, Storage & Peripherals – 0.1%
AstroNova, Inc.*	12,213	146
Immersion Corp.	7,319	64
Intevac, Inc.*	6,981	24
TransAct Technologies, Inc.*	3,462	14
		248
Textiles, Apparel & Luxury Goods – 0.6%
Carter's, Inc.	4,917	266
Culp, Inc.*	3,314	19
Fossil Group, Inc.*	5,469	9
G-III Apparel Group Ltd.*	5,836	190
Kontoor Brands, Inc.	6,215	531
Movado Group, Inc.	3,082	61
Oxford Industries, Inc.	3,791	299
Rocky Brands, Inc.	3,426	78
Steven Madden Ltd.	12,695	540
Superior Group of Cos., Inc.	3,427	57
Under Armour, Inc., Class A*	49,200	407
Unifi, Inc.*	588	4
Vera Bradley, Inc.*	3,065	12
		2,473
Tobacco – 0.1%
Turning Point Brands, Inc.	208	13
Universal Corp.	4,414	242
		255
Total Broadband and Communications – 0.0%
Machten, Inc.*	893	6
Trading Companies & Distributors – 2.8%
Applied Industrial Technologies, Inc.	7,340	1,758
Beacon Roofing Supply, Inc.*	10,790	1,096
BlueLinx Holdings, Inc.*	2,716	278
Boise Cascade Co.	6,673	793
Distribution Solutions Group, Inc.*	6,468	223
DNOW, Inc.*	13,896	181
DXP Enterprises, Inc.*	1,470	121
EVI Industries, Inc.	2,177	36
FTAI Aviation Ltd.	12,900	1,858
GATX Corp.	5,324	825
Global Industrial Co.	6,332	157
GMS, Inc.*	6,594	559
EQUITY FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Trading Companies & Distributors – 2.8%continued
H&E Equipment Services, Inc.	3,761	$184
Herc Holdings, Inc.	3,850	729
McGrath RentCorp	4,766	533
MRC Global, Inc.*	13,458	172
Rush Enterprises, Inc., Class A	18,981	1,040
Titan Machinery, Inc.*	1,654	23
Transcat, Inc.*	3,203	339
Willis Lease Finance Corp.	1,963	407
		11,312
Water Utilities – 0.5%
American States Water Co.	6,634	516
Artesian Resources Corp., Class A	3,331	105
Cadiz, Inc.*	12,010	63
California Water Service Group	8,347	378
Consolidated Water Co. Ltd.	7,935	205
Middlesex Water Co.	4,987	263
SJW Group	4,485	221
York Water (The) Co.	3,497	114
		1,865
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	5,882	48
Spok Holdings, Inc.	11,202	180
Telephone and Data Systems, Inc.	14,371	490
		718
Total Common Stocks
(Cost $237,092)		391,728

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	167	7
Total Master Limited Partnerships
(Cost $5)		7

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	65
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	16
Total Preferred Stocks
(Cost $93)		81

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	$—
Adamas Pharmaceuticals, Inc. (NASDAQ Exchange) (Contingent Value Rights)(1) (2) (4) *	7,545	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	4
Inhibrx, Inc. (Contingent Value Rights)(2) (4) *	7,862	—
Radius Health, Inc. (Contingent Value Rights)(2) (4) *	8,494	—
Sinovac Biotech Ltd.(2) (4) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		4
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc.(2) (4) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	3,331	—
		—
Total Rights
(Cost $132)		4

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$3
NORTHERN FUNDS QUARTERLY REPORT  122 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
Pulse Biosciences, Exp. 6/27/29, Strike $0.00*	1,625	$5
Pulse Biosciences, Exp. 6/29/27, Strike $0.00*	1,625	5
Total Warrants
(Cost $—)		13

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(5) (6)	7,057,606	$7,058
Total Investment Companies
(Cost $7,058)		7,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.24%, 3/27/25(7) (8)	$575	$569
Total Short-Term Investments
(Cost $569)		569

Total Investments – 100.1%
(Cost $244,949)		399,460
Liabilities less Other Assets – (0.1%)		(260)
NET ASSETS – 100.0%		$399,200

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to approximately $4,000 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Adamas Pharmaceuticals, Inc. (NASDAQ Exchange) (Contingent Value Rights)	11/26/21	—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	$—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Inhibrx, Inc. (Contingent Value Rights)	5/31/24	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Radius Health, Inc. (Contingent Value Rights)	8/16/22	1
Resolute Forest Products, Inc.	3/1/23	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)	6/9/23	—
Sinovac Biotech Ltd.	3/29/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2024 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	65	$7,312	Long	3/25	$(420)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest
EQUITY FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$37,790	$14	$—	$37,804
Biotechnology	23,791	—	16	23,807
Diversified Telecommunication Services	1,555	85	—	1,640
Financial Services	10,062	28	—	10,090
All Other Industries(1)	318,387	—	—	318,387
Total Common Stocks	391,585	127	16	391,728
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Master Limited Partnerships	$7	$—	$—	$7
Preferred Stocks(1)	81	—	—	81
Rights(1)	—	—	4	4
Warrants	3	10	—	13
Investment Companies	7,058	—	—	7,058
Short-Term Investments	—	569	—	569
Total Investments	$398,734	$706	$20	$399,460
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(420)	$—	$—	$(420)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$99	$—	$18	$40	$(43)	$3	$78	6,576
Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,317	54,442	54,701	—	—	612	7,058	7,057,606
Total	$7,416	$54,442	$54,719	$40	$(43)	$615	7,136	7,064,182
NORTHERN FUNDS QUARTERLY REPORT  124 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Aerospace & Defense – 1.4%
AAR Corp.*	16,412	$1,006
AeroVironment, Inc.*	13,150	2,024
AerSale Corp.*	15,740	99
Archer Aviation, Inc., Class A*	110,132	1,074
Astronics Corp.*	13,607	217
Byrna Technologies, Inc.*	8,381	241
Cadre Holdings, Inc.	12,048	389
Ducommun, Inc.*	6,303	401
Eve Holding, Inc.*	23,314	127
Intuitive Machines, Inc.*	14,788	269
Kratos Defense & Security Solutions, Inc.*	68,970	1,819
Leonardo DRS, Inc.*	34,435	1,113
Mercury Systems, Inc.*	24,544	1,031
Moog, Inc., Class A	13,323	2,623
National Presto Industries, Inc.	2,506	247
Park Aerospace Corp.	8,401	123
Redwire Corp.*	11,261	185
Rocket Lab U.S.A., Inc.*	162,756	4,145
Triumph Group, Inc.*	33,913	633
V2X, Inc.*	6,669	319
Virgin Galactic Holdings, Inc.*	12,663	74
VirTra, Inc.*	5,304	36
		18,195
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	23,815	523
Forward Air Corp.*	11,482	370
Hub Group, Inc., Class A	28,210	1,257
Radiant Logistics, Inc.*	16,193	109
		2,259
Automobile Components – 1.1%
Adient PLC*	41,109	708
American Axle & Manufacturing Holdings, Inc.*	54,661	319
Cooper-Standard Holdings, Inc.*	7,359	100
Dana, Inc.	60,864	704
Dorman Products, Inc.*	12,163	1,576
Fox Factory Holding Corp.*	19,910	603
Gentherm, Inc.*	14,212	567
Goodyear Tire & Rubber (The) Co.*	133,545	1,202
Holley, Inc.*	22,148	67
LCI Industries	11,541	1,193
Luminar Technologies, Inc.*	11,125	60
Modine Manufacturing Co.*	24,118	2,796
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Automobile Components – 1.1%continued
Patrick Industries, Inc.	15,236	$1,266
Phinia, Inc.	19,732	950
Solid Power, Inc.*	70,972	134
Standard Motor Products, Inc.	9,553	296
Stoneridge, Inc.*	13,207	83
Visteon Corp.*	12,822	1,137
XPEL, Inc.*	11,844	473
		14,234
Automobiles – 0.1%
Livewire Group, Inc.*	9,068	43
Winnebago Industries, Inc.	13,097	626
		669
Banks – 10.1%
1st Source Corp.	8,719	509
ACNB Corp.	3,960	158
Amalgamated Financial Corp.	8,462	283
Amerant Bancorp, Inc.	17,324	388
Ameris Bancorp	30,940	1,936
Ames National Corp.	3,644	60
Arrow Financial Corp.	7,615	219
Associated Banc-Corp	75,870	1,813
Atlantic Union Bankshares Corp.	42,069	1,594
Axos Financial, Inc.*	25,630	1,790
Banc of California, Inc.	64,627	999
BancFirst Corp.	9,266	1,086
Bancorp (The), Inc.*	22,080	1,162
Bank First Corp.	4,543	450
Bank of Hawaii Corp.	18,343	1,307
Bank of Marin Bancorp	7,470	178
Bank of NT Butterfield & Son (The) Ltd.	20,988	767
Bank7 Corp.	1,955	91
BankUnited, Inc.	34,713	1,325
Bankwell Financial Group, Inc.	3,000	93
Banner Corp.	16,184	1,081
Bar Harbor Bankshares	7,231	221
BayCom Corp.	4,938	133
BCB Bancorp, Inc.	7,612	90
Berkshire Hills Bancorp, Inc.	19,897	566
Blue Foundry Bancorp*	10,162	100
Bridgewater Bancshares, Inc.*	9,121	123
Brookline Bancorp, Inc.	40,654	480
Burke & Herbert Financial Services Corp.	6,355	396
Business First Bancshares, Inc.	10,994	283
EQUITY FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 10.1%continued
Byline Bancorp, Inc.	14,835	$430
Cadence Bank	85,410	2,942
California BanCorp*	11,581	192
Camden National Corp.	6,951	297
Capital Bancorp, Inc.	4,310	123
Capital City Bank Group, Inc.	6,458	237
Capitol Federal Financial, Inc.	58,556	346
Carter Bankshares, Inc.*	10,246	180
Cathay General Bancorp	32,698	1,557
Central Pacific Financial Corp.	12,459	362
Chemung Financial Corp.	1,550	76
ChoiceOne Financial Services, Inc.	3,882	138
Citizens & Northern Corp.	6,563	122
Citizens Financial Services, Inc.	2,169	137
City Holding Co.	6,821	808
Civista Bancshares, Inc.	6,822	144
CNB Financial Corp.	9,697	241
Coastal Financial Corp.*	5,228	444
Colony Bankcorp, Inc.	7,411	120
Columbia Financial, Inc.*	12,321	195
Community Financial System, Inc.	24,566	1,515
Community Trust Bancorp, Inc.	7,172	380
Community West Bancshares	7,900	153
ConnectOne Bancorp, Inc.	16,920	388
CrossFirst Bankshares, Inc.*	21,122	320
Customers Bancorp, Inc.*	13,707	667
CVB Financial Corp.	61,870	1,325
Dime Community Bancshares, Inc.	16,478	506
Eagle Bancorp, Inc.	13,544	353
Eastern Bankshares, Inc.	90,483	1,561
Enterprise Bancorp, Inc.	4,484	177
Enterprise Financial Services Corp.	17,353	979
Equity Bancshares, Inc., Class A	6,713	285
Esquire Financial Holdings, Inc.	3,285	261
ESSA Bancorp, Inc.	3,757	73
Farmers & Merchants Bancorp, Inc.	6,141	181
Farmers National Banc Corp.	16,516	235
FB Financial Corp.	16,642	857
Fidelity D&D Bancorp, Inc.	2,149	105
Financial Institutions, Inc.	6,898	188
First BanCorp	76,146	1,416
First Bancorp (New York Exchange)	18,618	819
First Bancorp (The), Inc.	5,028	137
First Bancshares (The), Inc.	14,333	502
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 10.1%continued
First Bank	9,330	$131
First Busey Corp.	24,636	581
First Business Financial Services, Inc.	3,851	178
First Commonwealth Financial Corp.	46,905	794
First Community Bankshares, Inc.	7,941	331
First Financial Bancorp	43,933	1,181
First Financial Bankshares, Inc.	61,028	2,200
First Financial Corp.	5,463	252
First Financial Northwest, Inc.	3,248	70
First Foundation, Inc.	30,191	187
First Internet Bancorp	3,789	136
First Interstate BancSystem, Inc., Class A	36,938	1,199
First Merchants Corp.	27,374	1,092
First Mid Bancshares, Inc.	10,687	393
First of Long Island (The) Corp.	9,411	110
First Western Financial, Inc.*	3,806	74
Five Star Bancorp	8,037	242
Flagstar Financial, Inc.	117,927	1,100
Flushing Financial Corp.	12,368	177
FS Bancorp, Inc.	3,299	135
Fulton Financial Corp.	84,987	1,639
FVCBankcorp, Inc.*	7,198	90
German American Bancorp, Inc.	13,524	544
Glacier Bancorp, Inc.	53,428	2,683
Great Southern Bancorp, Inc.	4,029	241
Greene County Bancorp, Inc.	3,225	89
Guaranty Bancshares, Inc.	3,794	131
Hancock Whitney Corp.	40,551	2,219
Hanmi Financial Corp.	14,284	337
HarborOne Bancorp, Inc.	17,600	208
HBT Financial, Inc.	6,338	139
Heartland Financial U.S.A., Inc.	19,830	1,216
Heritage Commerce Corp.	27,116	254
Heritage Financial Corp.	16,096	394
Hilltop Holdings, Inc.	21,552	617
Hingham Institution For Savings (The)	740	188
Home Bancorp, Inc.	3,376	156
Home BancShares, Inc.	87,404	2,474
HomeStreet, Inc.*	8,557	98
HomeTrust Bancshares, Inc.	6,680	225
Hope Bancorp, Inc.	53,658	659
Horizon Bancorp, Inc.	20,753	334
Independent Bank Corp.	9,354	326
NORTHERN FUNDS QUARTERLY REPORT  126 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 10.1%continued
Independent Bank Corp. (NASDAQ Exchange)	19,944	$1,280
Independent Bank Group, Inc.	16,922	1,027
International Bancshares Corp.	25,428	1,606
Investar Holding Corp.	4,359	96
John Marshall Bancorp, Inc.	5,500	110
Kearny Financial Corp.	25,925	184
Lakeland Financial Corp.	11,680	803
LCNB Corp.	6,101	92
LINKBANCORP, Inc.	11,365	85
Live Oak Bancshares, Inc.	16,076	636
Mercantile Bank Corp.	7,354	327
Metrocity Bankshares, Inc.	8,600	275
Metropolitan Bank Holding Corp.*	5,020	293
Mid Penn Bancorp, Inc.	7,151	206
Middlefield Banc Corp.	3,489	98
Midland States Bancorp, Inc.	9,322	227
MidWestOne Financial Group, Inc.	8,632	251
MVB Financial Corp.	4,993	103
National Bank Holdings Corp., Class A	17,451	751
National Bankshares, Inc.	2,427	70
NB Bancorp, Inc.*	18,161	328
NBT Bancorp, Inc.	21,393	1,022
Nicolet Bankshares, Inc.	6,315	662
Northeast Bank	3,342	307
Northeast Community Bancorp, Inc.	5,472	134
Northfield Bancorp, Inc.	17,795	207
Northrim BanCorp, Inc.	2,475	193
Northwest Bancshares, Inc.	59,967	791
Norwood Financial Corp.	3,112	85
Oak Valley Bancorp	3,446	101
OceanFirst Financial Corp.	27,349	495
OFG Bancorp	21,350	904
Old National Bancorp	146,949	3,190
Old Second Bancorp, Inc.	20,793	370
Orange County Bancorp, Inc.	2,261	126
Origin Bancorp, Inc.	13,763	458
Orrstown Financial Services, Inc.	8,895	326
Pacific Premier Bancorp, Inc.	44,980	1,121
Park National Corp.	6,707	1,150
Parke Bancorp, Inc.	5,249	108
Pathward Financial, Inc.	11,791	868
PCB Bancorp	4,975	101
Peapack-Gladstone Financial Corp.	8,054	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 10.1%continued
Peoples Bancorp of North Carolina, Inc.	2,119	$66
Peoples Bancorp, Inc.	16,425	520
Peoples Financial Services Corp.	4,287	219
Pioneer Bancorp, Inc.*	5,388	62
Plumas Bancorp	2,559	121
Ponce Financial Group, Inc.*	9,140	119
Preferred Bank	5,898	509
Premier Financial Corp.	16,646	426
Primis Financial Corp.	9,471	110
Princeton Bancorp, Inc.	2,679	92
Provident Bancorp, Inc.*	7,289	83
Provident Financial Services, Inc.	59,341	1,120
QCR Holdings, Inc.	7,761	626
RBB Bancorp	7,509	154
Red River Bancshares, Inc.	2,269	122
Renasant Corp.	29,153	1,042
Republic Bancorp, Inc., Class A	3,901	273
S&T Bancorp, Inc.	17,890	684
Sandy Spring Bancorp, Inc.	20,796	701
Seacoast Banking Corp. of Florida	39,264	1,081
ServisFirst Bancshares, Inc.	23,767	2,014
Shore Bancshares, Inc.	14,212	225
Sierra Bancorp	6,162	178
Simmons First National Corp., Class A	58,146	1,290
SmartFinancial, Inc.	7,681	238
South Plains Financial, Inc.	5,688	198
Southern First Bancshares, Inc.*	3,804	151
Southern Missouri Bancorp, Inc.	4,576	262
Southern States Bancshares, Inc.	4,124	137
Southside Bancshares, Inc.	13,592	432
SouthState Corp.	35,531	3,535
Stellar Bancorp, Inc.	23,102	655
Sterling Bancorp, Inc.*	9,809	47
Stock Yards Bancorp, Inc.	11,929	854
Texas Capital Bancshares, Inc.*	21,611	1,690
Third Coast Bancshares, Inc.*	5,420	184
Timberland Bancorp, Inc.	3,452	105
Tompkins Financial Corp.	6,003	407
Towne Bank	32,695	1,114
TriCo Bancshares	14,822	648
Triumph Financial, Inc.*	10,369	942
TrustCo Bank Corp. NY	8,749	291
Trustmark Corp.	28,523	1,009
EQUITY FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Banks – 10.1%continued
UMB Financial Corp.	20,968	$2,366
United Bankshares, Inc.	61,971	2,327
United Community Banks, Inc.	55,755	1,801
Unity Bancorp, Inc.	3,406	149
Univest Financial Corp.	13,475	398
USCB Financial Holdings, Inc.	5,136	91
Valley National Bancorp	219,187	1,986
Veritex Holdings, Inc.	24,496	665
Virginia National Bankshares Corp.	2,242	86
WaFd, Inc.	31,034	1,001
Washington Trust Bancorp, Inc.	7,685	241
WesBanco, Inc.	26,928	876
West BanCorp, Inc.	7,766	168
Westamerica BanCorp	12,121	636
WSFS Financial Corp.	27,542	1,463
		128,794
Beverages – 0.3%
MGP Ingredients, Inc.	6,731	265
National Beverage Corp.	10,836	462
Primo Brands Corp.	74,156	2,282
Vita Coco (The) Co., Inc.*	18,381	679
		3,688
Biotechnology – 8.2%
2seventy bio, Inc.*	24,083	71
4D Molecular Therapeutics, Inc.*	24,540	137
89bio, Inc.*	39,608	310
Absci Corp.*	34,909	91
ACADIA Pharmaceuticals, Inc.*	56,300	1,033
ACELYRIN, Inc.*	35,769	112
Achieve Life Sciences, Inc.*	14,240	50
Acrivon Therapeutics, Inc.*	5,780	35
Actinium Pharmaceuticals, Inc.*	18,584	23
Acumen Pharmaceuticals, Inc.*	15,431	27
ADC Therapeutics S.A.*	34,126	68
ADMA Biologics, Inc.*	105,000	1,801
Adverum Biotechnologies, Inc.*	8,173	38
Aerovate Therapeutics, Inc.*	3,338	9
Agenus, Inc.*	10,808	30
Agios Pharmaceuticals, Inc.*	26,265	863
Akebia Therapeutics, Inc.*	96,661	184
Akero Therapeutics, Inc.*	31,823	885
Aldeyra Therapeutics, Inc.*	23,597	118
Alector, Inc.*	40,766	77
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 8.2%continued
Alkermes PLC*	75,636	$2,175
Allogene Therapeutics, Inc.*	61,981	132
Altimmune, Inc.*	32,296	233
ALX Oncology Holdings, Inc.*	15,957	27
Amicus Therapeutics, Inc.*	138,008	1,300
AnaptysBio, Inc.*	10,389	138
Anavex Life Sciences Corp.*	34,675	372
Anika Therapeutics, Inc.*	5,880	97
Annexon, Inc.*	44,190	227
Apogee Therapeutics, Inc.*	17,786	806
Applied Therapeutics, Inc.*	38,036	33
Arbutus Biopharma Corp.*	66,030	216
Arcellx, Inc.*	20,078	1,540
Arcturus Therapeutics Holdings, Inc.*	10,960	186
Arcus Biosciences, Inc.*	24,957	372
Arcutis Biotherapeutics, Inc.*	50,315	701
Ardelyx, Inc.*	110,933	562
ArriVent Biopharma, Inc.*	12,897	344
Arrowhead Pharmaceuticals, Inc.*	56,033	1,053
ARS Pharmaceuticals, Inc.*	22,794	240
Artiva Biotherapeutics, Inc.*	6,108	62
Astria Therapeutics, Inc.*	21,888	196
Atossa Therapeutics, Inc.*	51,607	49
Aura Biosciences, Inc.*	20,809	171
Aurinia Pharmaceuticals, Inc.*	62,018	557
Avid Bioservices, Inc.*	29,717	367
Avidity Biosciences, Inc.*	52,118	1,516
Avita Medical, Inc.*	11,312	145
Beam Therapeutics, Inc.*	35,863	889
Bicara Therapeutics, Inc.*	9,369	163
BioCryst Pharmaceuticals, Inc.*	95,701	720
Biohaven Ltd.*	40,359	1,507
Biomea Fusion, Inc.*	14,274	55
Black Diamond Therapeutics, Inc.*	19,795	42
Bluebird Bio, Inc.*	4,591	38
Blueprint Medicines Corp.*	29,808	2,600
Boundless Bio, Inc.*	4,878	14
Bridgebio Pharma, Inc.*	65,515	1,798
C4 Therapeutics, Inc.*	26,098	94
Cabaletta Bio, Inc.*	22,923	52
CAMP4 Therapeutics Corp.*	4,277	22
Candel Therapeutics, Inc.*	10,051	87
Capricor Therapeutics, Inc.*	17,560	242
Cardiff Oncology, Inc.*	20,770	90
NORTHERN FUNDS QUARTERLY REPORT  128 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 8.2%continued
CareDx, Inc.*	23,789	$509
Cargo Therapeutics, Inc.*	16,455	237
Caribou Biosciences, Inc.*	40,520	64
Cartesian Therapeutics, Inc.*	5,031	90
Catalyst Pharmaceuticals, Inc.*	51,987	1,085
Celcuity, Inc.*	15,741	206
Celldex Therapeutics, Inc.*	30,339	767
Century Therapeutics, Inc.*	26,281	27
CervoMed, Inc.*	279	1
CG oncology, Inc.*	21,938	629
Cibus, Inc.*	9,656	27
Climb Bio, Inc.*	16,482	30
Cogent Biosciences, Inc.*	43,444	339
Coherus Biosciences, Inc.*	51,987	72
Compass Therapeutics, Inc.*	49,023	71
Corbus Pharmaceuticals Holdings, Inc.*	5,798	68
Crinetics Pharmaceuticals, Inc.*	40,908	2,092
Cullinan Therapeutics, Inc.*	24,643	300
Cytokinetics, Inc.*	53,342	2,509
Day One Biopharmaceuticals, Inc.*	23,697	300
Denali Therapeutics, Inc.*	58,460	1,191
Design Therapeutics, Inc.*	14,881	92
Dianthus Therapeutics, Inc.*	10,865	237
Disc Medicine, Inc.*	9,355	593
Dynavax Technologies Corp.*	61,081	780
Dyne Therapeutics, Inc.*	38,754	913
Editas Medicine, Inc.*	42,772	54
Elevation Oncology, Inc.*	14,373	8
Enanta Pharmaceuticals, Inc.*	10,296	59
Entrada Therapeutics, Inc.*	11,431	198
Erasca, Inc.*	87,446	219
Fate Therapeutics, Inc.*	49,983	82
Fennec Pharmaceuticals, Inc.*	11,085	70
Fibrobiologics, Inc.*	15,000	30
Foghorn Therapeutics, Inc.*	10,290	49
Galectin Therapeutics, Inc.*	5,806	8
Generation Bio Co.*	28,516	30
Geron Corp.*	274,868	973
Greenwich Lifesciences, Inc.*	3,009	34
Gyre Therapeutics, Inc.*	2,562	31
Halozyme Therapeutics, Inc.*	58,239	2,784
Heron Therapeutics, Inc.*	55,174	84
HilleVax, Inc.*	16,003	33
Humacyte, Inc.*	39,023	197
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 8.2%continued
Ideaya Biosciences, Inc.*	39,833	$1,024
IGM Biosciences, Inc.*	7,878	48
ImmunityBio, Inc.*	64,922	166
Immunome, Inc.*	23,386	248
Immunovant, Inc.*	26,886	666
Inhibrx Biosciences, Inc.*	4,894	75
Inmune Bio, Inc.*	7,178	34
Inovio Pharmaceuticals, Inc.*	15,046	28
Inozyme Pharma, Inc.*	25,534	71
Insmed, Inc.*	80,733	5,574
Intellia Therapeutics, Inc.*	48,131	561
Invivyd, Inc.*	20,192	9
Iovance Biotherapeutics, Inc.*	129,109	955
Ironwood Pharmaceuticals, Inc.*	67,456	299
iTeos Therapeutics, Inc.*	12,897	99
Janux Therapeutics, Inc.*	13,263	710
Jasper Therapeutics, Inc.*	4,941	106
KalVista Pharmaceuticals, Inc.*	15,065	128
Keros Therapeutics, Inc.*	14,656	232
Kiniksa Pharmaceuticals International PLC*	17,636	349
Kodiak Sciences, Inc.*	15,156	151
Korro Bio, Inc.*	2,834	108
Krystal Biotech, Inc.*	11,564	1,812
Kura Oncology, Inc.*	34,571	301
Kymera Therapeutics, Inc.*	22,091	889
Kyverna Therapeutics, Inc.*	13,169	49
Larimar Therapeutics, Inc.*	17,884	69
LENZ Therapeutics, Inc.	5,820	168
Lexeo Therapeutics, Inc.*	11,311	74
Lexicon Pharmaceuticals, Inc.*	61,735	46
Lineage Cell Therapeutics, Inc.*	79,873	40
Lyell Immunopharma, Inc.*	84,203	54
MacroGenics, Inc.*	29,756	97
Madrigal Pharmaceuticals, Inc.*	8,423	2,599
MannKind Corp.*	124,805	803
MeiraGTx Holdings PLC*	22,272	136
Mersana Therapeutics, Inc.*	55,799	80
Metagenomi, Inc.*	12,855	46
MiMedx Group, Inc.*	55,815	537
Mineralys Therapeutics, Inc.*	12,720	157
Mirum Pharmaceuticals, Inc.*	18,408	761
Monte Rosa Therapeutics, Inc.*	19,741	137
Myriad Genetics, Inc.*	42,252	579
EQUITY FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 8.2%continued
Neurogene, Inc.*	4,476	$102
Nkarta, Inc.*	26,542	66
Novavax, Inc.*	72,265	581
Nurix Therapeutics, Inc.*	33,006	622
Nuvalent, Inc., Class A*	16,502	1,292
Ocugen, Inc.*	139,685	112
Olema Pharmaceuticals, Inc.*	17,849	104
Organogenesis Holdings, Inc.*	35,236	113
ORIC Pharmaceuticals, Inc.*	28,133	227
Outlook Therapeutics, Inc.*	2,855	5
Ovid therapeutics, Inc.*	29,828	28
PepGen, Inc.*	7,878	30
Perspective Therapeutics, Inc.*	27,111	86
Poseida Therapeutics, Inc.*	32,936	316
Praxis Precision Medicines, Inc.*	7,985	615
Precigen, Inc.*	67,395	75
Prime Medicine, Inc.*	28,336	83
ProKidney Corp.*	53,479	90
Protagonist Therapeutics, Inc.*	27,164	1,049
Prothena Corp. PLC*	20,536	284
PTC Therapeutics, Inc.*	35,819	1,617
Puma Biotechnology, Inc.*	16,984	52
Pyxis Oncology, Inc.*	17,908	28
Q32 Bio, Inc.*	448	2
RAPT Therapeutics, Inc.*	20,527	32
Recursion Pharmaceuticals, Inc., Class A*	115,547	781
REGENXBIO, Inc.*	22,201	172
Regulus Therapeutics, Inc.*	30,540	48
Relay Therapeutics, Inc.*	57,984	239
Renovaro, Inc.*	49,656	41
Replimune Group, Inc.*	28,584	346
REVOLUTION Medicines, Inc.*	78,527	3,435
Rhythm Pharmaceuticals, Inc.*	25,489	1,427
Rigel Pharmaceuticals, Inc.*	7,707	130
Rocket Pharmaceuticals, Inc.*	31,377	394
Sage Therapeutics, Inc.*	25,975	141
Sana Biotechnology, Inc.*	65,037	106
Savara, Inc.*	51,523	158
Scholar Rock Holding Corp.*	36,266	1,567
Sera Prognostics, Inc., Class A*	14,138	115
Shattuck Labs, Inc.*	20,522	25
Skye Bioscience, Inc.*	11,058	31
Soleno Therapeutics, Inc.*	12,054	542
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Biotechnology – 8.2%continued
Solid Biosciences, Inc.*	8,818	$35
SpringWorks Therapeutics, Inc.*	32,249	1,165
Spyre Therapeutics, Inc.*	15,882	370
Stoke Therapeutics, Inc.*	17,077	188
Summit Therapeutics, Inc.*	43,224	771
Sutro Biopharma, Inc.*	41,321	76
Syndax Pharmaceuticals, Inc.*	37,897	501
Tango Therapeutics, Inc.*	24,200	75
Taysha Gene Therapies, Inc.*	84,604	146
Tenaya Therapeutics, Inc.*	29,993	43
Tevogen Bio Holdings, Inc.*	14,327	15
TG Therapeutics, Inc.*	65,600	1,975
Tourmaline Bio, Inc.*	10,690	217
Travere Therapeutics, Inc.*	34,925	608
TScan Therapeutics, Inc.*	15,379	47
Twist Bioscience Corp.*	27,317	1,269
Tyra Biosciences, Inc.*	8,993	125
Upstream Bio, Inc.*	8,600	141
UroGen Pharma Ltd.*	18,382	196
Vanda Pharmaceuticals, Inc.*	27,784	133
Vaxcyte, Inc.*	58,153	4,760
Vera Therapeutics, Inc.*	20,825	881
Veracyte, Inc.*	36,164	1,432
Verastem, Inc.*	17,689	91
Vericel Corp.*	23,037	1,265
Verve Therapeutics, Inc.*	33,505	189
Vir Biotechnology, Inc.*	42,236	310
Viridian Therapeutics, Inc.*	34,381	659
Voyager Therapeutics, Inc.*	22,067	125
Werewolf Therapeutics, Inc.*	9,185	14
X4 Pharmaceuticals, Inc.*	78,542	58
XBiotech, Inc.*	8,648	34
Xencor, Inc.*	31,630	727
XOMA Royalty Corp.*	3,824	101
Y-mAbs Therapeutics, Inc.*	17,985	141
Zenas Biopharma, Inc.*	7,797	64
Zentalis Pharmaceuticals, Inc.*	27,784	84
Zura Bio Ltd.*	19,704	49
Zymeworks, Inc.*	25,902	379
		104,207
Broadline Retail – 0.0%
1stdibs.com, Inc.*	9,755	34
NORTHERN FUNDS QUARTERLY REPORT  130 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Broadline Retail – 0.0%continued
Groupon, Inc.*	10,778	$131
Savers Value Village, Inc.*	11,014	113
		278
Building Products – 1.4%
American Woodmark Corp.*	7,204	573
Apogee Enterprises, Inc.	10,342	738
AZZ, Inc.	13,655	1,119
Caesarstone Ltd.*	9,289	39
CSW Industrials, Inc.	7,862	2,774
Gibraltar Industries, Inc.*	14,197	836
Griffon Corp.	17,662	1,259
Insteel Industries, Inc.	8,499	229
Janus International Group, Inc.*	66,654	490
JELD-WEN Holding, Inc.*	40,004	328
Masterbrand, Inc.*	58,807	859
Quanex Building Products Corp.	21,479	521
Resideo Technologies, Inc.*	68,068	1,569
Tecnoglass, Inc.	10,612	842
UFP Industries, Inc.	28,266	3,184
Zurn Elkay Water Solutions Corp.	67,637	2,523
		17,883
Capital Markets – 1.8%
Acadian Asset Management, Inc.	12,864	339
AlTi Global, Inc.*	16,440	72
Artisan Partners Asset Management, Inc., Class A	29,659	1,277
B. Riley Financial, Inc.	9,481	43
BGC Group, Inc., Class A	171,198	1,551
Cohen & Steers, Inc.	12,792	1,181
Diamond Hill Investment Group, Inc.	1,198	186
DigitalBridge Group, Inc.	74,630	842
Donnelley Financial Solutions, Inc.*	11,958	750
Forge Global Holdings, Inc.*	54,373	51
GCM Grosvenor, Inc., Class A	19,879	244
Hamilton Lane, Inc., Class A	18,032	2,670
MarketWise, Inc.	3,301	2
Moelis & Co., Class A	33,030	2,440
Open Lending Corp.*	48,163	287
P10, Inc., Class A	19,158	242
Patria Investments Ltd., Class A	26,061	303
Perella Weinberg Partners	24,394	582
Piper Sandler Cos.	8,149	2,444
PJT Partners, Inc., Class A	10,953	1,728
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Capital Markets – 1.8%continued
Silvercrest Asset Management Group, Inc., Class A	4,020	$74
StepStone Group, Inc., Class A	30,780	1,782
StoneX Group, Inc.*	12,981	1,272
Value Line, Inc.	422	22
Victory Capital Holdings, Inc., Class A	19,262	1,261
Virtus Investment Partners, Inc.	3,131	691
WisdomTree, Inc.	65,913	692
		23,028
Chemicals – 1.8%
AdvanSix, Inc.	11,698	333
American Vanguard Corp.	12,979	60
Arcadium Lithium PLC*	507,747	2,605
Arq, Inc.*	11,975	91
ASP Isotopes, Inc.*	22,988	104
Aspen Aerogels, Inc.*	29,181	347
Avient Corp.	42,107	1,720
Balchem Corp.	15,089	2,459
Cabot Corp.	25,020	2,285
Core Molding Technologies, Inc.*	3,054	50
Ecovyst, Inc.*	55,170	421
H.B. Fuller Co.	25,528	1,723
Hawkins, Inc.	9,088	1,115
Ingevity Corp.*	16,869	687
Innospec, Inc.	11,602	1,277
Intrepid Potash, Inc.*	4,789	105
Koppers Holdings, Inc.	9,039	293
Kronos Worldwide, Inc.	10,962	107
LSB Industries, Inc.*	25,922	197
Mativ Holdings, Inc.	25,520	278
Minerals Technologies, Inc.	14,745	1,124
Northern Technologies International Corp.	3,704	50
Orion S.A.	27,426	433
Perimeter Solutions, Inc.*	62,788	802
PureCycle Technologies, Inc.*	57,804	592
Quaker Chemical Corp.	6,526	919
Rayonier Advanced Materials, Inc.*	30,525	252
Sensient Technologies Corp.	19,623	1,398
Stepan Co.	10,110	654
Tronox Holdings PLC	56,092	565
Valhi, Inc.	795	19
		23,065
EQUITY FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	29,749	$1,523
ACCO Brands Corp.	44,053	231
ACV Auctions, Inc., Class A*	68,900	1,488
Aris Water Solutions, Inc., Class A	12,308	295
Bridger Aerospace Group Holdings, Inc.*	1,282	3
BrightView Holdings, Inc.*	26,758	428
Brink's (The) Co.	20,811	1,931
Casella Waste Systems, Inc., Class A*	29,280	3,098
CECO Environmental Corp.*	13,952	422
Cimpress PLC*	8,047	577
CompX International, Inc.	741	19
CoreCivic, Inc.*	50,657	1,101
Deluxe Corp.	20,373	460
Driven Brands Holdings, Inc.*	27,780	448
Ennis, Inc.	11,543	244
Enviri Corp.*	37,068	285
GEO Group (The), Inc.*	59,578	1,667
Healthcare Services Group, Inc.*	34,411	400
HNI Corp.	22,339	1,125
Interface, Inc.	26,955	656
LanzaTech Global, Inc.*	54,739	75
Liquidity Services, Inc.*	10,288	332
Matthews International Corp., Class A	13,768	381
MillerKnoll, Inc.	32,635	737
Montrose Environmental Group, Inc.*	14,983	278
NL Industries, Inc.	4,896	38
OPENLANE, Inc.*	49,927	991
Perma-Fix Environmental Services, Inc.*	6,140	68
Pitney Bowes, Inc.	75,966	550
Pursuit Attractions and Hospitality, Inc.*	9,493	404
Quad/Graphics, Inc.	14,680	102
Quest Resource Holding Corp.*	8,718	57
Steelcase, Inc., Class A	42,726	505
UniFirst Corp.	7,091	1,213
Virco Mfg. Corp.	4,466	46
VSE Corp.	8,273	787
		22,965
Communications Equipment – 0.7%
ADTRAN Holdings, Inc.*	36,808	307
Applied Optoelectronics, Inc.*	19,024	701
Aviat Networks, Inc.*	5,389	98
Calix, Inc.*	27,772	968
Clearfield, Inc.*	5,404	167
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Communications Equipment – 0.7%continued
CommScope Holding Co., Inc.*	100,141	$522
Digi International, Inc.*	16,484	498
Extreme Networks, Inc.*	60,276	1,009
Harmonic, Inc.*	51,700	684
Infinera Corp.*	94,144	618
NETGEAR, Inc.*	13,331	372
NetScout Systems, Inc.*	32,418	702
Ribbon Communications, Inc.*	43,099	179
Viasat, Inc.*	57,885	493
Viavi Solutions, Inc.*	102,337	1,034
		8,352
Construction & Engineering – 1.7%
Ameresco, Inc., Class A*	15,195	357
Arcosa, Inc.	22,644	2,191
Argan, Inc.	5,921	811
Bowman Consulting Group Ltd.*	6,540	163
Centuri Holdings, Inc.*	7,616	147
Concrete Pumping Holdings, Inc.*	12,269	82
Construction Partners, Inc., Class A*	20,126	1,780
Dycom Industries, Inc.*	13,253	2,307
Fluor Corp.*	79,973	3,944
Granite Construction, Inc.	20,696	1,815
Great Lakes Dredge & Dock Corp.*	30,588	345
IES Holdings, Inc.*	3,821	768
Limbach Holdings, Inc.*	4,722	404
Matrix Service Co.*	12,285	147
MYR Group, Inc.*	7,541	1,122
Northwest Pipe Co.*	4,686	226
Orion Group Holdings, Inc.*	17,164	126
Primoris Services Corp.	25,049	1,914
Southland Holdings, Inc.*	6,942	23
Sterling Infrastructure, Inc.*	14,012	2,360
Tutor Perini Corp.*	20,423	494
		21,526
Construction Materials – 0.5%
Knife River Corp.*	26,577	2,701
Smith-Midland Corp.*	2,310	103
Summit Materials, Inc., Class A*	56,796	2,874
United States Lime & Minerals, Inc.	4,968	659
		6,337
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	2,714	151
Bread Financial Holdings, Inc.	23,402	1,429
NORTHERN FUNDS QUARTERLY REPORT  132 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Consumer Finance – 1.0%continued
Consumer Portfolio Services, Inc.*	4,586	$50
Dave, Inc.*	3,840	334
Encore Capital Group, Inc.*	10,811	516
Enova International, Inc.*	11,992	1,150
FirstCash Holdings, Inc.	18,053	1,870
Green Dot Corp., Class A*	25,180	268
LendingClub Corp.*	51,602	835
LendingTree, Inc.*	4,707	182
Medallion Financial Corp.	9,436	89
Moneylion, Inc.*	3,958	340
Navient Corp.	35,748	475
Nelnet, Inc., Class A	6,602	705
NerdWallet, Inc., Class A*	15,834	211
OppFi, Inc.	8,468	65
PRA Group, Inc.*	18,242	381
PROG Holdings, Inc.	19,271	814
Regional Management Corp.	4,134	141
Upstart Holdings, Inc.*	36,746	2,263
World Acceptance Corp.*	1,544	174
		12,443
Consumer Staples Distribution & Retail – 0.9%
Andersons (The), Inc.	15,098	612
Chefs' Warehouse (The), Inc.*	16,542	816
Guardian Pharmacy Services, Inc., Class A*	3,984	81
HF Foods Group, Inc.*	19,265	62
Ingles Markets, Inc., Class A	6,671	430
Natural Grocers by Vitamin Cottage, Inc.	4,280	170
PriceSmart, Inc.	11,820	1,089
SpartanNash Co.	15,496	284
Sprouts Farmers Market, Inc.*	47,144	5,990
United Natural Foods, Inc.*	27,792	759
Village Super Market, Inc., Class A	3,996	127
Weis Markets, Inc.	7,675	520
		10,940
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	65,169	196
Greif, Inc., Class A	11,548	706
Greif, Inc., Class B	2,149	146
Myers Industries, Inc.	17,417	192
O-I Glass, Inc.*	73,244	794
Pactiv Evergreen, Inc.	18,820	329
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Containers & Packaging – 0.2%continued
Ranpak Holdings Corp.*	19,164	$132
TriMas Corp.	18,702	460
		2,955
Distributors – 0.0%
A-Mark Precious Metals, Inc.	8,032	220
GigaCloud Technology, Inc., Class A*	11,305	209
Weyco Group, Inc.	3,008	113
		542
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc.*	17,553	1,595
American Public Education, Inc.*	7,313	158
Carriage Services, Inc.	6,389	254
Chegg, Inc.*	46,751	75
Coursera, Inc.*	64,130	545
European Wax Center, Inc., Class A*	15,838	106
Frontdoor, Inc.*	36,192	1,979
Graham Holdings Co., Class B	1,503	1,310
KinderCare Learning Cos., Inc.*	13,473	240
Laureate Education, Inc.*	61,401	1,123
Lincoln Educational Services Corp.*	12,243	194
Mister Car Wash, Inc.*	43,540	317
Nerdy, Inc.*	34,160	55
OneSpaWorld Holdings Ltd.	46,752	930
Perdoceo Education Corp.	30,701	813
Strategic Education, Inc.	10,382	970
Stride, Inc.*	19,924	2,071
Udemy, Inc.*	42,646	351
Universal Technical Institute, Inc.*	18,347	472
		13,558
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	34,495	612
Alpine Income Property Trust, Inc.	5,896	99
American Assets Trust, Inc.	22,144	581
Armada Hoffler Properties, Inc.	37,642	385
Broadstone Net Lease, Inc.	88,776	1,408
CTO Realty Growth, Inc.	13,575	268
Empire State Realty Trust, Inc., Class A	63,095	651
Essential Properties Realty Trust, Inc.	81,897	2,562
Gladstone Commercial Corp.	19,329	314
Global Net Lease, Inc.	94,882	693
NexPoint Diversified Real Estate Trust	15,133	92
One Liberty Properties, Inc.	7,214	196
		7,861
EQUITY FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	4,523	$139
AST SpaceMobile, Inc.*	62,390	1,316
ATN International, Inc.	4,964	83
Bandwidth, Inc., Class A*	11,744	200
Cogent Communications Holdings, Inc.	20,678	1,594
Globalstar, Inc.*	337,436	698
IDT Corp., Class B	7,166	340
Liberty Latin America Ltd., Class A*	15,893	101
Liberty Latin America Ltd., Class C*	59,713	379
Lumen Technologies, Inc.*	474,318	2,519
Shenandoah Telecommunications Co.	22,919	289
		7,658
Electric Utilities – 0.8%
ALLETE, Inc.	27,073	1,754
Genie Energy Ltd., Class B	5,738	90
Hawaiian Electric Industries, Inc.*	76,779	747
MGE Energy, Inc.	17,122	1,609
Otter Tail Corp.	19,410	1,433
Portland General Electric Co.	48,767	2,127
TXNM Energy, Inc.	42,311	2,081
		9,841
Electrical Equipment – 1.3%
Allient, Inc.	6,965	169
American Superconductor Corp.*	16,252	400
Amprius Technologies, Inc.*	2,819	8
Array Technologies, Inc.*	72,152	436
Atkore, Inc.	16,680	1,392
Blink Charging Co.*	45,612	63
Bloom Energy Corp., Class A*	94,116	2,090
ChargePoint Holdings, Inc.*	185,936	199
Energy Vault Holdings, Inc.*	49,677	113
EnerSys	18,650	1,724
Enovix Corp.*	77,224	839
Fluence Energy, Inc.*	28,448	452
Freyr Battery, Inc.*	52,341	135
FuelCell Energy, Inc.*	7,943	72
GrafTech International Ltd.*	122,752	212
LSI Industries, Inc.	13,017	253
NANO Nuclear Energy, Inc.*	2,042	51
Net Power, Inc.*	10,359	110
NEXTracker, Inc., Class A*	67,579	2,469
NuScale Power Corp.*	39,783	713
Plug Power, Inc.*	373,146	795
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Electrical Equipment – 1.3%continued
Powell Industries, Inc.	4,388	$973
Preformed Line Products Co.	1,146	146
SES AI Corp.*	57,779	127
Shoals Technologies Group, Inc., Class A*	78,680	435
SolarMax Technology, Inc.*	20,363	33
Solidion Technology, Inc.*	41,815	29
Stem, Inc.*	76,572	46
Sunrun, Inc.*	102,565	949
Thermon Group Holdings, Inc.*	15,842	456
TPI Composites, Inc.*	24,837	47
Ultralife Corp.*	4,878	36
Vicor Corp.*	10,597	512
		16,484
Electronic Equipment, Instruments & Components – 2.9%
908 Devices, Inc.*	13,487	30
Advanced Energy Industries, Inc.	17,586	2,033
Aeva Technologies, Inc.*	10,866	52
Arlo Technologies, Inc.*	45,871	513
Badger Meter, Inc.	13,726	2,912
Bel Fuse, Inc., Class A	776	70
Bel Fuse, Inc., Class B	4,929	406
Belden, Inc.	18,912	2,130
Benchmark Electronics, Inc.	16,545	751
Climb Global Solutions, Inc.	1,986	252
CTS Corp.	14,000	738
Daktronics, Inc.*	18,968	320
ePlus, Inc.*	12,372	914
Evolv Technologies Holdings, Inc.*	61,564	243
Fabrinet*	17,076	3,755
FARO Technologies, Inc.*	8,828	224
Insight Enterprises, Inc.*	12,697	1,931
Itron, Inc.*	21,079	2,289
Kimball Electronics, Inc.*	11,052	207
Knowles Corp.*	41,114	819
Lightwave Logic, Inc.*	58,390	123
Methode Electronics, Inc.(1)	17,122	202
MicroVision, Inc.*	98,887	129
Mirion Technologies, Inc.*	96,534	1,684
Napco Security Technologies, Inc.	16,505	587
nLight, Inc.*	22,027	231
Novanta, Inc.*	16,748	2,559
OSI Systems, Inc.*	7,470	1,251
Ouster, Inc.*	22,451	274
NORTHERN FUNDS QUARTERLY REPORT  134 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Electronic Equipment, Instruments & Components – 2.9%continued
PAR Technology Corp.*	15,842	$1,151
PC Connection, Inc.	5,364	372
Plexus Corp.*	12,599	1,971
Powerfleet, Inc. NJ*	45,415	302
Richardson Electronics Ltd.	5,748	81
Rogers Corp.*	8,855	900
Sanmina Corp.*	25,051	1,896
ScanSource, Inc.*	11,326	537
SmartRent, Inc.*	88,560	155
TTM Technologies, Inc.*	46,963	1,162
Vishay Intertechnology, Inc.	58,837	997
Vishay Precision Group, Inc.*	5,633	132
		37,285
Energy Equipment & Services – 2.0%
Archrock, Inc.	77,809	1,937
Atlas Energy Solutions, Inc.	31,452	698
Borr Drilling Ltd.*	111,643	435
Bristow Group, Inc.*	11,272	387
Cactus, Inc., Class A	31,331	1,828
ChampionX Corp.	89,027	2,421
Core Laboratories, Inc.	21,568	373
DMC Global, Inc.*	9,471	70
Drilling Tools International Corp.*	3,245	11
Expro Group Holdings N.V.*	44,682	557
Forum Energy Technologies, Inc.*	5,961	92
Geospace Technologies Corp.*	5,849	59
Helix Energy Solutions Group, Inc.*	66,615	621
Helmerich & Payne, Inc.	45,007	1,441
Innovex International, Inc.*	16,581	232
Kodiak Gas Services, Inc.	15,124	618
Liberty Energy, Inc.	74,053	1,473
Mammoth Energy Services, Inc.*	11,929	36
Nabors Industries Ltd.*	4,412	252
Natural Gas Services Group, Inc.*	5,005	134
Noble Corp. PLC	64,898	2,038
NPK International, Inc.*	38,907	298
Oceaneering International, Inc.*	47,014	1,226
Oil States International, Inc.*	28,888	146
Patterson-UTI Energy, Inc.	183,210	1,513
ProFrac Holding Corp., Class A*	10,441	81
ProPetro Holding Corp.*	40,123	374
Ranger Energy Services, Inc., Class A	7,776	120
RPC, Inc.	39,958	237
SEACOR Marine Holdings, Inc.*	11,782	77
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Energy Equipment & Services – 2.0%continued
Seadrill Ltd.*	32,520	$1,266
Select Water Solutions, Inc.	42,279	560
Solaris Energy Infrastructure, Inc.	12,045	347
TETRA Technologies, Inc.*	56,645	203
Tidewater, Inc.*	22,855	1,250
Transocean Ltd.*	339,349	1,273
Valaris Ltd.*	29,043	1,285
		25,969
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A*	161,470	643
Atlanta Braves Holdings, Inc., Class A*	4,604	188
Atlanta Braves Holdings, Inc., Class C*	23,289	891
Cinemark Holdings, Inc.*	51,425	1,593
Eventbrite, Inc., Class A*	37,622	127
Golden Matrix Group, Inc.*	5,688	11
IMAX Corp.*	20,069	514
Lions Gate Entertainment Corp., Class A*	28,087	240
Lions Gate Entertainment Corp., Class B*	57,923	437
LiveOne, Inc.*	33,402	49
Madison Square Garden Entertainment Corp.*	18,671	665
Marcus (The) Corp.	10,900	234
Playstudios, Inc.*	40,410	75
Reservoir Media, Inc.*	9,433	85
Sphere Entertainment Co.*	12,516	505
Vivid Seats, Inc., Class A*	36,715	170
		6,427
Financial Services – 2.6%
Acacia Research Corp.*	16,675	72
Alerus Financial Corp.	10,139	195
AvidXchange Holdings, Inc.*	81,450	842
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,676	451
Burford Capital Ltd.	93,221	1,189
Cannae Holdings, Inc.	25,989	516
Cantaloupe, Inc.*	27,341	260
Cass Information Systems, Inc.	6,518	267
Compass Diversified Holdings	30,869	713
Enact Holdings, Inc.	13,611	441
Essent Group Ltd.	48,852	2,660
EVERTEC, Inc.	30,414	1,050
EQUITY FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Financial Services – 2.6%continued
Federal Agricultural Mortgage Corp., Class C	4,311	$849
Flywire Corp.*	56,648	1,168
HA Sustainable Infrastructure Capital, Inc.	54,132	1,452
I3 Verticals, Inc., Class A*	10,467	241
International Money Express, Inc.*	14,485	302
Jackson Financial, Inc., Class A	35,125	3,059
Marqeta, Inc., Class A*	222,834	845
Merchants Bancorp	8,557	312
Mr Cooper Group, Inc.*	29,459	2,828
NCR Atleos Corp.*	34,015	1,154
NewtekOne, Inc.	10,847	139
NMI Holdings, Inc.*	36,871	1,355
Onity Group, Inc.*	3,253	100
Pagseguro Digital Ltd., Class A*	89,490	560
Payoneer Global, Inc.*	136,051	1,366
Paysafe Ltd.*	14,640	250
Paysign, Inc.*	13,714	42
PennyMac Financial Services, Inc.	12,441	1,271
Priority Technology Holdings, Inc.*	9,450	111
Radian Group, Inc.	70,880	2,248
Remitly Global, Inc.*	69,839	1,576
Repay Holdings Corp.*	40,926	312
Sezzle, Inc.*	1,103	282
StoneCo Ltd., Class A*	134,923	1,075
SWK Holdings Corp.*	1,495	24
Velocity Financial, Inc.*	3,952	77
Walker & Dunlop, Inc.	14,969	1,455
Waterstone Financial, Inc.	7,820	105
		33,214
Food Products – 1.0%
Alico, Inc.	3,186	83
B&G Foods, Inc.	35,965	248
Beyond Meat, Inc.*	28,947	109
BRC, Inc., Class A*	25,031	79
Calavo Growers, Inc.	7,517	192
Cal-Maine Foods, Inc.	19,124	1,968
Dole PLC	34,918	473
Forafric Global PLC*	2,614	27
Fresh Del Monte Produce, Inc.	15,796	525
Hain Celestial Group (The), Inc.*	42,028	258
J&J Snack Foods Corp.	7,123	1,105
John B. Sanfilippo & Son, Inc.	4,223	368
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Food Products – 1.0%continued
Lancaster Colony Corp.	9,128	$1,580
Lifeway Foods, Inc.*	2,116	52
Limoneira Co.	7,597	186
Mama's Creations, Inc.*	15,274	122
Mission Produce, Inc.*	20,402	293
Seneca Foods Corp., Class A*	2,262	179
Simply Good Foods (The) Co.*	42,923	1,673
SunOpta, Inc.*	44,135	340
TreeHouse Foods, Inc.*	22,025	774
Utz Brands, Inc.	30,751	482
Vital Farms, Inc.*	15,551	586
Westrock Coffee Co.*	16,275	104
WK Kellogg Co.	31,126	560
		12,366
Gas Utilities – 0.9%
Brookfield Infrastructure Corp., Class A	55,974	2,240
Chesapeake Utilities Corp.	10,413	1,264
New Jersey Resources Corp.	45,923	2,142
Northwest Natural Holding Co.	18,165	719
ONE Gas, Inc.	26,258	1,818
RGC Resources, Inc.	3,485	70
Southwest Gas Holdings, Inc.	28,405	2,008
Spire, Inc.	26,541	1,800
		12,061
Ground Transportation – 0.4%
ArcBest Corp.	10,948	1,022
Covenant Logistics Group, Inc.	3,673	200
FTAI Infrastructure, Inc.	46,118	335
Heartland Express, Inc.	22,485	252
Hertz Global Holdings, Inc.*	55,193	202
Marten Transport Ltd.	26,722	417
P.A.M.T CORP*	2,317	38
Proficient Auto Logistics, Inc.*	7,855	64
RXO, Inc.*	74,889	1,785
Universal Logistics Holdings, Inc.	3,316	152
Werner Enterprises, Inc.	28,674	1,030
		5,497
Health Care Equipment & Supplies – 3.0%
Accuray, Inc.*	46,013	91
Alphatec Holdings, Inc.*	48,924	449
AngioDynamics, Inc.*	17,273	158
Artivion, Inc.*	18,853	539
AtriCure, Inc.*	21,911	670
NORTHERN FUNDS QUARTERLY REPORT  136 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Equipment & Supplies – 3.0%continued
Avanos Medical, Inc.*	21,719	$346
Axogen, Inc.*	20,375	336
Bioventus, Inc., Class A*	17,439	183
Ceribell, Inc.*	5,790	150
Cerus Corp.*	86,349	133
CONMED Corp.	14,534	995
CVRx, Inc.*	5,591	71
Embecta Corp.	27,085	559
Fractyl Health, Inc.*	17,863	37
Glaukos Corp.*	22,906	3,434
Haemonetics Corp.*	23,399	1,827
ICU Medical, Inc.*	9,988	1,550
Inari Medical, Inc.*	24,786	1,265
Inmode Ltd.*	33,245	555
Inogen, Inc.*	11,342	104
Integer Holdings Corp.*	15,552	2,061
Integra LifeSciences Holdings Corp.*	31,772	721
iRadimed Corp.	3,746	206
iRhythm Technologies, Inc.*	14,638	1,320
Lantheus Holdings, Inc.*	32,231	2,883
LeMaitre Vascular, Inc.	9,412	867
LivaNova PLC*	25,692	1,190
Merit Medical Systems, Inc.*	26,713	2,584
Neogen Corp.*	101,492	1,232
NeuroPace, Inc.*	7,203	81
Nevro Corp.*	18,590	69
Novocure Ltd.*	50,092	1,493
Omnicell, Inc.*	21,192	943
OraSure Technologies, Inc.*	34,958	126
Orchestra BioMed Holdings, Inc.*	12,221	49
Orthofix Medical, Inc.*	16,289	284
OrthoPediatrics Corp.*	7,962	185
Paragon 28, Inc.*	22,230	230
PROCEPT BioRobotics Corp.*	20,886	1,682
Pulmonx Corp.*	17,969	122
Pulse Biosciences, Inc.*	8,993	157
RxSight, Inc.*	17,135	589
Sanara Medtech, Inc.*	1,660	55
Semler Scientific, Inc.*	2,338	126
SI-BONE, Inc.*	19,326	271
Sight Sciences, Inc.*	17,293	63
STAAR Surgical Co.*	23,310	566
Stereotaxis, Inc.*	25,673	58
Surmodics, Inc.*	6,642	263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Equipment & Supplies – 3.0%continued
Tactile Systems Technology, Inc.*	11,120	$190
Tandem Diabetes Care, Inc.*	30,725	1,107
TransMedics Group, Inc.*	15,435	962
Treace Medical Concepts, Inc.*	23,150	172
UFP Technologies, Inc.*	3,369	824
Utah Medical Products, Inc.	1,484	91
Varex Imaging Corp.*	18,406	269
Zimvie, Inc.*	12,254	171
Zynex, Inc.*	6,750	54
		37,768
Health Care Providers & Services – 2.7%
Accolade, Inc.*	35,014	120
AdaptHealth Corp.*	47,844	455
Addus HomeCare Corp.*	8,099	1,015
agilon health, Inc.*	145,488	276
AirSculpt Technologies, Inc.*	4,919	26
Alignment Healthcare, Inc.*	46,155	519
AMN Healthcare Services, Inc.*	17,935	429
Ardent Health Partners, Inc.*	5,278	90
Astrana Health, Inc.*	20,344	641
Aveanna Healthcare Holdings, Inc.*	25,421	116
BrightSpring Health Services, Inc.*	25,007	426
Brookdale Senior Living, Inc.*	90,962	458
Castle Biosciences, Inc.*	12,180	325
Community Health Systems, Inc.*	60,196	180
Concentra Group Holdings Parent, Inc.	51,918	1,027
CorVel Corp.*	12,387	1,378
Cross Country Healthcare, Inc.*	15,611	283
DocGo, Inc.*	48,180	204
Enhabit, Inc.*	23,464	183
Ensign Group (The), Inc.	25,928	3,445
Fulgent Genetics, Inc.*	9,627	178
GeneDx Holdings Corp.*	5,977	459
Guardant Health, Inc.*	55,012	1,681
HealthEquity, Inc.*	40,228	3,860
Hims & Hers Health, Inc.*	89,068	2,154
InfuSystem Holdings, Inc.*	8,392	71
Innovage Holding Corp.*	10,918	43
Joint (The) Corp.*	5,444	58
LifeStance Health Group, Inc.*	65,790	485
ModivCare, Inc.*	4,586	54
Nano-X Imaging Ltd.*	25,635	185
National HealthCare Corp.	5,781	622
National Research Corp.	7,484	132
EQUITY FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Providers & Services – 2.7%continued
NeoGenomics, Inc.*	59,701	$984
OPKO Health, Inc.*	154,571	227
Option Care Health, Inc.*	80,505	1,868
Owens & Minor, Inc.*	35,493	464
PACS Group, Inc.*	18,419	241
Patterson Cos., Inc.	36,813	1,136
Pediatrix Medical Group, Inc.*	39,820	522
Pennant Group (The), Inc.*	15,547	412
Performant Healthcare, Inc.*	32,850	99
Privia Health Group, Inc.*	48,128	941
Progyny, Inc.*	36,612	632
Quipt Home Medical Corp.*	21,637	66
RadNet, Inc.*	30,846	2,154
Select Medical Holdings Corp.	50,268	948
Sonida Senior Living, Inc.*	2,248	52
Surgery Partners, Inc.*	35,574	753
Talkspace, Inc.*	57,121	177
U.S. Physical Therapy, Inc.	7,071	627
Viemed Healthcare, Inc.*	15,128	121
		34,002
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	71,121	2,021
CareTrust REIT, Inc.	87,205	2,359
Community Healthcare Trust, Inc.	12,839	247
Diversified Healthcare Trust	103,003	237
Global Medical REIT, Inc.	29,370	227
LTC Properties, Inc.	21,146	731
National Health Investors, Inc.	19,485	1,350
Sabra Health Care REIT, Inc.	110,963	1,922
Strawberry Fields REIT, Inc.	3,368	35
Universal Health Realty Income Trust	5,816	216
		9,345
Health Care Technology – 0.3%
Definitive Healthcare Corp.*	24,927	102
Evolent Health, Inc., Class A*	54,345	611
Health Catalyst, Inc.*	28,309	200
HealthStream, Inc.	11,301	359
LifeMD, Inc.*	15,652	78
OptimizeRx Corp.*	8,118	40
Phreesia, Inc.*	25,789	649
Schrodinger, Inc.*	25,966	501
Simulations Plus, Inc.	7,569	211
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Technology – 0.3%continued
Teladoc Health, Inc.*	79,790	$725
Waystar Holding Corp.*	20,423	750
		4,226
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	106,232	1,631
Braemar Hotels & Resorts, Inc.	31,291	94
Chatham Lodging Trust	22,592	202
DiamondRock Hospitality Co.	96,036	867
Pebblebrook Hotel Trust	55,654	754
RLJ Lodging Trust	71,240	727
Ryman Hospitality Properties, Inc.	27,385	2,857
Service Properties Trust	79,044	201
Summit Hotel Properties, Inc.	48,707	334
Sunstone Hotel Investors, Inc.	95,847	1,135
Xenia Hotels & Resorts, Inc.	47,758	710
		9,512
Hotels, Restaurants & Leisure – 2.0%
Accel Entertainment, Inc.*	24,319	260
Bally's Corp.*	11,264	201
Biglari Holdings, Inc., Class B*	321	82
BJ's Restaurants, Inc.*	8,816	310
Bloomin' Brands, Inc.	36,273	443
Brinker International, Inc.*	20,611	2,727
Cheesecake Factory (The), Inc.	22,540	1,069
Cracker Barrel Old Country Store, Inc.	10,302	545
Dave & Buster's Entertainment, Inc.*	15,424	450
Denny's Corp.*	22,290	135
Despegar.com Corp.*	29,282	564
Dine Brands Global, Inc.	7,382	222
El Pollo Loco Holdings, Inc.*	11,485	132
Everi Holdings, Inc.*	38,537	521
First Watch Restaurant Group, Inc.*	13,801	257
Full House Resorts, Inc.*	17,197	70
Global Business Travel Group I*	58,262	541
Golden Entertainment, Inc.	9,432	298
Hilton Grand Vacations, Inc.*	33,270	1,296
Inspired Entertainment, Inc.*	9,387	85
International Game Technology PLC	53,586	946
Jack in the Box, Inc.	8,809	367
Krispy Kreme, Inc.	40,371	401
Kura Sushi U.S.A., Inc., Class A*	2,749	249
Life Time Group Holdings, Inc.*	28,736	636
Lindblad Expeditions Holdings, Inc.*	16,277	193
NORTHERN FUNDS QUARTERLY REPORT  138 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Hotels, Restaurants & Leisure – 2.0%continued
Monarch Casino & Resort, Inc.	5,997	$473
Nathan's Famous, Inc.	1,412	111
ONE Group Hospitality (The), Inc.*	10,756	31
Papa John's International, Inc.	15,755	647
PlayAGS, Inc.*	17,753	205
Portillo's, Inc., Class A*	25,969	244
Potbelly Corp.*	12,823	121
RCI Hospitality Holdings, Inc.	4,053	233
Red Rock Resorts, Inc., Class A	22,863	1,057
Rush Street Interactive, Inc.*	35,384	485
Sabre Corp.*	179,127	654
Shake Shack, Inc., Class A*	17,779	2,308
Six Flags Entertainment Corp.	43,446	2,094
Super Group SGHC Ltd.	71,330	444
Sweetgreen, Inc., Class A*	46,886	1,503
Target Hospitality Corp.*	14,630	141
United Parks & Resorts, Inc.*	15,432	867
Vacasa, Inc., Class A*	6,630	32
Xponential Fitness, Inc., Class A*	11,527	155
		24,805
Household Durables – 1.9%
Beazer Homes U.S.A., Inc.*	13,405	368
Cavco Industries, Inc.*	3,891	1,736
Century Communities, Inc.	12,985	953
Champion Homes, Inc.*	25,038	2,206
Cricut, Inc., Class A	21,783	124
Dream Finders Homes, Inc., Class A*	12,796	298
Ethan Allen Interiors, Inc.	10,958	308
Flexsteel Industries, Inc.	2,152	117
GoPro, Inc., Class A*	61,701	67
Green Brick Partners, Inc.*	14,437	815
Hamilton Beach Brands Holding Co., Class A	3,380	57
Helen of Troy Ltd.*	10,699	640
Hooker Furnishings Corp.	4,475	63
Hovnanian Enterprises, Inc., Class A*	2,272	304
Installed Building Products, Inc.	11,251	1,972
iRobot Corp.*	13,963	108
KB Home	30,327	1,993
Landsea Homes Corp.*	9,169	78
La-Z-Boy, Inc.	19,980	870
Legacy Housing Corp.*	4,937	122
LGI Homes, Inc.*	9,696	867
Lifetime Brands, Inc.	5,913	35
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Household Durables – 1.9%continued
Lovesac (The) Co.*	6,341	$150
M/I Homes, Inc.*	12,417	1,651
Meritage Homes Corp.	16,769	2,579
Purple Innovation, Inc.*	27,031	21
Sonos, Inc.*	56,175	845
Taylor Morrison Home Corp.*	47,779	2,925
Traeger, Inc.*	16,832	40
Tri Pointe Homes, Inc.*	42,956	1,558
United Homes Group, Inc.*	603	2
Worthington Enterprises, Inc.	14,682	589
		24,461
Household Products – 0.3%
Central Garden & Pet Co.*	4,688	182
Central Garden & Pet Co., Class A*	24,390	806
Energizer Holdings, Inc.	33,545	1,171
Oil-Dri Corp. of America	2,286	200
WD-40 Co.	6,387	1,550
		3,909
Independent Power & Renewable Electricity Producers – 0.2%
Altus Power, Inc.*	36,079	147
Montauk Renewables, Inc.*	31,257	125
Ormat Technologies, Inc.	27,131	1,837
Sunnova Energy International, Inc.*	51,395	176
		2,285
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	11,836	287
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	28,351	103
Innovative Industrial Properties, Inc.	13,223	881
LXP Industrial Trust	135,175	1,098
Plymouth Industrial REIT, Inc.	19,196	342
Terreno Realty Corp.	44,594	2,637
		5,061
Insurance – 2.0%
Ambac Financial Group, Inc.*	21,516	272
American Coastal Insurance Corp.	11,373	153
AMERISAFE, Inc.	8,850	456
Baldwin Insurance Group (The), Inc.*	31,301	1,213
Bowhead Specialty Holdings, Inc.*	5,436	193
CNO Financial Group, Inc.	49,517	1,842
Crawford & Co., Class A	7,185	83
Donegal Group, Inc., Class A	7,541	117
Employers Holdings, Inc.	11,467	587
EQUITY FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Insurance – 2.0%continued
Enstar Group Ltd.*	5,919	$1,906
F&G Annuities & Life, Inc.	8,636	358
Fidelis Insurance Holdings Ltd.	24,357	442
Genworth Financial, Inc.*	200,461	1,401
GoHealth, Inc., Class A*	2,453	33
Goosehead Insurance, Inc., Class A*	10,546	1,131
Greenlight Capital Re Ltd., Class A*	13,469	189
Hamilton Insurance Group Ltd., Class B*	18,615	354
HCI Group, Inc.	3,879	452
Heritage Insurance Holdings, Inc.*	10,666	129
Hippo Holdings, Inc.*	9,179	246
Horace Mann Educators Corp.	19,097	749
Investors Title Co.	662	157
James River Group Holdings Ltd.	17,577	86
Kingsway Financial Services, Inc.*	5,235	44
Lemonade, Inc.*	24,639	904
Maiden Holdings Ltd.*	35,230	59
MBIA, Inc.*	21,066	136
Mercury General Corp.	12,560	835
NI Holdings, Inc.*	3,588	56
Oscar Health, Inc., Class A*	93,443	1,256
Palomar Holdings, Inc.*	12,062	1,274
ProAssurance Corp.*	23,924	381
Root, Inc., Class A*	4,012	291
Safety Insurance Group, Inc.	6,781	559
Selective Insurance Group, Inc.	28,495	2,665
Selectquote, Inc.*	63,225	235
SiriusPoint Ltd.*	44,534	730
Skyward Specialty Insurance Group, Inc.*	17,384	879
Stewart Information Services Corp.	12,659	854
Tiptree, Inc.	11,760	245
Trupanion, Inc.*	15,277	736
United Fire Group, Inc.	9,839	280
Universal Insurance Holdings, Inc.	11,157	235
		25,203
Interactive Media & Services – 0.6%
Bumble, Inc., Class A*	45,262	368
Cargurus, Inc.*	40,817	1,492
Cars.com, Inc.*	31,111	539
EverQuote, Inc., Class A*	11,858	237
fuboTV, Inc.*	151,711	191
Getty Images Holdings, Inc.*	43,678	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Interactive Media & Services – 0.6%continued
Grindr, Inc.*	11,050	$197
MediaAlpha, Inc., Class A*	14,094	159
Nextdoor Holdings, Inc.*	77,329	183
Outbrain, Inc.*	19,353	139
QuinStreet, Inc.*	25,140	580
Shutterstock, Inc.	11,427	347
System1, Inc.*	2,432	2
TrueCar, Inc.*	39,978	149
Vimeo, Inc.*	66,842	428
Webtoon Entertainment, Inc.*	7,775	106
Yelp, Inc.*	30,083	1,164
Ziff Davis, Inc.*	20,794	1,130
ZipRecruiter, Inc., Class A*	34,616	251
		7,756
IT Services – 0.5%
Applied Digital Corp.*	89,716	685
ASGN, Inc.*	20,126	1,677
Backblaze, Inc., Class A*	18,578	112
BigBear.ai Holdings, Inc.*	50,740	226
BigCommerce Holdings, Inc., Class 1*	33,454	205
Couchbase, Inc.*	18,839	294
DigitalOcean Holdings, Inc.*	30,805	1,050
Fastly, Inc., Class A*	61,025	576
Grid Dynamics Holdings, Inc.*	26,457	588
Hackett Group (The), Inc.	11,754	361
Information Services Group, Inc.	16,769	56
Rackspace Technology, Inc.*	32,278	71
Tucows, Inc., Class A*	3,886	67
Unisys Corp.*	31,070	197
		6,165
Leisure Products – 0.4%
Acushnet Holdings Corp.	13,356	949
AMMO, Inc.*	45,609	50
Clarus Corp.	14,198	64
Escalade, Inc.	5,200	74
Funko, Inc., Class A*	14,555	195
JAKKS Pacific, Inc.*	3,743	105
Johnson Outdoors, Inc., Class A	2,431	80
Latham Group, Inc.*	18,824	131
Malibu Boats, Inc., Class A*	9,350	352
Marine Products Corp.	3,286	30
MasterCraft Boat Holdings, Inc.*	7,861	150
Peloton Interactive, Inc., Class A*	164,698	1,433
NORTHERN FUNDS QUARTERLY REPORT  140 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Leisure Products – 0.4%continued
Revelyst, Inc.*	26,898	$517
Smith & Wesson Brands, Inc.	20,295	205
Solo Brands, Inc., Class A*	6,077	7
Sturm Ruger & Co., Inc.	7,899	280
Topgolf Callaway Brands Corp.*	67,130	528
		5,150
Life Sciences Tools & Services – 0.3%
Adaptive Biotechnologies Corp.*	54,213	325
Akoya Biosciences, Inc.*	12,348	28
BioLife Solutions, Inc.*	16,572	430
ChromaDex Corp.*	22,769	121
Codexis, Inc.*	37,650	180
CryoPort, Inc.*	20,425	159
Cytek Biosciences, Inc.*	57,052	370
Harvard Bioscience, Inc.*	22,788	48
Lifecore Biomedical, Inc.*	9,938	74
Maravai LifeSciences Holdings, Inc., Class A*	51,786	282
MaxCyte, Inc.*	48,598	202
Mesa Laboratories, Inc.	2,401	317
Nautilus Biotechnology, Inc.*	18,648	31
Omniab, Inc.(2) *	3,016	—
OmniAb, Inc.*	41,088	146
Omniab, Inc. (NASDAQ Exchange)(2) *	3,016	—
Pacific Biosciences of California, Inc.*	128,076	235
Quanterix Corp.*	17,133	182
Quantum-Si, Inc.*	46,803	126
Standard BioTools, Inc.*	134,295	235
		3,491
Machinery – 3.9%
374Water, Inc.*	35,921	25
3D Systems Corp.*	59,329	195
Alamo Group, Inc.	4,768	886
Albany International Corp., Class A	14,696	1,175
Astec Industries, Inc.	10,455	351
Atmus Filtration Technologies, Inc.	39,306	1,540
Barnes Group, Inc.	21,901	1,035
Blue Bird Corp.*	15,036	581
Chart Industries, Inc.*	20,113	3,838
Columbus McKinnon Corp.	13,417	500
Commercial Vehicle Group, Inc.*	16,927	42
Douglas Dynamics, Inc.	10,545	249
Eastern (The) Co.	2,693	71
Energy Recovery, Inc.*	26,092	384
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Machinery – 3.9%continued
Enerpac Tool Group Corp.	25,620	$1,053
Enpro, Inc.	9,873	1,703
ESCO Technologies, Inc.	12,176	1,622
Federal Signal Corp.	28,143	2,600
Franklin Electric Co., Inc.	21,132	2,059
Gencor Industries, Inc.*	5,200	92
Gorman-Rupp (The) Co.	9,619	365
Graham Corp.*	4,748	211
Greenbrier (The) Cos., Inc.	14,410	879
Helios Technologies, Inc.	15,408	688
Hillenbrand, Inc.	33,074	1,018
Hillman Solutions Corp.*	91,257	889
Hyliion Holdings Corp.*	65,680	171
Hyster-Yale, Inc.	5,419	276
John Bean Technologies Corp.	21,971	2,792
Kadant, Inc.	5,509	1,901
Kennametal, Inc.	36,154	868
L.B. Foster Co., Class A*	4,528	122
Lindsay Corp.	5,008	592
Luxfer Holdings PLC	12,782	167
Manitowoc (The) Co., Inc.*	16,970	155
Mayville Engineering Co., Inc.*	5,566	87
Miller Industries, Inc.	5,196	340
Mueller Industries, Inc.	52,379	4,157
Mueller Water Products, Inc., Class A	73,066	1,644
NN, Inc.*	23,708	78
Omega Flex, Inc.	1,483	62
Park-Ohio Holdings Corp.	4,068	107
Proto Labs, Inc.*	11,795	461
REV Group, Inc.	23,983	764
Shyft Group (The), Inc.	15,204	178
SPX Technologies, Inc.*	21,129	3,075
Standex International Corp.	5,485	1,026
Taylor Devices, Inc.*	1,400	58
Tennant Co.	8,968	731
Terex Corp.	31,360	1,449
Titan International, Inc.*	22,657	154
Trinity Industries, Inc.	38,477	1,351
Twin Disc, Inc.	4,567	54
Wabash National Corp.	19,690	337
Watts Water Technologies, Inc., Class A	12,788	2,600
		49,808
Marine Transportation – 0.3%
Costamare, Inc.	19,501	251
EQUITY FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Marine Transportation – 0.3%continued
Genco Shipping & Trading Ltd.	20,288	$283
Golden Ocean Group Ltd.	57,823	518
Himalaya Shipping Ltd.*	15,530	75
Matson, Inc.	15,387	2,075
Pangaea Logistics Solutions Ltd.	13,178	71
Safe Bulkers, Inc.	26,169	93
		3,366
Media – 0.8%
Advantage Solutions, Inc.*	49,774	145
AMC Networks, Inc., Class A*	15,001	149
Boston Omaha Corp., Class A*	11,743	167
Cable One, Inc.	2,620	949
Cardlytics, Inc.*	19,594	73
Clear Channel Outdoor Holdings, Inc.*	167,944	230
EchoStar Corp., Class A*	57,029	1,306
Emerald Holding, Inc.	6,665	32
Entravision Communications Corp., Class A	25,775	61
EW Scripps (The) Co., Class A*	28,462	63
Gambling.com Group Ltd.*	8,620	121
Gannett Co., Inc.*	66,414	336
Gray Television, Inc.	41,475	131
Ibotta, Inc., Class A*	7,337	477
iHeartMedia, Inc., Class A*	49,862	99
Innovid Corp.*	53,076	164
Integral Ad Science Holding Corp.*	34,228	357
John Wiley & Sons, Inc., Class A	18,775	821
Magnite, Inc.*	58,423	930
National CineMedia, Inc.*	33,696	224
PubMatic, Inc., Class A*	19,564	287
Scholastic Corp.	10,921	233
Sinclair, Inc.	14,522	234
Stagwell, Inc.*	39,179	258
TechTarget, Inc.*	12,012	238
TEGNA, Inc.	77,934	1,425
Thryv Holdings, Inc.*	17,330	256
Townsquare Media, Inc., Class A	6,488	59
WideOpenWest, Inc.*	21,814	108
		9,933
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.*	5,152	1,031
Arch Resources, Inc.	8,176	1,155
Caledonia Mining Corp. PLC	6,900	65
Carpenter Technology Corp.	22,313	3,787
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Metals & Mining – 1.5%continued
Century Aluminum Co.*	24,473	$446
Coeur Mining, Inc.*	183,680	1,051
Commercial Metals Co.	53,189	2,638
Compass Minerals International, Inc.	16,478	185
Constellium S.E.*	61,353	630
Contango ORE, Inc.*	5,342	54
Critical Metals Corp.*	3,813	26
Dakota Gold Corp.*	35,072	77
Hecla Mining Co.	276,070	1,355
i-80 Gold Corp.*	149,498	72
Ivanhoe Electric, Inc.*	38,066	287
Kaiser Aluminum Corp.	7,577	532
Lifezone Metals Ltd.*	15,972	111
MAC Copper Ltd.*	24,493	260
Materion Corp.	9,564	946
Metallus, Inc.*	20,548	290
Novagold Resources, Inc.*	114,968	383
Olympic Steel, Inc.	4,425	145
Perpetua Resources Corp.*	17,880	191
Piedmont Lithium, Inc.*	8,996	79
Radius Recycling, Inc.	11,874	181
Ramaco Resources, Inc., Class A	11,578	119
Ramaco Resources, Inc., Class B	3,110	31
Ryerson Holding Corp.	12,979	240
SSR Mining, Inc.*	96,090	669
SunCoke Energy, Inc.	39,251	420
Tredegar Corp.*	12,348	95
Universal Stainless & Alloy Products, Inc.*	4,185	184
Warrior Met Coal, Inc.	24,311	1,319
Worthington Steel, Inc.	15,067	479
		19,533
Mortgage Real Estate Investment Trusts – 0.9%
Advanced Flower Capital, Inc.	8,099	67
AG Mortgage Investment Trust, Inc.	14,559	97
Angel Oak Mortgage REIT, Inc.	5,794	54
Apollo Commercial Real Estate Finance, Inc.	65,343	566
Arbor Realty Trust, Inc.	85,667	1,187
Ares Commercial Real Estate Corp.	26,186	154
ARMOUR Residential REIT, Inc.	26,181	494
Blackstone Mortgage Trust, Inc., Class A	81,067	1,411
BrightSpire Capital, Inc.	60,477	341
NORTHERN FUNDS QUARTERLY REPORT  142 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Mortgage Real Estate Investment Trusts – 0.9%continued
Chicago Atlantic Real Estate Finance, Inc.	8,207	$127
Chimera Investment Corp.	37,727	528
Claros Mortgage Trust, Inc.	41,533	188
Dynex Capital, Inc.	36,358	460
Ellington Financial, Inc.	39,766	482
Franklin BSP Realty Trust, Inc.	38,895	488
Granite Point Mortgage Trust, Inc.	24,360	68
Invesco Mortgage Capital, Inc.	25,681	207
KKR Real Estate Finance Trust, Inc.	28,110	284
Ladder Capital Corp.	53,067	594
MFA Financial, Inc.	47,189	481
New York Mortgage Trust, Inc.	42,403	257
Nexpoint Real Estate Finance, Inc.	4,005	63
Orchid Island Capital, Inc.	35,912	279
PennyMac Mortgage Investment Trust	40,579	511
Ready Capital Corp.	75,714	516
Redwood Trust, Inc.	62,525	408
Seven Hills Realty Trust	5,889	77
Sunrise Realty Trust, Inc.	2,446	34
TPG RE Finance Trust, Inc.	27,882	237
Two Harbors Investment Corp.	48,298	571
		11,231
Multi-Utilities – 0.4%
Avista Corp.	36,819	1,349
Black Hills Corp.	32,932	1,927
Northwestern Energy Group, Inc.	29,011	1,551
TXNM Energy, Inc. - (Fractional Shares)(2)	50,000	—
Unitil Corp.	7,613	412
		5,239
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	78,996	442
City Office REIT, Inc.	17,807	98
COPT Defense Properties	52,463	1,624
Douglas Emmett, Inc.	76,007	1,411
Easterly Government Properties, Inc.	46,124	524
Franklin Street Properties Corp.	45,853	84
Hudson Pacific Properties, Inc.	61,134	185
JBG SMITH Properties	38,673	594
NET Lease Office Properties	6,885	215
Orion Office REIT, Inc.	26,886	100
Paramount Group, Inc.	86,619	428
Peakstone Realty Trust	17,383	192
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Office Real Estate Investment Trusts – 0.7%continued
Piedmont Office Realty Trust, Inc., Class A	58,227	$533
Postal Realty Trust, Inc., Class A	10,859	142
SL Green Realty Corp.	33,035	2,244
		8,816
Oil, Gas & Consumable Fuels – 3.0%
Aemetis, Inc.*	14,178	38
Amplify Energy Corp.*	17,071	102
Ardmore Shipping Corp.	19,470	237
Berry Corp.	36,115	149
BKV Corp.*	6,395	152
California Resources Corp.	32,148	1,668
Centrus Energy Corp., Class A*	6,666	444
Clean Energy Fuels Corp.*	80,507	202
CNX Resources Corp.*	68,530	2,513
Comstock Resources, Inc.*	43,744	797
CONSOL Energy, Inc.	13,716	1,463
Crescent Energy Co., Class A	76,010	1,111
CVR Energy, Inc.	15,940	299
Delek U.S. Holdings, Inc.	29,684	549
DHT Holdings, Inc.	64,027	595
Diversified Energy Co. PLC	22,499	378
Dorian LPG Ltd.	17,186	419
Empire Petroleum Corp.*	6,782	52
Encore Energy Corp.*	85,422	291
Energy Fuels, Inc.*	86,382	443
Evolution Petroleum Corp.	15,391	81
Excelerate Energy, Inc., Class A	8,274	250
FLEX LNG Ltd.	14,649	336
FutureFuel Corp.	11,928	63
Golar LNG Ltd.	46,159	1,953
Granite Ridge Resources, Inc.	23,315	151
Green Plains, Inc.*	29,840	283
Gulfport Energy Corp.*	6,110	1,125
Hallador Energy Co.*	12,525	143
HighPeak Energy, Inc.	6,257	92
International Seaways, Inc.	19,386	697
Kinetik Holdings, Inc.	17,773	1,008
Kosmos Energy Ltd.*	221,394	757
Magnolia Oil & Gas Corp., Class A	80,754	1,888
Murphy Oil Corp.	67,418	2,040
NACCO Industries, Inc., Class A	1,813	54
NextDecade Corp.*	52,933	408
Nordic American Tankers Ltd.	98,206	246
EQUITY FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Oil, Gas & Consumable Fuels – 3.0%continued
Northern Oil & Gas, Inc.	46,234	$1,718
Par Pacific Holdings, Inc.*	25,750	422
PBF Energy, Inc., Class A	46,693	1,240
Peabody Energy Corp.	58,867	1,233
PrimeEnergy Resources Corp.*	325	71
REX American Resources Corp.*	7,025	293
Riley Exploration Permian, Inc.	5,070	162
Ring Energy, Inc.*	74,778	102
Sable Offshore Corp.*	23,618	541
SandRidge Energy, Inc.	15,667	183
Scorpio Tankers, Inc.	20,708	1,029
SFL Corp. Ltd.	61,450	628
Sitio Royalties Corp., Class A	37,418	718
SM Energy Co.	53,767	2,084
Talos Energy, Inc.*	68,652	667
Teekay Corp. Ltd.	26,895	186
Teekay Tankers Ltd., Class A	11,316	450
Uranium Energy Corp.*	185,698	1,242
Ur-Energy, Inc.*	168,044	193
VAALCO Energy, Inc.	49,648	217
Verde Clean Fuels, Inc.*	1,920	8
Vital Energy, Inc.*	13,657	422
Vitesse Energy, Inc.	11,579	290
W&T Offshore, Inc.	41,052	68
World Kinect Corp.	26,823	738
		38,382
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,723	230
Sylvamo Corp.	16,189	1,279
		1,509
Passenger Airlines – 0.5%
Allegiant Travel Co.	7,347	691
Blade Air Mobility, Inc.*	26,749	114
Frontier Group Holdings, Inc.*	19,392	138
JetBlue Airways Corp.*	145,876	1,147
Joby Aviation, Inc.*	201,911	1,642
SkyWest, Inc.*	18,533	1,856
Sun Country Airlines Holdings, Inc.*	18,485	269
Wheels Up Experience, Inc.*	37,894	62
		5,919
Personal Care Products – 0.3%
Beauty Health (The) Co.*	36,425	58
Edgewell Personal Care Co.	22,737	764
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Personal Care Products – 0.3%continued
Herbalife Ltd.*	47,549	$318
Honest (The) Co., Inc.*	39,825	276
Interparfums, Inc.	8,591	1,130
Medifast, Inc.*	4,617	81
Nature's Sunshine Products, Inc.*	5,429	80
Nu Skin Enterprises, Inc., Class A	23,424	161
Olaplex Holdings, Inc.*	68,936	119
USANA Health Sciences, Inc.*	5,555	199
Veru, Inc.*	50,600	33
Waldencast PLC, Class A*	11,879	48
		3,267
Pharmaceuticals – 1.7%
Alto Neuroscience, Inc.*	11,372	48
Alumis, Inc.*	5,666	45
Amneal Pharmaceuticals, Inc.*	73,677	584
Amphastar Pharmaceuticals, Inc.*	17,819	662
ANI Pharmaceuticals, Inc.*	8,517	471
Aquestive Therapeutics, Inc.*	34,581	123
Arvinas, Inc.*	30,392	583
Atea Pharmaceuticals, Inc.*	37,615	126
Avadel Pharmaceuticals PLC*	42,537	447
Axsome Therapeutics, Inc.*	17,153	1,451
BioAge Labs, Inc.*	6,910	40
Biote Corp., Class A*	12,786	79
Cassava Sciences, Inc.*	15,888	38
Collegium Pharmaceutical, Inc.*	15,267	437
Contineum Therapeutics, Inc., Class A*	5,307	78
Corcept Therapeutics, Inc.*	37,914	1,911
CorMedix, Inc.*	27,450	222
Edgewise Therapeutics, Inc.*	33,731	901
Enliven Therapeutics, Inc.*	16,144	363
Esperion Therapeutics, Inc.*	84,971	187
Evolus, Inc.*	25,193	278
EyePoint Pharmaceuticals, Inc.*	31,118	232
Fulcrum Therapeutics, Inc.*	29,048	137
Harmony Biosciences Holdings, Inc.*	18,003	619
Harrow, Inc.*	14,144	475
Innoviva, Inc.*	25,485	442
Ligand Pharmaceuticals, Inc.*	8,040	861
Liquidia Corp.*	29,798	350
MBX Biosciences, Inc.*	5,297	98
MediWound Ltd.*	4,104	73
Mind Medicine MindMed, Inc.*	37,949	264
Nektar Therapeutics*	75,433	70
NORTHERN FUNDS QUARTERLY REPORT  144 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Pharmaceuticals – 1.7%continued
Neumora Therapeutics, Inc.*	38,637	$410
Nuvation Bio, Inc.*	85,592	228
Ocular Therapeutix, Inc.*	71,952	614
Omeros Corp.*	26,202	259
Pacira BioSciences, Inc.*	21,493	405
Phathom Pharmaceuticals, Inc.*	18,826	153
Phibro Animal Health Corp., Class A	9,355	196
Pliant Therapeutics, Inc.*	26,693	352
Prestige Consumer Healthcare, Inc.*	23,094	1,803
Rapport Therapeutics, Inc.*	3,949	70
Revance Therapeutics, Inc.*	50,564	154
Scilex Holding Co.*	32,903	14
scPharmaceuticals, Inc.*	20,312	72
Septerna, Inc.*	8,870	203
SIGA Technologies, Inc.	20,367	122
Supernus Pharmaceuticals, Inc.*	23,331	844
Tarsus Pharmaceuticals, Inc.*	17,363	961
Telomir Pharmaceuticals, Inc.*	7,439	31
Terns Pharmaceuticals, Inc.*	33,307	185
Theravance Biopharma, Inc.*	17,546	165
Third Harmonic Bio, Inc.*	8,585	88
Trevi Therapeutics, Inc.*	30,148	124
Ventyx Biosciences, Inc.*	28,505	62
WaVe Life Sciences Ltd.*	43,268	535
Xeris Biopharma Holdings, Inc.*	67,961	230
Zevra Therapeutics, Inc.*	25,224	210
		21,185
Professional Services – 2.2%
Alight, Inc., Class A	197,171	1,364
Asure Software, Inc.*	11,263	106
Barrett Business Services, Inc.	11,991	521
BlackSky Technology, Inc.*	11,718	126
CBIZ, Inc.*	22,400	1,833
Conduent, Inc.*	73,610	297
CRA International, Inc.	3,047	570
CSG Systems International, Inc.	13,749	703
DLH Holdings Corp.*	4,938	40
ExlService Holdings, Inc.*	73,555	3,264
Exponent, Inc.	23,701	2,112
First Advantage Corp.*	27,661	518
FiscalNote Holdings, Inc.*	28,110	30
Forrester Research, Inc.*	5,806	91
Franklin Covey Co.*	5,053	190
Heidrick & Struggles International, Inc.	9,354	415
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Professional Services – 2.2%continued
HireQuest, Inc.	2,863	$41
Huron Consulting Group, Inc.*	8,232	1,023
IBEX Holdings Ltd.*	3,651	78
ICF International, Inc.	8,765	1,045
Innodata, Inc.*	12,740	504
Insperity, Inc.	16,782	1,301
Kelly Services, Inc., Class A	14,690	205
Kforce, Inc.	8,614	488
Korn Ferry	24,420	1,647
Legalzoom.com, Inc.*	59,016	443
Maximus, Inc.	28,051	2,094
Mistras Group, Inc.*	9,814	89
NV5 Global, Inc.*	26,350	496
Planet Labs PBC*	100,357	405
Resources Connection, Inc.	16,251	139
Spire Global, Inc.*	11,043	155
TriNet Group, Inc.	14,979	1,360
TrueBlue, Inc.*	13,295	112
TTEC Holdings, Inc.	9,261	46
Upwork, Inc.*	58,285	953
Verra Mobility Corp.*	77,214	1,867
Willdan Group, Inc.*	5,896	225
WNS Holdings Ltd.*	19,942	945
		27,841
Real Estate Management & Development – 0.6%
American Realty Investors, Inc.*	890	13
Anywhere Real Estate, Inc.*	46,370	153
Compass, Inc., Class A*	170,697	999
Cushman & Wakefield PLC*	107,408	1,405
eXp World Holdings, Inc.	38,534	444
Forestar Group, Inc.*	8,617	223
FRP Holdings, Inc.*	5,989	183
Kennedy-Wilson Holdings, Inc.	53,647	536
Marcus & Millichap, Inc.	10,904	417
Maui Land & Pineapple Co., Inc.*	3,210	71
Newmark Group, Inc., Class A	61,070	782
Offerpad Solutions, Inc.*	2,635	7
Opendoor Technologies, Inc.*	294,753	472
RE/MAX Holdings, Inc., Class A*	8,509	91
Real Brokerage (The), Inc.*	45,424	209
Redfin Corp.*	56,082	441
RMR Group (The), Inc., Class A	7,601	157
St. Joe (The) Co.	17,051	766
Star Holdings*	6,840	67
EQUITY FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Real Estate Management & Development – 0.6%continued
Stratus Properties, Inc.*	2,954	$61
Tejon Ranch Co.*	9,290	148
Transcontinental Realty Investors, Inc.*	836	25
		7,670
Residential Real Estate Investment Trusts – 0.4%
Apartment Investment and Management Co., Class A*	64,203	584
BRT Apartments Corp.	5,380	97
Centerspace	7,863	520
Clipper Realty, Inc.	6,320	29
Elme Communities	41,376	632
Independence Realty Trust, Inc.	106,106	2,105
NexPoint Residential Trust, Inc.	10,518	439
UMH Properties, Inc.	34,018	642
Veris Residential, Inc.	37,204	619
		5,667
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	54,978	1,328
Alexander's, Inc.	1,042	208
CBL & Associates Properties, Inc.	10,490	309
Curbline Properties Corp.	44,126	1,025
FrontView REIT, Inc.	6,826	124
Getty Realty Corp.	23,370	704
InvenTrust Properties Corp.	36,434	1,098
Kite Realty Group Trust	101,357	2,558
Macerich (The) Co.	110,625	2,204
NETSTREIT Corp.	36,932	523
Phillips Edison & Co., Inc.	57,285	2,146
Retail Opportunity Investments Corp.	58,459	1,015
Saul Centers, Inc.	4,727	183
SITE Centers Corp.	22,270	340
Tanger, Inc.	49,626	1,694
Urban Edge Properties	59,313	1,275
Whitestone REIT	22,678	321
		17,055
Semiconductors & Semiconductor Equipment – 2.5%
ACM Research, Inc., Class A*	24,090	364
Aehr Test Systems*	13,249	220
Alpha & Omega Semiconductor Ltd.*	11,100	411
Ambarella, Inc.*	17,845	1,298
Axcelis Technologies, Inc.*	15,326	1,071
CEVA, Inc.*	11,158	352
Cohu, Inc.*	21,708	580
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Semiconductors & Semiconductor Equipment – 2.5%continued
Credo Technology Group Holding Ltd.*	65,546	$4,405
Diodes, Inc.*	21,267	1,312
Everspin Technologies, Inc.*	10,446	67
FormFactor, Inc.*	36,130	1,590
GCT Semiconductor Holding, Inc.*	634	1
Ichor Holdings Ltd.*	15,494	499
Impinj, Inc.*	10,769	1,564
indie Semiconductor, Inc., Class A*	77,054	312
Kulicke & Soffa Industries, Inc.	24,745	1,155
MaxLinear, Inc.*	36,980	731
Navitas Semiconductor Corp.*	58,609	209
NVE Corp.	2,212	180
PDF Solutions, Inc.*	14,826	402
Penguin Solutions, Inc.*	24,348	467
Photronics, Inc.*	28,915	681
Power Integrations, Inc.	26,484	1,634
QuickLogic Corp.*	6,366	72
Rambus, Inc.*	49,885	2,637
Rigetti Computing, Inc.*	73,601	1,123
Semtech Corp.*	34,016	2,104
Silicon Laboratories, Inc.*	14,944	1,856
SiTime Corp.*	8,694	1,865
SkyWater Technology, Inc.*	12,645	175
Synaptics, Inc.*	18,558	1,416
Ultra Clean Holdings, Inc.*	20,747	746
Veeco Instruments, Inc.*	26,039	698
		32,197
Software – 6.6%
8x8, Inc.*	60,179	161
A10 Networks, Inc.	33,598	618
ACI Worldwide, Inc.*	49,442	2,567
Adeia, Inc.	51,482	720
Agilysys, Inc.*	10,608	1,397
Airship AI Holdings, Inc.*	5,603	35
Alarm.com Holdings, Inc.*	22,126	1,345
Alkami Technology, Inc.*	24,772	909
Altair Engineering, Inc., Class A*	25,502	2,783
Amplitude, Inc., Class A*	35,974	380
Appian Corp., Class A*	18,640	615
Arteris, Inc.*	14,022	143
Asana, Inc., Class A*	37,931	769
AudioEye, Inc.*	2,878	44
Aurora Innovation, Inc.*	449,106	2,829
AvePoint, Inc.*	60,636	1,001
NORTHERN FUNDS QUARTERLY REPORT  146 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Software – 6.6%continued
Bit Digital, Inc.*	54,073	$158
Blackbaud, Inc.*	18,877	1,395
BlackLine, Inc.*	26,999	1,640
Blend Labs, Inc., Class A*	112,450	473
Box, Inc., Class A*	65,694	2,076
Braze, Inc., Class A*	30,765	1,288
C3.ai, Inc., Class A*	51,700	1,780
Cerence, Inc.*	19,013	149
Cipher Mining, Inc.*	94,998	441
Cleanspark, Inc.*	116,742	1,075
Clear Secure, Inc., Class A	41,095	1,095
Clearwater Analytics Holdings, Inc., Class A*	83,790	2,306
Commvault Systems, Inc.*	20,436	3,084
Consensus Cloud Solutions, Inc.*	8,118	194
Core Scientific, Inc.*	82,971	1,166
CS Disco, Inc.*	13,776	69
Daily Journal Corp.*	647	367
Digimarc Corp.*	7,306	274
Digital Turbine, Inc.*	44,285	75
Domo, Inc., Class B*	16,683	118
D-Wave Quantum, Inc.*	46,099	387
E2open Parent Holdings, Inc.*	93,073	248
eGain Corp.*	8,040	50
Enfusion, Inc., Class A*	23,043	237
EverCommerce, Inc.*	9,216	101
Freshworks, Inc., Class A*	96,320	1,557
Hut 8 Corp.*	38,211	783
Intapp, Inc.*	24,897	1,596
InterDigital, Inc.	11,840	2,294
Jamf Holding Corp.*	38,449	540
Kaltura, Inc.*	42,101	93
Life360, Inc.*	4,770	197
LiveRamp Holdings, Inc.*	30,815	936
Logility Supply Chain Solutions, Inc.	14,777	164
MARA Holdings, Inc.*	133,250	2,235
Matterport, Inc.*	125,811	596
Meridianlink, Inc.*	15,447	319
Mitek Systems, Inc.*	21,243	236
N-able, Inc.*	33,841	316
NCR Voyix Corp.*	68,637	950
NextNav, Inc.*	36,214	563
Olo, Inc., Class A*	48,491	372
ON24, Inc.*	12,603	81
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Software – 6.6%continued
OneSpan, Inc.*	18,145	$336
Ooma, Inc.*	12,009	169
Pagaya Technologies Ltd., Class A*	16,028	149
PagerDuty, Inc.*	42,035	768
Porch Group, Inc.*	38,516	189
Prairie Operating Co.*	943	7
Progress Software Corp.	19,783	1,289
PROS Holdings, Inc.*	21,411	470
Q2 Holdings, Inc.*	27,582	2,776
Qualys, Inc.*	17,328	2,430
Rapid7, Inc.*	29,022	1,168
Red Violet, Inc.*	5,170	187
Rekor Systems, Inc.*	35,014	55
ReposiTrak, Inc.	5,445	120
Rimini Street, Inc.*	24,313	65
Riot Platforms, Inc.*	133,643	1,364
Roadzen, Inc.*	22,626	49
Sapiens International Corp. N.V.	14,394	387
SEMrush Holdings, Inc., Class A*	16,626	198
Silvaco Group, Inc.*	2,774	22
SolarWinds Corp.	26,019	371
SoundHound AI, Inc., Class A*	144,315	2,863
SoundThinking, Inc.*	4,693	61
Sprinklr, Inc., Class A*	53,785	454
Sprout Social, Inc., Class A*	23,370	718
SPS Commerce, Inc.*	17,612	3,240
Telos Corp.*	23,633	81
Tenable Holdings, Inc.*	55,282	2,177
Terawulf, Inc.*	125,357	710
Varonis Systems, Inc.*	51,691	2,297
Verint Systems, Inc.*	28,533	783
Vertex, Inc., Class A*	25,337	1,352
Viant Technology, Inc., Class A*	7,091	135
Weave Communications, Inc.*	19,027	303
WM Technology, Inc.*	39,084	54
Workiva, Inc.*	23,712	2,596
Xperi, Inc.*	21,037	216
Yext, Inc.*	50,422	321
Zeta Global Holdings Corp., Class A*	83,673	1,505
Zuora, Inc., Class A*	65,521	650
		83,475
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.	20,769	244
Four Corners Property Trust, Inc.	45,445	1,233
EQUITY FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Specialized Real Estate Investment Trusts – 0.4%continued
Gladstone Land Corp.	16,420	$178
Outfront Media, Inc.	70,737	1,255
PotlatchDeltic Corp.	36,995	1,452
Safehold, Inc.	24,449	452
Uniti Group, Inc.	113,950	627
		5,441
Specialty Retail – 2.4%
1-800-Flowers.com, Inc., Class A*	11,301	92
Abercrombie & Fitch Co., Class A*	23,553	3,521
Academy Sports & Outdoors, Inc.	32,113	1,847
American Eagle Outfitters, Inc.	82,710	1,379
America's Car-Mart, Inc.*	3,248	166
Arhaus, Inc.	24,224	228
Arko Corp.	37,606	248
Asbury Automotive Group, Inc.*	9,240	2,246
BARK, Inc.*	64,588	119
Beyond, Inc.*	21,778	107
Boot Barn Holdings, Inc.*	13,847	2,102
Buckle (The), Inc.	14,337	728
Build-A-Bear Workshop, Inc.	5,767	266
Caleres, Inc.	16,311	378
Camping World Holdings, Inc., Class A	26,630	561
Citi Trends, Inc.*	3,296	87
Designer Brands, Inc., Class A	18,901	101
Destination XL Group, Inc.*	21,724	58
EVgo, Inc.*	47,623	193
Foot Locker, Inc.*	39,094	851
Genesco, Inc.*	5,122	219
Group 1 Automotive, Inc.	6,209	2,617
GrowGeneration Corp.*	26,728	45
Haverty Furniture Cos., Inc.	6,529	145
J Jill, Inc.	2,540	70
Lands' End, Inc.*	6,933	91
Leslie's, Inc.*	86,682	193
MarineMax, Inc.*	9,855	285
Monro, Inc.	14,286	354
National Vision Holdings, Inc.*	36,715	383
ODP (The) Corp.*	15,012	341
OneWater Marine, Inc., Class A*	5,851	102
Petco Health & Wellness Co., Inc.*	38,580	147
RealReal (The), Inc.*	47,797	522
Revolve Group, Inc.*	17,945	601
RumbleON, Inc., Class B*	9,521	52
Sally Beauty Holdings, Inc.*	48,855	511
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Specialty Retail – 2.4%continued
Shoe Carnival, Inc.	8,148	$270
Signet Jewelers Ltd.	19,696	1,590
Sleep Number Corp.*	10,514	160
Sonic Automotive, Inc., Class A	6,792	430
Stitch Fix, Inc., Class A*	47,303	204
ThredUp, Inc., Class A*	35,458	49
Tile Shop Holdings, Inc.*	12,503	87
Tilly's, Inc., Class A*	9,266	39
Torrid Holdings, Inc.*	9,230	48
Upbound Group, Inc.	25,365	740
Urban Outfitters, Inc.*	29,588	1,624
Victoria's Secret & Co.*	36,726	1,521
Warby Parker, Inc., Class A*	41,714	1,010
Winmark Corp.	1,352	531
Zumiez, Inc.*	6,867	132
		30,391
Technology Hardware, Storage & Peripherals – 0.5%
CompoSecure, Inc., Class A	12,000	184
Corsair Gaming, Inc.*	21,270	141
CPI Card Group, Inc.*	2,510	75
Diebold Nixdorf, Inc.*	11,813	508
Eastman Kodak Co.*	28,046	184
Immersion Corp.	15,223	133
IonQ, Inc.*	94,051	3,929
Turtle Beach Corp.*	7,963	138
Xerox Holdings Corp.	54,473	459
		5,751
Textiles, Apparel & Luxury Goods – 0.6%
Figs, Inc., Class A*	60,845	377
G-III Apparel Group Ltd.*	18,509	604
Hanesbrands, Inc.*	166,325	1,354
Kontoor Brands, Inc.	25,840	2,207
Movado Group, Inc.	6,688	132
Oxford Industries, Inc.	6,929	546
Rocky Brands, Inc.	3,395	77
Steven Madden Ltd.	34,100	1,450
Superior Group of Cos., Inc.	6,159	102
Vera Bradley, Inc.*	9,255	36
Wolverine World Wide, Inc.	36,823	817
		7,702
Tobacco – 0.1%
Ispire Technology, Inc.*	9,363	47
NORTHERN FUNDS QUARTERLY REPORT  148 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Tobacco – 0.1%continued
Turning Point Brands, Inc.	7,969	$479
Universal Corp.	11,390	625
		1,151
Trading Companies & Distributors – 2.5%
Alta Equipment Group, Inc.	12,912	84
Applied Industrial Technologies, Inc.	18,036	4,319
Beacon Roofing Supply, Inc.*	29,100	2,956
BlueLinx Holdings, Inc.*	3,813	389
Boise Cascade Co.	18,179	2,161
Custom Truck One Source, Inc.*	23,917	115
Distribution Solutions Group, Inc.*	4,970	171
DNOW, Inc.*	49,683	646
DXP Enterprises, Inc.*	5,941	491
EVI Industries, Inc.	2,789	46
FTAI Aviation Ltd.	47,612	6,858
GATX Corp.	16,731	2,593
Global Industrial Co.	6,077	151
GMS, Inc.*	18,395	1,560
H&E Equipment Services, Inc.	14,951	732
Herc Holdings, Inc.	13,136	2,487
Hudson Technologies, Inc.*	21,696	121
Karat Packaging, Inc.	2,996	91
McGrath RentCorp	11,359	1,270
MRC Global, Inc.*	39,949	511
Rush Enterprises, Inc., Class A	28,571	1,565
Rush Enterprises, Inc., Class B	4,211	229
Titan Machinery, Inc.*	10,353	146
Transcat, Inc.*	4,241	448
Willis Lease Finance Corp.	1,371	285
Xometry, Inc., Class A*	19,868	848
		31,273
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.*	5,886	70
Water Utilities – 0.4%
American States Water Co.	17,357	1,349
Cadiz, Inc.*	17,722	92
California Water Service Group	28,067	1,273
Consolidated Water Co. Ltd.	6,724	174
Global Water Resources, Inc.	4,785	55
Middlesex Water Co.	8,134	428
Pure Cycle Corp.*	10,333	131
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Water Utilities – 0.4%continued
SJW Group	15,805	$778
York Water (The) Co.	6,481	212
		4,492
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	30,573	247
Spok Holdings, Inc.	8,516	137
Telephone and Data Systems, Inc.	46,140	1,574
		1,958
Total Common Stocks
(Cost $785,196)		1,254,329

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(2) *	50,322	—
Chinook Therapeutics, Inc.(2) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	26,398	37
Inhibrx, Inc. (Contingent Value Rights)(2) (3) *	15,255	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	5,175	—
		37
Total Rights
(Cost $40)		37

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (2) *	1,200	—
Escrow Petrocorp, Inc. (2) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Exp. 6/27/29, Strike $0.00*	836	$3
Pulse Biosciences, Exp. 6/29/27, Strike $0.00*	836	2
Total Warrants
(Cost $—)		5

EQUITY FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	15,953,824	$15,954
Total Investment Companies
(Cost $15,954)		15,954

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.23%, 3/27/25(6) (7)	$1,300	$1,287
Total Short-Term Investments
(Cost $1,287)		1,287

Total Investments – 100.0%
(Cost $802,477)		1,271,612
Liabilities less Other Assets – (0.0%)		(243)
NET ASSETS – 100.0%		$1,271,369

(1)	Investment in affiliate.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of these restricted illiquid securities amounted to approximately
$37,000 or 0.0% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—
Inhibrx, Inc. (Contingent Value Rights)	5/31/24	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	165	$18,561	Long	3/25	$(799)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,254,329	$—	$—	$1,254,329
Rights	—	—	37	37
Warrants	—	5	—	5
Investment Companies	15,954	—	—	15,954
Short-Term Investments	—	1,287	—	1,287
Total Investments	$1,270,283	$1,292	$37	$1,271,612
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(799)	$—	$—	$(799)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  150 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Methode Electronics, Inc.	$183	$41	$22	$(1)	$1	$7	$202	17,122
Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,996	134,944	149,986	—	—	856	15,954	15,953,824
Total	$31,179	$134,985	$150,008	$(1)	$1	$863	$16,156	15,970,946
EQUITY FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SMALL CAP VALUE FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%
Aerospace & Defense – 0.9%
Moog, Inc., Class A	40,637	$7,999
Automobile Components – 1.0%
Adient PLC*	87,875	1,514
American Axle & Manufacturing Holdings, Inc.*	10,830	63
Modine Manufacturing Co.*	34,532	4,003
Phinia, Inc.	9,207	444
Standard Motor Products, Inc.	91,011	2,820
		8,844
Automobiles – 0.0%
Winnebago Industries, Inc.	5,765	275
Banks – 19.1%
Amalgamated Financial Corp.	33,344	1,116
Atlantic Union Bankshares Corp.	95,983	3,636
Axos Financial, Inc.*	107,205	7,488
BancFirst Corp.	65,647	7,692
Bancorp (The), Inc.*	59,715	3,143
Bank of NT Butterfield & Son (The) Ltd.	59,012	2,157
Banner Corp.	41,283	2,756
Burke & Herbert Financial Services Corp.	6,969	435
Cadence Bank	139,685	4,812
Cathay General Bancorp	130,281	6,203
Central Pacific Financial Corp.	50,235	1,459
City Holding Co.	10,154	1,203
CNB Financial Corp.	21,724	540
Community Financial System, Inc.	75,913	4,682
Community Trust Bancorp, Inc.	91,781	4,867
Customers Bancorp, Inc.*	11,316	551
CVB Financial Corp.	138,174	2,958
Eastern Bankshares, Inc.	323,323	5,577
FB Financial Corp.	17,698	912
Financial Institutions, Inc.	41,000	1,119
First BanCorp	529,560	9,845
First Business Financial Services, Inc.	19,583	906
First Commonwealth Financial Corp.	176,711	2,990
First Financial Bancorp	139,614	3,753
First Financial Corp.	23,251	1,074
First Hawaiian, Inc.	12,043	313
Glacier Bancorp, Inc.	37,288	1,873
Hancock Whitney Corp.	92,592	5,067
Heritage Financial Corp.	45,619	1,118
Home BancShares, Inc.	251,731	7,124
Horizon Bancorp, Inc.	41,530	669
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 19.1%continued
Independent Bank Corp.	22,979	$800
International Bancshares Corp.	90,105	5,691
Lakeland Financial Corp.	88,262	6,069
Mercantile Bank Corp.	16,888	751
Metropolitan Bank Holding Corp.*	7,869	460
NBT Bancorp, Inc.	140,555	6,713
OFG Bancorp	82,518	3,492
Old Second Bancorp, Inc.	28,448	506
Park National Corp.	22,440	3,847
Preferred Bank	23,833	2,059
Premier Financial Corp.	19,937	510
Renasant Corp.	60,875	2,176
S&T Bancorp, Inc.	3,687	141
Sandy Spring Bancorp, Inc.	62,337	2,101
Sierra Bancorp	77,001	2,227
Southern Missouri Bancorp, Inc.	9,819	563
SouthState Corp.	68,918	6,856
Stock Yards Bancorp, Inc.	13,200	945
Texas Capital Bancshares, Inc.*	37,328	2,919
TriCo Bancshares	84,247	3,682
Trustmark Corp.	105,059	3,716
UMB Financial Corp.	31,881	3,598
Univest Financial Corp.	45,415	1,340
WesBanco, Inc.	104,874	3,413
Westamerica BanCorp	44,328	2,325
WSFS Financial Corp.	116,431	6,186
		171,124
Beverages – 0.4%
Primo Brands Corp.	118,446	3,645
Biotechnology – 2.8%
4D Molecular Therapeutics, Inc.*	11,625	65
ADMA Biologics, Inc.*	66,725	1,144
Agios Pharmaceuticals, Inc.*	32,163	1,057
Annexon, Inc.*	162,177	832
Arcellx, Inc.*	4,538	348
Arcturus Therapeutics Holdings, Inc.*	11,796	200
Astria Therapeutics, Inc.*	10,828	97
Catalyst Pharmaceuticals, Inc.*	184,216	3,845
Chimerix, Inc.*	321,546	1,119
Cogent Biosciences, Inc.*	8,008	62
Crinetics Pharmaceuticals, Inc.*	20,659	1,056
Cullinan Therapeutics, Inc.*	11,365	138
Cytokinetics, Inc.*	47,732	2,245
Dianthus Therapeutics, Inc.*	37,648	821
NORTHERN FUNDS QUARTERLY REPORT  152 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 2.8%continued
Dynavax Technologies Corp.*	25,489	$325
Dyne Therapeutics, Inc.*	5,426	128
Entrada Therapeutics, Inc.*	59,390	1,027
Geron Corp.*	43,705	155
iTeos Therapeutics, Inc.*	3,487	27
Janux Therapeutics, Inc.*	14,623	783
KalVista Pharmaceuticals, Inc.*	15,174	128
Kiniksa Pharmaceuticals International PLC*	11,276	223
MannKind Corp.*	53,697	345
MiMedx Group, Inc.*	29,107	280
Myriad Genetics, Inc.*	73,798	1,012
Novavax, Inc.*	27,687	223
Nurix Therapeutics, Inc.*	16,584	312
Nuvalent, Inc., Class A*	17,961	1,406
PDL BioPharma, Inc.(1) *	1,029,654	661
Protagonist Therapeutics, Inc.*	11,565	446
Rhythm Pharmaceuticals, Inc.*	6,393	358
Rocket Pharmaceuticals, Inc.*	7,778	98
Twist Bioscience Corp.*	31,457	1,462
Tyra Biosciences, Inc.*	14,876	207
Veracyte, Inc.*	58,288	2,308
Y-mAbs Therapeutics, Inc.*	8,651	68
		25,011
Building Products – 1.0%
American Woodmark Corp.*	4,731	376
Apogee Enterprises, Inc.	4,355	311
Insteel Industries, Inc.	3,835	104
Masterbrand, Inc.*	24,996	365
Quanex Building Products Corp.	6,527	158
Resideo Technologies, Inc.*	28,807	664
UFP Industries, Inc.	60,384	6,803
		8,781
Capital Markets – 0.3%
Acadian Asset Management, Inc.	3,916	103
BGC Group, Inc., Class A	32,003	290
DigitalBridge Group, Inc.	34,234	386
Donnelley Financial Solutions, Inc.*	35,295	2,214
		2,993
Chemicals – 2.0%
AdvanSix, Inc.	2,605	74
Ecovyst, Inc.*	23,072	176
H.B. Fuller Co.	27,059	1,826
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Chemicals – 2.0%continued
Innospec, Inc.	34,919	$3,843
Koppers Holdings, Inc.	4,105	133
Minerals Technologies, Inc.	92,837	7,075
Sensient Technologies Corp.	63,102	4,497
		17,624
Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	97,790	5,005
BrightView Holdings, Inc.*	18,616	298
CoreCivic, Inc.*	22,402	487
Ennis, Inc.	54,270	1,144
GEO Group (The), Inc.*	35,807	1,002
Healthcare Services Group, Inc.*	14,562	169
Interface, Inc.	11,457	279
NL Industries, Inc.	27,617	214
Steelcase, Inc., Class A	18,504	219
UniFirst Corp.	31,795	5,440
		14,257
Communications Equipment – 0.3%
Digi International, Inc.*	91,196	2,757
Construction & Engineering – 1.5%
Arcosa, Inc.	77,511	7,498
Granite Construction, Inc.	4,134	363
Great Lakes Dredge & Dock Corp.*	13,214	149
Primoris Services Corp.	10,577	808
Sterling Infrastructure, Inc.*	29,456	4,962
		13,780
Construction Materials – 1.3%
Summit Materials, Inc., Class A*	236,166	11,950
Consumer Finance – 2.1%
Enova International, Inc.*	74,119	7,106
Navient Corp.	183,429	2,438
Nelnet, Inc., Class A	52,199	5,575
PROG Holdings, Inc.	29,907	1,264
Regional Management Corp.	11,626	395
World Acceptance Corp.*	14,226	1,600
		18,378
Consumer Staples Distribution & Retail – 1.1%
Andersons (The), Inc.	178,598	7,237
Ingles Markets, Inc., Class A	33,125	2,135
Natural Grocers by Vitamin Cottage, Inc.	4,495	179
EQUITY FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Consumer Staples Distribution & Retail – 1.1%continued
PriceSmart, Inc.	5,951	$548
SpartanNash Co.	6,827	125
		10,224
Containers & Packaging – 0.0%
Myers Industries, Inc.	7,263	80
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc.*	7,728	702
Graham Holdings Co., Class B	706	616
Perdoceo Education Corp.	12,953	343
Strategic Education, Inc.	4,766	445
		2,106
Diversified Real Estate Investment Trusts – 1.8%
Alexander & Baldwin, Inc.	14,302	254
American Assets Trust, Inc.	105,268	2,764
Broadstone Net Lease, Inc.	130,816	2,075
Empire State Realty Trust, Inc., Class A	283,303	2,924
Essential Properties Realty Trust, Inc.	185,976	5,817
One Liberty Properties, Inc.	97,589	2,658
		16,492
Diversified Telecommunication Services – 0.5%
Bandwidth, Inc., Class A*	8,250	140
IDT Corp., Class B	6,950	330
Iridium Communications, Inc.	108,050	3,136
Liberty Latin America Ltd., Class C*	177,869	1,128
		4,734
Electric Utilities – 1.0%
Otter Tail Corp.	46,331	3,421
Portland General Electric Co.	120,558	5,259
		8,680
Electrical Equipment – 0.7%
EnerSys	56,589	5,231
Preformed Line Products Co.	7,593	970
Thermon Group Holdings, Inc.*	9,848	283
		6,484
Electronic Equipment, Instruments & Components – 3.0%
Avnet, Inc.	4,824	252
Bel Fuse, Inc., Class B	2,070	171
Belden, Inc.	8,219	925
Benchmark Electronics, Inc.	7,036	319
Daktronics, Inc.*	9,108	154
ePlus, Inc.*	5,253	388
Itron, Inc.*	11,405	1,238
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Electronic Equipment, Instruments & Components – 3.0%continued
Kimball Electronics, Inc.*	28,546	$535
Knowles Corp.*	17,568	350
Mirion Technologies, Inc.*	43,414	758
PC Connection, Inc.	105,104	7,281
Rogers Corp.*	3,671	373
Sanmina Corp.*	120,002	9,081
ScanSource, Inc.*	4,963	235
TTM Technologies, Inc.*	20,163	499
Vishay Intertechnology, Inc.	255,617	4,330
		26,889
Energy Equipment & Services – 1.3%
Archrock, Inc.	144,128	3,587
Helmerich & Payne, Inc.	85,602	2,741
Liberty Energy, Inc.	64,709	1,287
NPK International, Inc.*	271,499	2,083
RPC, Inc.	78,845	468
Solaris Energy Infrastructure, Inc.	43,005	1,238
		11,404
Entertainment – 0.1%
Cinemark Holdings, Inc.*	23,504	728
Reservoir Media, Inc.*	12,798	116
		844
Financial Services – 3.1%
Enact Holdings, Inc.	8,461	274
Essent Group Ltd.	73,736	4,014
HA Sustainable Infrastructure Capital, Inc.	86,121	2,311
Jackson Financial, Inc., Class A	60,876	5,301
Merchants Bancorp	4,088	149
Mr Cooper Group, Inc.*	90,751	8,713
Pagseguro Digital Ltd., Class A*	19,775	124
Radian Group, Inc.	224,876	7,133
		28,019
Food Products – 0.1%
Adecoagro S.A.	48,275	455
Mission Produce, Inc.*	13,984	201
Seneca Foods Corp., Class A*	7,206	571
		1,227
Gas Utilities – 0.8%
Southwest Gas Holdings, Inc.	22,418	1,585
Spire, Inc.	77,096	5,230
		6,815
NORTHERN FUNDS QUARTERLY REPORT  154 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Ground Transportation – 0.9%
ArcBest Corp.	74,781	$6,978
Ryder System, Inc.	2,344	368
Universal Logistics Holdings, Inc.	7,676	353
		7,699
Health Care Equipment & Supplies – 1.2%
Artivion, Inc.*	12,718	364
Avanos Medical, Inc.*	18,880	301
Embecta Corp.	11,353	234
ICU Medical, Inc.*	17,227	2,673
Inmode Ltd.*	16,686	279
Integer Holdings Corp.*	6,572	871
Integra LifeSciences Holdings Corp.*	15,415	350
LivaNova PLC*	11,197	518
Neogen Corp.*	295,398	3,586
Varex Imaging Corp.*	47,720	696
Zimvie, Inc.*	48,569	677
		10,549
Health Care Providers & Services – 2.7%
AdaptHealth Corp.*	39,634	377
Addus HomeCare Corp.*	3,156	396
ATI Physical Therapy, Inc.(2) *	1	—
Brookdale Senior Living, Inc.*	83,584	420
Castle Biosciences, Inc.*	10,988	293
Community Health Systems, Inc.*	47,088	141
Concentra Group Holdings Parent, Inc.	27,139	537
Cross Country Healthcare, Inc.*	39,808	723
Fulgent Genetics, Inc.*	2,458	45
Innovage Holding Corp.*	139,353	548
LifeStance Health Group, Inc.*	112,267	827
National HealthCare Corp.	46,279	4,978
NeoGenomics, Inc.*	157,455	2,595
OPKO Health, Inc.*	270,073	397
Option Care Health, Inc.*	135,169	3,136
Owens & Minor, Inc.*	88,458	1,156
Patterson Cos., Inc.	188,459	5,816
Select Medical Holdings Corp.	33,631	634
Surgery Partners, Inc.*	47,334	1,002
		24,021
Health Care Real Estate Investment Trusts – 1.3%
CareTrust REIT, Inc.	134,078	3,627
National Health Investors, Inc.	72,321	5,012
Sabra Health Care REIT, Inc.	168,458	2,917
		11,556
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Technology – 0.4%
Evolent Health, Inc., Class A*	68,574	$771
HealthStream, Inc.	5,970	190
Veradigm, Inc.*	274,752	2,679
		3,640
Hotel & Resort Real Estate Investment Trusts – 2.0%
Apple Hospitality REIT, Inc.	153,700	2,359
DiamondRock Hospitality Co.	347,980	3,142
RLJ Lodging Trust	127,151	1,298
Ryman Hospitality Properties, Inc.	44,176	4,610
Summit Hotel Properties, Inc.	64,756	444
Sunstone Hotel Investors, Inc.	378,469	4,481
Xenia Hotels & Resorts, Inc.	79,728	1,185
		17,519
Hotels, Restaurants & Leisure – 0.8%
BJ's Restaurants, Inc.*	4,583	161
Brinker International, Inc.*	15,950	2,110
International Game Technology PLC	145,022	2,561
Life Time Group Holdings, Inc.*	29,228	647
RCI Hospitality Holdings, Inc.	8,657	498
Red Rock Resorts, Inc., Class A	26,610	1,230
		7,207
Household Durables – 4.7%
Ethan Allen Interiors, Inc.	117,206	3,295
Green Brick Partners, Inc.*	8,947	505
Helen of Troy Ltd.*	3,031	181
Hooker Furnishings Corp.	61,340	859
Hovnanian Enterprises, Inc., Class A*	1,049	140
KB Home	127,581	8,385
La-Z-Boy, Inc.	8,436	368
M/I Homes, Inc.*	34,788	4,625
Meritage Homes Corp.	51,999	7,999
Taylor Morrison Home Corp.*	197,149	12,068
Tri Pointe Homes, Inc.*	81,453	2,953
Worthington Enterprises, Inc.	14,558	584
		41,962
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	17,936	1,215
Industrial Real Estate Investment Trusts – 1.1%
Innovative Industrial Properties, Inc.	43,226	2,881
LXP Industrial Trust	173,193	1,406
EQUITY FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Industrial Real Estate Investment Trusts – 1.1%continued
Plymouth Industrial REIT, Inc.	8,948	$159
Terreno Realty Corp.	86,950	5,142
		9,588
Insurance – 3.4%
Axis Capital Holdings Ltd.	4,565	405
CNO Financial Group, Inc.	298,297	11,100
Employers Holdings, Inc.	175,804	9,006
Genworth Financial, Inc.*	427,964	2,992
Selective Insurance Group, Inc.	57,692	5,395
Stewart Information Services Corp.	25,056	1,691
		30,589
Interactive Media & Services – 0.4%
Cars.com, Inc.*	58,200	1,008
Vimeo, Inc.*	31,525	202
Ziff Davis, Inc.*	44,623	2,425
		3,635
IT Services – 0.4%
ASGN, Inc.*	32,579	2,715
Grid Dynamics Holdings, Inc.*	15,089	336
Hackett Group (The), Inc.	5,445	167
		3,218
Leisure Products – 0.1%
Revelyst, Inc.*	54,863	1,055
Smith & Wesson Brands, Inc.	8,976	91
		1,146
Life Sciences Tools & Services – 0.1%
BioLife Solutions, Inc.*	4,897	127
Harvard Bioscience, Inc.*	38,046	80
Nautilus Biotechnology, Inc.*	43,646	74
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Standard BioTools, Inc.*	92,647	162
		443
Machinery – 2.0%
Alamo Group, Inc.	17,912	3,330
Chart Industries, Inc.*	16,097	3,072
Enpro, Inc.	6,869	1,185
Gates Industrial Corp. PLC*	14,178	292
Greenbrier (The) Cos., Inc.	6,132	374
Kennametal, Inc.	23,246	558
Miller Industries, Inc.	2,261	148
Mueller Industries, Inc.	28,534	2,264
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Machinery – 2.0%continued
REV Group, Inc.	10,237	$326
Standex International Corp.	26,360	4,929
Terex Corp.	19,594	906
Trinity Industries, Inc.	16,144	567
Wabash National Corp.	13,459	230
		18,181
Marine Transportation – 0.8%
Golden Ocean Group Ltd.	58,398	523
Kirby Corp.*	3,143	333
Matson, Inc.	45,611	6,150
Safe Bulkers, Inc.	105,183	376
Star Bulk Carriers Corp.	9,728	145
		7,527
Media – 1.9%
Cable One, Inc.	6,002	2,174
PubMatic, Inc., Class A*	4,035	59
Scholastic Corp.	89,277	1,904
Sinclair, Inc.	3,712	60
Stagwell, Inc.*	121,985	803
TEGNA, Inc.	626,317	11,455
Thryv Holdings, Inc.*	3,260	48
		16,503
Metals & Mining – 1.9%
Alpha Metallurgical Resources, Inc.*	3,987	798
Arch Resources, Inc.	5,388	761
Carpenter Technology Corp.	4,586	778
Commercial Metals Co.	188,245	9,337
Ferroglobe PLC	54,771	208
Kaiser Aluminum Corp.	3,134	220
McEwen Mining, Inc.*	10,039	78
Metallus, Inc.*	37,507	530
Ramaco Resources, Inc., Class A	8,728	90
Ramaco Resources, Inc., Class B	126	1
Ryerson Holding Corp.	35,015	648
Warrior Met Coal, Inc.	64,488	3,498
Worthington Steel, Inc.	4,700	150
		17,097
Mortgage Real Estate Investment Trusts – 0.8%
Arbor Realty Trust, Inc.	259,359	3,592
Ellington Financial, Inc.	133,356	1,616
PennyMac Mortgage Investment Trust	121,627	1,532
		6,740
NORTHERN FUNDS QUARTERLY REPORT  156 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Multi-Utilities – 1.6%
Avista Corp.	119,759	$4,387
Black Hills Corp.	83,000	4,857
Northwestern Energy Group, Inc.	87,846	4,696
		13,940
Office Real Estate Investment Trusts – 0.5%
Easterly Government Properties, Inc.	18,772	213
Equity Commonwealth*	171,008	303
Highwoods Properties, Inc.	20,846	637
SL Green Realty Corp.	43,979	2,987
		4,140
Oil, Gas & Consumable Fuels – 5.6%
Amplify Energy Corp.*	24,338	146
Ardmore Shipping Corp.	15,966	194
California Resources Corp.	100,558	5,218
Civitas Resources, Inc.	45,609	2,092
CNX Resources Corp.*	203,841	7,475
CONSOL Energy, Inc.	12,840	1,370
DHT Holdings, Inc.	467,774	4,346
Dorian LPG Ltd.	16,560	404
Kinetik Holdings, Inc.	13,492	765
Matador Resources Co.	112,428	6,325
Murphy Oil Corp.	138,580	4,193
Nordic American Tankers Ltd.	19,740	49
Northern Oil & Gas, Inc.	25,272	939
Peabody Energy Corp.	263,811	5,524
REX American Resources Corp.*	27,166	1,132
Riley Exploration Permian, Inc.	23,528	751
Scorpio Tankers, Inc.	57,197	2,842
SM Energy Co.	82,887	3,213
Teekay Corp. Ltd.	35,486	246
Teekay Tankers Ltd., Class A	63,277	2,518
Uranium Energy Corp.*	103,229	691
		50,433
Passenger Airlines – 0.1%
SkyWest, Inc.*	8,074	808
Personal Care Products – 0.1%
Edgewell Personal Care Co.	9,848	331
USANA Health Sciences, Inc.*	15,223	546
		877
Pharmaceuticals – 2.3%
Amneal Pharmaceuticals, Inc.*	146,320	1,159
Amphastar Pharmaceuticals, Inc.*	5,572	207
ANI Pharmaceuticals, Inc.*	7,416	410
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Pharmaceuticals – 2.3%continued
Fulcrum Therapeutics, Inc.*	136,751	$643
Innoviva, Inc.*	12,638	219
Intra-Cellular Therapies, Inc.*	39,147	3,269
Ligand Pharmaceuticals, Inc.*	18,770	2,011
Nuvation Bio, Inc.*	230,395	613
Pacira BioSciences, Inc.*	62,240	1,173
Phibro Animal Health Corp., Class A	6,566	138
Prestige Consumer Healthcare, Inc.*	107,606	8,403
Supernus Pharmaceuticals, Inc.*	65,528	2,369
Theravance Biopharma, Inc.*	13,186	124
Third Harmonic Bio, Inc.*	8,075	83
		20,821
Professional Services – 0.8%
Barrett Business Services, Inc.	72,044	3,129
Heidrick & Struggles International, Inc.	3,968	176
Korn Ferry	60,825	4,103
		7,408
Real Estate Management & Development – 0.7%
Cushman & Wakefield PLC*	317,966	4,159
Forestar Group, Inc.*	9,978	258
Newmark Group, Inc., Class A	122,630	1,571
RMR Group (The), Inc., Class A	21,797	450
		6,438
Residential Real Estate Investment Trusts – 0.3%
NexPoint Residential Trust, Inc.	5,062	212
Veris Residential, Inc.	135,196	2,248
		2,460
Retail Real Estate Investment Trusts – 1.6%
Curbline Properties Corp.	142,511	3,309
Getty Realty Corp.	65,478	1,973
Macerich (The) Co.	42,588	848
Phillips Edison & Co., Inc.	81,097	3,038
Retail Opportunity Investments Corp.	24,847	431
SITE Centers Corp.	71,257	1,090
Urban Edge Properties	132,543	2,850
Whitestone REIT	52,648	746
		14,285
Semiconductors & Semiconductor Equipment – 1.8%
ACM Research, Inc., Class A*	11,237	170
Diodes, Inc.*	48,951	3,019
EQUITY FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Semiconductors & Semiconductor Equipment – 1.8%continued
Onto Innovation, Inc.*	37,761	$6,293
Photronics, Inc.*	288,952	6,808
		16,290
Software – 0.7%
ACI Worldwide, Inc.*	21,438	1,113
Commvault Systems, Inc.*	10,982	1,657
LiveRamp Holdings, Inc.*	13,050	396
Magic Software Enterprises Ltd.	9,680	116
MARA Holdings, Inc.*	109,697	1,840
SolarWinds Corp.	101,043	1,440
		6,562
Specialized Real Estate Investment Trusts – 0.6%
Farmland Partners, Inc.	38,121	448
Four Corners Property Trust, Inc.	73,419	1,993
PotlatchDeltic Corp.	76,544	3,004
		5,445
Specialty Retail – 2.3%
Abercrombie & Fitch Co., Class A*	2,770	414
American Eagle Outfitters, Inc.	56,672	945
Asbury Automotive Group, Inc.*	4,058	986
Buckle (The), Inc.	46,702	2,373
Caleres, Inc.	7,000	162
Foot Locker, Inc.*	8,824	192
Genesco, Inc.*	5,052	216
Guess?, Inc.	26,758	376
Lands' End, Inc.*	31,034	408
Monro, Inc.	5,897	146
ODP (The) Corp.*	127,385	2,897
Sally Beauty Holdings, Inc.*	20,683	216
Shoe Carnival, Inc.	107,570	3,558
Signet Jewelers Ltd.	13,036	1,052
Sonic Automotive, Inc., Class A	78,403	4,967
Torrid Holdings, Inc.*	36,291	190
Urban Outfitters, Inc.*	18,297	1,004
		20,102
Technology Hardware, Storage & Peripherals – 0.4%
Diebold Nixdorf, Inc.*	57,741	2,485
Eastman Kodak Co.*	106,946	703
		3,188
Textiles, Apparel & Luxury Goods – 0.1%
Figs, Inc., Class A*	89,903	557
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Textiles, Apparel & Luxury Goods – 0.1%continued
G-III Apparel Group Ltd.*	9,017	$294
Rocky Brands, Inc.	6,424	146
		997
Trading Companies & Distributors – 2.7%
BlueLinx Holdings, Inc.*	5,015	512
Boise Cascade Co.	17,447	2,074
DNOW, Inc.*	31,409	408
DXP Enterprises, Inc.*	64,231	5,307
GATX Corp.	46,836	7,258
GMS, Inc.*	51,795	4,394
MRC Global, Inc.*	16,776	214
Rush Enterprises, Inc., Class A	72,397	3,967
		24,134
Water Utilities – 0.5%
California Water Service Group	79,334	3,596
Consolidated Water Co. Ltd.	34,448	892
		4,488
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	25,406	206
United States Cellular Corp.*	4,662	292
		498
Total Common Stocks
(Cost $512,358)		874,765

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	89,437	124
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		124

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	2
Total Other
(Cost $—)		2

NORTHERN FUNDS QUARTERLY REPORT  158 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$25
Total Warrants
(Cost $—)		25

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(4) (5)	22,212,169	$22,212
Total Investment Companies
(Cost $22,212)		22,212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.30%, 3/27/25(6) (7)	$1,755	$1,738
Total Short-Term Investments
(Cost $1,737)		1,738

Total Investments – 100.5%
(Cost $536,307)		898,866
Liabilities less Other Assets – (0.5%)		(4,337)
NET ASSETS – 100.0%		$894,529

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)
Restricted security that has been deemed illiquid. At December 31, 2024, the value of this restricted illiquid security amounted to approximately $124,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2024 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	160	$17,998	Long	3/25	$(782)
E-Mini S&P 500	14	4,155	Long	3/25	(105)
Total					$(887)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$24,350	$—	$661	$25,011
All Other Industries(1)	849,754	—	—	849,754
Total Common Stocks	874,104	—	661	874,765
Rights(1)	—	—	124	124
Other	—	—	2	2
Warrants	25	—	—	25
Investment Companies	22,212	—	—	22,212
Short-Term Investments	—	1,738	—	1,738
Total Investments	$896,341	$1,738	$787	$898,866
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(887)	$—	$—	$(887)

(1)	Classifications as defined in the Schedule of Investments.
EQUITY FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,375	$267,401	$265,564	$1,045	$22,212	22,212,169
NORTHERN FUNDS QUARTERLY REPORT  160 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc.*	21,753	$12,928
Boeing (The) Co.*	225,073	39,838
General Dynamics Corp.	76,396	20,130
General Electric Co.	322,579	53,803
Howmet Aerospace, Inc.	120,689	13,200
Huntington Ingalls Industries, Inc.	10,565	1,996
L3Harris Technologies, Inc.	55,995	11,775
Lockheed Martin Corp.	63,611	30,911
Northrop Grumman Corp.	41,316	19,389
RTX Corp.	399,832	46,269
Textron, Inc.	54,666	4,181
TransDigm Group, Inc.	16,652	21,103
		275,523
Air Freight & Logistics – 0.4%
C.H. Robinson Worldwide, Inc.	37,481	3,872
Expeditors International of Washington, Inc.	40,357	4,470
FedEx Corp.	67,629	19,026
United Parcel Service, Inc., Class B	217,126	27,380
		54,748
Automobile Components – 0.0%
Aptiv PLC*	69,041	4,176
BorgWarner, Inc.	58,479	1,859
		6,035
Automobiles – 2.4%
Ford Motor Co.	1,145,419	11,340
General Motors Co.	333,619	17,772
Tesla, Inc.*	835,476	337,398
		366,510
Banks – 3.4%
Bank of America Corp.	2,003,351	88,047
Citigroup, Inc.	569,409	40,081
Citizens Financial Group, Inc.	126,687	5,544
Fifth Third Bancorp	198,540	8,394
Huntington Bancshares, Inc.	420,854	6,847
JPMorgan Chase & Co.	843,714	202,247
KeyCorp	286,832	4,916
M&T Bank Corp.	50,414	9,478
PNC Financial Services Group (The), Inc.	119,251	22,998
Regions Financial Corp.	263,964	6,208
Truist Financial Corp.	392,934	17,046
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Banks – 3.4%continued
U.S. Bancorp	469,843	$22,473
Wells Fargo & Co.	999,898	70,233
		504,512
Beverages – 1.1%
Brown-Forman Corp., Class B	49,109	1,865
Coca-Cola (The) Co.	1,156,996	72,035
Constellation Brands, Inc., Class A	46,454	10,266
Keurig Dr. Pepper, Inc.	330,152	10,605
Molson Coors Beverage Co., Class B	56,114	3,216
Monster Beverage Corp.*	213,934	11,244
PepsiCo, Inc.	409,246	62,230
		171,461
Biotechnology – 1.6%
AbbVie, Inc.	529,021	94,007
Amgen, Inc.	160,043	41,713
Biogen, Inc.*	42,099	6,438
Gilead Sciences, Inc.	375,519	34,687
Incyte Corp.*	51,169	3,534
Moderna, Inc.*	95,549	3,973
Regeneron Pharmaceuticals, Inc.*	31,268	22,273
Vertex Pharmaceuticals, Inc.*	76,818	30,935
		237,560
Broadline Retail – 4.1%
Amazon.com, Inc.*	2,800,323	614,363
eBay, Inc.	146,866	9,098
		623,461
Building Products – 0.5%
A.O. Smith Corp.	35,373	2,413
Allegion PLC	27,706	3,620
Builders FirstSource, Inc.*	32,981	4,714
Carrier Global Corp.	253,106	17,277
Johnson Controls International PLC	202,796	16,007
Lennox International, Inc.	9,247	5,634
Masco Corp.	67,601	4,906
Trane Technologies PLC	67,949	25,097
		79,668
Capital Markets – 3.1%
Ameriprise Financial, Inc.	29,467	15,689
Bank of New York Mellon (The) Corp.	220,588	16,948
Blackrock, Inc.	43,361	44,450
Blackstone, Inc.	216,597	37,346
Cboe Global Markets, Inc.	31,841	6,222
EQUITY FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Capital Markets – 3.1%continued
Charles Schwab (The) Corp.	444,471	$32,895
CME Group, Inc.	108,510	25,199
FactSet Research Systems, Inc.	10,900	5,235
Franklin Resources, Inc.	81,402	1,652
Goldman Sachs Group (The), Inc.	94,372	54,039
Intercontinental Exchange, Inc.	171,592	25,569
Invesco Ltd.	121,295	2,120
KKR & Co., Inc.	201,505	29,805
MarketAxess Holdings, Inc.	10,326	2,334
Moody's Corp.	47,122	22,306
Morgan Stanley	373,175	46,915
MSCI, Inc.	23,570	14,142
Nasdaq, Inc.(1)	125,853	9,730
Northern Trust Corp.(1)	61,564	6,310
Raymond James Financial, Inc.	54,058	8,397
S&P Global, Inc.	95,448	47,536
State Street Corp.	90,108	8,844
T. Rowe Price Group, Inc.	64,523	7,297
		470,980
Chemicals – 1.2%
Air Products and Chemicals, Inc.	65,852	19,100
Albemarle Corp.	32,719	2,817
Celanese Corp.	29,436	2,037
CF Industries Holdings, Inc.	54,735	4,670
Corteva, Inc.	201,777	11,493
Dow, Inc.	204,006	8,187
DuPont de Nemours, Inc.	123,859	9,444
Eastman Chemical Co.	33,775	3,084
Ecolab, Inc.	74,881	17,546
FMC Corp.	32,823	1,596
International Flavors & Fragrances, Inc.	73,921	6,250
Linde PLC	142,005	59,453
LyondellBasell Industries N.V., Class A	74,786	5,554
Mosaic (The) Co.	85,890	2,111
PPG Industries, Inc.	67,624	8,078
Sherwin-Williams (The) Co.	69,999	23,795
		185,215
Commercial Services & Supplies – 0.5%
Cintas Corp.	103,373	18,886
Copart, Inc.*	259,580	14,897
Republic Services, Inc.	61,709	12,415
Rollins, Inc.	81,517	3,779
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Commercial Services & Supplies – 0.5%continued
Veralto Corp.	71,824	$7,315
Waste Management, Inc.	109,406	22,077
		79,369
Communications Equipment – 0.9%
Arista Networks, Inc.*	308,052	34,049
Cisco Systems, Inc.	1,197,057	70,866
F5, Inc.*	18,052	4,540
Juniper Networks, Inc.	103,081	3,860
Motorola Solutions, Inc.	50,016	23,119
		136,434
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,731	13,821
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	18,090	9,344
Vulcan Materials Co.	40,374	10,385
		19,729
Consumer Finance – 0.6%
American Express Co.	167,362	49,671
Capital One Financial Corp.	113,703	20,276
Discover Financial Services	75,616	13,099
Synchrony Financial	120,057	7,804
		90,850
Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	132,861	121,737
Dollar General Corp.	62,890	4,768
Dollar Tree, Inc.*	57,272	4,292
Kroger (The) Co.	202,909	12,408
Sysco Corp.	149,940	11,465
Target Corp.	136,191	18,410
Walgreens Boots Alliance, Inc.	237,830	2,219
Walmart, Inc.	1,301,720	117,610
		292,909
Containers & Packaging – 0.2%
Amcor PLC	409,002	3,849
Avery Dennison Corp.	23,807	4,455
Ball Corp.	85,317	4,704
International Paper Co.	108,155	5,821
Packaging Corp. of America	27,666	6,228
Smurfit WestRock PLC	152,233	8,199
		33,256
Distributors – 0.1%
Genuine Parts Co.	39,688	4,634
NORTHERN FUNDS QUARTERLY REPORT  162 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Distributors – 0.1%continued
LKQ Corp.	71,782	$2,638
Pool Corp.	10,742	3,662
		10,934
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,137,924	48,680
Verizon Communications, Inc.	1,254,564	50,170
		98,850
Electric Utilities – 1.5%
Alliant Energy Corp.	80,649	4,770
American Electric Power Co., Inc.	161,874	14,930
Constellation Energy Corp.	94,339	21,104
Duke Energy Corp.	233,346	25,141
Edison International	118,742	9,480
Entergy Corp.	128,132	9,715
Evergy, Inc.	72,531	4,464
Eversource Energy	105,704	6,071
Exelon Corp.	294,682	11,092
FirstEnergy Corp.	147,835	5,881
NextEra Energy, Inc.	612,400	43,903
NRG Energy, Inc.	62,391	5,629
PG&E Corp.	666,047	13,441
Pinnacle West Capital Corp.	32,292	2,737
PPL Corp.	227,971	7,400
Southern (The) Co.	330,722	27,225
Xcel Energy, Inc.	175,256	11,833
		224,816
Electrical Equipment – 0.8%
AMETEK, Inc.	70,475	12,704
Eaton Corp. PLC	118,965	39,481
Emerson Electric Co.	171,963	21,311
GE Vernova, Inc.	81,883	26,934
Generac Holdings, Inc.*	16,395	2,542
Hubbell, Inc.	15,935	6,675
Rockwell Automation, Inc.	34,571	9,880
		119,527
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	362,920	25,205
CDW Corp.	38,590	6,716
Corning, Inc.	231,452	10,999
Jabil, Inc.	35,332	5,084
Keysight Technologies, Inc.*	53,342	8,568
TE Connectivity PLC	88,679	12,678
Teledyne Technologies, Inc.*	14,437	6,701
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electronic Equipment, Instruments & Components – 0.6%continued
Trimble, Inc.*	76,259	$5,389
Zebra Technologies Corp., Class A*	16,022	6,188
		87,528
Energy Equipment & Services – 0.2%
Baker Hughes Co.	301,780	12,379
Halliburton Co.	254,435	6,918
Schlumberger N.V.	416,735	15,978
		35,275
Entertainment – 1.4%
Electronic Arts, Inc.	72,932	10,670
Live Nation Entertainment, Inc.*	45,255	5,860
Netflix, Inc.*	128,206	114,273
Take-Two Interactive Software, Inc.*	47,977	8,832
Walt Disney (The) Co.	543,730	60,544
Warner Bros. Discovery, Inc.*	647,242	6,841
		207,020
Financial Services – 4.4%
Apollo Global Management, Inc.	132,470	21,879
Berkshire Hathaway, Inc., Class B*	548,176	248,477
Corpay, Inc.*	21,240	7,188
Fidelity National Information Services, Inc.	158,373	12,792
Fiserv, Inc.*	171,407	35,210
Global Payments, Inc.	77,569	8,692
Jack Henry & Associates, Inc.	20,575	3,607
Mastercard, Inc., Class A	245,796	129,429
PayPal Holdings, Inc.*	302,713	25,837
Visa, Inc., Class A	516,571	163,257
		656,368
Food Products – 0.6%
Archer-Daniels-Midland Co.	138,649	7,005
Bunge Global S.A.	38,975	3,031
Conagra Brands, Inc.	134,711	3,738
General Mills, Inc.	169,674	10,820
Hershey (The) Co.	42,930	7,270
Hormel Foods Corp.	80,000	2,510
J.M. Smucker (The) Co.	29,826	3,284
Kellanova	77,705	6,292
Kraft Heinz (The) Co.	256,860	7,888
Lamb Weston Holdings, Inc.	45,539	3,043
McCormick & Co., Inc. (Non Voting)	72,830	5,553
Mondelez International, Inc., Class A	396,557	23,686
EQUITY FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Food Products – 0.6%continued
The Campbell's Company	53,440	$2,238
Tyson Foods, Inc., Class A	83,073	4,772
		91,130
Gas Utilities – 0.0%
Atmos Energy Corp.	48,104	6,699
Ground Transportation – 0.9%
CSX Corp.	584,212	18,853
JB Hunt Transport Services, Inc.	25,155	4,293
Norfolk Southern Corp.	68,662	16,115
Old Dominion Freight Line, Inc.	55,075	9,715
Uber Technologies, Inc.*	626,678	37,801
Union Pacific Corp.	180,483	41,157
		127,934
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	521,187	58,952
Align Technology, Inc.*	19,956	4,161
Baxter International, Inc.	145,118	4,232
Becton Dickinson & Co.	85,526	19,403
Boston Scientific Corp.*	443,712	39,633
Cooper (The) Cos., Inc.*	57,199	5,258
Dexcom, Inc.*	113,955	8,862
Edwards Lifesciences Corp.*	173,888	12,873
GE HealthCare Technologies, Inc.	133,865	10,466
Hologic, Inc.*	68,789	4,959
IDEXX Laboratories, Inc.*	24,403	10,089
Insulet Corp.*	21,868	5,709
Intuitive Surgical, Inc.*	107,043	55,872
Medtronic PLC	382,149	30,526
ResMed, Inc.	44,912	10,271
Solventum Corp.*	44,707	2,953
STERIS PLC	28,469	5,852
Stryker Corp.	103,324	37,202
Teleflex, Inc.	12,610	2,244
Zimmer Biomet Holdings, Inc.	57,482	6,072
		335,589
Health Care Providers & Services – 2.0%
Cardinal Health, Inc.	74,338	8,792
Cencora, Inc.	53,479	12,016
Centene Corp.*	147,374	8,928
Cigna Group (The)	82,472	22,774
CVS Health Corp.	371,762	16,688
DaVita, Inc.*	15,021	2,246
Elevance Health, Inc.	68,814	25,385
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Providers & Services – 2.0%continued
HCA Healthcare, Inc.	55,116	$16,543
Henry Schein, Inc.*	40,484	2,802
Humana, Inc.	35,113	8,909
Labcorp Holdings, Inc.	26,023	5,968
McKesson Corp.	38,389	21,878
Molina Healthcare, Inc.*	16,370	4,764
Quest Diagnostics, Inc.	34,887	5,263
UnitedHealth Group, Inc.	275,534	139,382
Universal Health Services, Inc., Class B	17,351	3,113
		305,451
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	44,279	4,319
Healthpeak Properties, Inc.	198,199	4,018
Ventas, Inc.	129,380	7,619
Welltower, Inc.	177,220	22,335
		38,291
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	196,528	3,443
Hotels, Restaurants & Leisure – 1.9%
Airbnb, Inc., Class A*	127,827	16,798
Booking Holdings, Inc.	9,952	49,446
Caesars Entertainment, Inc.*	57,015	1,905
Carnival Corp.*	319,933	7,973
Chipotle Mexican Grill, Inc.*	411,518	24,814
Darden Restaurants, Inc.	36,569	6,827
Domino's Pizza, Inc.	9,819	4,122
Expedia Group, Inc.*	38,033	7,087
Hilton Worldwide Holdings, Inc.	73,894	18,264
Las Vegas Sands Corp.	99,799	5,126
Marriott International, Inc., Class A	69,847	19,483
McDonald's Corp.	215,281	62,408
MGM Resorts International*	74,340	2,576
Norwegian Cruise Line Holdings Ltd.*	140,516	3,615
Royal Caribbean Cruises Ltd.	73,074	16,857
Starbucks Corp.	341,785	31,188
Wynn Resorts Ltd.	25,176	2,169
Yum! Brands, Inc.	85,236	11,435
		292,093
Household Durables – 0.3%
D.R. Horton, Inc.	88,870	12,426
Garmin Ltd.	46,297	9,549
Lennar Corp., Class A	71,684	9,776
Mohawk Industries, Inc.*	13,808	1,645
NORTHERN FUNDS QUARTERLY REPORT  164 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Household Durables – 0.3%continued
NVR, Inc.*	908	$7,426
PulteGroup, Inc.	61,389	6,685
		47,507
Household Products – 1.1%
Church & Dwight Co., Inc.	75,447	7,900
Clorox (The) Co.	38,433	6,242
Colgate-Palmolive Co.	242,158	22,014
Kimberly-Clark Corp.	98,113	12,857
Procter & Gamble (The) Co.	704,812	118,162
		167,175
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	194,981	2,509
Vistra Corp.	101,145	13,945
		16,454
Industrial Conglomerates – 0.4%
3M Co.	164,787	21,272
Honeywell International, Inc.	195,629	44,191
		65,463
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	275,093	29,077
Insurance – 2.1%
Aflac, Inc.	151,887	15,711
Allstate (The) Corp.	79,229	15,274
American International Group, Inc.	189,908	13,825
Aon PLC, Class A	65,370	23,478
Arch Capital Group Ltd.	112,253	10,367
Arthur J. Gallagher & Co.	74,764	21,222
Assurant, Inc.	16,234	3,461
Brown & Brown, Inc.	70,656	7,208
Chubb Ltd.	113,039	31,233
Cincinnati Financial Corp.	47,855	6,877
Erie Indemnity Co., Class A	6,912	2,849
Everest Group Ltd.	12,224	4,431
Globe Life, Inc.	27,266	3,041
Hartford Financial Services Group (The), Inc.	86,707	9,486
Loews Corp.	54,531	4,618
Marsh & McLennan Cos., Inc.	146,962	31,216
MetLife, Inc.	176,939	14,488
Principal Financial Group, Inc.	61,844	4,787
Progressive (The) Corp.	176,082	42,191
Prudential Financial, Inc.	104,992	12,445
Travelers (The) Cos., Inc.	68,310	16,455
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Insurance – 2.1%continued
W R Berkley Corp.	90,189	$5,278
Willis Towers Watson PLC	30,876	9,672
		309,613
Interactive Media & Services – 6.6%
Alphabet, Inc., Class A	1,750,231	331,319
Alphabet, Inc., Class C	1,425,807	271,531
Match Group, Inc.*	67,979	2,224
Meta Platforms, Inc., Class A	652,936	382,300
		987,374
IT Services – 1.1%
Accenture PLC, Class A	187,687	66,026
Akamai Technologies, Inc.*	47,341	4,528
Cognizant Technology Solutions Corp., Class A	151,273	11,633
EPAM Systems, Inc.*	17,912	4,188
Gartner, Inc.*	23,553	11,411
GoDaddy, Inc., Class A*	42,481	8,385
International Business Machines Corp.	276,646	60,815
VeriSign, Inc.*	25,872	5,354
		172,340
Leisure Products – 0.0%
Hasbro, Inc.	35,411	1,980
Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	84,331	11,329
Bio-Techne Corp.	50,689	3,651
Charles River Laboratories International, Inc.*	14,088	2,601
Danaher Corp.	191,446	43,946
IQVIA Holdings, Inc.*	51,027	10,027
Mettler-Toledo International, Inc.*	6,192	7,577
Revvity, Inc.	34,647	3,867
Thermo Fisher Scientific, Inc.	114,065	59,340
Waters Corp.*	18,393	6,824
West Pharmaceutical Services, Inc.	22,365	7,326
		156,488
Machinery – 1.6%
Caterpillar, Inc.	145,136	52,649
Cummins, Inc.	40,825	14,232
Deere & Co.	76,691	32,494
Dover Corp.	42,249	7,926
Fortive Corp.	100,825	7,562
IDEX Corp.	21,612	4,523
Illinois Tool Works, Inc.	81,294	20,613
EQUITY FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Machinery – 1.6%continued
Ingersoll Rand, Inc.	118,234	$10,695
Nordson Corp.	15,212	3,183
Otis Worldwide Corp.	121,953	11,294
PACCAR, Inc.	159,016	16,541
Parker-Hannifin Corp.	38,741	24,640
Pentair PLC	51,053	5,138
Snap-on, Inc.	16,377	5,560
Stanley Black & Decker, Inc.	43,324	3,478
Westinghouse Air Brake Technologies Corp.	52,627	9,978
Xylem, Inc.	70,814	8,216
		238,722
Media – 0.5%
Charter Communications, Inc., Class A*	29,567	10,135
Comcast Corp., Class A	1,136,715	42,661
Fox Corp., Class A	62,372	3,030
Fox Corp., Class B	38,153	1,745
Interpublic Group of (The) Cos., Inc.	103,828	2,909
News Corp., Class A	121,487	3,346
News Corp., Class B	40,808	1,242
Omnicom Group, Inc.	57,741	4,968
Paramount Global, Class B	157,193	1,644
		71,680
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	424,364	16,160
Newmont Corp.	334,853	12,463
Nucor Corp.	72,181	8,424
Steel Dynamics, Inc.	42,405	4,837
		41,884
Multi-Utilities – 0.6%
Ameren Corp.	82,470	7,351
CenterPoint Energy, Inc.	202,187	6,415
CMS Energy Corp.	92,828	6,187
Consolidated Edison, Inc.	101,183	9,029
Dominion Energy, Inc.	247,207	13,315
DTE Energy Co.	60,567	7,313
NiSource, Inc.	135,966	4,998
Public Service Enterprise Group, Inc.	150,205	12,691
Sempra	192,225	16,862
WEC Energy Group, Inc.	92,735	8,721
		92,882
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	40,535	3,014
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Oil, Gas & Consumable Fuels – 2.9%
APA Corp.	100,028	$2,310
Chevron Corp.	498,737	72,237
ConocoPhillips	384,884	38,169
Coterra Energy, Inc.	213,242	5,446
Devon Energy Corp.	203,815	6,671
Diamondback Energy, Inc.	54,508	8,930
EOG Resources, Inc.	166,498	20,409
EQT Corp.	183,859	8,478
Exxon Mobil Corp.	1,313,532	141,297
Hess Corp.	81,013	10,776
Kinder Morgan, Inc.	580,397	15,903
Marathon Petroleum Corp.	97,858	13,651
Occidental Petroleum Corp.	197,386	9,753
ONEOK, Inc.	177,156	17,786
Phillips 66	125,620	14,312
Targa Resources Corp.	66,501	11,870
Texas Pacific Land Corp.	5,439	6,015
Valero Energy Corp.	95,930	11,760
Williams (The) Cos., Inc.	368,045	19,919
		435,692
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	194,643	11,776
Southwest Airlines Co.	184,277	6,195
United Airlines Holdings, Inc.*	96,005	9,322
		27,293
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	66,899	5,016
Kenvue, Inc.	563,535	12,032
		17,048
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	611,043	34,561
Eli Lilly & Co.	235,568	181,858
Johnson & Johnson	719,157	104,004
Merck & Co., Inc.	754,952	75,103
Pfizer, Inc.	1,687,737	44,776
Viatris, Inc.	375,499	4,675
Zoetis, Inc.	134,576	21,926
		466,903
Professional Services – 0.6%
Automatic Data Processing, Inc.	122,689	35,915
Broadridge Financial Solutions, Inc.	35,677	8,066
Dayforce, Inc.*	50,239	3,649
Equifax, Inc.	36,653	9,341
NORTHERN FUNDS QUARTERLY REPORT  166 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Professional Services – 0.6%continued
Jacobs Solutions, Inc.	37,465	$5,006
Leidos Holdings, Inc.	38,442	5,538
Paychex, Inc.	97,504	13,672
Paycom Software, Inc.	13,489	2,765
Verisk Analytics, Inc.	43,018	11,849
		95,801
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	91,395	11,999
CoStar Group, Inc.*	125,872	9,011
		21,010
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	43,537	9,577
Camden Property Trust	29,965	3,477
Equity Residential	99,716	7,156
Essex Property Trust, Inc.	18,975	5,416
Invitation Homes, Inc.	163,479	5,227
Mid-America Apartment Communities, Inc.	33,507	5,179
UDR, Inc.	95,078	4,127
		40,159
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	24,921	2,790
Kimco Realty Corp.	211,369	4,952
Realty Income Corp.	257,759	13,767
Regency Centers Corp.	51,948	3,841
Simon Property Group, Inc.	93,107	16,034
		41,384
Semiconductors & Semiconductor Equipment – 11.4%
Advanced Micro Devices, Inc.*	487,610	58,898
Analog Devices, Inc.	147,697	31,380
Applied Materials, Inc.	245,428	39,914
Broadcom, Inc.	1,397,094	323,902
Enphase Energy, Inc.*	37,198	2,555
First Solar, Inc.*	33,258	5,861
Intel Corp.	1,302,622	26,118
KLA Corp.	40,242	25,357
Lam Research Corp.	382,188	27,605
Microchip Technology, Inc.	157,250	9,018
Micron Technology, Inc.	329,743	27,751
Monolithic Power Systems, Inc.	14,229	8,419
NVIDIA Corp.	7,344,552	986,300
NXP Semiconductors N.V.	75,018	15,593
ON Semiconductor Corp.*	126,446	7,972
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Semiconductors & Semiconductor Equipment – 11.4%continued
QUALCOMM, Inc.	331,109	$50,865
Skyworks Solutions, Inc.	45,292	4,017
Teradyne, Inc.	46,947	5,912
Texas Instruments, Inc.	273,450	51,275
		1,708,712
Software – 10.3%
Adobe, Inc.*	131,264	58,370
ANSYS, Inc.*	26,846	9,056
Autodesk, Inc.*	65,055	19,228
Cadence Design Systems, Inc.*	82,529	24,797
Crowdstrike Holdings, Inc., Class A*	69,022	23,616
Fair Isaac Corp.*	7,397	14,727
Fortinet, Inc.*	191,798	18,121
Gen Digital, Inc.	167,645	4,590
Intuit, Inc.	84,173	52,903
Microsoft Corp.	2,226,071	938,289
Oracle Corp.	479,770	79,949
Palantir Technologies, Inc., Class A*	610,471	46,170
Palo Alto Networks, Inc.*	194,805	35,447
PTC, Inc.*	34,969	6,430
Roper Technologies, Inc.	32,305	16,794
Salesforce, Inc.	286,831	95,896
ServiceNow, Inc.*	61,857	65,576
Synopsys, Inc.*	45,531	22,099
Tyler Technologies, Inc.*	12,958	7,472
Workday, Inc., Class A*	63,769	16,454
		1,555,984
Specialized Real Estate Investment Trusts – 0.9%
American Tower Corp.	138,671	25,434
Crown Castle, Inc.	127,690	11,589
Digital Realty Trust, Inc.	94,599	16,775
Equinix, Inc.	29,124	27,461
Extra Space Storage, Inc.	61,944	9,267
Iron Mountain, Inc.	88,539	9,306
Public Storage	46,431	13,903
SBA Communications Corp.	31,280	6,375
VICI Properties, Inc.	307,835	8,992
Weyerhaeuser Co.	209,511	5,898
		135,000
Specialty Retail – 1.8%
AutoZone, Inc.*	5,129	16,423
Best Buy Co., Inc.	56,833	4,876
CarMax, Inc.*	49,117	4,016
EQUITY FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Specialty Retail – 1.8%continued
Home Depot (The), Inc.	297,900	$115,880
Lowe's Cos., Inc.	170,708	42,131
O'Reilly Automotive, Inc.*	17,463	20,708
Ross Stores, Inc.	100,812	15,250
TJX (The) Cos., Inc.	339,459	41,010
Tractor Supply Co.	161,095	8,548
Ulta Beauty, Inc.*	14,629	6,362
		275,204
Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	4,525,677	1,133,320
Dell Technologies, Inc., Class C	92,849	10,700
Hewlett Packard Enterprise Co.	399,586	8,531
HP, Inc.	281,609	9,189
NetApp, Inc.	63,186	7,335
Seagate Technology Holdings PLC	60,882	5,255
Super Micro Computer, Inc.*	143,817	4,383
Western Digital Corp.*	106,998	6,380
		1,185,093
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	44,874	9,113
Lululemon Athletica, Inc.*	33,212	12,701
NIKE, Inc., Class B	359,297	27,188
Ralph Lauren Corp.	11,713	2,705
Tapestry, Inc.	66,614	4,352
		56,059
Tobacco – 0.6%
Altria Group, Inc.	511,518	26,747
Philip Morris International, Inc.	467,217	56,230
		82,977
Trading Companies & Distributors – 0.3%
Fastenal Co.	173,555	12,480
United Rentals, Inc.	19,952	14,055
W.W. Grainger, Inc.	13,274	13,992
		40,527
Water Utilities – 0.1%
American Water Works Co., Inc.	56,546	7,039
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	146,911	32,428
Total Common Stocks
(Cost $3,782,679)		14,908,955

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(2) (3)	131,474,864	$131,475
Total Investment Companies
(Cost $131,475)		131,475

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.28%, 3/27/25(4) (5)	$7,260	$7,189
Total Short-Term Investments
(Cost $7,186)		7,189

Total Investments – 100.0%
(Cost $3,921,340)		15,047,619
Other Assets less Liabilities – 0.0%		6,730
NET ASSETS – 100.0%		$15,054,349

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2024 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	469	$139,193	Long	3/25	$(4,640)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest
NORTHERN FUNDS QUARTERLY REPORT  168 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued	December 31, 2024 (UNAUDITED)
rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$14,908,955	$—	$—	$14,908,955
Investment Companies	131,475	—	—	131,475
Short-Term Investments	—	7,189	—	7,189
Total Investments	$15,040,430	$7,189	$—	$15,047,619
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4,640)	$—	$—	$(4,640)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND AND INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$7,116	$893	$13	$1,732	$2	$88	$9,730	125,853
Northern Institutional Funds - U.S. Government Portfolio (Shares)	187,947	939,314	995,786	—	—	6,650	131,475	131,474,864
Northern Trust Corp.	5,200	627	375	715	143	141	6,310	61,564
Total	$200,263	$940,834	$996,174	$2,447	$145	$6,879	$147,515	131,662,281
EQUITY FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

U.S. QUALITY ESG FUND	December 31, 2024 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	9,526	$984
Expeditors International of Washington, Inc.	17,160	1,901
		2,885
Automobiles – 1.3%
Tesla, Inc.*	16,728	6,755
Banks – 3.5%
Citigroup, Inc.	64,016	4,506
Comerica, Inc.	13,620	842
Commerce Bancshares, Inc.	19,063	1,188
First Hawaiian, Inc.	47,850	1,242
JPMorgan Chase & Co.	44,112	10,574
		18,352
Biotechnology – 2.2%
AbbVie, Inc.	39,905	7,091
Gilead Sciences, Inc.	48,033	4,437
		11,528
Broadline Retail – 3.0%
Amazon.com, Inc.*	71,545	15,696
eBay, Inc.	4,586	284
		15,980
Building Products – 1.2%
Lennox International, Inc.	3,620	2,206
Masco Corp.	14,822	1,076
Trane Technologies PLC	8,713	3,218
		6,500
Capital Markets – 2.9%
Bank of New York Mellon (The) Corp.	33,673	2,587
Goldman Sachs Group (The), Inc.	1,360	779
Invesco Ltd.	119,591	2,091
Janus Henderson Group PLC	49,928	2,123
Morgan Stanley	42,841	5,386
State Street Corp.	24,309	2,386
		15,352
Chemicals – 1.0%
Ecolab, Inc.	11,070	2,594
Sherwin-Williams (The) Co.	7,798	2,651
		5,245
Commercial Services & Supplies – 0.9%
Cintas Corp.	2,003	366
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Commercial Services & Supplies – 0.9%continued
MSA Safety, Inc.	11,750	$1,948
Veralto Corp.	22,505	2,292
		4,606
Communications Equipment – 0.6%
Cisco Systems, Inc.	38,762	2,295
F5, Inc.*	1,502	377
Motorola Solutions, Inc.	731	338
		3,010
Construction & Engineering – 0.6%
AECOM	9,619	1,027
EMCOR Group, Inc.	4,963	2,253
		3,280
Consumer Finance – 1.1%
Ally Financial, Inc.	19,407	699
Discover Financial Services	4,048	701
SLM Corp.	83,725	2,309
Synchrony Financial	35,822	2,329
		6,038
Consumer Staples Distribution & Retail – 0.7%
Costco Wholesale Corp.	3,932	3,603
Containers & Packaging – 0.8%
Avery Dennison Corp.	11,400	2,133
Sealed Air Corp.	57,992	1,962
		4,095
Distributors – 0.4%
Pool Corp.	6,028	2,055
Diversified Consumer Services – 0.0%
H&R Block, Inc.	4,800	254
Diversified Telecommunication Services – 0.1%
Iridium Communications, Inc.	9,677	281
Electric Utilities – 0.4%
Duke Energy Corp.	10,115	1,090
Exelon Corp.	30,443	1,146
		2,236
Electrical Equipment – 0.4%
Acuity Brands, Inc.	7,005	2,046
Energy Equipment & Services – 0.7%
TechnipFMC PLC	75,203	2,176
Weatherford International PLC	22,288	1,597
		3,773
NORTHERN FUNDS QUARTERLY REPORT  170 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Entertainment – 0.7%
Electronic Arts, Inc.	15,529	$2,272
Netflix, Inc.*	1,735	1,546
		3,818
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	8,931	4,048
Equitable Holdings, Inc.	49,338	2,327
Fidelity National Information Services, Inc.	30,652	2,476
Fiserv, Inc.*	22,055	4,531
Mastercard, Inc., Class A	4,916	2,589
MGIC Investment Corp.	79,312	1,880
Visa, Inc., Class A	10,099	3,192
Voya Financial, Inc.	12,798	881
		21,924
Food Products – 1.2%
General Mills, Inc.	30,907	1,971
Ingredion, Inc.	15,513	2,134
Kellanova	26,531	2,148
		6,253
Gas Utilities – 0.4%
UGI Corp.	77,057	2,175
Ground Transportation – 0.8%
Landstar System, Inc.	10,963	1,884
Old Dominion Freight Line, Inc.	12,232	2,158
		4,042
Health Care Equipment & Supplies – 0.9%
Edwards Lifesciences Corp.*	7,403	548
Hologic, Inc.*	27,856	2,008
IDEXX Laboratories, Inc.*	5,608	2,319
		4,875
Health Care Providers & Services – 2.6%
Cardinal Health, Inc.	19,449	2,300
Cencora, Inc.	10,633	2,389
Cigna Group (The)	10,288	2,841
DaVita, Inc.*	14,408	2,155
McKesson Corp.	4,992	2,845
UnitedHealth Group, Inc.	1,745	883
		13,413
Health Care Technology – 0.5%
Doximity, Inc., Class A*	41,664	2,224
Veeva Systems, Inc., Class A*	1,431	301
		2,525
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Hotel & Resort Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc.	67,110	$1,176
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.	1,103	5,480
Domino's Pizza, Inc.	1,324	556
Hilton Worldwide Holdings, Inc.	10,805	2,671
Light & Wonder, Inc.*	3,049	263
Travel + Leisure Co.	29,722	1,499
		10,469
Household Durables – 0.4%
TopBuild Corp.*	6,146	1,914
Household Products – 2.5%
Clorox (The) Co.	13,967	2,268
Colgate-Palmolive Co.	30,981	2,816
Kimberly-Clark Corp.	19,328	2,533
Procter & Gamble (The) Co.	33,903	5,684
		13,301
Independent Power & Renewable Electricity Producers – 0.7%
Brookfield Renewable Corp.	74,592	2,063
Clearway Energy, Inc., Class C	65,183	1,695
		3,758
Industrial Conglomerates – 0.5%
3M Co.	21,819	2,817
Insurance – 2.7%
Aflac, Inc.	22,230	2,300
American International Group, Inc.	6,851	499
Hartford Financial Services Group (The), Inc.	18,849	2,062
MetLife, Inc.	29,121	2,384
Prudential Financial, Inc.	19,606	2,324
Unum Group	31,179	2,277
Willis Towers Watson PLC	7,528	2,358
		14,204
Interactive Media & Services – 6.3%
Alphabet, Inc., Class A	90,480	17,128
Alphabet, Inc., Class C	29,155	5,552
Meta Platforms, Inc., Class A	17,579	10,293
		32,973
IT Services – 2.6%
Accenture PLC, Class A	16,252	5,717
Gartner, Inc.*	4,186	2,028
International Business Machines Corp.	26,157	5,750
		13,495
EQUITY FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Leisure Products – 0.6%
Hasbro, Inc.	27,412	$1,533
YETI Holdings, Inc.*	41,006	1,579
		3,112
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	16,753	2,251
Illumina, Inc.*	5,759	769
Mettler-Toledo International, Inc.*	1,888	2,310
Waters Corp.*	6,054	2,246
		7,576
Machinery – 1.6%
Caterpillar, Inc.	8,393	3,044
Illinois Tool Works, Inc.	11,109	2,817
Otis Worldwide Corp.	4,823	447
Pentair PLC	21,442	2,158
		8,466
Media – 0.6%
Comcast Corp., Class A	38,496	1,445
Interpublic Group of (The) Cos., Inc.	65,114	1,824
		3,269
Metals & Mining – 0.3%
Royal Gold, Inc.	12,775	1,684
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	13,963	1,180
Oil, Gas & Consumable Fuels – 1.6%
Cheniere Energy, Inc.	9,045	1,943
ConocoPhillips	15,502	1,537
DT Midstream, Inc.	5,954	592
Exxon Mobil Corp.	7,544	812
Marathon Petroleum Corp.	12,984	1,811
Valero Energy Corp.	13,334	1,635
		8,330
Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	18,983	1,966
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	59,106	3,343
Eli Lilly & Co.	2,682	2,070
Johnson & Johnson	15,992	2,313
Merck & Co., Inc.	39,951	3,974
Zoetis, Inc.	17,601	2,868
		14,568
Professional Services – 2.8%
Automatic Data Processing, Inc.	15,820	4,631
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Professional Services – 2.8%continued
Broadridge Financial Solutions, Inc.	10,205	$2,307
Paychex, Inc.	11,023	1,546
Paycom Software, Inc.	2,066	423
Paylocity Holding Corp.*	10,942	2,183
Robert Half, Inc.	15,239	1,074
Verisk Analytics, Inc.	8,407	2,315
		14,479
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	18,704	2,456
Residential Real Estate Investment Trusts – 0.4%
AvalonBay Communities, Inc.	9,917	2,181
Semiconductors & Semiconductor Equipment – 9.2%
Applied Materials, Inc.	31,882	5,185
Broadcom, Inc.	20,381	4,725
Lam Research Corp.	50,267	3,631
NVIDIA Corp.	254,910	34,232
QUALCOMM, Inc.	1,916	294
		48,067
Software – 12.0%
Adobe, Inc.*	10,676	4,747
AppLovin Corp., Class A*	4,522	1,464
Autodesk, Inc.*	9,118	2,695
Cadence Design Systems, Inc.*	8,199	2,464
Dropbox, Inc., Class A*	70,537	2,119
Fair Isaac Corp.*	1,091	2,172
Intuit, Inc.	8,833	5,552
Manhattan Associates, Inc.*	1,547	418
Microsoft Corp.	79,392	33,464
Salesforce, Inc.	20,534	6,865
Teradata Corp.*	34,836	1,085
		63,045
Specialty Retail – 3.6%
Bath & Body Works, Inc.	23,392	907
Best Buy Co., Inc.	25,404	2,180
Home Depot (The), Inc.	19,047	7,409
Lowe's Cos., Inc.	20,375	5,029
Ulta Beauty, Inc.*	1,775	772
Williams-Sonoma, Inc.	12,692	2,350
		18,647
NORTHERN FUNDS QUARTERLY REPORT  172 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued	December 31, 2024 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	148,716	$37,241
HP, Inc.	32,939	1,075
		38,316
Textiles, Apparel & Luxury Goods – 1.0%
Crocs, Inc.*	19,789	2,168
Deckers Outdoor Corp.*	12,055	2,448
Tapestry, Inc.	8,242	538
		5,154
Trading Companies & Distributors – 0.9%
Fastenal Co.	32,353	2,326
W.W. Grainger, Inc.	2,269	2,392
		4,718
Total Common Stocks
(Cost $355,731)		518,220

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.28%(1) (2)	5,264,511	5,264
Total Investment Companies
(Cost $5,264)		5,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.28%, 3/27/25(3) (4)	$280	$277
Total Short-Term Investments
(Cost $277)		277

Total Investments – 99.7%
(Cost $361,272)		523,761
Other Assets less Liabilities – 0.3%		1,337
NET ASSETS – 100.0%		$525,098

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2024 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2024, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	22	$6,529	Long	3/25	$(145)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2024:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$518,220	$—	$—	$518,220
Investment Companies	5,264	—	—	5,264
Short-Term Investments	—	277	—	277
Total Investments	$523,484	$277	$—	$523,761
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(145)	$—	$—	$(145)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2024, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,697	$55,446	$52,879	$147	$5,264	5,264,511
EQUITY FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT